UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Harold R. Loftin, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

QUARTERLY N-Q

MARCH 31, 2017 *Unaudited*

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS		
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Growth Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund	GIPYX	GIPZX
Global Bond Fund	GGBEX	GGBFX
Flexible Income Fund		GFLZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund	GREYX	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Natural Resources Equity Fund		GNRZX

GuideStone Funds

Do well. Do right.

© 2017 GuideStone Financial Resources [illegible] 05/17

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indices that track North American and emerging market credit derivative indexes.
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CONV	—	Convertible
CVA	—	Dutch Certificate
DIP	—	Debtor in Possession
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
HDD	—	Heating Degree Day
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Agreed Rate
KORIBOR	—	Korea Interbank Offer Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MXN-	—	The Equilibrium Interbank Interest Rate (“TIIE”)
TIIE-		represents interbank credit transactions in local
Banxico		currency (MXN).
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PIPE	—	Private Investment in Public Equity
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2017, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$210,076,721	23.57%
Medium-Duration Bond	138,975,018	12.79
Extended-Duration Bond	13,529,356	5.79
Global Bond	85,280,700	18.76
Defensive Market Strategies	50,168,712	5.76
International Equity Index	663,519	0.46
International Equity	12,712,021	0.92
Emerging Markets Equity	3,512,860	0.95
Real Estate Securities	896,485	0.39
Flexible Income Fund	3,587,912	2.62

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2017. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Rate shown reflects the effective yield as of March 31, 2017.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of March 31, 2017, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$2,000,000	0.22%
Medium-Duration Bond	3,811,835	0.35
Global Bond	3,635,751	0.80
Defensive Market Strategies	4,818,684	0.55
Small Cap Equity	—	—
International Equity Index	67	—
International Equity	—	—
Emerging Markets Equity	2,793,321	0.75
Real Estate Securities	15,172	0.01
Global Natural
Resources Equity	1,578,381	0.72

2

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(Q)	—	Par is denominated in Russian Ruble (RUB).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(X)	—	Par is denominated in Colombian Peso (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZA)	—	Par is denominated in Argentine Peso (ARS).

COUNTERPARTY ABBREVIATIONS:
ANZ	—	Counterparty to contract is Australia and New Zealand Banking Group.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
CWB	—	Counterparty to contract is Commonwealth Bank.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
ICE	—	Counterparty to contract is Intercontinental Exchange.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
LCH	—	Counterparty to contract is LCH. Clearnet
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NAB	—	Counterparty to contract is National Australia Bank.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counter party to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

3

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	9,639,081	$9,639,081
GuideStone Low-Duration Bond Fund (Institutional Class)¥	4,600,102	61,549,366
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	7,040,333	102,648,057
GuideStone Global Bond Fund (Institutional Class)¥	4,140,485	41,073,609
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	7,552,961	93,354,595
GuideStone Equity Index Fund (Institutional Class)¥	1,146,056	29,923,525
GuideStone Value Equity Fund (Institutional Class)¥	1,516,668	33,033,040
GuideStone Growth Equity Fund (Institutional Class)¥	1,319,355	30,622,233
GuideStone Small Cap Equity Fund (Institutional Class)¥	603,042	10,649,729
GuideStone International Equity Index Fund (Institutional Class)¥	2,195,199	20,876,345
GuideStone International Equity Fund (Institutional Class)¥	3,050,275	43,710,434
GuideStone Emerging Market Equity Fund (Institutional Class)¥	1,851,067	16,863,222
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	3,232,586	33,424,941
GuideStone Flexible Income Fund (Investor Class)¥	1,917,322	18,387,122
GuideStone Real Estate Securities Fund (Institutional Class)¥	465,224	4,312,625
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,195,653	8,680,439

Total Mutual Funds (Cost $561,034,798)		558,748,363

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $299,600)	$300,000	299,502

TOTAL INVESTMENTS — 100.0% (Cost $561,334,398)		559,047,865
Liabilities in Excess of Other Assets — 0.0%		(183,115)

NET ASSETS — 100.0%		$558,864,750

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$558,748,363	$558,748,363	$—	$—
U.S. Treasury Obligation	299,502	—	299,502	—

Total Assets — Investments in Securities	$559,047,865	$558,748,363	$299,502	$—

Other Financial Instruments***
Futures Contracts	$45,183	$45,183	$—	$—

Total Assets — Other Financial Instruments	$45,183	$45,183	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

4	See Notes to Schedules of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.4%
GuideStone Money Market Fund (Institutional Class)¥	18,445,226	$18,445,226
GuideStone Low-Duration Bond Fund (Institutional Class)¥	1,168,649	15,636,524
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	12,164,200	177,354,030
GuideStone Global Bond Fund (Institutional Class)¥	4,863,368	48,244,606
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	13,337,501	164,851,507
GuideStone Equity Index Fund (Institutional Class)¥	2,907,016	75,902,198
GuideStone Value Equity Fund (Institutional Class)¥	3,577,978	77,928,369
GuideStone Growth Equity Fund (Institutional Class)¥	3,333,769	77,376,775
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,480,474	26,145,167
GuideStone International Equity Index Fund (Institutional Class)¥	4,981,828	47,377,182
GuideStone International Equity Fund (Institutional Class)¥	6,749,233	96,716,514
GuideStone Emerging Market Equity Fund (Institutional Class)¥	4,160,467	37,901,858
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	2,232,712	23,086,244
GuideStone Flexible Income Fund (Investor Class)¥	1,812,009	17,377,164
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,127,833	10,455,016
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,948,328	21,404,862

Total Mutual Funds (Cost $938,414,212)		936,203,242

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $499,333)	$500,000	499,169

TOTAL INVESTMENTS — 100.5% (Cost $938,913,545)		936,702,411
Liabilities in Excess of Other Assets — (0.5)%		(4,513,658)

NET ASSETS — 100.0%		$932,188,753

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$936,203,242	$936,203,242	$—	$—
U.S. Treasury Obligation	499,169	—	499,169	—

Total Assets — Investments in Securities	$936,702,411	$936,203,242	$499,169	$—

Other Financial Instruments***
Futures Contracts	$72,092	$72,092	$—	$—

Total Assets — Other Financial Instruments	$72,092	$72,092	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

See Notes to Schedules of Investments.	5

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.3%
GuideStone Money Market Fund (Institutional Class)¥	12,440,624	$12,440,624
GuideStone Low-Duration Bond Fund (Institutional Class)¥	1,473	19,703
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	5,583,573	81,408,493
GuideStone Global Bond Fund (Institutional Class)¥	2,047,584	20,312,033
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	1,313,063	16,229,460
GuideStone Equity Index Fund (Institutional Class)¥	2,673,091	69,794,415
GuideStone Value Equity Fund (Institutional Class)¥	3,257,442	70,947,083
GuideStone Growth Equity Fund (Institutional Class)¥	3,061,594	71,059,591
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,355,735	23,942,275
GuideStone International Equity Index Fund (Institutional Class)¥	3,581,808	34,062,992
GuideStone International Equity Fund (Institutional Class)¥	4,925,602	70,583,870
GuideStone Emerging Market Equity Fund (Institutional Class)¥	2,995,425	27,288,326
GuideStone Real Estate Securities Fund (Institutional Class)¥	928,653	8,608,613
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,409,171	17,490,581

Total Mutual Funds (Cost $530,324,344)		524,188,059

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $499,333)	$500,000	499,170

TOTAL INVESTMENTS — 100.4% (Cost $530,823,677)		524,687,229
Liabilities in Excess of Other Assets — (0.4)%		(2,035,884)

NET ASSETS — 100.0%		$522,651,345

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$524,188,059	$524,188,059	$—	$—
U.S. Treasury Obligation	499,170	—	499,170	—

Total Assets — Investments in Securities	$524,687,229	$524,188,059	$499,170	$—

Other Financial Instruments***
Futures Contracts	$70,187	$70,187	$—	$—

Total Assets — Other Financial Instruments	$70,187	$70,187	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

6	See Notes to Schedules of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.3%
GuideStone Money Market Fund (Institutional Class)¥	9,408,596	$9,408,596
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	2,309,547	33,673,201
GuideStone Global Bond Fund (Institutional Class)¥	848,051	8,412,663
GuideStone Equity Index Fund (Institutional Class)¥	2,356,190	61,520,128
GuideStone Value Equity Fund (Institutional Class)¥	2,873,858	62,592,619
GuideStone Growth Equity Fund (Institutional Class)¥	2,699,451	62,654,247
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,182,600	20,884,722
GuideStone International Equity Index Fund (Institutional Class)¥	3,039,101	28,901,852
GuideStone International Equity Fund (Institutional Class)¥	4,179,955	59,898,756
GuideStone Emerging Market Equity Fund (Institutional Class)¥	2,540,880	23,147,419
GuideStone Real Estate Securities Fund (Institutional Class)¥	690,724	6,403,015
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,793,169	13,018,407

Total Mutual Funds (Cost $392,722,337)		390,515,625

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $399,466)	$400,000	399,336

TOTAL INVESTMENTS — 100.4% (Cost $393,121,803)		390,914,961
Liabilities in Excess of Other Assets — (0.4)%		(1,492,250)

NET ASSETS — 100.0%		$389,422,711

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$390,515,625	$390,515,625	$—	$—
U.S. Treasury Obligation	399,336	—	399,336	—

Total Assets — Investments in Securities	$390,914,961	$390,515,625	$399,336	$—

Other Financial Instruments***
Futures Contracts	$56,212	$56,212	$—	$—

Total Assets — Other Financial Instruments	$56,212	$56,212	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

See Notes to Schedules of Investments.	7

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.2%
GuideStone Money Market Fund (Institutional Class)¥	1,694,218	$1,694,218
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	287,725	4,195,037
GuideStone Global Bond Fund (Institutional Class)¥	105,828	1,049,816
GuideStone Equity Index Fund (Institutional Class)¥	488,684	12,759,536
GuideStone Value Equity Fund (Institutional Class)¥	594,401	12,946,062
GuideStone Growth Equity Fund (Institutional Class)¥	558,849	12,970,885
GuideStone Small Cap Equity Fund (Institutional Class)¥	246,468	4,352,625
GuideStone International Equity Index Fund (Institutional Class)¥	634,876	6,037,667
GuideStone International Equity Fund (Institutional Class)¥	853,634	12,232,575
GuideStone Emerging Market Equity Fund (Institutional Class)¥	530,421	4,832,139
GuideStone Real Estate Securities Fund (Institutional Class)¥	135,313	1,254,355
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	351,860	2,554,500

Total Mutual Funds (Cost $74,356,662)		76,879,415

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.60%, 06/22/17Ω‡‡	$50,000	49,917
0.77%, 08/31/17Ω‡‡	50,000	49,825

Total U.S. Treasury Obligations (Cost $99,773)		99,742

TOTAL INVESTMENTS — 100.3% (Cost $74,456,435)		76,979,157
Liabilities in Excess of Other Assets — (0.3)%		(241,691)

NET ASSETS — 100.0%		$76,737,466

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$76,879,415	$76,879,415	$—	$—
U.S. Treasury Obligations	99,742	—	99,742	—

Total Assets — Investments in Securities	$76,979,157	$76,879,415	$99,742	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,412)	$(2,412)	$—	$—

Total Liabilities — Other Financial Instruments	$(2,412)	$(2,412)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

8	See Notes to Schedules of Investments.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	5,744,826	$5,744,826
GuideStone Low-Duration Bond Fund (Institutional Class)¥	14,937,947	199,869,731
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,656,722	53,315,004
GuideStone Global Bond Fund (Institutional Class)¥	1,349,169	13,383,753
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	3,517,014	43,470,298
GuideStone Value Equity Fund (Institutional Class)¥	1,091,035	23,762,750
GuideStone Growth Equity Fund (Institutional Class)¥	1,022,634	23,735,335
GuideStone Small Cap Equity Fund (Institutional Class)¥	304,286	5,373,695
GuideStone International Equity Fund (Institutional Class)¥	1,965,536	28,166,130
GuideStone Emerging Market Equity Fund (Institutional Class)¥	803,990	7,324,353
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	4,674,050	48,329,675
GuideStone Flexible Income Fund (Investor Class)¥	2,513,051	24,100,156
GuideStone Real Estate Securities Fund (Institutional Class)¥	534,191	4,951,948
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,371,298	9,955,625

Total Mutual Funds (Cost $497,656,132)		491,483,279

	Par
U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills
0.60%, 06/22/17Ω‡‡	$50,000	49,917
0.77%, 08/31/17Ω‡‡	50,000	49,825

Total U.S. Treasury Obligations (Cost $99,773)		99,742

TOTAL INVESTMENTS — 100.0% (Cost $497,755,905)		491,583,021
Liabilities in Excess of Other Assets — 0.0%		(129,724)

NET ASSETS — 100.0%		$491,453,297

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$491,483,279	$491,483,279	$—	$—
U.S. Treasury Obligations	99,742	—	99,742	—

Total Assets — Investments in Securities	$491,583,021	$491,483,279	$99,742	$—

Other Financial Instruments***
Futures Contracts	$18,202	$18,202	$—	$—

Total Assets — Other Financial Instruments	$18,202	$18,202	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

See Notes to Schedules of Investments.	9

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (Institutional Class)¥	30,378,787	$30,378,787
GuideStone Low-Duration Bond Fund (Institutional Class)¥	13,729,756	183,704,134
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	16,890,387	246,261,847
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	3,617,107	61,816,365
GuideStone Global Bond Fund (Institutional Class)¥	12,363,531	122,646,232
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	9,847,001	121,708,937
GuideStone Value Equity Fund (Institutional Class)¥	6,685,443	145,608,941
GuideStone Growth Equity Fund (Institutional Class)¥	6,235,979	144,737,079
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,780,822	31,449,317
GuideStone International Equity Fund (Institutional Class)¥	11,915,005	170,742,028
GuideStone Emerging Market Equity Fund (Institutional Class)¥	4,915,825	44,783,163
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	8,374,894	86,596,408
GuideStone Flexible Income Fund (Investor Class)¥	4,675,987	44,842,715
GuideStone Real Estate Securities Fund (Institutional Class)¥	4,269,060	39,574,183
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	6,467,665	46,955,251

Total Mutual Funds (Cost $1,578,047,303)		1,521,805,387

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡
3(Cost $998,666)	$1,000,000	998,339
TOTAL INVESTMENTS — 99.6% (Cost $1,579,045,969)		1,522,803,726
Other Assets in Excess of Liabilities — 0.4%		6,047,998

NET ASSETS — 100.0%		$1,528,851,724

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,521,805,387	$1,521,805,387	$—	$—
U.S. Treasury Obligation	998,339	—	998,339	—

Total Assets — Investments in Securities	$1,522,803,726	$1,521,805,387	$998,339	$—

Other Financial Instruments***
Futures Contracts	$139,931	$139,931	$—	$—

Total Assets — Financial Instruments	$139,931	$139,931	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

10	See Notes to Schedules of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	23,788,299	$23,788,299
GuideStone Low-Duration Bond Fund (Institutional Class)¥	6,211,445	83,109,139
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	7,644,582	111,458,012
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,633,968	27,924,505
GuideStone Global Bond Fund (Institutional Class)¥	5,597,021	55,522,444
GuideStone Value Equity Fund (Institutional Class)¥	9,346,043	203,556,823
GuideStone Growth Equity Fund (Institutional Class)¥	8,827,111	204,877,249
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,518,452	44,475,865
GuideStone International Equity Fund (Institutional Class)¥	17,165,113	245,976,071
GuideStone Emerging Market Equity Fund (Institutional Class)¥	6,923,316	63,071,407
GuideStone Real Estate Securities Fund (Institutional Class)¥	4,068,172	37,711,951
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	4,909,240	35,641,082

Total Mutual Funds (Cost $1,198,107,558)		1,137,112,847

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $898,800)	$900,000	898,505

TOTAL INVESTMENTS — 100.0% (Cost $1,199,006,358)		1,138,011,352
Liabilities in Excess of Other Assets — 0.0%		(359,798)

NET ASSETS — 100.0%		$1,137,651,554

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,137,112,847	$1,137,112,847	$—	$—
U.S. Treasury Obligation	898,505	—	898,505	—

Total Assets — Investments in Securities	$1,138,011,352	$1,137,112,847	$898,505	$—

Other Financial Instruments***
Futures Contracts	$134,393	$134,393	$—	$—

Total Assets — Other Financial Instruments	$134,393	$134,393	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

See Notes to Schedules of Investments.	11

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	16,286,403	$16,286,403
GuideStone Value Equity Fund (Institutional Class)¥	11,112,405	242,028,179
GuideStone Growth Equity Fund (Institutional Class)¥	10,582,424	245,618,050
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,038,335	53,656,994
GuideStone International Equity Fund (Institutional Class)¥	20,325,653	291,266,606
GuideStone Emerging Market Equity Fund (Institutional Class)¥	8,275,884	75,393,308

Total Mutual Funds (Cost $982,468,902)		924,249,540

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $1,098,533)	$1,100,000	$1,098,173

TOTAL INVESTMENTS — 100.0% (Cost $983,567,435)		925,347,713
Liabilities in Excess of Other Assets — 0.0%		(321,421)

NET ASSETS — 100.0%		$925,026,292

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$924,249,540	$924,249,540	$—	$—
U.S. Treasury Obligation	1,098,173	—	1,098,173	—

Total Assets — Investments in Securities	$925,347,713	$924,249,540	$1,098,173	$—

Other Financial Instruments***
Futures Contracts	$122,169	$122,169	$—	$—

Total Assets — Other Financial Instruments	$122,169	$122,169	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

12	See Notes to Schedules of Investments.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 58.6%
Federal Farm Credit Bank
0.87%, 09/05/17†	$15,285,000	$15,284,324
1.05%, 09/12/17†	6,400,000	6,400,551
0.99%, 09/22/17†	18,000,000	17,999,567
0.97%, 09/25/17†	15,000,000	14,998,573
Federal Farm Credit Bank Discount Notes
0.60%, 07/11/17	7,870,000	7,856,752
0.69%, 09/29/17	5,965,000	5,944,306
0.86%, 01/11/18	7,760,000	7,707,167
Federal Home Loan Bank
0.65%, 05/04/17†	6,840,000	6,840,000
0.69%, 05/10/17†	11,500,000	11,499,749
0.63%, 05/30/17	11,900,000	11,898,228
1.00%, 06/15/17†	16,195,000	16,195,000
0.89%, 07/07/17†	18,000,000	18,000,000
0.91%, 08/22/17†	22,000,000	21,999,764
0.81%, 08/25/17†	7,450,000	7,450,000
1.01%, 10/16/17†	10,000,000	10,000,000
0.96%, 10/27/17†	21,115,000	21,114,748
0.86%, 11/08/17†	9,000,000	9,000,000
0.92%, 02/05/18†	7,000,000	7,000,000
1.38%, 03/09/18	9,500,000	9,523,935
0.79%, 03/13/18†	20,000,000	20,000,000
0.88%, 03/19/18	10,500,000	10,477,111
0.74%, 04/13/18†	25,625,000	25,625,000
0.69%, 05/09/18†	6,000,000	6,000,000
Federal Home Loan Bank Discount Notes
0.54%, 04/07/17	30,285,000	30,282,274
0.49%, 04/11/17	10,500,000	10,498,571
0.52%, 04/12/17	35,000,000	34,994,439
0.48%, 04/19/17	27,500,000	27,493,345
0.55%, 05/01/17	15,000,000	14,993,125
0.55%, 05/03/17	14,655,000	14,647,861
0.55%, 05/10/17	15,810,000	15,800,631
0.55%, 05/12/17	8,500,000	8,494,676
0.55%, 05/17/17	10,790,000	10,782,417
0.64%, 08/01/17	14,170,000	14,139,267
0.85%, 08/02/17	10,000,000	9,970,958
0.64%, 08/11/17	42,165,000	42,065,434
0.70%, 08/23/17	6,500,000	6,481,930
0.68%, 08/25/17	7,270,000	7,250,098
0.70%, 08/30/17	14,000,000	13,959,188
0.92%, 09/20/17	12,000,000	11,947,425
0.91%, 09/22/17	5,500,000	5,475,809
0.75%, 10/18/17	9,310,000	9,271,208
Federal Home Loan Mortgage Corporation
1.02%, 04/27/17†	10,000,000	9,999,855
0.75%, 07/14/17	3,500,000	3,501,166
1.11%, 07/21/17†	6,100,000	6,099,809
0.98%, 01/08/18†	5,870,000	5,870,000
0.99%, 01/12/18†	5,870,000	5,870,000
1.13%, 03/08/18†	7,000,000	7,000,000
Federal Home Loan Mortgage Corporation Discount Notes
0.48%, 04/06/17	6,725,000	6,724,552
0.52%, 05/10/17	10,880,000	10,873,871
0.50%, 05/15/17	13,920,000	13,911,493
0.80%, 08/02/17	9,880,000	9,852,995
0.83%, 08/03/17	19,025,000	18,970,610
0.73%, 10/16/17	19,065,000	18,988,454
Federal National Mortgage Association
0.84%, 10/05/17†	5,500,000	5,499,570
0.88%, 03/28/18	15,440,000	15,405,571
Federal National Mortgage Association Discount Notes
0.51%, 04/03/17	23,275,000	23,274,341
0.53%, 05/01/17	16,760,000	16,752,598
0.63%, 06/01/17	3,240,000	3,236,541

Total Agency Obligations (Cost $759,194,857)		759,194,857

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bills
0.61%, 04/27/17	18,000,000	17,992,135
0.91%, 09/28/17	12,000,000	11,945,700

		29,937,835

U.S. Treasury Notes
0.88%, 10/15/17	7,790,000	7,795,907
0.95%, 10/31/17†	1,663,200	1,661,615
1.05%, 01/31/18†	4,000,000	3,999,293
0.75%, 02/28/18	14,520,000	14,498,887
0.96%, 07/31/18†	6,000,000	6,008,782

		33,964,484

Total U.S. Treasury Obligations (Cost $63,902,319)		63,902,319

REPURCHASE AGREEMENTS — 36.4%
Bank of Montreal
0.78% (dated 03/31/17, due 04/03/17, repurchase price $20,000,433, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and U.S. Treasury Notes, 0.875% to 4.000%, due 03/31/18 to 02/01/37, total market value $20,599,733)	20,000,000	20,000,000
Bank of Nova Scotia
0.79% (dated 03/31/17, due 04/03/17, repurchase price $57,001,251, collateralized by U.S. Treasury Bond and U.S. Treasury Notes, 1.625% to 3.625%, due 07/31/20 to 04/15/28, total market value $58,143,908)	57,000,000	57,000,000
BNP Paribas SA
0.80% (dated 03/31/17, due 04/03/17, repurchase price $50,001,111, collateralized by U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 3.875%, due 11/30/17 to 05/15/37, total market value $51,000,000)	50,000,000	50,000,000

See Notes to Schedules of Investments.	13

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Citigroup Global Markets, Inc.
0.81% (dated 03/31/17, due 04/03/17, repurchase price $50,001,125, collateralized by Federal National Mortgage Association and U.S. Treasury Notes, 1.625% to 3.000%, due 03/31/19 to 04/01/34, total market value $51,000,013)	$50,000,000	$50,000,000
Goldman Sachs & Co.
0.79% (dated 03/31/17, due 04/03/17, repurchase price $20,000,439, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, 2.576% to 4.000%, due 04/01/42 to 08/01/42, total market value $20,600,000)	20,000,000	20,000,000
0.85% (dated 03/30/17, due 04/06/17, repurchase price $15,501,830, collateralized by Government National Mortgage Association, 3.500%, due 06/20/46 to 02/20/47, total market value $15,810,000)	15,500,000	15,500,000
HSBC Securities USA, Inc.
0.75% (dated 03/28/17, due 04/04/17, repurchase price $11,001,146, collateralized by U.S. Treasury Bill and U.S. Treasury Notes, 0.875% to 2.250%, due 10/31/17 to 12/31/23, total market value $11,221,717)	11,000,000	11,000,000
0.79% (dated 03/31/17, due 04/03/17, repurchase price $58,001,273, collateralized by U.S. Treasury Bills, 0.000%, due 04/13/17 to 07/27/17, total market value $59,164,698)	58,000,000	58,000,000
Mitsubishi UFJ Securities USA, Inc.
0.79% (dated 03/31/17, due 04/03/17, repurchase price $20,000,439, collateralized by Federal National Mortgage Association, 2.801% to 3.500%, due 06/01/42 to 04/01/47, total market value $20,600,001)	20,000,000	20,000,000
Mizuho Securities USA, Inc.
0.81% (dated 03/31/17, due 04/03/17, repurchase price $50,001,125, collateralized by Federal Home Loan Banks, Government National Mortgage Association and U.S. Treasury Notes, 0.000% to 5.000%, due 04/06/17 to 03/20/47, total market value $51,000,073)	50,000,000	50,000,000
Morgan Stanley & Co. LLC
0.76% (dated 03/31/17, due 04/03/17, repurchase price $20,000,422, collateralized by U.S. Treasury Bill, U.S. Treasury Bonds and U.S. Treasury Note, 2.250% to 9.000%, due 08/15/17 to 08/15/46, total market value $20,400,043)	20,000,000	20,000,000
RBC Capital Markets LLC
0.78% (dated 03/31/17, due 04/03/17, repurchase price $30,000,650, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 2.000% to 4.000%, due 01/07/21 to 04/01/47, total market value $30,852,392)	30,000,000	30,000,000
TD Securities USA LLC
0.81% (dated 03/31/17, due 04/03/17, repurchase price $70,001,575, collateralized by Federal National Mortgage Association, 3.000% to 4.000%, due 07/01/43 to 01/01/44, total market value $72,100,000)	70,000,000	70,000,000

Total Repurchase Agreements (Cost $471,500,000)		471,500,000

TOTAL INVESTMENTS — 100.0% (Cost $1,294,597,176)		1,294,597,176
Other Assets in Excess of Liabilities — 0.0%		196,699

NET ASSETS — 100.0%		$1,294,793,875

14	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$759,194,857	$—	$759,194,857	$—
Repurchase Agreements	471,500,000	—	471,500,000	—
U.S. Treasury Obligations	63,902,319	—	63,902,319	—

Total Assets — Investments in Securities	$1,294,597,176	$—	$1,294,597,176	$—

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

See Notes to Schedules of Investments.	15

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Banks
1.25%, 01/16/19	$3,250,000	$3,247,465
Federal Home Loan Mortgage Corporation
1.00%, 04/27/18	2,760,000	2,757,541
1.00%, 06/29/18	2,870,000	2,864,194
1.13%, 04/15/19	1,550,000	1,542,963
0.88%, 07/19/19	2,880,000	2,845,970
Federal National Mortgage Association
1.00%, 08/28/19Δ	2,970,000	2,939,489
1.50%, 02/28/20	1,700,000	1,696,627

Total Agency Obligations (Cost $17,969,385)		17,894,249

ASSET-BACKED SECURITIES — 14.7%
American Homes 4 Rent Series 2014-SFR1
1.94%, 06/17/31 144A†	499,177	499,332
AmeriCredit Automobile Receivables Trust Series 2014-1
2.15%, 03/09/20	825,000	829,057
AmeriCredit Automobile Receivables Trust Series 2014-3
3.13%, 10/08/20	915,000	926,947
AmeriCredit Automobile Receivables Trust Series 2016-2
1.60%, 11/09/20	590,000	589,394
2.21%, 05/10/21	790,000	791,840
2.87%, 11/08/21	230,000	232,524
AmeriCredit Automobile Receivables Trust Series 2016-3
1.46%, 05/10/21	1,280,000	1,276,313
AmeriCredit Automobile Receivables Trust Series 2017-1
1.87%, 08/18/21	210,000	209,756
AMMC CLO XIII, Ltd. Series 2013-13A
2.49%, 01/26/26 144A†	2,000,000	2,000,272
Apidos CLO XIV Series 2013-14A
2.17%, 04/15/25 144A†	2,090,000	2,087,427
2.72%, 04/15/25 144A†	250,000	250,034
Apidos CLO XIX Series 2014-19A
2.23%, 10/17/26 144A†	2,000,000	1,999,866
Arbor Realty Commercial Real Estate, Ltd. Series 2016-FL1A
2.61%, 09/15/26 144A†	490,000	492,809
ARES XXVI CLO, Ltd. Series 2013-1A
2.12%, 04/15/25 144A†	515,000	515,046
ARES XXVII CLO, Ltd. Series 2013-2A
2.29%, 07/28/25 144A†	2,215,000	2,216,898
Atrium X Series 10A
2.14%, 07/16/25 144A†	600,000	600,415
Babson CLO, Ltd. Series 2013-IA
2.13%, 04/20/25 144A†	1,200,000	1,200,958
Babson CLO, Ltd. Series 2015-IA
3.88%, 04/20/27 144A†	600,000	600,105
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1
1.43%, 12/25/42†	71,876	70,674
Bear Stearns Asset-Backed Securities Trust Series 2007-HE7
1.98%, 10/25/37†	513,933	494,344
BlueMountain CLO, Ltd. Series 2012-1A
2.35%, 07/20/23 144A†	1,192,284	1,192,804
BlueMountain CLO, Ltd. Series 2013-4A
2.17%, 04/15/25 144AΩ†	990,000	990,000
BMW Vehicle Owner Trust Series 2016-A
1.16%, 11/25/20	1,530,000	1,515,911
Capital Auto Receivables Asset Trust Series 2016-2
2.11%, 03/22/21	170,000	170,009
2.42%, 06/21/21	340,000	338,618
Capital One Multi-Asset Execution Trust Series 2015-A2
2.08%, 03/15/23	1,000,000	1,002,996
Capital One Multi-Asset Execution Trust Series 2016-A4
1.33%, 06/15/22	2,320,000	2,295,328
Carlyle Global Market Strategies CLO, Ltd. Series 2014-1A
2.32%, 04/17/25 144A†	475,000	475,035
Cent CLO 18, Ltd. Series 2013-18A
2.16%, 07/23/25 144A†	1,400,000	1,399,993
Chesapeake Funding II LLC Series 2016-1A
2.11%, 03/15/28 144A	1,796,391	1,793,546
Chesapeake Funding II LLC Series 2016-2A
1.88%, 06/15/28 144A	1,950,000	1,944,489
CIFC Funding 2015-II, Ltd. Series 2015-2A
4.02%, 04/15/27 144A†	700,000	701,144
CNH Equipment Trust Series 2016-B
1.63%, 08/15/21	1,020,000	1,018,705
CNH Equipment Trust Series 2016-C
1.44%, 12/15/21	1,140,000	1,129,652
Colony American Homes Series 2014-1A
2.09%, 05/17/31 144A†	531,943	532,381
Colony American Homes Series 2014-2A
1.93%, 07/17/31 144A†	819,877	819,570
Colony Starwood Homes Trust Series 2016-2A
2.19%, 12/17/33 144A†	1,077,530	1,084,785

16	See Notes to Schedules of Investments.

	Par	Value
Conseco Financial Corporation Series 1998-1
6.04%, 11/01/29	$1,131	$1,137
Credit Acceptance Auto Loan Trust Series 2015-1A
2.00%, 07/15/22 144A	894,376	895,916
Credit Acceptance Auto Loan Trust Series 2016-2A
2.42%, 11/15/23 144A	2,080,000	2,082,456
Credit Acceptance Auto Loan Trust Series 2017-1A
2.56%, 10/15/25 144A	1,020,000	1,019,473
CSAB Mortgage-Backed Trust Series 2006-2
5.72%, 09/25/36 STEP	407,601	242,359
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6
1.52%, 12/25/34†	1,321,672	1,254,086
Discover Card Execution Note Trust Series 2016-A4
1.39%, 03/15/22	2,220,000	2,200,067
Drive Auto Receivables Trust Series 2015-AA
2.28%, 06/17/19 144A	128,415	128,450
Drive Auto Receivables Trust Series 2016-BA
2.56%, 06/15/20 144A	290,000	291,609
3.19%, 07/15/22 144A	590,000	597,656
Drug Royalty II LP 2 Series 2014-1
3.87%, 07/15/23 144A†	162,233	163,261
Dryden 41 Senior Loan Fund Series 2015-41A
2.52%, 01/15/28 144A†	2,000,000	2,016,688
Dryden XXIV Senior Loan Fund Series 2012-24RA
2.33%, 11/15/23 144A†	763,263	764,658
Dryden XXVI Senior Loan Fund Series 2013-26A
2.12%, 07/15/25 144A†	400,000	398,995
Dryden XXVIII Senior Loan Fund Series 2013-28A
2.14%, 08/15/25 144A†	930,000	930,232
2.59%, 08/15/25 144A†	1,175,000	1,175,053
Dryden XXXI Senior Loan Fund Series 2014-31A
2.24%, 04/18/26 144AΩ†	590,000	589,705
3.87%, 04/18/26 144A†	675,000	675,095
Enterprise Fleet Financing LLC Series 2016-2
1.74%, 02/22/22 144A	1,550,000	1,546,669
2.04%, 02/22/22 144A	730,000	724,328
Enterprise Fleet Financing LLC Series 2017-1
2.13%, 07/20/22 144A	380,000	380,364
2.60%, 07/20/22 144A	250,000	249,216
FHLMC Structured Pass-Through Certificates Series T-32
1.24%, 08/25/31†	421,930	413,752
Flatiron CLO, Ltd. Series 2011-1A
2.57%, 01/15/23 144A†	112,077	112,077
GCAT Series 2015-2
3.75%, 07/25/20 STEP 144A	311,071	311,268
GM Financial Automobile Leasing Trust Series 2016-1
3.24%, 03/20/20	800,000	811,980
GoldenTree Loan Opportunities VII, Ltd. Series 2013-7A
2.19%, 04/25/25 144A†	500,000	499,658
Greystone Commercial Real Estate Notes, Ltd. Series 2017-FL1A
2.49%, 03/15/27 144A†	900,000	901,260
GT Loan Financing I Ltd. Series 2013-1A
2.31%, 10/28/24 144A†	1,100,000	1,100,070
Honda Auto Receivables Owner Trust Series 2016-2
1.39%, 04/15/20	1,410,000	1,407,203
Hyundai Auto Receivables Trust Series 2016-A
1.56%, 09/15/20	940,000	938,803
Hyundai Auto Receivables Trust Series 2016-B
2.68%, 09/15/23	680,000	668,017
IFC SBA Loan-Backed Adjustable Rate Certificate Series 1997-1
1.50%, 01/15/24 144A†	41,467	40,274
Invitation Homes Trust Series 2014-SFR1
1.77%, 06/17/31 144A†	999,455	999,650
Invitation Homes Trust Series 2014-SFR2
2.01%, 09/17/31 144A†	1,441,151	1,442,506
JP Morgan Mortgage Acquisition Corporation Series 2006-FRE2
1.16%, 02/25/36†	277,476	274,225
Kubota Credit Owner Trust Series 2016-1A
1.25%, 04/15/19 144A	870,000	868,679
LA Arena Funding LLC Series 1
7.66%, 12/15/26 144A	159,992	167,099
LCM XII LP Series 12A
2.29%, 10/19/22 144A†	916,490	916,521
LCM XVII LP Series 17A
2.37%, 10/15/26 144A†	1,250,000	1,251,059
Madison Park Funding XVII, Ltd. Series 2015-17A
3.94%, 07/21/27 144A†	400,000	400,084

See Notes to Schedules of Investments.	17

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mercedes-Benz Master Owner Trust Series 2016-BA
1.61%, 05/17/21 144A†	$1,354,000	$1,362,769
Navient Private Education Loan Trust Series 2014-CTA
1.61%, 09/16/24 144A†	99,813	99,980
Navient Student Loan Trust Series 2016-1A
1.78%, 09/25/65 144A†	1,749,342	1,759,343
Navient Student Loan Trust Series 2016-5A
2.23%, 06/25/65 144A†	770,774	782,459
Navient Student Loan Trust Series 2016-6A
1.73%, 03/25/66 144A†	1,500,000	1,508,924
Navient Student Loan Trust Series 2017-2A
2.08%, 12/27/66 144A†	1,500,000	1,500,000
Nissan Auto Receivables Owner Trust Series 2016-A
1.59%, 07/15/22	2,860,000	2,840,489
Nissan Master Owner Receivables Trust Series 2016-A
1.54%, 06/15/21	1,440,000	1,429,086
North Texas Higher Education Authority, Inc. Series 2011-1
2.10%, 04/01/40†	2,211,966	2,213,692
OneMain Financial Issuance Trust Series 2014-2A
2.47%, 09/18/24 144A	1,108,646	1,110,434
OneMain Financial Issuance Trust Series 2015-2A
2.57%, 07/18/25 144A	1,300,000	1,302,631
OZLM Funding II, Ltd. Series 2012-2A
2.48%, 10/30/27 144A†	950,000	953,734
PFS Financing Corporation Series 2016-BA
1.87%, 10/15/21 144A	290,000	287,010
Regatta V Funding, Ltd. Series 2014-1A
2.27%, 10/25/26+ 144AΩ†	2,000,000	2,000,000
Santander Drive Auto Receivables Trust Series 2013-1
1.76%, 01/15/19	141,840	141,884
Santander Drive Auto Receivables Trust Series 2013-A
3.12%, 10/15/19 144A	506,636	509,084
Santander Drive Auto Receivables Trust Series 2014-3
2.65%, 08/17/20	210,000	211,617
Santander Drive Auto Receivables Trust Series 2014-4
2.60%, 11/16/20	1,350,000	1,358,305
Santander Drive Auto Receivables Trust Series 2015-1
3.24%, 04/15/21	320,000	324,298
Santander Drive Auto Receivables Trust Series 2015-2
3.02%, 04/15/21	555,000	561,894
Santander Drive Auto Receivables Trust Series 2016-2
1.56%, 05/15/20	500,000	500,120
2.66%, 11/15/21	640,000	643,521
Santander Drive Auto Receivables Trust Series 2017-1
1.77%, 09/15/20	190,000	189,854
Securitized Asset-Backed Receivables LLC Trust Series 2006-OP1
1.35%, 10/25/35†	2,234,297	2,190,061
SLC Student Loan Trust Series 2006-2
1.23%, 09/15/26†	1,283,110	1,277,838
SLM Private Credit Student Loan Trust Series 2003-B
1.53%, 03/15/22†	90,686	90,395
SLM Private Credit Student Loan Trust Series 2005-A
1.33%, 06/15/23†	902,417	893,604
SLM Private Education Loan Trust Series 2010-A
4.16%, 05/16/44 144A†	1,197,025	1,243,942
SLM Private Education Loan Trust Series 2011-B
3.74%, 02/15/29 144A	1,250,337	1,274,895
SLM Private Education Loan Trust Series 2014-A
2.06%, 01/15/26 144A†	1,245,000	1,257,846
2.59%, 01/15/26 144A	555,000	558,700
SLM Student Loan Trust Series 2004-3
1.21%, 07/25/23†	1,595,401	1,594,449
SMB Private Education Loan Trust Series 2016-A
2.70%, 05/15/31 144A	470,000	469,941
SMB Private Education Loan Trust Series 2016-B
2.43%, 02/17/32 144A	298,000	294,076
SoFi Professional Loan Program LLC Series 2015-A
1.97%, 03/25/33 144A†	663,945	672,624
SoFi Professional Loan Program LLC Series 2015-D
2.72%, 10/27/36 144A	745,253	748,923

18	See Notes to Schedules of Investments.

	Par	Value
SoFi Professional Loan Program LLC Series 2016-A
2.76%, 12/26/36 144A	$626,221	$631,263
SoFi Professional Loan Program LLC Series 2016-C
2.36%, 12/27/32 144A	210,000	207,225
SoFi Professional Loan Program LLC Series 2016-D
1.53%, 04/25/33 144A	460,386	459,141
2.34%, 04/25/33 144A	190,000	186,556
SoFi Professional Loan Program LLC Series 2016-F
3.02%, 02/25/40 144A	1,917,571	1,921,502
Sound Point CLO IV, Ltd. Series 2013-3A
2.41%, 01/21/26 144A†	250,000	250,769
Sound Point CLO VI, Ltd. Series 2014-2A
2.39%, 10/20/26 144A†	250,000	249,846
Springleaf Funding Trust Series 2015-AA
3.16%, 11/15/24 144A	545,000	550,166
Structured Asset Securities Corporation Mortgage Loan Trust Series 2005-7XS
2.28%, 04/25/35†	374,324	353,198
Symphony CLO VIII LP Series 2012-8A
2.11%, 01/09/23 144A†	1,211,724	1,211,721
Symphony CLO XI, Ltd. Series 2013-11A
2.32%, 01/17/25 144A†	2,210,000	2,210,064
Synchrony Credit Card Master Note Trust Series 2015-2
1.60%, 04/15/21	1,500,000	1,500,792
Synchrony Credit Card Master Note Trust Series 2016-2
2.21%, 05/15/24	3,100,000	3,087,357
Synchrony Credit Card Master Note Trust Series 2016-3
1.58%, 09/15/22	1,710,000	1,696,354
Towd Point Mortgage Trust Series 2016-3
2.25%, 04/25/56 144A†	908,474	899,620
Toyota Auto Receivables Owner Trust Series 2016-B
1.30%, 04/15/20	670,000	667,840
Treman Park CLO, Ltd. Series 2015-1A
2.53%, 04/20/27 144A†	1,000,000	1,000,066
Tryon Park CLO, Ltd. Series 2013-1A
2.14%, 07/15/25 144A†	1,770,000	1,771,414
2.57%, 07/15/25 144A†	1,175,000	1,170,440
Venture XVII CLO, Ltd. Series 2014-17A
3.87%, 07/15/26 144A†	360,000	360,302
Verizon Owner Trust Series 2016-1A
1.42%, 01/20/21 144A	300,000	298,160
Vibrant CLO III, Ltd. Series 2015-3A
2.51%, 04/20/26 144A†	250,000	250,017
VOLT XL LLC Series 2015-NP14
4.38%, 11/27/45 STEP 144A	284,253	287,033
Voya CLO, Ltd. Series 2013-3A
2.65%, 01/18/26 144AΩ†	1,000,000	1,000,000
2.82%, 01/18/26 144A†	1,000,000	1,000,030
Westlake Automobile Receivables Trust Series 2016-2A
1.57%, 06/17/19 144A	298,619	298,700
2.30%, 11/15/19 144A	710,000	711,840
4.10%, 06/15/21 144A	350,000	356,514
Westlake Automobile Receivables Trust Series 2017-1A
2.70%, 10/17/22 144A	740,000	741,169
Wheels SPV 2 LLC Series 2016-1A
1.59%, 05/20/25 144A	230,000	229,336
World Financial Network Credit Card Master Trust Series 2016-A
2.03%, 04/15/25	1,430,000	1,408,734

Total Asset-Backed Securities (Cost $131,305,015)		131,266,226

CERTIFICATES OF DEPOSIT — 2.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.57%, 09/27/17†	1,070,000	1,070,924
1.55%, 10/13/17†	800,000	800,562
BNP Paribas
1.52%, 09/25/17†	2,910,000	2,912,423
Canadian Imperial Bank of Commerce
1.45%, 09/26/17†	300,000	300,192
Credit Agricole Corporate and Investment Bank
1.40%, 07/12/17†	750,000	750,328
Credit Suisse AG
1.92%, 09/12/17†	2,500,000	2,505,937
Mizuho Bank, Ltd.
1.85%, 10/03/17†	750,000	751,777
Rabobank Nederland NV
1.36%, 09/27/17†	2,910,000	2,910,081
Skandinaviska Enskilda Banken
1.32%, 09/28/17†	2,960,000	2,962,311
Sumitomo Mitsui Banking Corporation
1.50%, 10/05/17†	2,970,000	2,971,939
Wells Fargo Bank NA
1.35%, 10/06/17†	900,000	900,398

Total Certificates of Deposit (Cost $18,820,000)		18,836,872

COMMERCIAL PAPER — 1.1%
AXA SA
1.00%, 11/08/17	2,000,000	1,980,785

See Notes to Schedules of Investments.	19

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bank of Nova Scotia
1.48%, 02/09/18	$1,500,000	$1,481,415
Chevron Corporation
1.05%, 08/29/17Ω	900,000	896,267
1.04%, 09/25/17	2,000,000	1,989,775
Coca-Cola Co.
1.01%, 09/13/17Ω	1,800,000	1,790,770
Cooperatieve Rabobank UA
1.29%, 10/06/17	1,500,000	1,490,731

Total Commercial Paper (Cost $9,632,097)		9,629,743

CORPORATE BONDS — 26.7%
Abbott Laboratories
2.35%, 11/22/19	605,000	607,893
AbbVie, Inc.
1.80%, 05/14/18	870,000	871,217
2.30%, 05/14/21	2,300,000	2,273,332
2.85%, 05/14/23	1,000,000	982,461
ADT Corporation
6.25%, 10/15/21	150,000	163,785
AES Corporation
4.06%, 06/01/19†	260,000	260,650
7.38%, 07/01/21	125,000	141,875
Aetna, Inc.
1.70%, 06/07/18	290,000	290,089
Air Lease Corporation
2.63%, 09/04/18	940,000	948,207
3.88%, 04/01/21Δ	440,000	456,539
Ally Financial, Inc.
3.25%, 09/29/17	665,000	668,741
American Express Credit Corporation
2.20%, 03/03/20	735,000	736,413
American Honda Finance Corporation
1.70%, 02/22/19	500,000	499,594
1.20%, 07/12/19	650,000	641,467
American Tower Corporation REIT
2.80%, 06/01/20Δ	508,000	512,034
2.25%, 01/15/22Δ	2,700,000	2,608,532
AmeriGas Partners LP
5.50%, 05/20/25	270,000	269,325
Amphenol Corporation
2.20%, 04/01/20	365,000	365,033
Anadarko Petroleum Corporation
4.85%, 03/15/21	1,030,000	1,102,818
Analog Devices, Inc.
3.50%, 12/05/26	315,000	312,603
Apache Corporation
3.25%, 04/15/22	306,000	307,908
Apple, Inc.
1.30%, 02/23/18	170,000	170,089
Arconic, Inc.
5.40%, 04/15/21	500,000	533,525
Ares Capital Corporation
3.63%, 01/19/22	1,325,000	1,315,112
Ashland, Inc.
3.88%, 04/15/18	1,480,000	1,507,750
Astoria Financial Corporation
5.00%, 06/19/17	770,000	773,005
AT&T, Inc.
2.30%, 03/11/19	1,070,000	1,075,707
4.75%, 05/15/46	180,000	168,596
Autodesk, Inc.
1.95%, 12/15/17	350,000	350,628
AutoZone, Inc.
1.63%, 04/21/19	280,000	277,353
Aviation Capital Group Corporation
4.63%, 01/31/18 144A	500,000	510,924
2.88%, 09/17/18 144A	2,000,000	2,020,728
2.88%, 01/20/22 144A	415,000	412,589
Bank of America Corporation
1.70%, 08/25/17	570,000	570,939
2.23%, 03/22/18†	450,000	453,186
6.88%, 04/25/18	800,000	842,002
2.06%, 01/15/19†	280,000	283,468
2.60%, 01/15/19	870,000	879,440
2.65%, 04/01/19	4,210,000	4,266,073
2.15%, 11/09/20	195,000	193,407
3.12%, 01/20/23†	495,000	498,094
3.50%, 04/19/26	325,000	321,108
Baxalta, Inc.
1.94%, 06/22/18†	380,000	380,443
2.00%, 06/22/18 144A	210,000	210,416
BGC Partners, Inc.
5.13%, 05/27/21	1,400,000	1,462,537
BMW US Capital LLC
1.50%, 04/11/19 144A	430,000	427,199
2.15%, 04/06/20 144A	385,000	385,328
Boston Scientific Corporation
2.65%, 10/01/18	1,800,000	1,818,423
3.38%, 05/15/22	1,100,000	1,122,085
Branch Banking & Trust Co.
1.45%, 05/10/19	1,180,000	1,168,134
Bristol-Myers Squibb Co.
4.50%, 03/01/44	155,000	165,004
Broadcom Corporation
2.38%, 01/15/20 144A	2,530,000	2,531,384
3.63%, 01/15/24 144A	455,000	459,023
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	514,408
CA, Inc.
3.60%, 08/15/22	205,000	208,263
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	817,130
Capital One Bank USA NA
2.25%, 02/13/19	500,000	500,975
Capital One Financial Corporation
2.06%, 03/09/22†Δ	995,000	996,204
3.05%, 03/09/22	30,000	30,016
3.75%, 04/24/24	600,000	611,129
Capital One NA
1.50%, 09/05/17	690,000	689,725
2.35%, 01/31/20	1,030,000	1,030,914
Caterpillar Financial Services Corporation
1.50%, 02/23/18Δ	300,000	299,608
1.90%, 03/22/19	640,000	640,127
1.53%, 01/10/20†	3,000,000	3,010,995
2.10%, 01/10/20Δ	325,000	325,589

20	See Notes to Schedules of Investments.

	Par	Value
Celgene Corporation
2.13%, 08/15/18	$310,000	$311,353
CenturyLink, Inc.
5.63%, 04/01/20	530,000	557,640
Chevron Corporation
1.69%, 02/28/19Δ	390,000	390,519
CIT Group, Inc.
4.25%, 08/15/17	3,350,000	3,383,500
5.25%, 03/15/18	1,720,000	1,768,375
6.63%, 04/01/18 144A	200,000	208,750
5.00%, 05/15/18 144A	175,000	176,400
5.50%, 02/15/19 144A	200,000	210,750
Citibank NA
2.00%, 03/20/19	870,000	873,231
Citigroup, Inc.
1.80%, 02/05/18	2,030,000	2,031,462
2.03%, 06/07/19†	1,000,000	1,009,590
2.45%, 01/10/20	820,000	824,036
2.70%, 03/30/21	1,100,000	1,102,346
2.49%, 09/01/23†	725,000	746,082
Citizens Bank NA
1.60%, 12/04/17	900,000	899,659
2.30%, 12/03/18	350,000	351,882
2.25%, 03/02/20	285,000	284,790
CNH Industrial Capital LLC
3.88%, 07/16/18	530,000	540,600
3.38%, 07/15/19Δ	275,000	278,781
Comcast Corporation
3.00%, 02/01/24	500,000	500,243
Compass Bank
1.85%, 09/29/17	500,000	499,920
Continental Airlines Class B Pass-Through Trust Series 2009-2
9.25%, 11/10/18	255,534	255,381
Continental Airlines Class B Pass-Through Trust Series 2010-1
6.00%, 07/12/20	210,554	215,945
Crown Castle Towers LLC
3.22%, 05/15/42 144A	1,500,000	1,524,735
D.R. Horton, Inc.
3.63%, 02/15/18	700,000	706,874
4.00%, 02/15/20	1,100,000	1,145,234
Daimler Finance North America LLC
1.65%, 03/02/18 144A	750,000	749,562
2.00%, 08/03/18 144A	3,000,000	3,007,677
1.50%, 07/05/19 144A	1,090,000	1,074,958
DCP Midstream Operating LP
2.70%, 04/01/19Δ	420,000	417,900
Delta Air Lines, Inc.
2.88%, 03/13/20	465,000	469,093
3.63%, 03/15/22	185,000	189,059
Devon Energy Corporation
3.25%, 05/15/22Δ	115,000	114,056
Diamond 1 Finance Corporation
3.48%, 06/01/19 144A	1,955,000	2,004,350
4.42%, 06/15/21 144A	300,000	314,018
5.88%, 06/15/21 144A	140,000	147,229
DISH DBS Corporation
4.25%, 04/01/18	700,000	713,349
Dominion Resources, Inc.
1.50%, 09/30/18 144A	1,005,000	995,900
2.96%, 07/01/19	200,000	202,951
DTE Energy Co.
1.50%, 10/01/19	400,000	393,527
2.40%, 12/01/19	100,000	100,675
eBay, Inc.
2.50%, 03/09/18	280,000	282,193
Eli Lilly & Co.
1.25%, 03/01/18	410,000	409,575
Emera US Finance LP
2.15%, 06/15/19	250,000	250,058
Enbridge Energy Partners LP
4.38%, 10/15/20	625,000	659,377
Energy Transfer Equity LP
7.50%, 10/15/20	300,000	336,000
Enterprise Products Operating LLC
1.65%, 05/07/18	75,000	74,936
Everett Spinco, Inc.
2.88%, 03/27/20 144A	140,000	141,273
Exelon Generation Co. LLC
2.95%, 01/15/20	70,000	71,008
Exxon Mobil Corporation
1.44%, 03/01/18	340,000	340,358
Federal Express Corporation Pass-Through Trust Series 2012
2.63%, 01/15/18 144A	34,495	34,523
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	340,800
Fifth Third Bancorp
2.88%, 07/27/20	850,000	865,648
Fifth Third Bank
2.30%, 03/15/19	370,000	372,603
1.63%, 09/27/19	460,000	454,539
FirstEnergy Corporation
2.75%, 03/15/18	1,000,000	1,003,864
Ford Motor Credit Co. LLC
1.95%, 01/09/18†	500,000	501,944
2.15%, 01/09/18	700,000	701,911
2.94%, 01/08/19	1,300,000	1,318,321
1.95%, 03/12/19†	1,160,000	1,165,174
2.26%, 03/28/19	265,000	265,785
2.02%, 05/03/19Δ	875,000	871,246
1.90%, 08/12/19	210,000	208,118
2.01%, 01/09/20†Δ	890,000	899,873
2.20%, 03/28/22Ω†Δ	435,000	440,312
Fortive Corporation
1.80%, 06/15/19 144A	200,000	198,862
Freeport-McMoRan, Inc.
3.10%, 03/15/20Δ	400,000	394,960
6.50%, 11/15/20 144A	250,000	256,875
Frontier Communications Corporation
8.88%, 09/15/20	935,000	989,931
GameStop Corporation
6.75%, 03/15/21 144AΔ	350,000	358,750
General Electric Co.
4.50%, 03/11/44	290,000	312,730
General Motors Co.
3.50%, 10/02/18	953,000	974,274
General Motors Financial Co., Inc.
4.75%, 08/15/17	5,800,000	5,863,562
3.00%, 09/25/17Δ	600,000	603,659
2.40%, 04/10/18Δ	1,300,000	1,306,969

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.10%, 01/15/19	$175,000	$177,900
2.40%, 05/09/19	780,000	782,075
3.70%, 11/24/20	245,000	252,462
3.20%, 07/06/21	165,000	165,787
2.57%, 01/14/22†	895,000	918,553
3.45%, 01/14/22	350,000	353,277
Georgia-Pacific LLC
3.73%, 07/15/23 144A	500,000	520,931
Gilead Sciences, Inc.
4.15%, 03/01/47	350,000	327,213
Glencore Funding LLC
2.38%, 01/15/19 144A†	680,000	687,738
Goldman Sachs Group, Inc.
2.14%, 11/15/18†	580,000	586,281
2.30%, 12/13/19	155,000	155,192
2.60%, 12/27/20	1,115,000	1,115,903
2.35%, 11/15/21	260,000	254,916
3.00%, 04/26/22	1,770,000	1,776,020
3.50%, 11/16/26	215,000	210,613
Great Plains Energy, Inc.
2.50%, 03/09/20	355,000	356,745
HCA, Inc.
3.75%, 03/15/19	1,600,000	1,640,000
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	3,040,000	3,049,248
2.85%, 10/05/18	2,581,000	2,613,056
HSBC USA, Inc.
1.70%, 03/05/18	710,000	710,452
2.04%, 09/24/18†	800,000	804,793
1.64%, 11/13/19†	2,000,000	2,008,086
2.75%, 08/07/20	1,500,000	1,517,621
Hughes Satellite Systems Corporation
6.50%, 06/15/19	275,000	298,691
Huntington National Bank
2.20%, 11/06/18	300,000	301,383
2.38%, 03/10/20	940,000	943,946
Hyundai Capital America
2.40%, 10/30/18 144A	155,000	155,547
2.50%, 03/18/19 144A	710,000	712,773
2.55%, 04/03/20 144A	800,000	800,586
IAC/InterActiveCorp
4.88%, 11/30/18	238,000	241,392
International Lease Finance Corporation
3.88%, 04/15/18	795,000	810,727
5.88%, 04/01/19	800,000	853,025
6.25%, 05/15/19	1,300,000	1,401,436
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	283,000	283,993
Iron Mountain, Inc. REIT
4.38%, 06/01/21 144A	435,000	448,050
J.B. Hunt Transport Services, Inc.
2.40%, 03/15/19	620,000	625,688
John Deere Capital Corporation
1.35%, 01/16/18Δ	195,000	195,151
1.95%, 01/08/19Δ	550,000	553,178
JPMorgan Chase & Co.
6.30%, 04/23/19	320,000	347,703
2.20%, 10/22/19	1,850,000	1,859,663
2.24%, 10/29/20†	5,900,000	6,030,720
2.30%, 08/15/21	190,000	188,143
2.95%, 10/01/26	695,000	661,591
KeyBank NA
1.70%, 06/01/18	900,000	901,526
2.35%, 03/08/19	440,000	443,579
Kinder Morgan Energy Partners LP
6.50%, 04/01/20	90,000	99,671
5.80%, 03/01/21	100,000	109,958
5.00%, 10/01/21	300,000	321,901
Kinder Morgan, Inc.
7.00%, 06/15/17	1,900,000	1,920,463
2.00%, 12/01/17	210,000	210,187
3.05%, 12/01/19	290,000	295,065
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 144A	2,300,000	2,372,307
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,830,000	1,835,108
Lam Research Corporation
2.75%, 03/15/20Δ	203,000	205,499
Lehman Escrow Bonds
0.00%, 01/18/12Ω#	600,000	39,750
0.00%, 12/28/17+Ω#	2,600,000	—
Lennar Corporation
4.50%, 06/15/19Δ	1,100,000	1,135,750
4.13%, 01/15/22	1,250,000	1,263,675
Masco Corporation
5.95%, 03/15/22	900,000	1,011,915
Medtronic, Inc.
1.50%, 03/15/18	270,000	270,105
Metropolitan Life Global Funding I
1.95%, 12/03/18 144A	670,000	671,302
Microsoft Corporation
3.70%, 08/08/46	500,000	470,582
Moody’s Corporation
2.75%, 12/15/21	255,000	254,883
Morgan Stanley
6.63%, 04/01/18	510,000	533,937
2.45%, 02/01/19	560,000	565,284
1.78%, 07/23/19†	940,000	945,514
2.38%, 07/23/19	1,253,000	1,261,434
2.18%, 01/27/20†Δ	1,350,000	1,373,879
3.13%, 07/27/26	550,000	526,008
Motorola Solutions, Inc.
3.50%, 09/01/21	1,900,000	1,921,447
National Oilwell Varco, Inc.
1.35%, 12/01/17Δ	660,000	658,276
Navient Corporation
5.00%, 06/15/18Δ	400,000	402,500
5.50%, 01/15/19	1,800,000	1,869,300
8.00%, 03/25/20	200,000	217,750
6.50%, 06/15/22Δ	390,000	393,900
New York Life Global Funding
1.55%, 11/02/18 144A	710,000	708,963
Newell Rubbermaid, Inc.
2.15%, 10/15/18	240,000	241,103
2.60%, 03/29/19	121,000	122,555
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/18	230,000	229,396
Nissan Motor Acceptance Corporation
1.95%, 09/12/17 144A	520,000	520,537
2.00%, 03/08/19 144A	6,120,000	6,122,301
2.25%, 01/13/20 144A	310,000	310,418

22	See Notes to Schedules of Investments.

	Par	Value
Northwest Airlines Class G-2 Pass-Through Trust Series 2002-1
6.26%, 05/20/23	$71,407	$77,119
Nuance Communications, Inc.
5.38%, 08/15/20 144A	64,000	65,122
NuStar Logistics LP
6.75%, 02/01/21Δ	250,000	266,250
NVIDIA Corporation
2.20%, 09/16/21	520,000	509,853
ONEOK, Inc.
4.25%, 02/01/22Δ	300,000	307,500
Oracle Corporation
1.90%, 09/15/21Δ	1,100,000	1,081,568
Pennsylvania Electric Co.
5.20%, 04/01/20	500,000	531,954
Penske Truck Leasing Co. LP
3.38%, 03/15/18 144A	2,900,000	2,945,742
2.50%, 06/15/19 144A	190,000	191,174
3.20%, 07/15/20 144A	1,000,000	1,018,437
3.38%, 02/01/22 144A	650,000	660,256
PepsiCo, Inc.
1.35%, 10/04/19	320,000	317,708
Pioneer Natural Resources Co.
6.88%, 05/01/18	400,000	420,573
Plains All American Pipeline LP
6.50%, 05/01/18	900,000	942,208
3.65%, 06/01/22	575,000	583,661
Prudential Financial, Inc.
1.82%, 08/15/18†	500,000	503,158
PSEG Power LLC
3.00%, 06/15/21	1,400,000	1,412,404
QEP Resources, Inc.
6.88%, 03/01/21	75,000	80,062
QUALCOMM, Inc.
3.00%, 05/20/22	1,200,000	1,215,241
Reliance Standard Life Global Funding II
2.15%, 10/15/18 144A	1,490,000	1,494,813
Rockies Express Pipeline LLC
6.00%, 01/15/19 144A	150,000	157,125
Rockwell Collins, Inc.
1.95%, 07/15/19	535,000	535,594
S&P Global, Inc.
2.50%, 08/15/18 144A	270,000	272,222
3.30%, 08/14/20	800,000	817,927
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,100,000	1,222,009
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,150,046
Santander Holdings USA, Inc.
3.70%, 03/28/22 144A	815,000	818,722
Schlumberger Holdings Corporation
2.35%, 12/21/18 144A	500,000	503,437
Scripps Networks Interactive, Inc.
3.50%, 06/15/22	900,000	917,939
SLM Corporation
5.13%, 04/05/22Ω	580,000	580,000
Smithfield Foods, Inc.
2.70%, 01/31/20 144A	250,000	250,138
Southern California Edison Co.
1.85%, 02/01/22	1,071,429	1,058,010
Southern Co.
2.95%, 07/01/23	1,500,000	1,462,162
Southern Power Co.
1.85%, 12/01/17	190,000	190,218
Sprint Communications, Inc.
9.00%, 11/15/18 144A	845,000	922,106
Sprint Spectrum Co., LLC
3.36%, 03/20/23 144A	1,070,000	1,070,000
Stanley Black & Decker, Inc.
2.45%, 11/17/18	530,000	535,734
Stryker Corporation
2.00%, 03/08/19	550,000	551,726
Sunoco LP
5.50%, 08/01/20	85,000	85,956
Symantec Corporation
5.00%, 04/15/25 144A	210,000	215,578
Synchrony Financial
1.88%, 08/15/17	3,050,000	3,051,345
2.60%, 01/15/19	370,000	373,044
3.00%, 08/15/19	390,000	396,301
2.27%, 02/03/20†	950,000	956,702
Targa Resources Partners LP
4.13%, 11/15/19	150,000	153,188
Tech Data Corporation
3.70%, 02/15/22	790,000	793,600
TECO Finance, Inc.
1.61%, 04/10/18†	1,500,000	1,501,007
Tenet Healthcare Corporation
6.25%, 11/01/18	275,000	289,953
Tesoro Corporation
4.75%, 12/15/23 144A	930,000	964,494
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18	200,000	200,787
3.30%, 02/15/22	1,900,000	1,939,488
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 144A	1,400,000	1,423,920
Time Warner Cable LLC
6.75%, 07/01/18	1,000,000	1,057,749
T-Mobile USA, Inc.
6.54%, 04/28/20	525,000	536,156
6.63%, 04/28/21	727,000	753,172
Toyota Motor Credit Corporation
1.55%, 07/13/18	880,000	881,095
1.70%, 02/19/19	490,000	490,959
U.S. Bank NA
1.45%, 01/29/18	450,000	449,934
United States Steel Corporation
8.38%, 07/01/21 144A	135,000	150,188
UnitedHealth Group, Inc.
1.90%, 07/16/18	420,000	421,911
US Airways Class B Pass-Through Trust Series 2011-1
9.75%, 04/22/20	665,784	739,853
US Airways Class B Pass-Through Trust Series 2012-1
8.00%, 04/01/21	264,345	285,823
Ventas Realty LP REIT
1.25%, 04/17/17	230,000	230,000
Verizon Communications, Inc.
2.14%, 03/16/22†	1,275,000	1,287,503

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Volkswagen Group of America Finance LLC
1.60%, 11/20/17 144A	$1,370,000	$1,368,519
1.65%, 05/22/18 144A	619,000	617,376
Walgreens Boots Alliance, Inc.
1.75%, 05/30/18	420,000	420,631
2.70%, 11/18/19	790,000	801,046
WEA Finance LLC REIT
2.70%, 09/17/19 144A	260,000	262,561
Wells Fargo & Co.
1.96%, 02/11/22†	755,000	759,787
3.07%, 01/24/23	1,470,000	1,479,925
Wells Fargo Bank NA
1.65%, 01/22/18	1,080,000	1,079,525
West Corporation
4.75%, 07/15/21 144A	310,000	316,200
Western Digital Corporation
10.50%, 04/01/24	430,000	507,938
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	3,820,000	3,827,159
2.70%, 04/01/20	190,000	191,477
Zoetis, Inc.
3.45%, 11/13/20Δ	300,000	307,526

Total Corporate Bonds (Cost $236,573,674)		237,876,961

FOREIGN BONDS — 19.6%
Australia — 1.3%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A	1,500,000	1,536,143
Australia & New Zealand Banking Group, Ltd.
2.05%, 09/23/19	975,000	975,119
Commonwealth Bank of Australia
1.75%, 11/02/18	610,000	609,206
2.05%, 03/15/19	590,000	592,086
Macquarie Bank, Ltd.
1.60%, 10/27/17 144A	860,000	860,084
Macquarie Group, Ltd.
4.88%, 08/10/17 144A	355,000	358,952
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/21	30,000	31,487
Suncorp-Metway, Ltd.
2.10%, 05/03/19 144A	1,700,000	1,695,580
Virgin Australia Pass-Through Trust Series 2013-1A
5.00%, 04/23/25 144A	399,363	415,098
Westpac Banking Corporation
1.95%, 11/23/18	1,270,000	1,272,574
1.60%, 08/19/19	1,760,000	1,741,817
2.15%, 03/06/20	1,245,000	1,246,268
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	400,000	419,828

		11,754,242

Bermuda — 0.2%
Aircastle, Ltd.
6.75%, 04/15/17	1,546,000	1,547,966
Enstar Group, Ltd.
4.50%, 03/10/22	275,000	278,761

		1,826,727

Canada — 1.6%
Air Canada Class C Pass-Through Trust Series 2013-1
6.63%, 05/15/18 144A	710,000	739,287
Bank of Nova Scotia
1.88%, 04/26/21	1,535,000	1,505,712
Canadian Natural Resources, Ltd.
1.75%, 01/15/18	480,000	479,992
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144A	1,031,000	1,035,277
Province of Alberta Canada
1.90%, 12/06/19	3,000,000	3,003,369
1.75%, 08/26/20 144A	1,000,000	992,776
Province of Ontario Canada
2.40%, 02/08/22	1,000,000	1,004,453
Royal Bank of Canada
1.63%, 04/15/19	1,320,000	1,313,141
2.20%, 09/23/19	247,000	248,383
2.10%, 10/14/20	1,050,000	1,046,468
Toronto-Dominion Bank
2.50%, 01/18/23 144A	2,600,000	2,606,315
TransAlta Corporation
1.90%, 06/03/17	112,000	112,560
TransCanada PipeLines, Ltd.
3.13%, 01/15/19	115,000	117,286

		14,205,019

Cayman Islands — 0.4%
ADCB Finance Cayman, Ltd.
3.00%, 03/04/19	1,000,000	1,014,351
Alibaba Group Holding, Ltd.
1.63%, 11/28/17 144A	200,000	200,002
Baidu, Inc.
2.25%, 11/28/17	440,000	441,486
Hutchison Whampoa International, (12) (II), Ltd.
2.00%, 11/08/17 144A	370,000	370,477
Seagate HDD Cayman
3.75%, 11/15/18Δ	660,000	676,912
4.25%, 03/01/22 144A	535,000	530,445

		3,233,673

Chile — 0.1%
Itau CorpBanca
3.88%, 09/22/19 144A	500,000	516,523

Denmark — 4.4%
AP Moeller—Maersk A/S
2.55%, 09/22/19 144A	670,000	673,788
BRFkredit A/S
1.00%, 01/01/18(D)	17,400,000	2,521,830
DLR Kredit A/S
1.00%, 04/01/17(D)	84,000,000	12,076,000
Nordea Kredit Realkreditaktieselskab
2.00%, 01/01/18(D)	103,000,000	15,055,198
Nykredit Realkredit A/S
2.00%, 04/01/17(D)	30,000,000	4,301,620
Realkredit Danmark A/S
1.00%, 04/01/17(D)	35,000,000	5,019,079

		39,647,515

24	See Notes to Schedules of Investments.

	Par	Value
Finland — 0.0%
Nokia OYJ
5.38%, 05/15/19Δ	$260,000	$275,275

France — 1.5%
Air Liquide Finance SA
1.75%, 09/27/21 144A	1,800,000	1,740,040
BNP Paribas SA
3.80%, 01/10/24 144A	335,000	333,663
Credit Agricole SA
1.82%, 04/15/19 144A†	1,260,000	1,268,593
3.38%, 01/10/22 144AΔ	680,000	680,770
Engie SA
1.50%, 07/20/17(E)	2,000,000	2,144,509
French Discount Treasury Bill
(0.72)%, 05/24/17(E)Ω	6,600,000	7,046,337

		13,213,912

Germany — 0.6%
IHO Verwaltungs GmbH Cash coupon 4.13% or PIK
4.88%, 09/15/21 144A	400,000	403,000
KFW
1.88%, 11/30/20	1,095,000	1,092,921
State of North Rhine-Westphalia Germany
1.38%, 09/17/18†	4,000,000	4,011,288

		5,507,209

Guernsey — 0.2%
Credit Suisse Group Funding Guernsey, Ltd.
3.31%, 04/16/21†	1,500,000	1,574,475
3.80%, 09/15/22	450,000	456,681

		2,031,156

Ireland — 0.9%
AerCap Ireland Capital DAC
2.75%, 05/15/17Δ	700,000	700,937
4.63%, 10/30/20	650,000	687,494
3.50%, 05/26/22Δ	460,000	464,041
Johnson Controls International PLC
1.40%, 11/02/17	130,000	129,755
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	4,565,000	4,534,816
2.40%, 09/23/21	890,000	871,257
2.88%, 09/23/23	200,000	194,348
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A	390,000	380,045

		7,962,693

Japan — 0.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.14%, 09/14/18 144A†	800,000	805,563
Japan Finance Organization for Municipalities
1.50%, 09/12/17	200,000	199,831
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	198,000	199,428
Mitsubishi UFJ Trust & Banking Corporation
2.65%, 10/19/20 144A	700,000	702,840
Mizuho Bank, Ltd.
1.70%, 09/25/17 144A	700,000	700,513
Mizuho Financial Group, Inc.
1.99%, 02/28/22†	805,000	806,761
2.95%, 02/28/22	545,000	545,566
Sumitomo Mitsui Banking Corporation
1.76%, 10/19/18	400,000	398,624
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,100,000	1,071,435
2.85%, 01/11/22Δ	875,000	877,044
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 03/06/19 144A	870,000	868,967
2.05%, 10/18/19 144A	520,000	516,141

		7,692,713

Jersey — 0.1%
UBS Group Funding Jersey, Ltd.
2.80%, 04/14/21 144A†	900,000	931,075

Luxembourg — 0.3%
ArcelorMittal
6.00%, 08/05/20Δ	500,000	541,250
Pentair Finance SA
2.90%, 09/15/18	720,000	727,531
Telecom Italia Capital SA
7.00%, 06/04/18	200,000	210,750
Wind Acquisition Finance SA
4.75%, 07/15/20 144A	830,000	847,638

		2,327,169

Mexico — 0.3%
America Movil Sab de CV
6.00%, 06/09/19(M)	44,300,000	2,296,130
Petroleos Mexicanos
3.50%, 07/18/18	283,000	287,981

		2,584,111

Netherlands — 1.8%
ABN AMRO Bank NV
2.10%, 01/18/19 144A	725,000	725,547
Bank Nederlandse Gemeenten NV
1.25%, 06/25/18	2,000,000	1,996,302
Deutsche Telekom International Finance BV
2.23%, 01/17/20 144A	620,000	618,702
2.82%, 01/19/22 144A	600,000	597,210
ING Bank NV
2.00%, 11/26/18 144A	1,010,000	1,009,551
2.30%, 03/22/19 144A	360,000	361,482
ING Groep NV
2.30%, 03/29/22†	365,000	365,803
3.15%, 03/29/22	220,000	220,766
LeasePlan Corporation NV
2.50%, 05/16/18 144A	700,000	701,931
2.88%, 01/22/19 144A	2,500,000	2,511,752
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 144A	560,000	551,900
Mylan NV
2.50%, 06/07/19	610,000	613,112

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Nederlandse Waterschapsbank NV
1.14%, 10/13/17†	$6,000,000	$6,004,386
Schaeffler Finance BV
4.25%, 05/15/21 144A	200,000	203,750

		16,482,194

New Zealand — 0.2%
BNZ International Funding, Ltd.
1.90%, 02/26/18 144A	2,000,000	2,002,536

Norway — 0.3%
DNB Boligkreditt AS
2.00%, 05/28/20 144A	1,500,000	1,494,930
Eksportfinans ASA
5.50%, 06/26/17	1,300,000	1,308,857

		2,803,787

Panama — 0.0%
Carnival Corporation
3.95%, 10/15/20	260,000	273,692

Peru — 0.1%
Banco de Credito del Peru
2.25%, 10/25/19 144A	220,000	218,625
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144A	690,000	696,900

		915,525

Singapore — 0.0%
DBS Bank, Ltd.
3.63%, 09/21/22†	200,000	201,248

South Korea — 1.7%
Hyundai Capital Services, Inc.
1.63%, 08/30/19 144A	520,000	510,648
3.00%, 03/06/22 144A	550,000	549,897
Industrial Bank of Korea
2.38%, 07/17/17	2,500,000	2,505,385
KEB Hana Bank
3.50%, 10/25/17	800,000	808,176
Korea Development Bank
3.88%, 05/04/17	4,800,000	4,808,543
Korea Western Power Co., Ltd.
2.88%, 10/10/18Δ	3,000,000	3,032,006
KT Corporation
1.75%, 04/22/17 144A	2,000,000	1,999,989
2.63%, 04/22/19	800,000	806,359

		15,021,003

Sweden — 0.3%
Stadshypotek AB
2.50%, 04/05/22 144A	1,000,000	999,362
Svenska Handelsbanken AB
2.25%, 06/17/19	500,000	502,975
1.50%, 09/06/19	835,000	824,591

		2,326,928

Switzerland — 0.7%
Credit Suisse AG
1.75%, 01/29/18	500,000	500,434
3.63%, 09/09/24	500,000	508,050
Credit Suisse Group AG
3.57%, 01/09/23 144A	870,000	869,747
UBS AG
1.80%, 03/26/18	1,100,000	1,100,941
2.38%, 08/14/19	250,000	251,764
2.35%, 03/26/20	450,000	451,143
4.75%, 05/22/23†	600,000	614,483
UBS Group Funding Switzerland AG
2.38%, 05/23/23 144A†	1,455,000	1,459,270
3.49%, 05/23/23 144A	450,000	453,433

		6,209,265

United Kingdom — 1.5%
Barclays PLC
3.14%, 08/10/21†	700,000	730,740
3.68%, 01/10/23	310,000	311,807
BP Capital Markets PLC
1.68%, 05/03/19	367,000	365,302
2.52%, 01/15/20	79,000	80,045
3.22%, 11/28/23	500,000	503,001
HBOS PLC
1.80%, 09/06/17†	1,000,000	999,188
HSBC Bank PLC
1.68%, 05/15/18 144A†	1,190,000	1,193,900
HSBC Holdings PLC
2.95%, 05/25/21Δ	850,000	854,672
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 144A	300,000	303,375
Lloyds Banking Group PLC
3.00%, 01/11/22	1,665,000	1,657,309
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,700,000	3,665,986
Santander UK PLC
2.50%, 03/14/19	370,000	373,139
Standard Chartered PLC
1.50%, 09/08/17 144A	1,320,000	1,318,708
2.10%, 08/19/19 144A	580,000	575,565

		12,932,737

Virgin Islands (British) — 0.2%
CNOOC Finance 2013, Ltd.
1.75%, 05/09/18Δ	1,000,000	997,051
CNPC General Capital, Ltd.
2.75%, 04/19/17	600,000	600,229
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	369,151

		1,966,431

Total Foreign Bonds (Cost $174,773,977)		174,844,358

MORTGAGE-BACKED SECURITIES — 16.9%
American Home Mortgage Assets Trust Series 2006-5
1.56%, 11/25/46†	771,986	394,353
American Home Mortgage Investment Trust Series 2004-3
3.23%, 10/25/34†	141,215	141,354
Americold LLC Series 2010-ARTA
2.39%, 01/14/29 144A†	2,193,957	2,200,172
3.85%, 01/14/29 144A	745,883	769,754
Apollo Trust Series 2009-1
2.94%, 10/03/40(A)†	210,190	161,300

26	See Notes to Schedules of Investments.

	Par	Value
Arbor Realty Commercial Real Estate, Ltd. Series 2017-FL1A
2.11%, 04/15/27 144A†	$1,610,000	$1,597,402
Banc of America Commercial Mortgage Trust Series 2007-4
5.96%, 02/10/51†	1,290,000	1,302,469
Banc of America Commercial Mortgage Trust Series 2007-5
5.49%, 02/10/51	1,539,060	1,547,892
Banc of America Funding Trust Series 2006-J
3.50%, 01/20/47†	337,740	293,231
Banc of America Mortgage Trust Series 2003-L
3.62%, 01/25/34†	90,798	86,318
Banc of America Mortgage Trust Series 2004-2
6.50%, 10/25/31	46,022	47,836
Banc of America Mortgage Trust Series 2004-I
3.26%, 10/25/34†	174,243	173,250
BBCMS Trust Series 2015-RRI
2.06%, 05/15/32 144A†	2,103,959	2,106,575
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-8
3.36%, 01/25/34†	198,181	197,814
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-5
3.54%, 07/25/34†	214,564	213,318
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-7
3.33%, 10/25/34†	21,361	21,251
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
3.26%, 03/25/35†	344,792	346,942
Bear Stearns ALT-A Trust Series 2004-10
1.64%, 09/25/34†	1,394,310	1,330,874
Bear Stearns ALT-A Trust Series 2004-13
1.72%, 11/25/34†	114,513	112,226
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17
5.69%, 06/11/50†	1,485,689	1,496,249
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
6.08%, 06/11/50†	1,055,000	1,076,693
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26
5.51%, 01/12/45†	540,688	547,762
BLCP Hotel Trust Series 2014-CLRN
1.86%, 08/15/29 144A†	1,920,448	1,921,654
CDGJ Commercial Mortgage Trust Series 2014-BXCH
2.31%, 12/15/27 144A†	515,434	516,404
CGBAM Commercial Mortgage Trust Series 2015-SMRT
3.21%, 04/10/28 144A	850,000	858,750
Chicago Skyscraper Trust Series 2017-SKY
1.71%, 04/15/30 144A†	570,000	570,531
Citigroup Commercial Mortgage Trust Series 2013-SMP
2.11%, 01/12/30 144A	1,196,200	1,199,016
COBALT Commercial Mortgage Trust Series 2007-C3
5.88%, 05/15/46†	700,000	710,868
COMM Mortgage Trust Series 2013-CR12
2.90%, 10/10/46	2,055,000	2,087,089
COMM Mortgage Trust Series 2013-SFS
1.87%, 04/12/35 144A	500,993	491,125
COMM Mortgage Trust Series 2014-PAT
1.68%, 08/13/27 144A†	100,000	99,969
COMM Mortgage Trust Series 2014-TWC
1.73%, 02/13/32 144A†	1,028,000	1,030,579
COMM Mortgage Trust Series 2015-LC21
3.94%, 07/10/48 IOΩ†	6,784,162	293,213
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-29
1.52%, 02/25/35†	110,666	104,546
CSAIL Commercial Mortgage Trust Series 2016-C6
4.23%, 01/15/49 IOΩ†	996,946	113,571
CSMC Trust Series 2013-IVR2
1.55%, 04/25/43 144A†	818,600	772,125
CSMC Trust Series 2017-1A
4.50%, 03/25/21	800,000	800,482
DBRR Trust Series 2011-C32
8.20%, 06/17/49 144A†	275,789	275,344
Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4
5.87%, 10/25/36 STEP	282,904	251,961
5.89%, 10/25/36 STEP	282,904	251,957
Eurosail-UK PLC Series 2007-4X
0.64%, 06/13/45(U)†	83,009	104,133
Fannie Mae Connecticut Avenue Securities Series 2013-C01
2.98%, 10/25/23†	349,769	353,509

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Fannie Mae Connecticut Avenue Securities Series 2014-C01
2.58%, 01/25/24†	$458,209	$462,865
Fannie Mae Connecticut Avenue Securities Series 2014-C02
1.93%, 05/25/24†	509,506	511,171
Fannie Mae Connecticut Avenue Securities Series 2014-C03
2.18%, 07/25/24†	241,651	242,262
Fannie Mae Connecticut Avenue Securities Series 2016-C01
2.93%, 08/25/28†	1,603,400	1,622,430
Fannie Mae Connecticut Avenue Securities Series 2016-C02
3.13%, 09/25/28†	567,066	574,792
Fannie Mae Connecticut Avenue Securities Series 2016-C05
2.33%, 01/25/29†	763,808	768,084
Fannie Mae Connecticut Avenue Securities Series 2017-C02
2.13%, 09/25/29†	2,794,800	2,797,442
Fannie Mae Grantor Trust Series 2002-T6
3.31%, 02/25/32	5,555	5,558
FDIC Guaranteed Notes Trust Series 2010-S1
3.25%, 04/25/38 144A	216,642	217,949
FDIC Guaranteed Notes Trust Series 2010-S4
1.50%, 12/04/20 144A†	1,180,788	1,180,982
FDIC Trust Series 2010-R1
2.18%, 05/25/50 144A	324,276	323,482
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	34,566	35,734
5.00%, 02/01/19	40,889	42,078
5.00%, 12/01/19	101,433	104,919
5.50%, 05/01/22	298,773	311,802
2.90%, 07/01/27†	8,297	8,753
3.00%, 04/01/31 TBA	4,100,000	4,205,062
2.85%, 11/01/31†	43,727	46,039
2.77%, 04/01/32†	6,590	6,929
2.63%, 06/01/33†	563,580	591,468
2.75%, 10/01/34†	125,207	133,055
3.00%, 08/01/35†	508,122	540,543
2.59%, 09/01/35†	245,673	257,898
2.92%, 10/01/35†	309,203	327,052
3.16%, 04/01/36†	382,605	402,685
Federal Home Loan Mortgage Corporation REMIC Series 3228
1.41%, 10/15/36†	2,156,586	2,165,369
Federal Home Loan Mortgage Corporation REMIC Series 3710
4.00%, 08/15/25 STEP	223,180	238,703
Federal Home Loan Mortgage Corporation REMIC Series 3959
4.50%, 11/15/41	557,709	599,657
Federal Home Loan Mortgage Corporation REMIC Series 3986
4.50%, 09/15/41	572,810	613,845
Federal Home Loan Mortgage Corporation REMIC Series 4390
3.50%, 06/15/50	606,993	628,895
Federal Home Loan Mortgage Corporation REMIC Series 4446
3.50%, 12/15/50	1,182,805	1,235,469
Federal Home Loan Mortgage Corporation REMIC Series 4593
4.00%, 04/15/54	1,433,646	1,539,810
Federal National Mortgage Association
5.00%, 07/01/19	21,757	22,432
5.00%, 05/01/21	149,872	154,196
5.00%, 11/01/21	70,120	72,284
3.74%, 09/01/23	2,850,261	3,015,864
2.60%, 12/01/24 CONV†	12,130	12,396
2.50%, 04/01/27 TBA	4,100,000	4,101,922
3.00%, 04/01/27 TBA	8,115,000	8,320,533
4.00%, 04/01/31 TBA	1,445,000	1,493,182
4.50%, 04/01/31 TBA	510,000	522,383
2.76%, 09/01/31†	53,713	56,093
2.05%, 08/01/32†	485,686	504,031
2.84%, 12/01/32†	360,852	384,198
2.58%, 04/01/33†	102,663	108,424
2.71%, 06/01/33†	56,809	60,526
3.00%, 06/01/33†	48,610	51,378
3.30%, 10/01/33†	136,789	144,548
3.19%, 12/01/33†	61,785	65,292
2.67%, 09/01/34†	200,744	213,004
2.60%, 10/01/34†	117,102	123,621
2.74%, 10/01/34†	138,388	146,784
3.28%, 02/01/35†	188,110	198,047
2.97%, 09/01/35†	264,489	278,157
3.32%, 12/01/35†	8,387	8,562
3.07%, 05/01/38†	2,291,520	2,431,513
3.50%, 04/01/41 TBA	2,675,000	2,783,486
1.81%, 08/01/42†	342,293	348,546
3.55%, 09/01/42†	930,877	972,182
2.72%, 07/01/43†	1,550,281	1,589,881
1.81%, 07/01/44†	194,506	198,200
1.81%, 10/01/44†	165,455	168,498
2.71%, 06/01/45†	1,727,737	1,771,171
Federal National Mortgage Association ACES Series 2015-M4
2.78%, 07/25/22 IOΩ†	23,070,548	524,394
Federal National Mortgage Association ACES Series 2016-M6
1.79%, 06/25/19	2,000,000	2,000,558
Federal National Mortgage Association REMIC Series 2004-80
4.00%, 11/25/19	19,214	19,408

28	See Notes to Schedules of Investments.

	Par	Value
Federal National Mortgage Association REMIC Series 2006-98
1.41%, 10/25/36†	$316,736	$317,084
Federal National Mortgage Association REMIC Series 2007-100
1.53%, 10/25/37†	640,837	648,620
Federal National Mortgage Association REMIC Series 2010-72
1.70%, 07/25/40†	1,459,115	1,474,198
Federal National Mortgage Association REMIC Series 2011-48
4.00%, 06/25/26 STEP	328,369	345,586
Federal National Mortgage Association REMIC Series 2011-87
1.53%, 09/25/41†	1,793,708	1,807,929
Federal National Mortgage Association REMIC Series 2012-79
1.43%, 07/25/42†	428,351	427,736
Federal National Mortgage Association REMIC Series 2015-38
1.09%, 06/25/55†	659,607	655,739
Federal National Mortgage Association REMIC Series 2016-11
1.28%, 03/25/46†	3,671,650	3,674,571
Federal National Mortgage Association REMIC Series 2016-40
1.23%, 07/25/46†	4,161,358	4,156,132
FHLMC Multifamily Structured Pass-Through Certificates Series KP03
1.78%, 07/25/19	2,450,000	2,434,338
FHLMC Multifamily Structured Pass-Through Certificates Series KW01
0.00%, 01/25/26 IOΩ†	2,683,870	176,442
FHLMC Structured Agency Credit Risk Debt Notes Series 2013-DN2
2.43%, 11/25/23†	204,488	205,250
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA2
2.23%, 10/25/28†	385,428	386,431
FHLMC Structured Pass-Through Certificates Series T-56
1.98%, 05/25/43†	581,600	588,626
FHLMC Structured Pass-Through Certificates Series T-61
2.01%, 07/25/44†	810,665	815,493
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
3.02%, 06/25/34†	248,779	242,641
FNBA Mortgage Loan Trust Series 2004-AR1
1.38%, 08/19/34†	1,159,819	1,131,955
GAHR Commercial Mortgage Trust Series 2015-NRF
2.21%, 12/15/34 144A†	364,263	365,701
GE Commercial Mortgage Corporation Trust Series 2007-C1
5.48%, 12/10/49†	281,749	281,478
Giovecca Mortgages S.r.l. Series 2011-1
0.27%, 04/23/48(E)†	116,047	124,035
Gosforth Funding PLC Series 2016-1A
0.96%, 02/15/58 144A(U)†	965,216	1,214,644
Government National Mortgage Association
2.13%, 06/20/17†	103	103
2.13%, 06/20/21†	1,598	1,630
2.00%, 03/20/22†	92,862	94,875
2.00%, 01/20/23†	16,247	16,755
2.13%, 05/20/24†	33,130	34,021
2.13%, 07/20/25†	43,392	44,671
2.13%, 08/20/25†	11,396	11,736
2.25%, 11/20/25†	39,636	40,820
2.25%, 12/20/26†	58,271	60,143
2.13%, 07/20/27†	1,328	1,372
2.25%, 10/20/27†	22,162	22,897
8.50%, 10/15/29	22,326	22,952
8.50%, 03/15/30	581	583
8.50%, 04/15/30	4,603	4,692
8.50%, 05/15/30	60,089	62,709
2.13%, 05/20/30†	33,624	34,788
8.50%, 07/15/30	46,445	49,499
8.50%, 08/15/30	6,618	6,837
8.50%, 11/15/30	7,434	7,807
8.50%, 12/15/30	26,874	30,563
8.50%, 02/15/31	15,976	16,686
Government National Mortgage Association Series 2000-9
1.53%, 02/16/30†	59,044	59,546
Government National Mortgage Association Series 2007-30
1.28%, 05/20/37†	169,954	169,264
Government National Mortgage Association Series 2016-H07
1.55%, 02/20/66†	1,323,489	1,329,011
Government National Mortgage Association Series 2016-H22
1.55%, 10/20/66†	2,482,356	2,481,536
GRACE Mortgage Trust Series 2014-GRCE
3.37%, 06/10/28 144A	1,250,000	1,294,640
GreenPoint Mortgage Funding Trust Series 2005-AR5
1.25%, 11/25/45†	169,216	145,797
GreenPoint Mortgage Funding Trust Series 2006-OH1
1.16%, 01/25/37†	537,687	455,461

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GS Mortgage Securities Trust Series 2007-GG10
5.95%, 08/10/45†	$162,370	$162,787
GS Mortgage Securities Trust Series 2013-GC13
3.72%, 07/10/46†	2,700,000	2,829,445
GSR Mortgage Loan Trust Series 2004-11
3.32%, 09/25/34†	295,030	286,019
GSR Mortgage Loan Trust Series 2005-AR6
3.09%, 09/25/35†	200,108	206,189
Impac CMB Trust Series 2003-1
1.78%, 03/25/33†	189,752	184,602
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
1.17%, 09/25/46†	634,054	543,721
IndyMac INDX Mortgage Loan Trust Series 2007-FLX3
1.05%, 06/25/37†	361,408	259,442
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19
5.83%, 02/12/49†	528,512	528,010
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12
5.85%, 02/15/51†	723,238	728,191
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4
4.11%, 07/15/46 144A	1,318,174	1,347,909
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX
3.48%, 06/15/45	1,310,000	1,360,317
3.48%, 06/15/45 144A	800,000	830,730
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-FL6
2.31%, 11/15/31 144A†	141,843	142,066
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4
4.37%, 12/15/49 IOΩ†	1,996,509	99,906
JP Morgan Mortgage Trust Series 2005-A1
3.27%, 02/25/35†	52,839	52,004
JP Morgan Mortgage Trust Series 2013-1
2.50%, 03/25/43 144A†	267,003	264,458
JP Morgan Mortgage Trust Series 2016-2
2.68%, 06/25/46 144A†	1,249,309	1,244,805
JP Morgan Mortgage Trust Series 2017-1
3.50%, 01/25/47 144A†	3,101,200	3,169,420
LB-UBS Commercial Mortgage Trust Series 2007-C6
6.11%, 07/15/40†	1,645,000	1,666,409
LB-UBS Commercial Mortgage Trust Series 2007-C7
6.17%, 09/15/45†	2,130,000	2,177,084
Luminent Mortgage Trust Series 2006-7
0.95%, 12/25/36†	613,285	524,431
MASTR Adjustable Rate Mortgages Trust Series 2003-6
3.31%, 12/25/33†	276,200	273,858
Merrill Lynch Mortgage Investors Trust Series 2004-1
3.01%, 12/25/34†	311,127	311,155
Merrill Lynch Mortgage Investors Trust Series 2006-1
2.96%, 02/25/36†	361,696	358,951
Mill City Mortgage Loan Trust Series 2016-1
2.50%, 04/25/57 144A†	1,534,877	1,524,718
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9
2.66%, 05/15/46	300,000	303,056
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12
3.82%, 10/15/46	1,500,000	1,577,406
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22
3.04%, 04/15/48	2,000,000	2,031,542
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32
5.36%, 12/15/49 IOΩ†	1,996,150	108,499
Morgan Stanley Capital I Trust Series 2007-IQ13
5.41%, 03/15/44	243,636	243,120
National RMBS Trust Series 2012-2
2.73%, 06/20/44(A)†	205,992	157,548
NCUA Guaranteed Notes Trust Series 2010-R3
1.34%, 12/08/20†	2,086,305	2,094,749
NCUA Guaranteed Notes Trust Series 2011-C1
1.38%, 03/09/21 STEP†	985,272	981,889
RFMSI Trust Series 2003-S9
6.50%, 03/25/32	10,743	11,093
Rochester Financing No. 1 PLC Series 1
1.81%, 07/16/46 STEP(U)†	255,510	322,401
Sequoia Mortgage Trust Series 2012-1
2.87%, 01/25/42†	202,551	204,318
Sequoia Mortgage Trust Series 2013-1
1.45%, 02/25/43†	354,352	345,368
Sequoia Mortgage Trust Series 2013-4
1.55%, 04/25/43†	473,778	460,496

30	See Notes to Schedules of Investments.

	Par	Value
Springleaf Mortgage Loan Trust Series 2013-2A
1.78%, 12/25/65 144A†	$172,498	$172,643
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10
3.31%, 08/25/34†	390,831	381,270
Structured Adjustable Rate Mortgage Loan Trust Series 2004-13
1.28%, 09/25/34†	97,580	84,497
Structured Asset Mortgage Investments II Trust Series 2005-AR5
1.23%, 07/19/35†	94,677	84,780
Structured Asset Mortgage Investments II Trust Series 2005-AR8
1.26%, 02/25/36†	491,668	417,819
TBW Mortgage-Backed Trust Series 2007-2
6.02%, 07/25/37 STEP	321,327	235,677
TORRENS Trust Series 2013-1
2.58%, 04/12/44(A)†	1,024,801	781,297
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.76%, 06/15/49†	222,321	222,275
Waldorf Astoria Boca Raton Trust Series 2016-BOCA
2.26%, 06/15/29 144A†	210,000	210,697
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
2.04%, 06/25/42†	13,942	13,406
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR8
2.68%, 08/25/33†	305,978	308,998
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2
1.29%, 01/25/45†	492,631	473,256
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5
1.62%, 06/25/46†	936,637	883,965
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19
1.38%, 01/25/47†	474,846	372,267
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.93%, 02/25/37†	371,334	335,374
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY5
2.54%, 05/25/37†	413,378	331,077
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7
2.68%, 07/25/37†	1,148,485	939,159
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA5
1.48%, 05/25/47 IO†	173,197	34,490
Wells Fargo Commercial Mortgage Trust Series 2010-C1
3.35%, 11/15/43 144A	702,219	716,962
Wells Fargo Commercial Mortgage Trust Series 2014-LC16
3.48%, 08/15/50	200,000	207,985
Wells Fargo Commercial Mortgage Trust Series 2014-TISH
3.66%, 01/15/27 144A†	790,000	773,045
Wells Fargo Mortgage-Backed Securities Trust Series 2004-EE
3.05%, 12/25/34†	236,836	238,702
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
3.16%, 08/25/33†	47,979	49,032
WFRBS Commercial Mortgage Trust Series 2012-C8 0.00%,
08/15/45 IO 144AΩ†	2,987,219	209,077

Total Mortgage-Backed Securities (Cost $153,562,704)		150,952,222

MUNICIPAL BONDS — 1.1%
California Earthquake Authority, Revenue Bond
2.81%, 07/01/19	1,300,000	1,312,701
Energy Northwest, Columbia Generating Station, Revenue Bond, Series 2014-B
1.79%, 07/01/18	400,000	402,544
State of California, General Obligation, Series B
1.31%, 12/01/31†	3,000,000	2,998,950
State of Texas, General Obligation, Series C-2
1.18%, 06/01/19†	3,300,000	3,301,980
University of California, Revenue Bond, Series Y-1
1.28%, 07/01/41†	1,100,000	1,100,000
University of California, Revenue Bond, Series Y-2
1.28%, 07/01/41†	1,000,000	1,000,050

Total Municipal Bonds (Cost $10,100,528)		10,116,225

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
PURCHASED OPTION — 0.0%
Call Swaption — 0.0%
3-Month LIBOR, Strike Price
1.67%, Expires
09/06/17 (MSCS)
(Cost $44,270)	$3,100,000,000	$45,564

	Par
U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bills
0.70%, 04/20/17Ω	71,000	70,974
0.74%, 04/20/17Ω	71,000	70,973
0.45%, 04/27/17Ω	507,000	506,736

		648,683

U.S. Treasury Notes
0.88%, 01/31/18	1,188,000	1,186,427
1.00%, 03/15/18	8,000,000	7,994,840
0.75%, 03/31/18	7,000,000	6,977,712
0.88%, 03/31/18	4,500,000	4,490,861
0.88%, 05/31/18	2,809,000	2,801,101
0.63%, 06/30/18	5,000,000	4,968,945
1.00%, 08/15/18	15,000,000	14,970,405
1.00%, 09/15/18‡‡	5,740,000	5,726,213
1.25%, 12/31/18Δ	1,220,000	1,220,762
1.13%, 01/31/19Δ	10,100,000	10,081,062
1.13%, 02/28/19	7,000,000	6,984,964
1.00%, 03/15/19Δ	6,540,000	6,507,555
0.88%, 06/15/19	240,000	237,708
0.75%, 07/15/19	9,858,000	9,729,383
1.38%, 01/15/20	11,275,000	11,249,891
1.38%, 02/15/20Δ	9,910,000	9,879,804
1.63%, 03/15/20Δ	8,082,000	8,111,831
2.25%, 02/15/27Δ	15,100,000	14,909,181

		128,028,645

Total U.S. Treasury Obligations (Cost $128,626,889)		128,677,328

	Shares
MONEY MARKET FUNDS — 5.5%
GuideStone Money Market Fund (Investor Class)¥	32,597,789	32,597,789
Northern Institutional Liquid Assets Portfolio§	16,470,636	16,470,636

Total Money Market Funds (Cost $49,068,425)		49,068,425

	Par	Value
REPURCHASE AGREEMENTS — 3.4%
Deutsche Bank Securities, Inc.
0.81% (dated 03/31/17, due 04/03/17, repurchase price $15,300,344, collateralized by U.S. Treasury Bond, 3.625%, due 02/15/44, total market value $15,707,989)	$15,300,000	$15,300,000
JP Morgan Securities LLC
0.82% (dated 03/31/17, due 04/03/17, repurchase price $10,900,248, collateralized by U.S. Treasury Inflationary Index Bond, 0.125%, due 04/15/18, total market value $11,135,980)	10,900,000	10,900,000
TD Securities USA LLC
0.97% (dated 03/31/17, due 03/31/17, repurchase price $4,300,348, collateralized by U.S. Treasury Bond, 2.500%, due 05/15/46, total market value $4,459,604)	4,300,000	4,300,000

Total Repurchase Agreements (Cost $30,500,000)		30,500,000

TOTAL INVESTMENTS — 107.6% (Cost $960,976,964)		959,708,173

	Notional Amount
WRITTEN OPTIONS — 0.0%
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price
2.45%, Expires
06/01/17 (JPM)	$(3,040,000,000)	(25,038)
3-Month LIBOR, Strike Price
2.70%, Expires
09/06/17 (MSCS)	(1,280,000,000)	(20,879)

Total Written Options (Premiums received $(140,748))		(45,917)

	Par
SECURITY SOLD SHORT — (0.8)%
U.S. Treasury Note 1.88%, 02/28/22 (Proceeds $(7,274,124))	(7,300,000)	(7,283,458)

Liabilities in Excess of Other Assets — (6.8)%		(61,022,177)

NET ASSETS — 100.0%		$891,356,621

32	See Notes to Schedules of Investments.

Swap agreements outstanding at March 31, 2017:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.IG26 Index	(1.00)%	06/20/21	ICE	USD	15,700,000	$(324,171)	$(185,814)	$(138,357)
Dow Jones CDX.NA.IG27 Index	(1.00)%	12/20/21	ICE	USD	12,200,000	(230,210)	(195,714)	(34,496)
Dow Jones CDX.NA.IG28 Index	(1.00)%	06/20/22	ICE	USD	15,900,000	(266,732)	(251,726)	(15,006)
Dow Jones CDX.NA.IG28 Index	(1.00)%	06/20/22	CME	USD	2,834,000	(47,289)	(44,589)	(2,700)

						$(868,402)	$(677,843)	$(190,559)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month LIBOR	(2.00)%	06/15/21	CME	USD	13,600,000	$(89,487)	$(251,891)	$162,404
MXN-TIIE-Banxico	5.80%	09/06/21	CME	MXN	258,400,000	(728,909)	(473,497)	(255,412)
MXN-TIIE-Banxico	7.20%	12/03/21	CME	MXN	66,100,000	3,828	(39,247)	43,075
3-Month LIBOR	(1.50)%	06/21/27	CME	USD	18,000,000	1,490,193	1,625,957	(135,764)

						$675,625	$861,322	$(185,697)

Total Swap agreements outstanding at March 31, 2017						$(192,777)	$183,479	$(376,256)

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$17,894,249	$—	$17,894,249	$—
Asset-Backed Securities	131,266,226	—	87,620,135	43,646,091
Certificates of Deposit	18,836,872	—	18,836,872	—
Commercial Paper	9,629,743	—	9,629,743	—
Corporate Bonds	237,876,961	—	237,621,580	255,381
Foreign Bonds:
Australia	11,754,242	—	11,754,242	—
Bermuda	1,826,727	—	1,826,727	—
Canada	14,205,019	—	14,205,019	—
Cayman Islands	3,233,673	—	3,233,673	—
Chile	516,523	—	516,523	—
Denmark	39,647,515	—	39,647,515	—
Finland	275,275	—	275,275	—
France	13,213,912	—	13,213,912	—
Germany	5,507,209	—	5,507,209	—
Guernsey	2,031,156	—	2,031,156	—
Ireland	7,962,693	—	7,962,693	—
Japan	7,692,713	—	7,692,713	—
Jersey	931,075	—	931,075	—
Luxembourg	2,327,169	—	2,327,169	—
Mexico	2,584,111	—	2,584,111	—
Netherlands	16,482,194	—	16,482,194	—
New Zealand	2,002,536	—	2,002,536	—
Norway	2,803,787	—	2,803,787	—
Panama	273,692	—	273,692	—
Peru	915,525	—	915,525	—
Singapore	201,248	—	201,248	—
South Korea	15,021,003	—	15,021,003	—
Sweden	2,326,928	—	2,326,928	—
Switzerland	6,209,265	—	6,209,265	—
United Kingdom	12,932,737	—	12,932,737	—
Virgin Islands (British)	1,966,431	—	1,966,431	—
Money Market Funds	49,068,425	49,068,425	—	—
Mortgage-Backed Securities	150,952,222	—	147,603,307	3,348,915
Municipal Bonds	10,116,225	—	10,116,225	—
Purchased Option	45,564	—	45,564	—
Repurchase Agreements	30,500,000	—	30,500,000	—
U.S. Treasury Obligations	128,677,328	—	128,677,328	—

Total Assets — Investments in Securities	$959,708,173	$49,068,425	$863,389,361	$47,250,387

Other Financial Instruments***
Forward Foreign Currency Contracts	$314,349	$—	$314,349	$—
Futures Contracts	36,709	36,709	—	—

Total Assets — Other Financial Instruments	$351,058	$36,709	$314,349	$—

34	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Security Sold Short	$(7,283,458)	$—	$(7,283,458)	$—
Written Options	(45,917)	—	(45,917)	—

Total Liabilities—Investments in Securities	$(7,329,375)	$—	$(7,329,375)	$—

Other Financial Instruments***
Swap Agreements	$(192,777)	$—	$(145,488)	$(47,289)

Total Liabilities—Other Financial Instruments	$(192,777)	$—	$(145,488)	$(47,289)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts and forwards contracts) and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” and “Forward Foreign Currency Contracts” disclosures in the Notes to Schedules of Investments and the “Swap agreements outstanding” disclosure on the preceding page(s), respectively.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Mortgage-Backed Securities	Swap Agreements
Balance, 12/31/16	$46,004,470	$44,497,928	$260,645	$1,245,897	$—
Accrued discounts/premiums	(952)	2,087	(3,039)	—	—
Realized gain (loss)	17,918	17,881	—	37	—
Change in unrealized appreciation (depreciation)	36,400	53,425	(2,225)	(13,045)	(1,755)
Purchases	12,893,555	10,759,089	—	2,180,000	(45,534)
Sales	(8,350,663)	(8,346,960)	—	(3,703)	—
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3(1)	(1,921,502)	(1,921,502)	—	—	—
Maturities	—	—	—	—	—
Paydowns	(1,476,128)	(1,415,857)	—	(60,271)	—

Balance, 03/31/17	$47,203,098	$43,646,091	$255,381	$3,348,915	$(47,289)

(1)

Transfers out of Level 3 represent the value of securities at March 31, 2017 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

See Notes to Schedules of Investments.	35

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Bank
0.88%, 05/24/17	$20,000	$20,003
3.38%, 12/08/23	200,000	213,153
Federal National Mortgage Association
1.86%, 10/09/19Ω	3,350,000	3,198,704
2.63%, 09/06/24	1,000,000	1,018,141
1.88%, 09/24/26	1,500,000	1,396,149
6.25%, 05/15/29	500,000	670,117
6.63%, 11/15/30	1,170,000	1,652,558
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,075,544

Total Agency Obligations (Cost $9,056,736)		9,244,369

ASSET-BACKED SECURITIES — 6.7%
Academic Loan Funding Trust Series 2012-1A
2.08%, 12/27/44 144A†	1,250,000	1,245,759
Access Group, Inc. Series 2015-1
1.68%, 07/25/56 144A†	393,238	390,546
AmeriCredit Automobile Receivables Series 2016-1
1.52%, 06/10/19	323,348	323,494
ARES XXXIII CLO, Ltd. Series 2015-1A
2.45%, 12/05/25 144A†	1,000,000	1,000,368
AUTO ABS Series 2012-3
0.60%, 09/27/24(E)	208,675	223,364
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1
6.00%, 10/25/36	1,371,752	1,017,194
6.50%, 10/25/36	2,334,302	1,785,658
BlueMountain CLO, Ltd. Series 2012-2A
2.47%, 11/20/28 144A†	1,250,000	1,254,012
BlueMountain CLO, Ltd. Series 2014-2A
4.48%, 07/20/26 144A†	1,000,000	999,999
BlueMountain CLO, Ltd. Series 2015-1A
2.35%, 04/13/27 144A†	1,000,000	1,000,977
Brazos Higher Education Authority, Inc. Series 2005-2
1.29%, 09/27/21†	299,406	298,661
Capital One Multi-Asset Execution Trust Series 2016-A1
1.36%, 02/15/22†	800,000	804,641
Carlyle Global Market Strategies CLO, Ltd. Series 2014-4
4.62%, 10/15/26 144A†	1,000,000	1,000,579
Cent CLO 21, Ltd. Series 2014-21A
2.33%, 07/27/26 144A†	500,000	497,827
Chapel BV Series 2007
0.03%, 07/17/66(E)†	698,220	739,270
Community Funding CLO, Ltd. Series 2015-1A
5.75%, 11/01/27+ STEP 144A	860,000	803,644
CWHEQ Revolving Home Equity Loan Trust Series 2005-F
1.15%, 12/15/35†	182,877	172,101
CWHEQ Revolving Home Equity Loan Trust Series 2006-E
0.91%, 07/15/36†	315,812	275,676
ECMC Group Student Loan Trust Series 2016-1A
2.33%, 07/26/66 144A†	953,856	953,236
ECMC Group Student Loan Trust Series 2017-1A
2.09%, 12/27/66 144A†	2,250,000	2,249,732
Edsouth Indenture No. 7 LLC Series 2014-3
1.58%, 02/25/36 144A†	959,729	941,217
EFS Volunteer No. 2 LLC Series 2012-1 A2
2.33%, 03/25/36 144A†	1,200,000	1,215,102
EFS Volunteer No. 3 LLC Series 2012-1 A3
1.98%, 04/25/33 144A†	2,100,000	2,079,434
EMC Mortgage Loan Trust Series 2003-B
1.33%, 11/25/41 144A†	17,956	17,193
Financial Asset Securities Corporation AAA Trust Series 2005-1A
1.39%, 02/27/35 144A†	925,828	920,133
Ford Credit Floorplan Master Owner Trust A Series 2015-4
1.51%, 08/15/20†	500,000	502,369
Fremont Home Loan Trust Series 2005-E
1.22%, 01/25/36†	392,803	392,536
Galaxy XV CLO, Ltd. Series 2013-15A
2.87%, 04/15/25 144A†	500,000	500,637
GMACM Home Equity Loan Trust Series 2007-HE3
6.76%, 09/25/37†	92,240	92,265
7.00%, 09/25/37†	32,525	32,312
Goal Capital Funding Trust Series 2007-1
1.24%, 09/25/28†	142,150	141,134
Golden Credit Card Trust Series 2016-5A
1.60%, 09/15/21 144A	900,000	893,036
GSAMP Trust Series 2007-HS1
1.83%, 02/25/47†	606,727	600,869
Hertz Vehicle Financing II LP Series 2015-1A
2.73%, 03/25/21 144A	350,000	349,363
3.52%, 03/25/21 144A	500,000	502,713
Higher Education Funding I Series 2014-1
2.10%, 05/25/34 144A†	954,580	917,148

36	See Notes to Schedules of Investments.

	Par	Value
Invitation Homes Trust Series 2015-SFR2
3.24%, 06/17/32 144A†	$250,000	$250,382
Jackson Mill CLO, Ltd. Series 2015-1A
2.56%, 04/15/27 144A†	1,000,000	1,004,129
JGWPT XXXIII LLC Series 2014-3A
3.50%, 06/15/77 144A	398,458	378,283
Kabbage Asset Securitization LLC Series 2017-1
5.79%, 03/15/22 144A	1,240,000	1,251,614
LCM XXIII, Ltd. Series 23A
2.51%, 10/20/29 144A†	1,000,000	1,007,991
Mississippi Higher Education Assistance Corporation Series 2014-1
1.66%, 10/25/35†	657,090	648,687
Montana Higher Education Student Assistance Corporation Series 2012-1
2.03%, 07/20/43†	700,000	680,118
Navient Student Loan Trust Series 2016-5A
2.23%, 06/25/65 144A†	2,215,976	2,249,569
Navient Student Loan Trust Series 2016-7A
2.13%, 03/25/66 144A†	1,074,334	1,087,779
Navient Student Loan Trust Series 2017-2A
2.08%, 12/27/66 144A†	2,250,000	2,250,000
Nelnet Student Loan Trust Series 2006-1
1.50%, 08/23/36 144A†	1,200,000	1,132,072
Nelnet Student Loan Trust Series 2006-2
1.14%, 01/25/30†	1,200,621	1,197,438
OHA Loan Funding, Ltd. Series 2015-1A
2.45%, 08/15/29 144A†	1,000,000	1,006,606
OZLM XV, Ltd. Series 2016-15A
3.62%, 01/20/29 144A†	1,000,000	999,876
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2
2.13%, 10/01/35†	359,383	364,713
Park Place Securities, Inc. Asset-Backed Pass-Through Trust Certificates Series 2005-WCH1
1.82%, 01/25/36†	100,000	98,698
Penarth Master Issuer PLC Series 2015-2A
1.38%, 05/18/19 144A†	1,700,000	1,700,228
PHEAA Student Loan Trust Series 2012-1A
1.53%, 05/25/57 144A†	1,162,033	1,148,108
PHEAA Student Loan Trust Series 2016-1A
2.13%, 09/25/65 144A†	894,681	901,348
PHEAA Student Loan Trust Series 2016-2A
1.93%, 11/25/65 144A†	2,018,054	2,021,884
RAMP Trust Series 2005-EFC6
1.41%, 11/25/35†	1,900,000	1,843,064
Saxon Asset Securities Trust Series 2004-1
1.78%, 03/25/35†	585,404	556,375
SBA Small Business Investment Cos. Series 2016-10A
2.51%, 03/10/26	518,825	515,153
Scholar Funding Trust Series 2010-A
1.79%, 10/28/41 144A†	339,056	334,103
SLC Student Loan Trust Series 2005-3
1.25%, 06/15/29†	900,000	889,379
SLM Private Education Loan Trust Series 2010-A
4.16%, 05/16/44 144A†	498,760	518,309
SLM Student Loan EDC Repackaging Trust Series 2013-M1
3.50%, 10/28/29 144A	202,921	198,130
SLM Student Loan Trust Series 2003-7A
2.33%, 12/15/33 144A†	1,011,511	1,013,364
SLM Student Loan Trust Series 2004-8A
1.67%, 01/25/40 144A†	900,000	866,187
SLM Student Loan Trust Series 2005-4
1.16%, 01/25/27†	185,705	184,001
SLM Student Loan Trust Series 2005-5
1.18%, 10/25/28†	900,000	888,056
1.79%, 10/25/40†	250,000	240,584
SLM Student Loan Trust Series 2006-2
1.15%, 07/25/25†	944,733	943,411
SLM Student Loan Trust Series 2007-7
1.37%, 01/25/22†	536,392	525,451
1.79%, 10/27/70†	400,000	362,632
SLM Student Loan Trust Series 2008-2
1.79%, 04/25/23†	177,039	174,970
SLM Student Loan Trust Series 2008-4
2.69%, 07/25/22†	497,666	506,642
SLM Student Loan Trust Series 2008-5
2.74%, 07/25/23†	1,926,842	1,968,820
SLM Student Loan Trust Series 2008-6
2.14%, 07/25/23†	650,000	651,656
SLM Student Loan Trust Series 2008-8
2.54%, 04/25/23†	400,000	407,413
SLM Student Loan Trust Series 2008-9
2.54%, 04/25/23†	2,592,328	2,644,088

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Soundview Home Loan Trust Series 2006-OPT2
1.16%, 05/25/36†	$788,963	$774,985
TIAA CLO II, Ltd. Series 2017-1A
0.00%, 04/20/29 144A†	3,950,000	3,946,532
Utah State Board of Regents Series 2015-1
1.38%, 02/25/43†	685,733	682,283
Utah State Board of Regents Series 2016-1
1.73%, 09/25/56†	1,925,809	1,929,299
VOLT XLI LLC Series 2016-NPL1
4.25%, 02/26/46 STEP 144A	956,011	960,569
Washington Mutual Asset-Backed Certificates Trust Series 2006-HE1
1.16%, 04/25/36†	217,005	214,461

Total Asset-Backed Securities (Cost $73,586,410)		73,253,639

CERTIFICATES OF DEPOSIT — 0.7%
Abbey National Treasury
1.40%, 07/07/17†	100,000	100,067
Credit Suisse AG
1.92%, 09/12/17†	1,100,000	1,102,613
Mitsubishi UFJ Trust & Banking Corporation
1.87%, 09/19/17†	1,100,000	1,102,957
Natixis SA
1.85%, 09/25/17†	1,800,000	1,804,280
Sumitomo Mitsui Trust Bank, Ltd.
1.88%, 09/18/17†	2,900,000	2,908,024
1.72%, 10/06/17†	400,000	401,107

Total Certificates of Deposit (Cost $7,400,000)		7,419,048

CORPORATE BONDS — 19.9%
21st Century Fox America, Inc.
3.70%, 09/15/24	625,000	640,049
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	42,083
Abbott Laboratories
3.75%, 11/30/26	260,000	260,195
4.75%, 11/30/36	170,000	175,816
4.90%, 11/30/46	210,000	218,388
AbbVie, Inc.
2.50%, 05/14/20	225,000	226,698
2.30%, 05/14/21	200,000	197,681
2.85%, 05/14/23	1,650,000	1,621,061
3.60%, 05/14/25	140,000	140,271
AES Corporation
4.88%, 05/15/23	80,000	80,000
5.50%, 03/15/24Δ	100,000	102,000
Aetna, Inc.
2.80%, 06/15/23	225,000	223,477
Allison Transmission, Inc.
5.00%, 10/01/24 144A	200,000	202,500
Amazon.com, Inc.
3.30%, 12/05/21	525,000	545,899
4.95%, 12/05/44	220,000	249,498
American Axle & Manufacturing, Inc.
6.63%, 10/15/22Δ	100,000	103,500
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	525,000	537,472
American International Group, Inc.
2.30%, 07/16/19	200,000	200,846
3.75%, 07/10/25	430,000	428,356
4.50%, 07/16/44	25,000	23,949
4.80%, 07/10/45	200,000	200,254
6.25%, 03/15/87†	278,000	284,255
American Tower Corporation REIT
3.40%, 02/15/19	200,000	204,563
3.30%, 02/15/21	150,000	152,240
3.38%, 10/15/26	1,500,000	1,433,032
Amgen, Inc.
3.63%, 05/22/24	50,000	51,319
4.66%, 06/15/51	34,000	34,165
Anadarko Petroleum Corporation
4.85%, 03/15/21	290,000	310,502
3.45%, 07/15/24Δ	95,000	92,776
5.55%, 03/15/26	150,000	166,758
6.45%, 09/15/36	280,000	331,452
6.60%, 03/15/46	470,000	570,584
Antero Resources Corporation
5.63%, 06/01/23Δ	425,000	436,688
Anthem, Inc.
5.88%, 06/15/17	720,000	726,317
Apache Corporation
3.25%, 04/15/22	50,000	50,312
2.63%, 01/15/23	75,000	72,311
5.10%, 09/01/40	180,000	185,847
4.25%, 01/15/44Δ	1,120,000	1,054,644
Apple, Inc.
2.45%, 08/04/26	720,000	681,924
AT&T, Inc.
1.62%, 01/15/20†	900,000	906,312
2.80%, 02/17/21	100,000	100,387
4.45%, 05/15/21	80,000	85,290
3.00%, 02/15/22	170,000	169,798
3.20%, 03/01/22	475,000	480,012
3.00%, 06/30/22	475,000	473,096
4.45%, 04/01/24	725,000	760,915
3.95%, 01/15/25	125,000	126,258
3.40%, 05/15/25	1,865,000	1,804,609
4.13%, 02/17/26	175,000	177,787
4.25%, 03/01/27	1,590,000	1,610,781
4.35%, 06/15/45	100,000	88,356
4.75%, 05/15/46	200,000	187,329
5.45%, 03/01/47	160,000	164,165
4.50%, 03/09/48 144A	190,000	169,622
Bank of America Corporation
5.70%, 05/02/17	1,100,000	1,103,640
5.75%, 12/01/17	1,890,000	1,940,161
6.88%, 04/25/18	1,400,000	1,473,504
5.65%, 05/01/18	700,000	728,483
2.60%, 01/15/19	320,000	323,472
5.63%, 07/01/20	50,000	54,878
5.88%, 01/05/21	150,000	167,634
5.00%, 05/13/21	320,000	347,772

38	See Notes to Schedules of Investments.

	Par	Value
3.30%, 01/11/23	$120,000	$120,902
4.00%, 04/01/24	420,000	436,118
4.20%, 08/26/24	390,000	397,772
4.00%, 01/22/25	440,000	440,267
3.88%, 08/01/25	330,000	336,445
4.45%, 03/03/26	70,000	71,920
3.50%, 04/19/26	340,000	335,928
4.25%, 10/22/26	440,000	447,658
3.25%, 10/21/27	275,000	262,332
4.18%, 11/25/27Δ	800,000	804,490
3.82%, 01/20/28†	575,000	577,133
5.00%, 01/21/44	790,000	864,228
6.25%, 09/29/49†	300,000	316,125
6.50%, 10/29/49†	150,000	163,875
Barrick North America Finance LLC
4.40%, 05/30/21	138,000	148,067
5.70%, 05/30/41	150,000	170,293
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,200,000	1,228,926
Becton, Dickinson and Co.
2.68%, 12/15/19	349,000	354,200
3.73%, 12/15/24Δ	171,000	176,308
4.69%, 12/15/44	120,000	125,751
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	300,000	375,660
6.50%, 09/15/37Δ	130,000	169,641
Blackstone CQP Holdco LP
6.50%, 03/20/21 144A	600,000	602,678
Boeing Capital Corporation
4.70%, 10/27/19	230,000	247,621
Boeing Co.
4.88%, 02/15/20	50,000	54,398
6.63%, 02/15/38	210,000	285,568
Broadcom Corporation
3.00%, 01/15/22 144A	550,000	549,907
3.63%, 01/15/24 144A	650,000	655,747
3.88%, 01/15/27 144A	1,225,000	1,233,897
Capital One Financial Corporation
4.20%, 10/29/25	350,000	352,018
Catholic Health Initiatives
4.35%, 11/01/42	40,000	34,224
CCO Holdings LLC
5.13%, 05/01/27 144A	130,000	130,975
CE Generation LLC
7.42%, 12/15/18	299,700	282,842
Celgene Corporation
3.55%, 08/15/22	170,000	175,332
3.88%, 08/15/25	250,000	255,969
5.00%, 08/15/45	160,000	168,115
Centene Corporation
4.75%, 05/15/22	130,000	134,225
6.13%, 02/15/24	90,000	96,862
4.75%, 01/15/25	50,000	50,406
Charles Schwab Corporation
3.20%, 03/02/27	300,000	298,741
Charter Communications Operating LLC
3.58%, 07/23/20	75,000	77,206
4.91%, 07/23/25 144A	210,000	222,066
4.91%, 07/23/25	2,500,000	2,646,068
Chesapeake Energy Corporation
6.13%, 02/15/21Δ	160,000	156,000
Chevron Corporation
2.95%, 05/16/26	750,000	741,908
CHS/Community Health Systems, Inc.
8.00%, 11/15/19Δ	100,000	98,500
Chubb Corporation
6.38%, 03/29/67†	400,000	388,000
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	90,369
3.35%, 05/03/26	120,000	121,574
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	182,307
3.70%, 04/01/27	690,000	706,493
Cisco Systems, Inc.
2.20%, 02/28/21	300,000	300,297
CIT Group, Inc.
4.25%, 08/15/17	1,100,000	1,111,000
5.50%, 02/15/19 144A	190,000	200,212
Citigroup, Inc.
2.03%, 06/07/19†	700,000	706,713
2.23%, 08/02/21†	1,300,000	1,321,042
3.50%, 05/15/23	220,000	221,901
4.40%, 06/10/25	450,000	459,297
5.50%, 09/13/25	290,000	317,585
4.30%, 11/20/26	1,600,000	1,618,502
4.45%, 09/29/27	780,000	791,039
6.63%, 06/15/32	50,000	61,066
8.13%, 07/15/39	20,000	29,444
6.68%, 09/13/43Δ	10,000	12,776
5.30%, 05/06/44	24,000	25,796
4.65%, 07/30/45	574,000	600,421
4.75%, 05/18/46	40,000	39,670
5.35%, 04/29/49†Δ	180,000	180,225
8.40%, 04/29/49†	300,000	319,125
5.95%, 07/29/49†	170,000	177,650
5.80%, 11/29/49†Δ	1,000,000	1,031,250
5.95%, 12/29/49†Δ	690,000	719,332
6.25%, 12/29/49†	150,000	162,000
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	760,000	753,471
Comcast Corporation
5.70%, 05/15/18	1,250,000	1,308,692
3.38%, 08/15/25	275,000	277,764
3.20%, 07/15/36	380,000	337,944
Compass Bank
5.50%, 04/01/20	300,000	317,981
Concho Resources, Inc.
5.50%, 10/01/22	60,000	62,325
5.50%, 04/01/23	60,000	62,400
ConocoPhillips Co.
3.35%, 11/15/24	230,000	232,233
4.95%, 03/15/26	75,000	83,393
4.15%, 11/15/34	175,000	175,471
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	284,888
Continental Airlines Class A Pass-Through Trust Series 1998-1
6.65%, 03/15/19	11,208	11,448
Cott Holdings, Inc.
5.50%, 04/01/25 144A	170,000	173,451

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Crown Castle International Corporation REIT
2.25%, 09/01/21	$125,000	$121,645
5.25%, 01/15/23	525,000	573,618
Crown Castle Towers LLC
4.88%, 08/15/40 144A	1,900,000	2,023,883
CSEMC 2015-3GNA A1
3.07%, 03/09/17+	1,003,367	1,231,973
CSEMC 2015-3GNA A2
4.33%, 03/09/17+	373,803	458,970
CVS Health Corporation
2.75%, 12/01/22	210,000	208,030
4.00%, 12/05/23	400,000	420,670
3.88%, 07/20/25	113,000	116,630
2.88%, 06/01/26	875,000	836,131
5.13%, 07/20/45	260,000	287,963
CVS Pass-Through Trust
6.94%, 01/10/30	670,109	798,177
DDR Corporation REIT
4.63%, 07/15/22	400,000	420,134
Delta Air Lines Class A Pass-Through Trust Series 2007-1
6.82%, 02/10/24	502,811	581,376
Depository Trust & Clearing Corporation
4.88%, 12/29/49 144A†	750,000	769,688
Devon Energy Corporation
3.25%, 05/15/22	220,000	218,194
5.85%, 12/15/25Δ	250,000	287,240
5.60%, 07/15/41	462,000	490,223
4.75%, 05/15/42	205,000	198,162
5.00%, 06/15/45	660,000	664,679
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	77,676
Diamond 1 Finance Corporation
3.48%, 06/01/19 144A	1,010,000	1,035,495
4.42%, 06/15/21 144A	2,380,000	2,491,208
Digital Realty Trust LP REIT
3.40%, 10/01/20	900,000	923,781
Discover Financial Services
3.75%, 03/04/25	450,000	442,205
DISH DBS Corporation
5.88%, 07/15/22	360,000	379,123
5.88%, 11/15/24	170,000	179,180
7.75%, 07/01/26	50,000	58,250
Dollar Tree, Inc.
5.75%, 03/01/23	240,000	256,800
Duke Energy Corporation
3.75%, 04/15/24	200,000	206,016
Eaton Corporation
1.50%, 11/02/17	120,000	120,001
2.75%, 11/02/22	710,000	705,959
4.15%, 11/02/42	200,000	197,889
Ecolab, Inc.
4.35%, 12/08/21	100,000	108,095
5.50%, 12/08/41	175,000	207,591
Education Realty Operating Partnership LP REIT
4.60%, 12/01/24	325,000	327,991
EMD Finance LLC
2.95%, 03/19/22 144A	750,000	752,932
Energy Transfer Partners LP
4.65%, 06/01/21	650,000	684,527
5.20%, 02/01/22	500,000	536,291
3.60%, 02/01/23	75,000	74,644
4.75%, 01/15/26	25,000	25,798
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,370,911
Enterprise Products Operating LLC
5.70%, 02/15/42	60,000	67,253
4.74%, 08/01/66†	550,000	549,312
EOG Resources, Inc.
4.15%, 01/15/26	140,000	146,519
EP Energy LLC
6.38%, 06/15/23Δ	160,000	123,600
EQT Midstream Partners LP
4.13%, 12/01/26	1,800,000	1,786,108
ERP Operating LP REIT
4.63%, 12/15/21	150,000	161,868
Everett Spinco, Inc.
4.25%, 04/15/24 144A	350,000	356,416
Exelon Corporation
5.63%, 06/15/35	415,000	475,349
Exxon Mobil Corporation
3.04%, 03/01/26Δ	300,000	300,315
4.11%, 03/01/46	90,000	92,758
Fidelity National Information Services, Inc.
3.63%, 10/15/20	475,000	494,005
First Data Corporation
5.38%, 08/15/23 144A	70,000	73,062
5.00%, 01/15/24 144AΔ	150,000	153,188
FirstEnergy Corporation
2.75%, 03/15/18	120,000	120,464
4.25%, 03/15/23	490,000	506,981
7.38%, 11/15/31	770,000	1,006,010
Fiserv, Inc.
2.70%, 06/01/20	350,000	354,220
Florida Power & Light Co.
3.80%, 12/15/42	425,000	421,919
Ford Motor Credit Co. LLC
5.00%, 05/15/18	225,000	232,527
2.94%, 01/08/19	600,000	608,456
2.46%, 03/27/20Δ	800,000	798,404
5.75%, 02/01/21Δ	200,000	220,485
3.34%, 03/18/21	250,000	253,168
5.88%, 08/02/21	1,675,000	1,867,777
Freeport-McMoRan, Inc.
6.50%, 11/15/20 144A	46,000	47,265
4.00%, 11/14/21Δ	260,000	252,200
6.88%, 02/15/23 144A	12,000	12,450
5.45%, 03/15/43	120,000	102,150
General Electric Co.
8.50%, 04/06/18(M)	2,000,000	108,129
6.00%, 08/07/19	301,000	330,738
4.38%, 09/16/20	198,000	212,916
5.30%, 02/11/21	104,000	115,223
4.65%, 10/17/21	140,000	153,768
3.15%, 09/07/22	230,000	237,562
5.88%, 01/14/38	72,000	91,052
6.88%, 01/10/39	400,000	569,114
4.50%, 03/11/44	100,000	107,838
General Motors Co.
6.25%, 10/02/43	110,000	121,557

40	See Notes to Schedules of Investments.

	Par	Value
General Motors Financial Co., Inc.
3.25%, 05/15/18	$280,000	$283,924
3.50%, 07/10/19Δ	625,000	642,460
2.42%, 10/04/19†	500,000	508,764
3.20%, 07/13/20Δ	1,000,000	1,017,988
4.38%, 09/25/21Δ	400,000	421,055
3.45%, 04/10/22	230,000	232,016
4.25%, 05/15/23	40,000	41,376
4.35%, 01/17/27Δ	170,000	171,812
Gilead Sciences, Inc.
3.70%, 04/01/24	510,000	524,350
4.75%, 03/01/46	30,000	30,672
4.15%, 03/01/47	300,000	280,468
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	397,622
Glencore Funding LLC
4.13%, 05/30/23 144AΔ	525,000	535,851
4.63%, 04/29/24 144A	200,000	208,434
4.00%, 03/27/27 144A	420,000	415,488
Goldman Sachs Capital II
4.00%, 12/29/49†	3,000	2,517
Goldman Sachs Group, Inc.
5.95%, 01/18/18	1,000,000	1,032,872
2.14%, 11/15/18†	3,800,000	3,841,154
5.38%, 03/15/20	200,000	216,964
6.00%, 06/15/20	540,000	598,185
5.25%, 07/27/21	560,000	614,869
3.85%, 07/08/24	150,000	153,885
4.25%, 10/21/25	620,000	633,099
3.50%, 11/16/26	550,000	538,776
6.45%, 05/01/36	20,000	23,923
6.75%, 10/01/37	110,000	136,142
6.25%, 02/01/41	750,000	945,082
5.15%, 05/22/45	330,000	348,056
4.75%, 10/21/45	530,000	560,584
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	100,000	104,312
5.00%, 05/31/26	140,000	143,850
Halliburton Co.
3.80%, 11/15/25	745,000	755,727
4.85%, 11/15/35	30,000	31,773
5.00%, 11/15/45	90,000	95,189
Harris Corporation
5.05%, 04/27/45	110,000	120,820
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	50,000	55,265
HCA, Inc.
7.69%, 06/15/25	250,000	285,938
HCP, Inc. REIT
2.63%, 02/01/20	300,000	302,010
HD Supply, Inc.
5.25%, 12/15/21 144AΔ	200,000	211,000
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 144A	425,000	442,212
Hilton Worldwide Finance LLC
4.88%, 04/01/27 144A	20,000	20,250
HSBC USA, Inc.
1.80%, 08/07/18†	1,700,000	1,706,366
Humana, Inc.
7.20%, 06/15/18	480,000	510,110
3.15%, 12/01/22	70,000	70,395
3.95%, 03/15/27	150,000	153,681
4.63%, 12/01/42	60,000	60,993
4.95%, 10/01/44	70,000	73,701
4.80%, 03/15/47	10,000	10,496
Hyundai Capital America
2.13%, 10/02/17 144A	80,000	80,129
ILFC E-Capital Trust II
4.91%, 12/21/65 144A†	280,000	264,600
Intel Corporation
3.70%, 07/29/25	805,000	842,492
4.90%, 07/29/45	70,000	78,677
International Lease Finance Corporation
8.88%, 09/01/17	100,000	103,160
7.13%, 09/01/18 144A	1,975,000	2,111,490
8.63%, 01/15/22	420,000	515,493
International Paper & Co.
3.00%, 02/15/27	900,000	843,177
John Deere Capital Corporation
2.25%, 04/17/19	160,000	161,595
1.70%, 01/15/20	80,000	79,456
Johnson & Johnson
3.63%, 03/03/37	720,000	715,514
JPMorgan Chase & Co.
1.59%, 04/25/18†	2,200,000	2,209,440
2.25%, 01/23/20	1,700,000	1,706,525
4.40%, 07/22/20	980,000	1,044,951
2.55%, 03/01/21	300,000	300,562
2.40%, 06/07/21	1,100,000	1,094,978
4.35%, 08/15/21	70,000	74,960
2.97%, 01/15/23	475,000	474,999
3.88%, 09/10/24	860,000	873,081
2.95%, 10/01/26	700,000	666,350
4.25%, 10/01/27	90,000	92,402
4.95%, 06/01/45	400,000	422,403
4.26%, 02/22/48†	150,000	149,945
5.30%, 12/29/49†Δ	1,450,000	1,506,188
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	342,867
7.88%, 09/15/31	280,000	359,704
Kilroy Realty LP REIT
3.80%, 01/15/23	400,000	410,717
Kimberly-Clark Corporation
3.70%, 06/01/43	200,000	188,360
Kinder Morgan Energy Partners LP
9.00%, 02/01/19Δ	700,000	783,365
3.95%, 09/01/22	520,000	531,867
4.15%, 02/01/24	50,000	50,729
Kinder Morgan, Inc.
3.05%, 12/01/19	575,000	585,042
5.63%, 11/15/23 144A	900,000	989,090
4.30%, 06/01/25Δ	100,000	102,331
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	31,312
Kraft Heinz Foods Co.
5.38%, 02/10/20	223,000	242,440
2.80%, 07/02/20	250,000	253,595
3.50%, 06/06/22	320,000	327,723
3.95%, 07/15/25	260,000	264,400
5.00%, 07/15/35	100,000	104,166
5.00%, 06/04/42	50,000	51,084
5.20%, 07/15/45	60,000	62,859
4.38%, 06/01/46	425,000	400,416

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Kroger Co.
6.15%, 01/15/20	$360,000	$397,260
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	150,000	153,375
Laredo Petroleum, Inc.
6.25%, 03/15/23	100,000	102,000
Lehman Escrow Bonds
0.00%, 01/18/12Ω#	200,000	13,250
0.00%, 01/24/13Ω#	2,300,000	152,375
0.00%, 07/19/17+Ω#	150,000	—
0.00%, 12/28/17+Ω#	3,340,000	—
0.00%, 11/30/49+Ω#	2,330,000	—
Lockheed Martin Corporation
3.10%, 01/15/23	1,040,000	1,055,579
3.55%, 01/15/26	310,000	315,644
4.50%, 05/15/36	50,000	53,271
McDonald’s Corporation
3.70%, 01/30/26	240,000	245,921
3.50%, 03/01/27	500,000	502,102
Medtronic, Inc.
2.50%, 03/15/20	125,000	126,855
3.15%, 03/15/22	300,000	308,970
3.50%, 03/15/25	30,000	30,729
4.63%, 03/15/45	250,000	269,075
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	370,500
MetLife, Inc.
4.75%, 02/08/21	270,000	292,669
4.05%, 03/01/45	25,000	24,303
6.40%, 12/15/66	50,000	55,000
Microsoft Corporation
2.88%, 02/06/24	470,000	473,448
2.70%, 02/12/25	120,000	118,045
3.13%, 11/03/25	450,000	454,735
2.40%, 08/08/26	760,000	719,981
3.30%, 02/06/27	800,000	813,275
3.45%, 08/08/36	10,000	9,493
4.10%, 02/06/37	50,000	51,706
3.95%, 08/08/56	130,000	121,845
4.50%, 02/06/57	210,000	216,798
Moody’s Corporation
4.50%, 09/01/22	800,000	857,348
Morgan Stanley
6.63%, 04/01/18	700,000	732,854
5.50%, 07/24/20	550,000	600,897
2.44%, 04/21/21†	100,000	102,625
2.44%, 10/24/23†	225,000	229,953
3.88%, 04/29/24	275,000	283,449
3.70%, 10/23/24	450,000	457,216
3.63%, 01/20/27	550,000	547,100
5.55%, 12/29/49†	375,000	386,269
MPLX LP
4.88%, 12/01/24 144A	230,000	242,322
4.88%, 06/01/25	240,000	251,807
National Retail Properties, Inc. REIT
3.60%, 12/15/26	250,000	247,152
Navient Corporation
5.88%, 03/25/21	300,000	303,000
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	310,062
Netflix, Inc.
5.50%, 02/15/22	100,000	106,750
Newell Brands, Inc.
3.15%, 04/01/21	110,000	112,472
3.85%, 04/01/23	200,000	206,984
4.20%, 04/01/26	150,000	156,283
Nissan Motor Acceptance Corporation
1.91%, 01/13/22 144A†	1,900,000	1,911,846
Noble Energy, Inc.
4.15%, 12/15/21	620,000	651,197
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	300,000	381,197
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	102,135
2.70%, 02/15/23	20,000	19,781
3.40%, 04/15/26	875,000	874,322
3.00%, 02/15/27	150,000	144,485
4.63%, 06/15/45	130,000	136,219
4.40%, 04/15/46	60,000	60,997
4.10%, 02/15/47	210,000	203,183
Oracle Corporation
1.20%, 10/15/17	470,000	469,914
2.50%, 05/15/22	375,000	374,228
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	142,378
6.05%, 03/01/34	570,000	715,609
5.80%, 03/01/37	210,000	260,110
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144A	575,000	584,544
PetSmart, Inc.
7.13%, 03/15/23 144AΔ	30,000	28,575
Phillips 66 Partners LP
3.55%, 10/01/26	175,000	167,483
Pioneer Natural Resources Co.
3.45%, 01/15/21Δ	275,000	281,754
3.95%, 07/15/22	75,000	78,160
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	203,012
4.50%, 12/15/26Δ	600,000	613,023
Priceline Group, Inc.
3.60%, 06/01/26	425,000	423,037
Principal Life Global Funding II
2.38%, 09/11/19 144A	2,900,000	2,919,181
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,631,557
Progress Energy, Inc.
7.75%, 03/01/31	350,000	488,549
Puget Sound Energy, Inc.
6.97%, 06/01/67†	275,000	248,531
Quicken Loans, Inc.
5.75%, 05/01/25 144A	110,000	108,625
Range Resources Corporation
5.00%, 03/15/23 144A	410,000	405,388
4.88%, 05/15/25Δ	10,000	9,625
Raytheon Co.
3.13%, 10/15/20	200,000	206,783
Regency Energy Partners LP
5.88%, 03/01/22	100,000	110,021
4.50%, 11/01/23	310,000	318,533
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	475,000	474,930

42	See Notes to Schedules of Investments.

	Par	Value
Rensselaer Polytechnic Institute
5.60%, 09/01/20	$675,000	$736,129
Reynolds Group Issuer, Inc.
5.13%, 07/15/23 144A	360,000	370,350
Rockwell Collins, Inc.
3.50%, 03/15/27	550,000	551,306
Roper Technologies, Inc.
2.05%, 10/01/18	375,000	376,322
3.00%, 12/15/20	250,000	254,916
3.80%, 12/15/26	400,000	402,548
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,000,000	1,091,355
5.63%, 03/01/25	500,000	542,920
Sally Holdings LLC
5.63%, 12/01/25	250,000	250,938
Santander Holdings USA, Inc.
2.70%, 05/24/19	700,000	703,662
4.50%, 07/17/25	60,000	61,212
Schlumberger Holdings Corporation
3.00%, 12/21/20 144A	250,000	255,763
4.00%, 12/21/25 144A	190,000	198,227
Select Income REIT
2.85%, 02/01/18	75,000	75,491
3.60%, 02/01/20	125,000	126,218
SESI LLC
7.13%, 12/15/21Δ	20,000	20,350
SM Energy Co.
5.00%, 01/15/24Δ	20,000	19,000
Southern Co.
2.35%, 07/01/21	450,000	442,286
Southern Copper Corporation
5.25%, 11/08/42	760,000	749,142
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	534,786
Spectrum Brands, Inc.
5.75%, 07/15/25	110,000	116,875
Spirit Airlines Class A Pass-Through Trust Series 2015-1
4.10%, 10/01/29	1,449,079	1,479,872
Sprint Corporation
7.25%, 09/15/21	30,000	32,460
7.63%, 02/15/25Δ	700,000	766,500
State Street Corporation
4.96%, 03/15/18	480,000	493,698
Stryker Corporation
2.63%, 03/15/21Δ	125,000	125,840
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	101,948
Symantec Corporation
5.00%, 04/15/25 144A	140,000	143,719
Synchrony Financial
2.60%, 01/15/19	300,000	302,468
3.00%, 08/15/19	375,000	381,059
2.70%, 02/03/20	200,000	200,934
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 144AΔ	150,000	156,000
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	715,177
4.90%, 09/15/44 144A	435,000	471,522
Tenet Healthcare Corporation
8.13%, 04/01/22	50,000	52,438
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	250,000	250,000
Thermo Fisher Scientific, Inc
3.60%, 08/15/21	160,000	166,222
3.00%, 04/15/23	325,000	322,494
3.65%, 12/15/25	200,000	203,057
Time Warner Cable LLC
5.00%, 02/01/20	100,000	106,427
4.13%, 02/15/21	400,000	416,481
7.30%, 07/01/38	210,000	260,995
5.88%, 11/15/40	100,000	106,499
Time Warner, Inc.
4.70%, 01/15/21	10,000	10,730
6.10%, 07/15/40	140,000	158,227
6.25%, 03/29/41	40,000	46,086
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	521,673
TJX Cos, Inc.
2.25%, 09/15/26	40,000	36,779
T-Mobile USA, Inc.
4.00%, 04/15/22Δ	180,000	183,375
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	519,849
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	350,000	450,153
Tyson Foods, Inc.
5.15%, 08/15/44	60,000	63,123
United Airlines Class A Pass-Through Trust Series 2016-2
3.10%, 04/07/30	800,000	770,000
United Airlines Class AA Pass-Through Trust Series 2016-2
2.88%, 04/07/30	800,000	769,520
United Rentals North America, Inc.
5.50%, 07/15/25	180,000	186,075
United Technologies Corporation
4.50%, 06/01/42	120,000	127,295
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	169,517
3.75%, 07/15/25	270,000	282,266
4.63%, 07/15/35	225,000	245,765
4.75%, 07/15/45	200,000	219,706
Univision Communications, Inc.
5.13%, 02/15/25 144A	150,000	148,125
VEREIT Operating Partnership LP REIT
3.00%, 02/06/19	500,000	502,225
4.13%, 06/01/21	200,000	205,714
4.88%, 06/01/26	100,000	104,500
Verizon Communications, Inc.
2.87%, 09/14/18†	400,000	408,555
4.50%, 09/15/20	975,000	1,038,603
1.75%, 08/15/21Δ	1,000,000	958,322
2.45%, 11/01/22	700,000	675,211

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.15%, 09/15/23	$1,185,000	$1,306,010
4.15%, 03/15/24	750,000	778,364
2.63%, 08/15/26Δ	1,295,000	1,184,933
4.13%, 03/16/27	2,420,000	2,465,999
5.25%, 03/16/37	370,000	383,722
5.50%, 03/16/47	140,000	147,290
4.67%, 03/15/55	147,000	131,818
Visa, Inc.
3.15%, 12/14/25	600,000	602,740
4.30%, 12/14/45	360,000	378,738
Voya Financial, Inc.
2.90%, 02/15/18	46,000	46,428
5.70%, 07/15/43	400,000	444,833
Wachovia Capital Trust III
5.57%, 03/29/49†	560,000	561,036
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	100,000	101,398
2.60%, 06/01/21	200,000	200,434
3.45%, 06/01/26	225,000	220,424
Waste Management, Inc.
3.50%, 05/15/24	140,000	144,889
7.38%, 05/15/29	140,000	182,875
WEA Finance LLC REIT
3.75%, 09/17/24 144A	400,000	405,248
Wells Fargo & Co.
2.60%, 07/22/20	800,000	808,291
4.60%, 04/01/21	70,000	75,296
3.45%, 02/13/23	200,000	201,985
2.27%, 10/31/23†	600,000	611,484
4.48%, 01/16/24	2,196,000	2,341,933
4.10%, 06/03/26	440,000	449,748
3.00%, 10/23/26	2,170,000	2,080,229
4.30%, 07/22/27	860,000	894,779
5.38%, 11/02/43	190,000	212,055
4.65%, 11/04/44	70,000	70,419
4.90%, 11/17/45	370,000	386,675
4.40%, 06/14/46	70,000	67,958
4.75%, 12/07/46	260,000	266,259
5.88%, 12/29/49†Δ	600,000	647,515
Wells Fargo Capital X
5.95%, 12/01/86Δ	140,000	150,675
Welltower, Inc. REIT
4.25%, 04/01/26	900,000	928,243
West Corporation
4.75%, 07/15/21 144A	60,000	61,200
5.38%, 07/15/22 144A	250,000	246,562
Western Gas Partners LP
3.95%, 06/01/25	225,000	223,118
Westlake Chemical Corporation
4.63%, 02/15/21 144A	60,000	62,323
4.88%, 05/15/23 144A	90,000	93,715
3.60%, 08/15/26 144A	125,000	122,655
WestRock RKT Co.
3.50%, 03/01/20	150,000	154,056
4.00%, 03/01/23	30,000	31,004
Whiting Petroleum Corporation
5.00%, 03/15/19	60,000	60,150
5.75%, 03/15/21Δ	10,000	9,950
6.25%, 04/01/23Δ	230,000	230,000
Williams Cos., Inc.
7.50%, 01/15/31	10,000	11,700
7.75%, 06/15/31	25,000	29,500
8.75%, 03/15/32	451,000	571,642
Williams Partners LP
4.00%, 11/15/21	600,000	621,487
3.60%, 03/15/22	155,000	157,400
4.88%, 05/15/23	60,000	61,960
3.90%, 01/15/25Δ	350,000	350,115
5.10%, 09/15/45	105,000	104,508
Wm. Wrigley Jr. Co.
2.40%, 10/21/18 144A	60,000	60,508
2.90%, 10/21/19 144A	230,000	234,239
WPX Energy, Inc.
6.00%, 01/15/22Δ	10,000	10,225
8.25%, 08/01/23	30,000	33,525
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	440,000	459,800

Total Corporate Bonds (Cost $211,753,825)		216,215,511

FOREIGN BONDS — 10.5%
Argentina — 0.3%
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	13,390,000	935,451
Argentine Republic Government International Bond
5.63%, 01/26/22 144A	1,050,000	1,076,512
7.13%, 07/06/36 144A	720,000	698,760
Provincia de Buenos Aires
6.50%, 02/15/23 144A	230,000	231,081
7.88%, 06/15/27 144A	180,000	182,736

		3,124,540

Australia — 0.3%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22	32,000	32,516
5.00%, 09/30/43	220,000	246,931
6.75%, 10/19/75 144A†	660,000	748,110
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	1,300,000	1,296,660
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	53,568
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144A	180,000	207,225
Macquarie Bank, Ltd.
6.63%, 04/07/21 144A	275,000	310,239
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/21	10,000	10,496
Westpac Banking Corporation
4.32%, 11/23/31†Δ	350,000	354,371

		3,260,116

Austria — 0.0%
Sappi Papier Holding GmbH
7.75%, 07/15/17 144A	225,000	225,495

Belgium — 0.0%
KBC Bank NV
8.00%, 01/25/23†	400,000	419,772

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	231,416

44	See Notes to Schedules of Investments.

	Par	Value
Digicel, Ltd.
6.75%, 03/01/23 144A	$300,000	$269,250
NCL Corporation, Ltd.
4.63%, 11/15/20 144A	180,000	184,725
4.75%, 12/15/21 144AΔ	50,000	50,875

		736,266

Brazil — 0.5%
Brazil Notas do Tesouro Nacional Serie F
0.00%, 01/01/21(B)Ω	5,800,000	1,912,594
0.00%, 01/01/23(B)Ω	7,128,000	2,343,458
Brazilian Government International Bond
5.63%, 01/07/41	750,000	733,125
5.63%, 02/21/47Δ	600,000	583,500

		5,572,677

Canada — 0.4%
Bank of Nova Scotia
1.88%, 04/26/21	1,600,000	1,569,472
Barrick Gold Corporation
4.10%, 05/01/23	73,000	78,378
5.25%, 04/01/42	560,000	611,061
Enbridge, Inc.
3.50%, 06/10/24	150,000	147,488
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144A	530,000	532,198
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	110,000	116,643
Teck Resources, Ltd.
8.00%, 06/01/21 144A	150,000	164,625
Transcanada Trust
5.30%, 03/15/77†	370,000	366,300
Valeant Pharmaceuticals International, Inc.
6.50%, 03/15/22 144AΔ	80,000	82,500
7.00%, 03/15/24 144A	200,000	205,750

		3,874,415

Cayman Islands — 0.1%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	210,000	219,187
5.50%, 02/15/24 144AΔ	200,000	208,500
Shelf Drilling Holdings, Ltd.
9.50%, 11/02/20 144A	18,119	17,032
Vale Overseas, Ltd.
6.88%, 11/21/36	591,000	638,339

		1,083,058

Chile — 0.1%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	240,000	251,940
Corporation Nacional del Cobre de Chile
4.50%, 09/16/25 144A	400,000	422,155
Latam Airlines Class A Pass-Through Trust Series 2015-1
4.20%, 08/15/29	845,860	842,688

		1,516,783

China — 0.0%
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	133,330

Colombia — 0.1%
Colombia Government International Bond
5.63%, 02/26/44	480,000	524,400
Ecopetrol SA
5.88%, 05/28/45	720,000	658,800

		1,183,200

Denmark — 0.5%
Realkredit Danmark A/S
1.00%, 04/01/17(D)	36,400,000	5,219,842
1.00%, 04/01/18(D)	1,400,000	203,761
2.00%, 04/01/18(D)	1,400,000	205,774

		5,629,377

Dominican Republic — 0.0%
Dominican Republic International Bond
10.38%, 03/04/22(V)	800,000	17,098
14.50%, 02/10/23(V)	1,300,000	31,922
6.88%, 01/29/26 144A	180,000	198,000
11.38%, 07/06/29(V)	700,000	15,203

		262,223

France — 0.4%
BNP Paribas SA
2.38%, 09/14/17	270,000	270,818
Credit Agricole SA
8.38%, 10/29/49 144A†	510,000	569,288
Danone SA
2.59%, 11/02/23 144A	650,000	629,931
2.95%, 11/02/26 144A	620,000	593,916
SFR Group SA
6.25%, 05/15/24 144A	530,000	535,300
Unibail-Rodamco SE REIT
1.79%, 04/16/19†	1,600,000	1,594,606

		4,193,859

Germany — 0.4%
Deutsche Bank AG
2.50%, 02/13/19Δ	100,000	100,212
2.85%, 05/10/19	1,600,000	1,611,712
4.25%, 10/14/21 144A	600,000	615,554
KFW
1.13%, 08/06/18	1,800,000	1,795,280

		4,122,758

Greece — 0.0%
Hellenic Railways Organization SA
5.01%, 12/27/17(E)	100,000	102,546

Guernsey — 0.2%
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21	800,000	812,302
4.55%, 04/17/26	890,000	921,563
4.88%, 05/15/45	350,000	357,506

		2,091,371

India — 0.1%
Bharti Airtel, Ltd.
4.38%, 06/10/25 144A	530,000	530,522

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	$570,000	$610,518
3.70%, 01/08/22 144A	200,000	204,323
5.38%, 10/17/23	200,000	221,601
4.75%, 01/08/26 144A	250,000	266,679
4.35%, 01/08/27 144A	210,000	217,551
7.75%, 01/17/38	100,000	138,469

		1,659,141

Ireland — 0.4%
AerCap Ireland Capital DAC
3.50%, 05/26/22Δ	575,000	580,051
GE Capital International Funding Co.
2.34%, 11/15/20 144A	1,723,000	1,731,348
3.37%, 11/15/25 144AΔ	597,000	613,361
4.42%, 11/15/35	229,000	242,278
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	500,000	496,694
2.40%, 09/23/21	1,000,000	978,941

		4,642,673

Israel — 0.2%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,422,635
5.50%, 12/04/23	200,000	237,883
5.50%, 04/26/24	500,000	595,654

		2,256,172

Italy — 0.1%
Intesa Sanpaolo SpA
3.88%, 01/16/18	600,000	608,211
5.02%, 06/26/24 144A	750,000	706,595

		1,314,806

Japan — 0.5%
Dai-ichi Life Insurance Co., Ltd.
4.00%, 12/29/49 144A†	375,000	366,094
Development Bank of Japan, Inc.
1.63%, 09/01/21 144A	1,300,000	1,253,980
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,106,636
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	252,392
3.00%, 02/22/22	180,000	181,298
3.85%, 03/01/26Δ	200,000	205,579
Mizuho Financial Group, Inc.
2.63%, 04/12/21 144AΔ	500,000	496,473
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	260,000	253,248
4.44%, 04/02/24 144A	350,000	367,962

		5,483,662

Jersey — 0.2%
UBM PLC
5.75%, 11/03/20 144A	230,000	241,909
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/21 144AΔ	1,500,000	1,504,017
2.56%, 02/01/22 144A†	200,000	205,449
2.65%, 02/01/22 144A	300,000	294,440

		2,245,815

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,230,257

Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	1,490,000	1,507,843

Luxembourg — 0.1%
Altice Financing SA
6.63%, 02/15/23 144A	200,000	208,700
ArcelorMittal
7.00%, 02/25/22Δ	50,000	57,119
7.75%, 10/15/39	70,000	79,800
Medtronic Global Holdings SCA
3.35%, 04/01/27	750,000	756,269

		1,101,888

Mexico — 0.9%
America Movil SAB de CV
5.63%, 11/15/17	370,000	378,922
6.00%, 06/09/19(M)	3,030,000	157,049
5.00%, 03/30/20	240,000	257,608
Mexican Bonos
10.00%, 12/05/24(M)	25,130,000	1,580,322
8.50%, 11/18/38(M)	24,978,500	1,486,436
7.75%, 11/13/42(M)	34,565,200	1,911,769
8.00%, 11/07/47(M)	22,200	1,259
Mexico Cetes
0.00%, 06/08/17(M)Ω	515,217,800	2,717,475
Petroleos Mexicanos
5.50%, 02/04/19	50,000	52,625
6.38%, 02/04/21	11,000	11,960
5.13%, 03/15/23(E)	110,000	129,875
6.88%, 08/04/26	200,000	222,500
6.63%, 06/15/35	19,000	19,667
5.50%, 06/27/44	170,000	150,883
6.38%, 01/23/45Δ	500,000	490,110

		9,568,460

Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	450,000	444,994

Netherlands — 0.9%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	206,381
Alcoa Nederland Holding BV
7.00%, 09/30/26 144AΔ	200,000	219,000
Cooperatieve Rabobank UA
4.63%, 12/01/23	400,000	422,271
4.38%, 08/04/25	670,000	688,417
11.00%, 12/29/49 144A†	487,000	570,399
Equate Petrochemical BV
4.25%, 11/03/26 144A	260,000	260,655

46	See Notes to Schedules of Investments.

	Par	Value
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	$200,000	$204,750
ING Bank NV
5.80%, 09/25/23 144A	340,000	378,796
4.13%, 11/21/23†	600,000	613,125
ING Groep NV
3.15%, 03/29/22	200,000	200,696
Majapahit Holding BV
7.75%, 01/20/20	240,000	271,368
Mylan NV
3.95%, 06/15/26	650,000	637,449
NXP BV
4.63%, 06/01/23 144A	800,000	849,000
Petrobras Global Finance BV
5.38%, 01/27/21	1,230,000	1,265,670
8.38%, 05/23/21	90,000	101,880
6.13%, 01/17/22	150,000	157,800
6.25%, 03/17/24Δ	380,000	390,640
7.38%, 01/17/27	120,000	127,164
6.85%, 06/05/15	350,000	313,688
Royal Bank of Scotland NV
4.65%, 06/04/18	130,000	133,087
Shell International Finance BV
4.38%, 03/25/20	320,000	341,119
2.88%, 05/10/26Δ	410,000	399,150
4.55%, 08/12/43	120,000	124,872
4.38%, 05/11/45	230,000	233,810
4.00%, 05/10/46	70,000	67,175
Stichting AK Rabobank Certificaten
6.50%, 12/31/99(E)	700,000	842,460

		10,020,822

Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50	330,000	393,938

Poland — 0.1%
Poland Government International Bond
4.00%, 01/22/24	980,000	1,030,532

Russia — 0.3%
Russian Federal Bond - OFZ
7.00%, 08/16/23(Q)	12,100,000	206,182
7.75%, 09/16/26(Q)	9,710,000	171,761
8.15%, 02/03/27(Q)	43,040,000	787,158
7.05%, 01/19/28(Q)	106,530,000	1,785,027

		2,950,128

South Korea — 0.2%
Export-Import Bank of Korea
5.00%, 04/11/22	1,500,000	1,651,660

Spain — 0.1%
Telefonica Emisiones SA Unipersonal
6.22%, 07/03/17	20,000	20,221
5.88%, 07/15/19	70,000	75,654
5.46%, 02/16/21	900,000	988,820
4.10%, 03/08/27	275,000	277,502

		1,362,197

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	397,488

Sweden — 0.2%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	683,460
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	897,564

		1,581,024

Switzerland — 0.5%
Credit Suisse AG
1.38%, 05/26/17	1,500,000	1,500,269
6.50%, 08/08/23 144A	225,000	247,573
Credit Suisse Group AG
4.28%, 01/09/28 144A	1,800,000	1,796,006
UBS Group Funding Switzerland AG
3.49%, 05/23/23 144A	880,000	886,714
4.25%, 03/23/28 144A	550,000	559,008

		4,989,570

Turkey — 0.1%
Turkish Airlines Class A Pass-Through Trust Series 2015-1
4.20%, 09/15/28 144A	1,393,693	1,310,907

United Kingdom — 1.7%
Barclays Bank PLC
1.91%, 09/08/17†	2,900,000	2,906,641
1.80%, 11/06/17†	300,000	300,625
6.05%, 12/04/17 144A	230,000	236,087
Barclays PLC
3.14%, 08/10/21†	1,600,000	1,670,264
4.95%, 01/10/47	200,000	200,558
6.50%, 12/29/49(E)†	800,000	869,462
BP Capital Markets PLC
3.56%, 11/01/21	30,000	31,255
3.22%, 11/28/23	370,000	372,221
3.51%, 03/17/25	390,000	392,818
3.12%, 05/04/26	570,000	558,460
Centrica PLC
4.25%, 09/12/44(U)	200,000	308,129
Ensco PLC
8.00%, 01/31/24 144AΔ	89,000	90,558
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	220,000	222,072
5.25%, 12/19/33(U)	100,000	174,286
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	135,688
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	214,862
HSBC Holdings PLC
3.40%, 03/08/21	610,000	624,203
2.65%, 01/05/22†	400,000	411,548
3.26%, 03/13/23†	525,000	528,282
4.25%, 03/14/24	240,000	243,884
4.25%, 08/18/25	220,000	221,913
4.04%, 03/13/28†	700,000	708,439
6.50%, 09/15/37	1,000,000	1,235,347
6.00%, 12/29/49(E)†Δ	800,000	920,754
6.38%, 12/29/49†	300,000	302,625

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Lloyds Bank PLC
12.00%, 12/29/49 144A†Δ	$1,200,000	$1,615,800
Lloyds Banking Group PLC
4.50%, 11/04/24	240,000	246,682
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	180,000	190,835
6.00%, 12/19/23	110,000	116,431
5.13%, 05/28/24	280,000	283,558
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	180,019
Standard Chartered PLC
5.70%, 03/26/44 144A	680,000	703,610
Virgin Media Finance PLC
6.38%, 04/15/23 144A	200,000	209,500
6.00%, 10/15/24 144A	600,000	624,000

		18,051,416

Virgin Islands (British) — 0.1%
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	750,000	793,267

Total Foreign Bonds (Cost $113,294,202)		114,050,968

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.1%
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $750,369)	662,000	710,478

LOAN AGREEMENTS — 0.8%
Avolon TLB Borrower 1 US LLC Term B-2 Loan
0.00%, 03/20/22S	410,000	415,297
Berry Plastics Corporation Term J Loan
3.52%, 01/13/24	385,000	387,298
BWAY Corporation Term B Loan
0.00%, 03/23/24S	430,000	428,658
BWAY Holding Co. Term B Loan
4.75%-6.75%, 08/14/23	400,000	398,936
Charter Communications Operating LLC Term I Loan
3.03%, 01/24/23	997,487	1,001,787
Delos Finance S.à r.l Term Loan
3.40%, 10/06/23	270,000	272,768
First Data Corporation Term C Loan
3.98%, 03/24/21	988,082	995,315
Flying Fortress, Inc. Term B Loan
0.00%, 10/30/22S	410,000	413,247
Four Seasons Hotels, Ltd. Term B Loan
4.00%, 11/30/23	410,000	414,100
Michaels Stores, Inc. Term B-1 Loan
3.75%, 01/28/23	994,515	991,203
Petsmart, Inc. Term B Loan
4.02%, 03/10/22	994,937	948,921
Prime Security Services Borrower LLC Term Loan
0.00%, 05/02/22S	410,000	413,928
Realogy Group LLC Term B Loan
3.23%, 07/20/22	134,962	136,228
Sprint Communications, Inc. Term B Loan
3.50%, 02/02/24	400,000	399,716
Trans Union LLC Term B-2 Loan
3.48%, 04/09/23	327,158	329,000
Univision Communications, Inc. Term C-5 Loan
0.00%, 03/15/24S	994,656	988,022

Total Loan Agreements (Cost $9,014,677)		8,934,424

MORTGAGE-BACKED SECURITIES — 33.2%
ALBA PLC Series 2007-1
0.51%, 03/17/39(U)†	890,714	1,059,672
ALBA PLC Series 2015-1
1.51%, 04/24/49(U)†	839,476	1,059,127
Alternative Loan Trust Series 2005-72
1.25%, 01/25/36†	336,291	292,111
Alternative Loan Trust Series 2006-OA11
1.17%, 09/25/46†	568,142	438,690
American Home Mortgage Assets Trust Series 2006-5
1.56%, 11/25/46†	888,149	453,692
American Home Mortgage Investment Trust Series 2005-2
2.86%, 09/25/45†	883,477	873,942
Banc of America Commercial Mortgage Trust Series 2007-2
5.71%, 04/10/49†	12,213	12,199
Banc of America Funding Trust Series 2005-D
3.10%, 05/25/35†	995,586	1,016,313
Banc of America Mortgage Trust Series 2004-F
3.17%, 07/25/34†	76,485	77,713
Banc of America Re-REMIC Trust Series 2010-UB5
5.90%, 02/17/51 144A†	15,683	15,709
Bayview Commercial Asset Trust Series 2004-3
1.35%, 01/25/35 144A†	471,293	452,557

48	See Notes to Schedules of Investments.

	Par	Value
BBCCRE Trust Series 2015-GTP
3.97%, 08/10/33 144A	$1,600,000	$1,638,002
4.56%, 08/10/33 144A†	1,700,000	1,499,603
BBCMS Trust Series 2015-RRI
2.06%, 05/15/32 144A†	1,625,786	1,627,808
BBCMS Trust Series 2015-STP
3.32%, 09/10/28 144A	1,594,827	1,635,829
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11
2.94%, 02/25/33†	9,836	9,789
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-2
2.95%, 05/25/34†	35,630	32,909
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
3.26%, 03/25/35†	337,609	339,714
Bear Stearns ALT-A Trust Series 2005-4
3.40%, 05/25/35†	260,591	255,752
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
5.60%, 06/11/50	736,392	748,679
Bear Stearns Structured Products, Inc. Trust Series 2007-R6
3.50%, 01/26/36†	738,922	632,452
Berica 8 Residential MBS S.r.l. Series 8
0.46%, 03/31/48 IO(E)Ω†	94,700	100,340
Berica ABS S.r.l. Series 2011-1
0.23%, 12/31/55 IO(E)Ω†	482,145	513,343
Bluestone Securities PLC Series 2007-1
0.55%, 06/09/44(U)†	509,137	618,771
CD Commercial Mortgage Trust Series 2016-CD2
3.53%, 11/10/49†	380,000	388,636
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4A
1.01%, 10/25/35 144A†	221,397	204,942
Chicago Skyscraper Trust Series 2017-SKY
2.01%, 04/15/30 144A†	420,000	420,768
2.16%, 04/15/30 144A†	440,000	440,602
CHL Mortgage Pass-Through Trust Series 2003-58
3.34%, 02/19/34†	401,016	400,858
CHL Mortgage Pass-Through Trust Series 2004-HYB5
3.08%, 04/20/35†	948,056	942,586
Citigroup Commercial Mortgage Trust Series 2008-C7
6.04%, 12/10/49†	553,870	559,706
Citigroup Commercial Mortgage Trust Series 2014-GC21
4.55%, 05/10/47 IOΩ†	1,208,239	81,012
Citigroup Commercial Mortgage Trust Series 2015-GC27
3.14%, 02/10/48	650,000	647,757
Citigroup Commercial Mortgage Trust Series 2015-GC29
3.11%, 04/10/48 144A	420,000	300,187
Citigroup Commercial Mortgage Trust Series 2017-P7
3.25%, 04/14/27	530,000	421,268
COMM Mortgage Trust Series 2007-C9
5.81%, 12/10/49†	93,326	93,914
COMM Mortgage Trust Series 2013-CR6
3.40%, 03/10/46 144A	390,000	388,724
COMM Mortgage Trust Series 2013-CR12
4.30%, 10/10/46	50,000	53,156
4.76%, 10/10/46†	40,000	42,754
5.08%, 10/10/46†	20,000	20,201
COMM Mortgage Trust Series 2013-CR13
5.05%, 12/10/23 IOΩ†	1,088,091	41,828
COMM Mortgage Trust Series 2014-277P
3.61%, 08/10/49 144A†	160,000	165,813
COMM Mortgage Trust Series 2014-CR19
4.72%, 08/10/47†	218,000	221,419
COMM Mortgage Trust Series 2015-DC1
4.04%, 02/10/48†	100,000	100,194
4.35%, 02/10/48†	80,000	76,906
COMM Mortgage Trust Series 2015-LC19
3.83%, 02/10/48†	100,000	101,073
4.26%, 02/10/48†	190,000	192,623
Commercial Mortgage Pass-Through Certificates Series 2012-CR3
2.82%, 10/15/45	30,000	30,191
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-19
(2.10)%, 07/25/33 IOΩ	1,880	23
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR18
(3.00)%, 07/25/33 IOΩ†	38,707	—
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR20
(3.00)%, 08/25/33 IOΩ†	45,960	—
CSAIL Commercial Mortgage Trust Series 2015-C1
4.04%, 04/15/50†	60,000	61,271

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CSMC Trust Series 2014-TIKI
1.86%, 09/15/38 144A†	$300,000	$300,793
DBUBS Mortgage Trust Series 2011-LC3A
5.35%, 08/10/44 144A†	400,000	429,483
EQTY Mortgage Trust Series 2014-INNS
3.20%, 05/08/31 144A†	400,000	398,875
Fannie Mae Connecticut Avenue Securities Series 2016-C04
5.23%, 01/25/29†	200,000	212,316
Federal Home Loan Mortgage Corporation
8.50%, 06/01/18	56	56
4.50%, 09/01/18	1,023	1,048
8.00%, 08/01/24	1,126	1,233
4.00%, 10/01/25	240,124	252,909
5.50%, 02/01/27	39,850	44,148
7.50%, 11/01/29	4,117	4,786
7.50%, 12/01/29	4,762	5,550
7.50%, 02/01/31	4,609	4,845
2.73%, 07/01/31†	3,282	3,388
7.50%, 11/01/31	8,503	8,529
3.10%, 04/01/32†	2,069	2,164
3.50%, 08/01/33	1,039,476	1,080,760
5.00%, 08/01/33	5,764	6,332
5.00%, 09/01/33	1,137	1,247
5.00%, 10/01/33	3,690	4,047
3.10%, 03/01/34†	1,969	2,080
5.00%, 12/01/34	101,728	111,370
5.50%, 05/01/35	260,074	291,911
5.00%, 07/01/35	5,338	5,865
5.00%, 11/01/35	136,504	148,671
5.50%, 11/01/35	33,510	37,214
5.00%, 12/01/35	14,597	16,152
5.50%, 01/01/36	25,425	28,520
6.00%, 02/01/36	204,752	231,141
5.00%, 02/01/37	14,056	15,331
5.50%, 07/01/37	43,154	48,405
5.50%, 04/01/38	10,289	11,406
7.00%, 02/01/39	139,168	155,603
7.00%, 03/01/39	24,170	25,869
5.50%, 04/01/39	257,906	288,390
4.50%, 06/01/39	118,610	127,531
6.50%, 09/01/39	47,985	54,285
5.50%, 08/01/40	221,661	245,767
4.00%, 02/01/41	78,451	82,623
3.50%, 04/01/41 TBA	5,100,000	5,215,547
4.00%, 04/01/41 TBA	4,100,000	4,300,515
3.50%, 05/01/41 TBA	2,000,000	2,041,172
5.00%, 06/01/41	3,393	3,701
3.50%, 10/01/42	147,267	151,019
4.00%, 10/01/42	67,383	71,270
3.50%, 11/01/42	304,416	312,196
3.50%, 12/01/42	78,575	80,587
3.50%, 01/01/43	464,333	476,171
3.50%, 02/01/43	346,686	355,559
3.50%, 03/01/43	814,766	835,572
3.50%, 04/01/43	711,578	731,408
4.00%, 04/01/43	157,243	166,354
3.50%, 05/01/43	544,970	560,286
4.00%, 05/01/43	72,652	77,239
4.00%, 06/01/43	78,139	83,074
4.00%, 07/01/43	284,711	302,195
4.00%, 08/01/43	161,641	170,960
4.50%, 12/01/43	1,061,057	1,158,232
3.50%, 02/01/44	80,742	82,804
4.50%, 02/01/44	806,764	880,867
4.50%, 03/01/44	258,054	281,721
3.00%, 04/01/44 TBA	2,000,000	1,981,562
3.50%, 03/01/45	870,660	892,900
3.50%, 06/01/45	501,007	515,092
3.50%, 10/01/45	395,266	406,379
3.50%, 03/01/46	1,818,787	1,868,516
3.50%, 05/01/46	378,000	387,930
4.00%, 03/01/47	2,500,000	2,624,314
Federal Home Loan Mortgage Corporation Reference REMIC Series R007
6.00%, 05/15/36	246,615	277,281
Federal Home Loan Mortgage Corporation REMIC Series 3325
1.41%, 06/15/37†	183,497	184,177
Federal Home Loan Mortgage Corporation REMIC Series 3621
4.60%, 01/15/40 IOΩ†	333,962	57,022
Federal Home Loan Mortgage Corporation REMIC Series 3947
3.05%, 10/15/41 IOΩ†	218,906	37,768
Federal Home Loan Mortgage Corporation REMIC Series 4092
5.19%, 09/15/31 IOΩ	487,722	48,722
Federal Home Loan Mortgage Corporation REMIC Series 4099
3.93%, 08/15/42 IOΩ†	299,391	57,699
Federal Home Loan Mortgage Corporation REMIC Series 4194
9.30%, 04/15/43 IOΩ	1,133,791	169,339
Federal Home Loan Mortgage Corporation REMIC Series 4210
3.00%, 05/15/43	329,537	302,872
Federal Home Loan Mortgage Corporation REMIC Series 4239
2.13%, 06/15/27 IOΩ	479,097	51,291
Federal Home Loan Mortgage Corporation REMIC Series 4298
8.61%, 04/15/43 IOΩ	398,838	54,213
Federal Home Loan Mortgage Corporation REMIC Series 4310
3.03%, 02/15/44 IOΩ†	154,345	29,451
Federal Home Loan Mortgage Corporation REMIC Series 4335
6.21%, 05/15/44 IOΩ†	156,725	27,731
Federal Home Loan Mortgage Corporation REMIC Series 4415
10.79%, 04/15/41 IOΩ†	305,359	17,213

50	See Notes to Schedules of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC Series 4638
1.22%, 07/15/40†	$761,536	$760,564
Federal Housing Administration
7.43%, 10/01/18+	6,738	6,770
Federal National Mortgage Association
5.00%, 12/01/17	1,238	1,291
9.50%, 05/01/22	225	241
1.85%, 07/01/22†	2,913	2,972
5.50%, 09/01/23	45,159	47,907
5.50%, 10/01/23	10,062	10,731
9.50%, 07/01/24	479	513
2.81%, 04/01/25	50,000	50,004
5.50%, 05/01/25	111,149	114,210
3.08%, 01/01/27	500,000	502,853
2.50%, 04/01/27 TBA	300,000	300,141
3.00%, 04/01/27 TBA	400,000	410,131
1.85%, 07/01/27†	11,072	11,529
2.67%, 08/01/27†	20,805	21,837
1.85%, 11/01/27 CONV†	12,363	12,995
3.14%, 02/01/30†	79,882	81,697
3.00%, 06/01/30 CONV†	13,475	13,752
8.00%, 10/01/30	13,546	16,153
3.06%, 12/01/30 CONV†	4,742	4,834
1.85%, 01/01/31†	5,735	5,834
4.50%, 04/01/31	69,277	74,444
2.82%, 05/01/31†	12,131	12,208
4.50%, 05/01/31	244,198	262,394
4.50%, 06/01/31	75,300	80,937
4.50%, 11/01/31	110,965	119,323
6.00%, 11/01/31	2,184	2,496
4.50%, 12/01/31	168,064	180,696
6.00%, 01/01/32	58,904	66,542
6.00%, 03/01/32	7,104	8,050
6.00%, 04/01/32	133,064	150,455
1.85%, 06/01/32†	7,384	7,546
1.85%, 08/01/32†	7,525	7,769
6.00%, 08/01/32	1,302	1,485
3.00%, 02/01/33†	989	1,007
5.50%, 04/01/33	25,817	29,576
1.85%, 05/01/33†	26,342	27,937
6.00%, 05/01/33	456	515
5.00%, 07/01/33	32,206	35,315
5.00%, 08/01/33	2,690	2,978
5.00%, 09/01/33	38,803	42,559
5.50%, 09/01/33	1,459	1,637
5.50%, 12/01/33	6,262	7,024
6.00%, 12/01/33	218	246
5.50%, 02/01/34	1,704	1,910
5.50%, 04/01/34	343	387
3.50%, 05/01/34	226,077	235,681
5.50%, 08/01/34	2,791	3,151
5.50%, 10/01/34	131	148
6.00%, 10/01/34	28,677	32,378
3.08%, 12/01/34†	58,632	62,154
5.50%, 12/01/34	12,180	13,620
6.00%, 05/01/35	637,812	721,032
5.50%, 07/01/35	154	173
6.00%, 07/01/35	138,611	157,195
5.50%, 08/01/35	290	328
5.50%, 09/01/35	65,993	73,249
5.00%, 10/01/35	107,895	118,300
6.00%, 10/01/35	28,904	32,740
1.85%, 11/01/35†	4,964	5,175
2.62%, 11/01/35†	57,348	59,717
6.00%, 11/01/35	414,526	470,348
5.50%, 12/01/35	1,270	1,438
6.00%, 12/01/35	5,002	5,656
6.00%, 02/01/36	2,565	2,915
6.00%, 03/01/36	1,419	1,602
5.50%, 04/01/36	12,821	13,595
6.00%, 04/01/36	4,308	4,896
3.88%, 05/01/36†	56,216	59,109
5.50%, 11/01/36	90,429	100,847
6.00%, 01/01/37	370,698	418,540
5.50%, 02/01/37	131	147
6.00%, 02/01/37	357,305	403,747
5.50%, 03/01/37	5,585	6,241
6.00%, 03/01/37	21,305	24,120
5.50%, 04/01/37	284	315
5.50%, 06/01/37	120	134
6.00%, 07/01/37	700,944	794,050
5.50%, 08/01/37	258,935	289,295
6.00%, 08/01/37	51,178	57,783
6.00%, 09/01/37	113,185	127,808
6.50%, 10/01/37	54,474	60,567
7.00%, 10/01/37	3,624	3,998
7.00%, 11/01/37	5,220	5,716
1.85%, 12/01/37†	39,174	40,619
6.00%, 12/01/37	279,250	315,403
7.00%, 12/01/37	3,470	3,843
1.85%, 01/01/38†	18,963	20,053
6.00%, 01/01/38	201,948	229,909
5.50%, 02/01/38	3,164	3,542
7.00%, 02/01/38	3,585	3,958
4.50%, 03/01/38	6,439	6,908
5.50%, 03/01/38	412	461
6.00%, 03/01/38	801	905
4.50%, 04/01/38	102,663	110,368
5.00%, 04/01/38 TBA	1,112,306	1,215,255
5.50%, 05/01/38	117	130
6.00%, 05/01/38	24,387	27,659
5.00%, 06/01/38	117,965	128,766
5.50%, 06/01/38	498	556
5.50%, 07/01/38	61,371	68,220
5.50%, 08/01/38	68,638	76,906
7.00%, 08/01/38	1,535	1,719
5.50%, 09/01/38	240	267
6.00%, 11/01/38	30,901	34,890
7.00%, 11/01/38	20,732	23,458
5.50%, 12/01/38	122	137
6.00%, 12/01/38	35,421	40,022
7.00%, 02/01/39	11,450	13,178
7.00%, 03/01/39	100,384	116,644
6.00%, 09/01/39	21,383	24,143
6.00%, 12/01/39	391,483	442,253
4.50%, 05/01/40 TBA	15,300,000	16,380,394
2.01%, 06/01/40†	39,467	40,875
2.01%, 10/01/40†	121,832	124,821
1.85%, 11/01/40†	15,143	15,821
3.50%, 04/01/41 TBA	13,200,000	13,502,156
4.00%, 04/01/41 TBA	11,300,000	11,852,640
4.50%, 04/01/41	121,563	130,818
6.00%, 05/01/41	753,257	850,556
4.50%, 08/01/41	93,086	100,218

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 11/01/41	$375,507	$404,275
3.50%, 05/01/42 TBA	43,500,000	44,405,684
4.00%, 06/01/42	70,255	73,901
3.50%, 09/01/42	69,793	71,621
2.50%, 10/01/42	484,534	464,016
4.00%, 10/01/42	277,550	293,633
2.50%, 11/01/42	27,140	25,990
4.00%, 11/01/42	2,275,590	2,408,547
2.50%, 12/01/42	20,732	19,854
3.00%, 12/01/42	21,844	21,776
4.00%, 12/01/42	164,776	173,261
2.50%, 01/01/43	19,099	18,290
3.00%, 01/01/43	394,800	392,772
3.50%, 01/01/43	2,109,561	2,162,272
2.50%, 02/01/43	20,776	19,891
2.50%, 03/01/43	1,711,997	1,639,247
3.00%, 03/01/43	242,261	241,510
2.50%, 04/01/43	1,445,633	1,384,492
3.00%, 04/01/43 TBA	15,131,742	15,001,385
3.50%, 04/01/43	109,077	112,073
4.00%, 04/01/43	68,520	72,547
2.50%, 05/01/43	33,152	31,748
3.00%, 05/01/43 TBA	7,234,153	7,159,051
2.50%, 06/01/43	33,749	32,322
3.00%, 06/01/43	70,125	69,902
4.00%, 06/01/43	664,307	702,590
3.00%, 07/01/43	626,754	624,765
3.50%, 07/01/43	1,149,022	1,180,288
4.00%, 07/01/43	687,439	726,452
2.50%, 08/01/43	879,737	841,481
3.50%, 08/01/43	299,166	307,330
4.00%, 08/01/43	234,938	248,468
4.50%, 09/01/43	768,414	827,621
2.50%, 10/01/43	45,296	43,321
4.50%, 10/01/43	235,908	256,943
4.50%, 11/01/43	159,239	173,456
4.50%, 12/01/43	235,272	256,263
4.50%, 01/01/44	150,034	163,386
4.50%, 02/01/44	1,035,539	1,110,910
4.50%, 07/01/44	143,095	154,979
4.50%, 10/01/44	614,465	664,951
4.00%, 01/01/45	229,356	242,468
4.50%, 02/01/45	1,342,316	1,459,737
4.50%, 04/01/45	835,711	909,363
4.50%, 05/01/45	99,985	108,475
3.50%, 06/01/45	810,081	829,109
3.00%, 11/01/45	1,735,352	1,721,365
3.50%, 12/01/45	2,355,204	2,411,393
3.50%, 01/01/46	548,743	563,611
3.50%, 05/01/46	566,977	582,104
3.00%, 11/01/46	3,396,488	3,373,738
Federal National Mortgage Association ACES Series 2015-M13
2.71%, 06/25/25†	90,000	89,272
Federal National Mortgage Association ACES Series 2016-M11
2.94%, 07/25/39	324,238	317,671
Federal National Mortgage Association Interest STRIP Series 409
6.11%, 04/25/27 IOΩ	391,149	34,770
4.21%, 11/25/39 IOΩ	64,374	13,242
5.09%, 11/25/41 IOΩ	279,238	62,715
5.18%, 11/25/41 IOΩ	223,915	39,593
6.84%, 04/25/42 IOΩ	522,144	97,473
Federal National Mortgage Association REMIC Series 1991-97
23.81%, 08/25/21 IOΩ	30	410
Federal National Mortgage Association REMIC Series 1991-137
10.12%, 10/25/21 IOΩ	45	608
Federal National Mortgage Association REMIC Series 2000-32
1.43%, 10/18/30†	11,248	11,287
Federal National Mortgage Association REMIC Series 2005-29
5.50%, 04/25/35	442,697	488,663
Federal National Mortgage Association REMIC Series 2007-24
14.76%, 03/25/37 IOΩ†	768,822	110,714
Federal National Mortgage Association REMIC Series 2011-52
5.00%, 06/25/41	457,510	502,657
Federal National Mortgage Association REMIC Series 2011-59
5.50%, 07/25/41	1,096,786	1,230,267
Federal National Mortgage Association REMIC Series 2011-87
1.53%, 09/25/41†	2,122,555	2,139,382
Federal National Mortgage Association REMIC Series 2011-96
7.31%, 10/25/41 IOΩ†	563,603	92,323
Federal National Mortgage Association REMIC Series 2012-28
6.50%, 06/25/39	22,337	24,594
Federal National Mortgage Association REMIC Series 2012-46
6.00%, 05/25/42	205,293	232,240
Federal National Mortgage Association REMIC Series 2012-70
3.24%, 02/25/41 IOΩ†	43,919	6,194
Federal National Mortgage Association REMIC Series 2012-74
(1.00)%, 07/25/27 IOΩ	1,099,774	116,996
3.95%, 03/25/42 IOΩ†	237,533	40,005
Federal National Mortgage Association REMIC Series 2012-75
4.44%, 07/25/42 IOΩ†	67,555	13,034
Federal National Mortgage Association REMIC Series 2012-111
7.00%, 10/25/42	42,330	49,737
Federal National Mortgage Association REMIC Series 2012-118
1.42%, 12/25/39 IOΩ	380,121	46,947

52	See Notes to Schedules of Investments.

	Par	Value
Federal National Mortgage Association REMIC Series 2012-133
4.59%, 12/25/42 IOΩ†	$176,881	$35,067
Federal National Mortgage Association REMIC Series 2012-153
7.00%, 07/25/42	139,080	161,354
Federal National Mortgage Association REMIC Series 2013-9
5.50%, 04/25/42	818,050	906,686
6.50%, 07/25/42	350,464	399,532
Federal National Mortgage Association REMIC Series 2013-14
7.10%, 03/25/43 IOΩ	279,084	46,896
Federal National Mortgage Association REMIC Series 2013-29
8.65%, 04/25/43 IOΩ	760,560	125,114
Federal National Mortgage Association REMIC Series 2014-47
7.88%, 08/25/44 IOΩ†	1,522,585	96,327
Federal National Mortgage Association REMIC Series 2015-55
5.67%, 08/25/55 IOΩ†	278,096	15,516
Federal National Mortgage Association REMIC Series 2015-56
3.13%, 08/25/45 IOΩ†	85,382	20,354
FHLMC Multifamily Structured Pass-Through Certificates Series K008
6.99%, 06/25/20 IOΩ†	690,776	25,818
FHLMC Multifamily Structured Pass-Through Certificates Series K015
5.41%, 07/25/21 IOΩ†	605,121	35,061
FHLMC Multifamily Structured Pass-Through Certificates Series K016
5.09%, 10/25/21 IOΩ†	199,442	11,485
FHLMC Multifamily Structured Pass-Through Certificates Series KF11
1.63%, 09/25/25†	1,254,010	1,254,673
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DN1
5.13%, 01/25/25†	400,000	426,562
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1
2.83%, 10/25/27†	400,000	408,969
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4
4.78%, 03/25/29†	250,000	258,136
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA2
6.13%, 11/25/28†	300,000	332,850
FHLMC Structured Pass-Through Certificates Series T-61
2.01%, 07/25/44†	817,903	822,774
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
3.02%, 06/25/34†	331,705	323,521
FREMF Mortgage Trust Series 2012-K20
6.08%, 05/25/45 IO 144AΩ	5,559,418	44,488
GE Business Loan Trust Series 2007-1A
1.08%, 04/16/35 144A†	309,770	290,487
GE Commercial Mortgage Corporation Trust Series 2007-C1
5.54%, 12/10/49	6,873	6,867
Giovecca Mortgages S.r.l. Series 2011-1
0.27%, 04/23/48(E)†	116,047	124,035
Government National Mortgage Association
7.00%, 01/15/26	3,939	4,284
7.00%, 07/15/27	38,910	44,866
7.00%, 01/15/28	13,436	13,730
7.00%, 03/15/28	50,804	58,472
7.00%, 07/15/28	8,225	8,943
7.50%, 07/15/28	11,434	11,725
6.50%, 08/15/28	3,050	3,459
7.00%, 08/15/28	10,744	11,883
7.50%, 08/15/28	8,199	9,103
6.50%, 09/15/28	7,192	8,296
7.00%, 10/15/28	33,878	35,881
7.50%, 03/15/29	16,289	19,313
2.25%, 11/20/29†	29,799	30,843
8.50%, 08/15/30	666	705
8.50%, 11/20/30	6,448	7,458
6.50%, 08/15/31	34,380	38,993
7.50%, 08/15/31	9,705	10,871
6.50%, 10/15/31	59,376	67,563
6.00%, 11/15/31	144,794	163,854
6.50%, 11/15/31	81,010	91,879
6.00%, 12/15/31	28,507	32,260
6.00%, 01/15/32	88,650	101,525
6.00%, 02/15/32	183,924	208,134
6.50%, 02/15/32	107,085	121,453
6.00%, 04/15/32	44,277	50,134
7.50%, 04/15/32	47,871	49,103
6.50%, 06/15/32	59,639	67,640
6.50%, 08/15/32	144,327	163,691
6.50%, 09/15/32	112,958	128,113
6.00%, 10/15/32	90,842	102,799
5.50%, 11/15/32	19,180	21,569
6.00%, 11/15/32	71,025	80,843
6.00%, 12/15/32	34,208	38,711
6.50%, 12/15/32	9,417	10,681
5.50%, 01/15/33	10,766	12,079
6.00%, 01/15/33	33,079	37,433
5.50%, 02/15/33	21,679	24,463
6.00%, 02/15/33	34,814	39,397
5.50%, 03/15/33	22,925	25,856
6.50%, 04/15/33	231,232	262,256
6.00%, 06/15/33	19,972	22,601

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.50%, 07/15/33	$19,090	$21,473
5.50%, 08/15/33	11,044	12,408
5.50%, 09/15/33	7,766	8,727
6.00%, 10/15/33	58,347	66,027
6.50%, 10/15/33	113,083	128,255
6.00%, 12/15/33	132,990	150,496
5.50%, 04/15/34	12,830	14,462
5.50%, 05/15/34	7,706	8,585
6.50%, 08/15/34	196,160	223,562
5.50%, 09/15/34	102,927	116,108
5.50%, 12/15/34	90,322	101,922
5.50%, 01/15/35	78,012	87,971
6.00%, 09/20/38	236,883	268,659
5.00%, 07/20/40	19,754	21,702
5.00%, 09/20/40	82,420	90,526
4.00%, 10/20/40	10,562	11,257
6.00%, 10/20/40	34,380	38,669
6.00%, 01/20/41	32,873	38,012
4.00%, 04/20/41 TBA	6,000,000	6,337,031
4.50%, 04/20/41	384,953	415,600
3.50%, 04/20/42 TBA	9,900,000	10,265,062
3.50%, 05/20/43 TBA	1,000,000	1,035,078
4.00%, 08/20/43	654,283	692,446
4.00%, 10/20/43	2,124,549	2,252,895
4.00%, 05/20/44 TBA	1,000,000	1,054,277
3.00%, 01/15/45	5,309,840	5,361,018
3.00%, 02/15/45	193,887	195,755
3.50%, 04/15/45	1,267,316	1,314,530
4.00%, 09/20/45	1,649,479	1,743,418
4.00%, 10/20/45	1,161,385	1,228,432
4.00%, 01/20/46	887,398	937,936
4.00%, 03/20/46	4,271,214	4,514,464
3.00%, 04/20/46 TBA	9,200,000	9,280,500
4.00%, 04/20/46	5,334,730	5,638,548
4.00%, 05/20/46	1,370,791	1,448,859
3.50%, 09/20/46	3,256,168	3,384,586
4.00%, 10/20/46	946,161	1,000,046
4.00%, 12/20/46	90,288	95,459
3.50%, 03/20/47	1,400,000	1,453,265
Government National Mortgage Association Series 2007-30
1.28%, 05/20/37†	175,436	174,725
Government National Mortgage Association Series 2010-31
1.13%, 03/20/39 IOΩ†	39,824	3,375
Government National Mortgage Association Series 2010-85
0.94%, 01/20/40 IOΩ†	65,431	9,230
Government National Mortgage Association Series 2010-H28
1.18%, 12/20/60†	322,895	320,727
Government National Mortgage Association Series 2011-H08
1.26%, 03/20/61†	403,262	401,572
Government National Mortgage Association Series 2011-H09
1.28%, 03/20/61†	279,849	278,832
Government National Mortgage Association Series 2012-34
8.66%, 03/20/42 IOΩ†	54,362	9,512
Government National Mortgage Association Series 2012-66
7.57%, 02/20/38 IOΩ	235,874	22,103
Government National Mortgage Association Series 2012-144
4.39%, 01/16/53 IOΩ†	9,402,458	356,849
Government National Mortgage Association Series 2012-H30
1.13%, 12/20/62†	1,294,739	1,283,202
Government National Mortgage Association Series 2013-113
1.12%, 08/16/43 IOΩ†	205,132	37,344
Government National Mortgage Association Series 2013-178
9.00%, 06/16/55 IOΩ†	768,405	30,226
Government National Mortgage Association Series 2014-93
6.04%, 11/16/55 IOΩ†	3,562,101	178,223
Government National Mortgage Association Series 2014-117
4.50%, 08/20/44 IOΩ†	61,662	9,447
Government National Mortgage Association Series 2014-118
3.72%, 08/20/44 IOΩ†	308,170	66,933
Government National Mortgage Association Series 2014-135
6.14%, 01/16/56 IOΩ†	6,809,439	370,626
Government National Mortgage Association Series 2015-167
4.24%, 04/16/45 IOΩ	164,493	34,854
Government National Mortgage Association Series 2015-H11
1.33%, 05/20/65†	2,915,063	2,882,881
Government National Mortgage Association Series 2015-H14
1.21%, 05/20/65†	2,852,950	2,833,891
1.35%, 06/20/65†	4,767,552	4,720,196
Government National Mortgage Association Series 2015-H15
1.36%, 06/20/65†	1,946,066	1,927,183
1.38%, 06/20/65†	4,494,370	4,455,988
Government National Mortgage Association Series 2015-H16
1.38%, 07/20/65†	4,631,490	4,590,856
Government National Mortgage Association Series 2015-H17
1.24%, 06/20/65†	703,771	699,751

54	See Notes to Schedules of Investments.

	Par	Value
Government National Mortgage Association Series 2015-H18
1.38%, 07/20/65†	$724,847	$718,644
Government National Mortgage Association Series 2015-H19
1.38%, 08/20/65†	754,721	748,157
Government National Mortgage Association Series 2015-H22
1.38%, 09/20/65†	752,794	746,070
Government National Mortgage Association Series 2015-H23
1.40%, 09/20/65†	895,629	888,536
Government National Mortgage Association Series 2015-H26
1.30%, 10/20/65†	1,675,714	1,668,340
Government National Mortgage Association Series 2015-H30
1.46%, 08/20/61†	695,911	698,136
GreenPoint Mortgage Funding Trust Series 2006-OH1
1.16%, 01/25/37†	681,070	576,917
GS Mortgage Securities Corporation II Series 2015-GC30
3.38%, 05/10/50	490,000	346,603
3.78%, 05/10/50†	370,000	376,144
GS Mortgage Securities Trust Series 2007-GG10
5.95%, 08/10/45†	2,443,582	2,442,485
GS Mortgage Securities Trust Series 2011-GC5
5.20%, 08/10/44 IO 144AΩ†	287,389	13,773
GS Mortgage Securities Trust Series 2013-GC16
5.16%, 11/10/46†	130,000	141,916
GS Mortgage Securities Trust Series 2015-GC28
4.33%, 02/10/48†	290,000	271,142
GSR Mortgage Loan Trust Series 2005-AR6
3.09%, 09/25/35†	965,226	994,557
Impac CMB Trust Series 2004-8
1.70%, 10/25/34†	48,021	41,607
IndyMac ARM Trust Series 2001-H2
2.11%, 01/25/32†	6,401	5,607
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
1.17%, 09/25/46†	793,293	680,273
JP Morgan Alternative Loan Trust Series 2005-A2
1.50%, 01/25/36†	212,016	202,563
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6
5.15%, 05/15/45†	280,000	286,167
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-WPT
2.36%, 10/15/33 144A†	800,000	806,494
JP Morgan Mortgage Trust Series 2005-A1
3.27%, 02/25/35†	69,351	68,256
JPMBB Commercial Mortgage Securities Trust Series 2013-C15
5.05%, 11/15/45†	90,000	94,076
JPMBB Commercial Mortgage Securities Trust Series 2013-C17
4.89%, 01/15/47†	50,000	53,727
JPMBB Commercial Mortgage Securities Trust Series 2014-C25
3.41%, 11/15/47	840,000	872,823
JPMBB Commercial Mortgage Securities Trust Series 2015-C30
3.82%, 07/15/48	880,000	914,461
JPMBB Commercial Mortgage Securities Trust Series 2015-C31
3.80%, 08/15/48	1,700,000	1,764,091
JPMBB Commercial Mortgage Securities Trust Series 2015-C32
3.36%, 11/15/48	800,000	825,860
Kensington Mortgage Securities PLC Series 2007-1X
1.29%, 06/14/40†	1,104,813	1,061,266
LB Commercial Mortgage Trust Series 2007-C3
6.01%, 07/15/44†	161,126	161,717
LB-UBS Commercial Mortgage Trust Series 2001-C3
0.00%, 06/15/36 IO 144AΩ†	386,116	1,070
Ludgate Funding PLC Series 2007-1
0.53%, 01/01/61(U)†	902,463	1,068,709
Ludgate Funding PLC Series 2008-W1X
0.97%, 01/01/61(U)†	770,150	937,853
Luminent Mortgage Trust Series 2006-2
1.18%, 02/25/46†	507,392	376,837
Mansard Mortgages PLC Series 2007-1X
0.54%, 04/15/47(U)†	921,284	1,095,350
MASTR Adjustable Rate Mortgages Trust Series 2004-4
3.28%, 05/25/34†	142,353	140,024
MASTR Adjustable Rate Mortgages Trust Series 2004-11
1.62%, 11/25/34†	44,996	45,013
MASTR Adjustable Rate Mortgages Trust Series 2004-13
3.05%, 11/21/34†	447,452	456,723

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MASTR Adjustable Rate Mortgages Trust Series 2007-R5
3.26%, 11/25/35 144A†	$572,966	$427,848
Merrill Lynch Mortgage Investors Trust Series 2005-2
2.54%, 10/25/35†	32,235	32,110
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7
3.21%, 02/15/46	41,000	41,194
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9
3.10%, 05/15/46	300,000	303,574
3.46%, 05/15/46	140,000	141,920
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19
4.00%, 12/15/47†	370,000	375,844
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22
3.56%, 04/15/48	480,000	479,912
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25
3.37%, 10/15/48	1,400,000	1,416,404
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27
3.56%, 12/15/47	800,000	832,357
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31
3.10%, 11/15/49	380,000	372,719
Morgan Stanley Capital I Trust Series 2014-CPT
3.45%, 07/13/29 144A†	800,000	817,400
Morgan Stanley Capital I Trust Series 2015-XLF1
2.04%, 08/14/31 144A†	253,079	252,820
Morgan Stanley Capital I Trust Series 2016-UBS12
3.60%, 12/15/49	380,000	389,337
Morgan Stanley Re-REMIC Trust Series 2009-GG10
5.95%, 08/12/45 144A†	113,406	113,316
Mortgage Repurchase Agreement Financing Trust Series 2016-1
1.76%, 04/10/19 144A†	600,000	600,000
1.81%, 04/10/19 144A†	800,000	800,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2
2.16%, 03/10/19 144A†	950,000	950,223
Mortgage Repurchase Agreement Financing Trust Series 2016-3
1.86%, 11/10/18 144A†	2,150,000	2,150,270
MortgageIT Trust Series 2005-4
1.26%, 10/25/35†	$555,942	$510,830
Motel 6 Trust Series 2015-MTL6
4.53%, 02/05/30 144A	150,000	151,023
MSCG Trust Series 2015-ALDR
3.46%, 06/07/35 144A†	580,000	572,414
MSCG Trust Series 2016-SNR
5.21%, 11/15/34 144A	390,000	390,610
Nomura Resecuritization Trust Series 2014-7R
0.98%, 12/26/35 144A†	543,422	533,115
One Market Plaza Trust Series 2017-1MKT
3.61%, 02/10/32 144A	1,020,000	1,055,558
Prime Mortgage Trust Series 2006-DR1
5.50%, 05/25/35 144A	2,424,369	2,259,430
6.00%, 05/25/35 144A	2,025,017	1,903,059
ResLoC UK PLC Series 2007-1X
0.50%, 12/15/43(U)†	326,720	386,848
1.44%, 12/15/43 IO(E)Ω†	1,306,879	1,330,746
RFTI Issuer, Ltd. Series 2015-FL1
2.66%, 08/15/30 144A†	1,194,678	1,193,768
Sequoia Mortgage Trust Series 2003-4
2.00%, 07/20/33†	92,791	86,339
Sequoia Mortgage Trust Series 6
1.62%, 04/19/27†	474,983	442,814
Station Place Securitization Trust Series 2015-2
1.94%, 05/15/18+ 144A†	600,000	600,000
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5
3.21%, 05/25/34†	260,402	263,012
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS
1.28%, 10/25/35†	1,118,942	1,062,338
Structured Asset Mortgage Investments II Trust Series 2005-AR5
1.23%, 07/19/35†	124,264	111,273
Thornburg Mortgage Securities Trust Series 2003-4
1.62%, 09/25/43†	11,505	11,058
Thornburg Mortgage Securities Trust Series 2005-1
3.09%, 04/25/45†	94,793	94,735
Towd Point Mortgage Funding Vantage1 PLC Series 2016-V1A
1.56%, 02/20/54 144A(U)†	548,493	686,077
Trinity Square PLC Series 2015-1A
1.51%, 07/15/51 144A(U)†	332,613	421,835

56	See Notes to Schedules of Investments.

	Par	Value
UBS-Barclays Commercial Mortgage Trust Series 2012-C4
4.50%, 12/10/45 144A†	$320,000	$307,055
VNDO Mortgage Trust Series 2012-6AVE
3.00%, 11/15/30 144A	100,000	101,159
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
2.04%, 06/25/42†	16,556	15,920
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19
2.84%, 02/25/33†	7,362	7,251
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8
1.25%, 07/25/45†	865,899	821,507
1.27%, 07/25/45†	177,691	170,210
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13
1.27%, 10/25/45†	1,332,952	1,300,640
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.93%, 02/25/37†	371,765	335,763
3.04%, 02/25/37†	250,448	225,738
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA3
1.40%, 04/25/47†	743,625	667,411
Waterfall Commercial Mortgage Trust Series 2015-SBC5
4.10%, 09/14/22 144A†	523,658	513,627
Wells Fargo Alternative Loan Trust Series 2007-PA6
3.17%, 12/28/37†	808,267	754,199
Wells Fargo Commercial Mortgage Trust Series 2013-LC12
4.30%, 07/15/46†	20,000	20,875
Wells Fargo Commercial Mortgage Trust Series 2014-LC16
4.99%, 08/15/50 IOΩ†	2,941,131	179,610
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1
3.66%, 05/15/48†	350,000	343,938
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR2
3.16%, 03/25/35†	89,362	90,256
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR13
3.06%, 05/25/35†	17,231	17,262
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
3.16%, 08/25/33†	143,937	147,096
WFRBS Commercial Mortgage Trust Series 2012-C7
5.11%, 06/15/45 IO 144AΩ†	293,298	16,747
WFRBS Commercial Mortgage Trust Series 2012-C10
5.10%, 12/15/45 IO 144AΩ†	2,272,639	152,362
WFRBS Commercial Mortgage Trust Series 2013-C13
5.33%, 05/15/45 IO 144AΩ†	2,918,064	162,928
WFRBS Commercial Mortgage Trust Series 2014-C19
4.17%, 03/15/47 IOΩ†	1,036,392	57,490
WFRBS Commercial Mortgage Trust Series 2014-C21
4.81%, 08/15/47 IOΩ†	3,585,901	208,384
WFRBS Commercial Mortgage Trust Series 2014-C24
3.93%, 11/15/47	290,000	297,374
4.29%, 11/15/47†	300,000	278,480

Total Mortgage-Backed Securities (Cost $362,688,017)		361,109,272

MUNICIPAL BONDS — 0.7%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	2,400,000	3,359,448
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	925,644
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	299,820
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	872,970
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	374,130
Commonwealth of Puerto Rico, General Obligation, Series A
5.50%, 07/01/32#	5,000	2,950
6.00%, 07/01/34#	10,000	5,788
8.00%, 07/01/35#	280,000	174,300
5.25%, 07/01/37#	20,000	11,825
5.50%, 07/01/39#	85,000	50,362
5.00%, 07/01/41#	10,000	5,688
5.75%, 07/01/41#	10,000	5,900
Commonwealth of Puerto Rico, General Obligation, Series B
5.88%, 07/01/36#	10,000	5,950
Commonwealth of Puerto Rico, General Obligation, Series C
6.00%, 07/01/39#	10,000	5,850

See Notes to Schedules of Investments.	57

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Northstar Education Finance, Inc., Revenue Bond, Series 2007-1
1.14%, 04/28/30†	$250,000	$245,692
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	328,596
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
5.75%, 07/01/37	20,000	15,550
6.00%, 07/01/44	55,000	43,175
PuertoRicoSales Tax Financing Corporation, Revenue Bond, Sub- Series A-1
5.00%, 08/01/43	20,000	8,075
5.25%, 08/01/43	10,000	4,025
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.25%, 08/01/27	5,000	1,988
5.50%, 08/01/28	60,000	24,075
6.75%, 08/01/32	85,000	38,462
17.00%, 08/01/33Ω	25,000	7,438
5.50%, 08/01/37	65,000	26,731
5.75%, 08/01/37	45,000	19,406
5.38%, 08/01/39	35,000	13,978
6.38%, 08/01/39	5,000	2,225
5.50%, 08/01/42	120,000	48,750
6.00%, 08/01/42	100,000	42,750
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
12.18%, 08/01/37Ω	10,000	917
5.38%, 08/01/38	15,000	6,066
6.00%, 08/01/39	35,000	15,225
5.25%, 08/01/41	100,000	39,750
State of California, General Obligation
7.95%, 03/01/36	265,000	305,940
7.55%, 04/01/39	85,000	124,745
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	400,522

Total Municipal Bonds (Cost $7,597,345)		7,864,706

	Number of Contracts
PURCHASED OPTIONS — 0.2%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $123.50, Expires 04/21/17 (GSC)	15	18,047
10-Year U.S. Treasury Note, Strike Price $124.00, Expires 04/21/17 (GSC)	45	36,562
10-Year U.S. Treasury Note, Strike Price $124.50, Expires 05/26/17 (GSC)	23	21,203
10-Year U.S. Treasury Note, Strike Price $124.75, Expires 04/21/17 (GSC)	30	11,719

	Number of Contracts	Value
10-Year U.S. Treasury Note, Strike Price $125.00, Expires 04/21/17 (GSC)	54	$16,031
10-Year U.S. Treasury Note, Strike Price $125.50, Expires 04/21/17 (GSC)	38	5,938
5-Year U.S. Treasury Note, Strike Price $118.00, Expires 04/21/17 (GSC)	106	19,047
Long U.S. Treasury Bond, Strike Price $148.00, Expires 04/21/17 (GSC)	16	49,750
Long U.S. Treasury Bond, Strike Price $149.00, Expires 04/21/17 (GSC)	45	104,063
Long U.S. Treasury Bond, Strike Price $151.00, Expires 04/21/17 (GSC)	30	32,344
Long U.S. Treasury Bond, Strike Price $152.00, Expires 04/21/17 (GSC)	30	20,156
Long U.S. Treasury Bond, Strike Price $153.00, Expires 04/21/17 (GSC)	8	3,250
One-day Interbank Deposit Volatility Type 4, Strike Price $0.00, Expires 09/21/17 (MSCS)	5,000	43,962

	Notional Amount
U.S. Dollar vs. Brazilian Reals, Strike Price $0.15, Expires 11/28/17 (BAR)	$982,000	52,740

		434,812

Call Swaption — 0.0%
3-Month LIBOR, Strike Price 1.65%, Expires 11/15/18 (MSCS)	2,280,000,000	62,866

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $121.00, Expires 05/26/17 (GSC)	7	547
10-Year U.S. Treasury Note, Strike Price $123.50, Expires 04/21/17 (GSC)	15	2,109
5-Year U.S. Treasury Note, Strike Price $113.75, Expires 04/21/17 (GSC)	98	—
Long U.S. Treasury Bond, Strike Price $147.00, Expires 04/21/17 (GSC)	16	7,500

	Notional Amount
Euro vs. U.S. Dollar, Strike Price $1.05, Expires 04/19/17 (JPM)	$1,700,000	1,226

		11,382

Put Swaptions — 0.2%
3-Month LIBOR, Strike Price 1.08%, Expires 09/06/17 (GSC)	1,060,000,000	79,842

58	See Notes to Schedules of Investments.

	Notional Amount	Value
3-Month LIBOR, Strike Price 2.30%, Expires 10/21/19 (GSC)	$770,000,000	$1,102,670
3-Month LIBOR, Strike Price 2.50%, Expires 11/07/19 (DEUT)	310,000,000	370,741
3-Month LIBOR, Strike Price 2.91%, Expires 08/20/18 (MSCS)	160,000,000	84,304
3-Month LIBOR, Strike Price 2.94%, Expires 08/20/18 (GSC)	50,000,000	24,946

		1,662,503

Total Purchased Options (Cost $1,848,991)		2,171,563

	Par
U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Bonds
4.38%, 11/15/39	200,000	248,305
2.75%, 08/15/42	600,000	572,191
2.75%, 11/15/42	7,650,000	7,286,174
2.88%, 05/15/43	15,410,000	15,007,599
3.63%, 08/15/43‡‡	5,300,000	5,902,668
3.75%, 11/15/43	18,120,000	20,622,825
3.63%, 02/15/44	1,700,000	1,894,604
3.38%, 05/15/44	4,120,000	4,397,696
3.00%, 11/15/44	4,300,000	4,281,441
2.50%, 02/15/45	1,450,000	1,303,244
3.00%, 05/15/45	4,090,000	4,067,153
2.88%, 08/15/45	360,000	349,214
3.00%, 11/15/45	2,400,000	2,385,749
2.50%, 02/15/46	2,280,000	2,043,940
2.25%, 08/15/46	3,400,000	2,877,651
2.88%, 11/15/46Δ	6,360,000	6,172,183
3.00%, 02/15/47Δ	1,600,000	1,594,594

		81,007,231

U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/18	4,100,000	4,343,685
0.13%, 04/15/19	600,000	630,998
0.13%, 04/15/20	750,000	789,411
1.13%, 01/15/21	1,800,000	2,104,420
0.13%, 04/15/21	8,450,000	8,751,283
0.13%, 07/15/22	3,500,000	3,726,882
0.13%, 01/15/23	200,000	210,415
0.38%, 07/15/23	1,140,000	1,209,311
0.63%, 01/15/24	1,790,000	1,908,286
0.13%, 07/15/24	6,300,000	6,387,178
0.25%, 01/15/25	1,000,000	1,016,986
2.38%, 01/15/25	2,700,000	4,013,751
0.63%, 01/15/26	3,300,000	3,435,029
0.13%, 07/15/26	6,110,000	6,041,463
0.38%, 01/15/27	100,000	100,133
2.38%, 01/15/27	500,000	712,109
2.50%, 01/15/29	600,000	830,452
2.13%, 02/15/40	920,000	1,305,515
0.75%, 02/15/42	380,000	393,250
1.38%, 02/15/44	1,140,000	1,311,437
0.88%, 02/15/47	240,000	237,952

		49,459,946

	Par	Value
U.S. Treasury Notes
0.75%, 07/31/18	$1,380,000	$1,372,965
1.63%, 06/30/20	2,670,000	2,672,609
1.63%, 07/31/20	4,100,000	4,101,041
1.38%, 04/30/21	4,980,000	4,897,033
1.13%, 06/30/21	14,960,000	14,529,017
1.13%, 07/31/21	3,430,000	3,327,031
1.13%, 08/31/21	5,500,000	5,329,093
2.00%, 12/31/21	1,500,000	1,505,948
1.50%, 02/28/23	620,000	599,463
1.38%, 06/30/23	8,520,000	8,141,593
1.25%, 07/31/23	3,710,000	3,511,964
1.38%, 08/31/23	5,280,000	5,031,470
1.38%, 09/30/23	720,000	685,322
2.13%, 11/30/23	15,430,000	15,379,374
2.25%, 12/31/23	5,470,000	5,490,403
2.25%, 01/31/24	19,856,000	19,920,770
2.13%, 02/29/24	4,480,000	4,456,462
2.13%, 03/31/24	700,000	695,953
2.38%, 08/15/24	440,000	443,601
2.00%, 02/15/25	6,030,000	5,897,973
2.25%, 11/15/25	11,640,000	11,541,561
1.63%, 05/15/26	160,000	150,110
1.50%, 08/15/26	25,460,000	23,559,462
2.00%, 11/15/26	23,000,000	22,221,956
2.25%, 02/15/27Δ	7,318,000	7,225,522

		172,687,696

Total U.S. Treasury Obligations (Cost $306,193,568)		303,154,873

	Shares
PREFERRED STOCK — 0.0%
GMAC Capital Trust I 6.82%, 02/15/40† (Cost $345,587)	13,929	354,214

	Par
REPURCHASE AGREEMENTS — 11.4%
Citigroup Global Markets, Inc.
0.93% (dated 03/30/17, due 03/31/17, repurchase price $18,601,442, collateralized by U.S. Treasury Note, 2.000%, due 02/15/25, total market value $19,049,982)	18,600,000	18,600,000
0.82% (dated 03/31/17, due 04/03/17, repurchase price $18,700,426, collateralized by U.S. Treasury Note, 2.000%, due 02/15/25, total market value $19,107,162)	18,700,000	18,700,000

See Notes to Schedules of Investments.	59

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Deutsche Bank Securities, Inc.
0.81% (dated 03/31/17, due 04/03/17, repurchase price $9,000,203, collateralized by U.S. Treasury Bond, 3.625%, due 02/15/44, total market value $9,240,521)	$9,000,000	$9,000,000
0.91% (dated 03/30/17, due 03/31/17, repurchase price $3,500,265, collateralized by U.S. Treasury Bond, 2.500%, due 02/15/46, total market value $3,607,045)	3,500,000	3,500,000
JP Morgan Securities LLC
0.82% (dated 03/31/17, due 04/03/17, repurchase price $18,700,426, collateralized by U.S. Treasury Inflationary Index Bond, 0.125%, due 04/15/18, total market value $19,104,797)	18,700,000	18,700,000
0.95% (dated 03/30/17, due 03/31/17, repurchase price $18,601,473, collateralized by U.S. Treasury Inflationary Index Bond, 0.125%, due 04/15/18, total market value $19,018,690)	18,600,000	18,600,000
Merrill Lynch, Pierce, Fenner & Smith
0.82% (dated 03/31/17, due 04/03/17, repurchase price $18,700,426, collateralized by U.S. Treasury Bond, 3.750%, due 11/15/43, total market value $19,308,871)	18,700,000	18,700,000
0.95% (dated 03/30/17, due 03/31/17, repurchase price $18,601,473, collateralized by U.S. Treasury Bond, 3.625%, due 08/15/43, total market value $19,108,476)	18,600,000	18,600,000

Total Repurchase Agreements (Cost $124,400,000)		124,400,000

	Shares
MONEY MARKET FUNDS — 6.8%
GuideStone Money Market Fund (Investor Class)¥	63,490,421	63,490,421
Northern Institutional Liquid Assets Portfolio§	9,951,746	9,951,746

Total Money Market Funds (Cost $73,442,167)		73,442,167

TOTAL INVESTMENTS — 119.8% (Cost $1,301,371,894)		1,302,325,232

	Number of Contracts	Value
WRITTEN OPTIONS — (0.2)%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $124.50, Expires 04/21/17 (GSC)	(31)	$(15,984)
10-Year U.S. Treasury Note, Strike Price $125.00, Expires 05/26/17 (GSC)	(45)	(31,641)
10-Year U.S. Treasury Note, Strike Price $126.00, Expires 05/26/17 (GSC)	(15)	(5,859)
10-Year U.S. Treasury Note, Strike Price $126.50, Expires 05/26/17 (GSC)	(35)	(10,391)
10-Year U.S. Treasury Note, Strike Price $127.00, Expires 05/26/17 (MLCS)	(23)	(5,031)
10-Year U.S. Treasury Note, Strike Price $127.00, Expires 05/26/17 (GSC)	(47)	(10,281)
10-Year U.S. Treasury Note, Strike Price $127.50, Expires 05/26/17 (GSC)	(186)	(29,062)
10-Year U.S. Treasury Note, Strike Price $128.00, Expires 05/26/17 (GSC)	(23)	(2,875)
5-Year U.S. Treasury Note, Strike Price $117.50, Expires 04/21/17 (GSC)	(39)	(16,758)
5-Year U.S. Treasury Note, Strike Price $117.75, Expires 04/21/17 (GSC)	(30)	(8,672)
5-Year U.S. Treasury Note, Strike Price $118.00, Expires 05/26/17 (GSC)	(15)	(6,445)
5-Year U.S. Treasury Note, Strike Price $118.25, Expires 05/26/17 (GSC)	(67)	(22,508)
5-Year U.S. Treasury Note, Strike Price $118.75, Expires 04/21/17 (GSC)	(16)	(625)
5-Year U.S. Treasury Note, Strike Price $119.25, Expires 04/21/17 (GSC)	(91)	(1,422)
CME Cincinnati HDD Index, Strike Price $153.00, Expires 04/13/17 (GSC)	(8)	(3,250)
Euro-Bund, Strike Price $162.00, Expires 04/21/17 (CITI)	(11)	(841)
Euro-Bund, Strike Price $164.00, Expires 05/26/17 (MLCS)	(23)	(489)
Euro-Bund, Strike Price $165.00, Expires 05/26/17 (MLCS)	(20)	6,579
Long U.S. Treasury Bond, Strike Price $150.00, Expires 04/21/17 (GSC)	(17)	(27,625)
Long U.S. Treasury Bond, Strike Price $152.00, Expires 05/26/17 (GSC)	(15)	(24,141)
Long U.S. Treasury Bond, Strike Price $153.00, Expires 05/26/17 (GSC)	(66)	(82,500)
Long U.S. Treasury Bond, Strike Price $154.00, Expires 05/26/17 (GSC)	(15)	(14,531)

60	See Notes to Schedules of Investments.

	Number of Contracts	Value
Long U.S. Treasury Bond, Strike Price $155.00, Expires 05/26/17 (GSC)	(22)	$(16,156)
Long U.S. Treasury Bond, Strike Price $158.00, Expires 05/26/17 (GSC)	(17)	(5,313)
Long U.S. Treasury Bond, Strike Price $160.00, Expires 05/26/17 (MLCS)	(31)	(5,812)

	Notional Amount
Euro vs. U.S. Dollar, Strike Price $1.08, Expires 04/19/17 (JPM)	$(1,700,000)	(7,630)
U.S. Dollar vs. Brazilian Reals, Strike Price $0.04, Expires 11/28/17 (BAR)	(1,964,000)	(45,439)

		(394,702)

Call Swaption — 0.0%
3-Month LIBOR, Strike Price 2.00%, Expires 11/15/18 (MSCS)	(490,000,000)	(65,605)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $119.50, Expires 05/26/17 (GSC)	(90)	(2,813)
5-Year U.S. Treasury Note, Strike Price $115.75, Expires 04/21/17 (GSC)	(16)	(250)
5-Year U.S. Treasury Note, Strike Price $116.00, Expires 04/21/17 (GSC)	(91)	(1,422)
CME Cincinnati HDD Index, Strike Price $149.00, Expires 04/13/17 (GSC)	(8)	(3,750)
Euro-Bund, Strike Price $156.00, Expires 05/26/17 (MLCS)	(23)	7,758
Euro-Bund, Strike Price $157.00, Expires 05/26/17 (MLCS)	(20)	13,535

	Notional Amount
Euro vs. U.S. Dollar, Strike Price $1.08, Expires 04/19/17 (JPM)	$(1,700,000)	(16,416)

		(3,358)

Put Swaptions — (0.2)%
3-Month LIBOR, Strike Price 2.00%, Expires 10/21/19 (GSC)	(3,850,000,000)	(1,435,422)
3-Month LIBOR, Strike Price 2.25%, Expires 11/07/19 (DEUT)	(1,550,000,000)	(475,982)
3-Month LIBOR, Strike Price 2.80%, Expires 08/20/18 (GSC)	(230,000,000)	(21,132)

	Notional Amount	Value
3-Month LIBOR, Strike Price 2.80%, Expires 08/20/18 (MSCS)	$(710,000,000)	$(65,232)
3-Month LIBOR, Strike Price 2.94%, Expires 09/06/17 (JPM)	(1,300,000,000)	(51,074)

		(2,048,842)

Total Written Options
(Premiums received $(1,956,166))		(2,512,507)

	Par
TBA SALE COMMITMENTS — (0.5)%
Federal Home Loan Mortgage Corporation
3.50%, 04/01/41 TBA	(3,000,000)	(3,067,969)
Federal National Mortgage Association
3.00%, 05/01/43 TBA	(1,000,000)	(989,375)
Government National Mortgage Association
3.00%, 04/15/43 TBA	(1,000,000)	(1,008,442)

Total TBA Sale Commitments (Proceeds $(5,028,750))		(5,065,786)

Liabilities in Excess of Other
Assets — (19.1)%		(208,069,400)

NET ASSETS — 100.0%		$1,086,677,539

See Notes to Schedules of Investments.	61

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2017:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	430,000	$(6,498)	$(1,046)	$(5,452)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	220,000	(3,325)	(572)	(2,753)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	190,000	(2,870)	(199)	(2,671)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	190,000	(2,870)	(253)	(2,617)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	180,000	(2,720)	(174)	(2,546)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	140,000	(2,115)	(304)	(1,811)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	130,000	(1,964)	(88)	(1,876)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	120,000	(1,813)	(89)	(1,724)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	JPM	USD	120,000	(1,813)	(157)	(1,656)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	80,000	(1,208)	(128)	(1,080)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	JPM	USD	60,000	(907)	(89)	(818)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	03/20/19	CITI	USD	20,000	(302)	(51)	(251)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	950,000	(15,223)	—	(15,223)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	250,000	(4,006)	(738)	(3,268)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	210,000	(3,365)	(655)	(2,710)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,923)	(338)	(1,585)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,923)	(345)	(1,578)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,923)	(688)	(1,235)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	80,000	(1,282)	(543)	(739)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	60,000	(961)	(170)	(791)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	60,000	(961)	(168)	(793)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	50,000	(801)	(153)	(648)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	30,000	(481)	(80)	(401)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	20,000	(320)	(59)	(261)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	10,000	(160)	(27)	(133)
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(5,749)	2,685	(8,434)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	340,000	(5,632)	449	(6,081)

62	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	BOA	USD	300,000	$(4,969)	$1,322	$(6,291)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	CITI	USD	270,000	(4,472)	1,762	(6,234)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	100,000	(1,656)	629	(2,285)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	90,000	(1,491)	619	(2,110)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	CITI	USD	60,000	(994)	315	(1,309)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/20	JPM	USD	60,000	(994)	252	(1,246)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	BOA	USD	460,000	(6,943)	4,544	(11,487)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	270,000	(4,075)	1,182	(5,257)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	160,000	(2,415)	1,313	(3,728)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	160,000	(2,415)	303	(2,718)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	150,000	(2,264)	657	(2,921)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	DEUT	USD	130,000	(1,962)	1,182	(3,144)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	DEUT	USD	110,000	(1,660)	219	(1,879)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	90,000	(1,358)	712	(2,070)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	80,000	(1,207)	724	(1,931)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	70,000	(1,057)	652	(1,709)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	60,000	(905)	187	(1,092)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	DEUT	USD	60,000	(905)	193	(1,098)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	60,000	(905)	484	(1,389)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	DEUT	USD	60,000	(906)	594	(1,500)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	BOA	USD	60,000	(906)	470	(1,376)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	40,000	(604)	76	(680)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	40,000	(604)	345	(949)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	JPM	USD	30,000	(452)	(206)	(246)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/21	CITI	USD	30,000	(453)	237	(690)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/21	DEUT	USD	410,000	(4,866)	1,462	(6,328)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/21	JPM	USD	220,000	(2,611)	780	(3,391)

See Notes to Schedules of Investments.	63

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	12/20/21	DEUT	USD	20,000	$(237)	$123	$(360)

						$(127,401)	$17,152	$(144,553)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.50% due 03/06/30	0.43%	(1.04)%	05/20/17	DEUT	USD	1,000,000	$4,623	$—	$4,623
Volkswagon International Finance NV, 5.375% due 05/22/18	0.21%	1.00%	12/20/17	ICE	EUR	900,000	5,865	6,137	(272)
Berkshire Hathaway, Inc., 1.55% due 02/09/18	0.58%	1.00%	12/20/21	ICE	USD	500,000	9,659	6,573	3,086

							$20,147	$12,710	$7,437

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.HY28 Index	(5.00)%	06/20/22	ICE	USD	400,000	$(29,425)	$30,082	$(59,507)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX.NA.IG27 Index	3.10%	5.00%	12/20/21	ICE	USD	9,009,000	$722,809	$674,505	$48,304
Dow Jones CMBX.NA.AAA.7 Index	0.60%	(0.50)%	01/17/47	GSC	USD	1,700,000	(10,313)	(72,847)	62,534
Dow Jones CMBX.NA.AAA.8 Index	0.70%	(0.50)%	10/17/57	GSC	USD	1,700,000	(22,644)	(99,920)	77,276
Dow Jones CMBX.NA.AAA.8 Index	0.70%	(0.50)%	10/17/57	DEUT	USD	1,700,000	(22,683)	(113,611)	90,928

							$667,169	$388,127	$279,042

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month KORIBOR	2.53%	10/15/17	DEUT	KRW	3,619,650,000	$19,721	$—	$19,721
3-Month KORIBOR	2.17%	10/28/17	CITI	KRW	382,410,000	1,738	—	1,738
3-Month LIBOR	1.75%	12/16/18	LCH	USD	8,500,000	67,553	15,492	52,061
3-Month LIBOR	(1.50)%	05/15/19	CME	USD	17,700,000	69,552	73,640	(4,088)
3-Month LIBOR	(1.50)%	06/15/19	CME	USD	53,500,000	252,472	268,177	(15,705)
3-Month JIBAR	7.35%	09/20/19	LCH	ZAR	30,160,000	(1,303)	—	(1,303)
3-Month LIBOR	(2.00)%	12/16/19	CME	USD	3,500,000	(40,939)	(26,031)	(14,908)
3-Month LIBOR	2.25%	12/19/19	LCH	USD	4,800,000	6,451	434	6,017
3-Month LIBOR	2.25%	12/20/19	LCH	USD	40,390,000	53,965	35,295	18,670
3-Month LIBOR	(1.25)%	06/21/20	CME	USD	15,100,000	281,867	344,704	(62,837)
3-Month LIBOR	(1.25)%	06/21/21	CME	USD	7,800,000	229,723	237,900	(8,177)
3-Month LIBOR	(1.25)%	06/21/22	CME	USD	24,600,000	1,012,057	1,028,512	(16,455)
3-Month LIBOR	(2.25)%	12/16/22	LCH	USD	19,700,000	(253,584)	(149,125)	(104,459)

64	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	(2.60)%	12/19/23	LCH	USD	1,080,000	$(7,892)	$(106)	$(7,786)
3-Month LIBOR	(2.35)%	08/05/25	CME	USD	400,000	(2,261)	(624)	(1,637)
3-Month LIBOR	(2.50)%	12/16/25	LCH	USD	1,500,000	(30,694)	(20,888)	(9,806)
3-Month LIBOR	(1.75)%	12/21/26	LCH	USD	11,100,000	558,359	632,099	(73,740)
3-Month LIBOR	(17.50)%	12/21/26	CME	USD	8,300,000	417,488	491,704	(74,216)
3-Month LIBOR	1.50%	06/21/27	CME	USD	4,600,000	(380,827)	(426,115)	45,288
3-Month LIBOR	(1.50)%	06/21/27	LCH	USD	1,000,000	82,789	99,455	(16,666)
6-Month LIBOR	(1.05)%	09/20/27	CME	GBP	8,500,000	(244,873)	(93,537)	(151,336)
3-Month LIBOR	(2.79)%	12/20/28	LCH	USD	5,720,000	(72,929)	(54,209)	(18,720)
United Kingdom Retail Price Index	3.14%	01/14/30	GSC	GBP	1,410,000	(43,535)	—	(43,535)
6-Month LIBOR	(2.05)%	02/01/37	LCH	GBP	2,900,000	(92,577)	(41,925)	(50,652)
6-Month LIBOR	(2.04)%	02/01/37	LCH	GBP	2,100,000	(64,883)	(28,143)	(36,740)
6-Month EURIBOR	2.05%	02/03/37	LCH	EUR	5,600,000	59,271	24,445	34,826
3-Month LIBOR	(2.75)%	12/16/45	CME	USD	6,700,000	(181,254)	(72,917)	(108,337)
3-Month LIBOR	(2.50)%	06/15/46	LCH	USD	3,700,000	90,677	128,993	(38,316)
3-Month LIBOR	(2.50)%	06/15/46	CME	USD	300,000	7,349	12,878	(5,529)
United Kingdom Retail Price Index	(3.59)%	10/15/46	LCH	GBP	180,000	14,503	(3,263)	17,766
3-Month CDOR	(1.75)%	12/16/46	CME	CAD	5,800,000	583,435	707,708	(124,273)
3-Month LIBOR	(2.25)%	12/21/46	CME	USD	600,000	46,551	58,844	(12,293)

						$2,437,970	$3,243,397	$(805,427)

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swap
Arab Republic of Egypt	08/17/17	CITI	EGP	5,125,000	$265,368	$270,140	$(4,772)
Arab Republic of Egypt	03/08/18	MLCS	EGP	5,000,000	235,480	242,696	(7,216)

					$500,848	$512,836	$(11,988)

Total Swap agreements outstanding at March 31, 2017					$3,469,308	$4,204,304	$(734,996)

See Notes to Schedules of Investments.	65

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$9,244,369	$—	$9,244,369	$—
Asset-Backed Securities	73,253,639	—	47,514,550	25,739,089
Certificates of Deposit	7,419,048	—	7,419,048	—
Corporate Bonds	216,215,511	—	214,203,058	2,012,453
Foreign Bonds:
Argentina	3,124,540	—	3,124,540	—
Australia	3,260,116	—	3,260,116	—
Austria	225,495	—	225,495	—
Belgium	419,772	—	419,772	—
Bermuda	736,266	—	736,266	—
Brazil	5,572,677	—	5,572,677	—
Canada	3,874,415	—	3,874,415	—
Cayman Islands	1,083,058	—	1,083,058	—
Chile	1,516,783	—	1,516,783	—
China	133,330	—	133,330	—
Colombia	1,183,200	—	1,183,200	—
Denmark	5,629,377	—	5,629,377	—
Dominican Republic	262,223	—	262,223	—
France	4,193,859	—	4,193,859	—
Germany	4,122,758	—	4,122,758	—
Greece	102,546	—	102,546	—
Guernsey	2,091,371	—	2,091,371	—
India	530,522	—	530,522	—
Indonesia	1,659,141	—	1,659,141	—
Ireland	4,642,673	—	4,642,673	—
Israel	2,256,172	—	2,256,172	—
Italy	1,314,806	—	1,314,806	—
Japan	5,483,662	—	5,483,662	—
Jersey	2,245,815	—	2,245,815	—
Jordan	1,230,257	—	1,230,257	—
Kuwait	1,507,843	—	1,507,843	—
Luxembourg	1,101,888	—	1,101,888	—
Mexico	9,568,460	—	9,568,460	—
Morocco & Antilles	444,994	—	444,994	—
Netherlands	10,020,822	—	10,020,822	—
Peru	393,938	—	393,938	—
Poland	1,030,532	—	1,030,532	—
Russia	2,950,128	—	2,950,128	—
South Korea	1,651,660	—	1,651,660	—
Spain	1,362,197	—	1,362,197	—
Supranational	397,488	—	397,488	—
Sweden	1,581,024	—	1,581,024	—
Switzerland	4,989,570	—	4,989,570	—
Turkey	1,310,907	—	—	1,310,907
United Kingdom	18,051,416	—	18,051,416	—
Virgin Islands (British)	793,267	—	793,267	—
Foreign Government Inflation-Linked Bond	710,478	—	—	710,478
Loan Agreements	8,934,424	—	8,934,424	—
Money Market Funds	73,442,167	73,442,167	—	—

66	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$361,109,272	$—	$357,075,564	$4,033,708
Municipal Bonds	7,864,706	—	7,619,014	245,692
Preferred Stock	354,214	354,214	—	—
Purchased Options:
Call Options	434,812	338,110	52,740	43,962
Call Swaption	62,866	—	62,866	—
Put Options	11,382	10,156	1,226	—
Put Swaptions	1,662,503	—	1,662,503	—
Repurchase Agreements	124,400,000	—	124,400,000	—
U.S. Treasury Obligations	303,154,873	—	303,154,873	—

Total Assets — Investments in Securities	$1,302,325,232	$74,144,647	$1,194,084,296	$34,096,289

Other Financial Instruments***
Futures Contracts	$188,791	$188,791	$—	$—
Swap Agreements	3,469,308	—	2,968,460	500,848

Total Assets — Other Financial Instruments	$3,658,099	$188,791	$2,968,460	$500,848

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(5,065,786)	$—	$(5,065,786)	$—
Written Options:
Call Options	(394,702)	(341,633)	(53,069)	—
Call Swaption	(65,605)	—	(65,605)	—
Put Options	(3,358)	13,058	(16,416)	—
Put Swaptions	(2,048,842)	(51,074)	(1,997,768)	—

Total Liabilities — Investments in Securities	$(7,578,293)	$(379,649)	$(7,198,644)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(152,738)	$—	$(152,738)	$—

Total Liabilities — Other Financial Instruments	$(152,738)	$—	$(152,738)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts and forwards contracts) and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” and “Forward Foreign Currency Contracts” disclosures in the Notes to Schedules of Investments and the “Swap agreements outstanding” disclosure on the preceding page(s), respectively.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended March 31, 2017.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, foreign government inflation-linked bond, mortgage-backed securities, municipal bonds, purchased options and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would resultina significantly higher (lower) fair value measurement.

See Notes to Schedules of Investments.	67

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset- Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Government Inflation- Linked Bond	Mortgage-Backed Securities	Municipal Bonds	Purchased Options	Swap Agreements
Balance, 12/31/16	$36,789,248	$16,446,524	$2,996,783	$1,451,051	$624,389	$13,243,312	$2,027,189	$—	$—
Accrued discounts/ premiums	3,681	1,732	(5,480)	(319)	(106)	(281)	67	—	8,068
Realized gain (loss)	2,018,072	2,026,988	727	(311)	—	(9,332)	—	—	—
Change in unrealized appreciation (depreciation)	(2,665,019)	(761,870)	21,381	(85,256)	86,195	112,969	(2,026,814)	362	(11,986)
Purchases	14,153,772	10,450,156	—	—	—	2,910,000	245,250	43,600	504,766
Sales	(2,492,604)	(1,102,752)	(1,012,406)	—	—	(377,446)	—	—	—
Transfers in to Level 3(1)	559,658	515,153	11,448	33,057	—	—	—	—	—
Transfers out of Level 3(2)	(13,312,032)	(1,590,492)	—	(32,301)	—	(11,689,239)	—	—	—
Maturities	—	—	—	—	—	—	—	—	—
Paydowns	(457,639)	(246,350)	—	(55,014)	—	(156,275)	—	—	—

Balance, 03/31/17	$34,597,137	$25,739,089	$2,012,453	$1,310,907	$710,478	$4,033,708	$245,692	$43,962	$500,848

(1)

Transfers in to Level 3 represent the value of securities at March 31, 2017 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2017 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

68	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 0.4%
Citibank Credit Card Issuance Trust Series 2007-A3
6.15%, 06/15/39
(Cost $853,049)	$656,000	$856,086

CORPORATE BONDS — 42.7%
21st Century Fox America, Inc.
4.75%, 09/15/44	815,000	826,246
Abbott Laboratories
4.90%, 11/30/46	1,005,000	1,045,143
AbbVie, Inc.
4.70%, 05/14/45	1,154,000	1,155,413
AES Corporation
4.88%, 05/15/23	145,000	145,000
Aflac, Inc.
6.45%, 08/15/40	328,000	427,813
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	116,025
Ally Financial, Inc.
8.00%, 11/01/31	177,000	211,072
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	425,513	467,258
American Airlines Class B Pass-Through Trust Series 2016-1
5.25%, 07/15/25	683,873	703,534
American Airlines Class B Pass-Through Trust Series 2017-1B
4.95%, 08/15/26	135,000	138,375
American International Group, Inc.
4.38%, 01/15/55	1,073,000	959,330
Andarko Holding Co.
7.15%, 05/15/28	250,000	301,058
Antero Resources Corporation
5.38%, 11/01/21	125,000	128,855
5.13%, 12/01/22Δ	35,000	35,634
Anthem, Inc.
6.38%, 06/15/37	1,208,000	1,489,075
Apple, Inc.
4.38%, 05/13/45	676,000	694,258
3.85%, 08/04/46	367,000	350,998
4.25%, 02/09/47	242,000	246,502
Arconic, Inc.
6.75%, 01/15/28	205,000	225,884
AT&T, Inc.
4.50%, 05/15/35	529,000	500,903
4.30%, 12/15/42	1,242,000	1,108,381
4.75%, 05/15/46	2,704,000	2,532,683
Bank of America Corporation
6.11%, 01/29/37	900,000	1,054,627
Bank of America NA
6.00%, 10/15/36	2,900,000	3,575,935
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.85%, 06/01/34	872,243	285,660
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	880,012
California Institute of Technology
4.70%, 11/01/11	2,010,000	1,919,027
CenturyLink, Inc.
6.88%, 01/15/28	65,000	63,375
7.65%, 03/15/42	295,000	260,706
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	25,000	25,094
6.88%, 11/15/20	15,000	15,038
4.88%, 04/15/22Δ	70,000	63,350
5.75%, 03/15/23Δ	20,000	18,300
2.50%, 05/15/37 CONV	2,000	1,990
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	203,050
Citigroup, Inc.
4.60%, 03/09/26	418,000	430,037
8.13%, 07/15/39	895,000	1,317,608
ConocoPhillips Co.
4.30%, 11/15/44	925,000	924,574
Continental Airlines Class B Pass-Through Trust Series 1999-2
7.57%, 09/15/21	45	44
Continental Resources, Inc.
4.50%, 04/15/23	10,000	9,781
3.80%, 06/01/24	65,000	60,775
Corning, Inc.
7.25%, 08/15/36	850,000	1,026,705
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,723,074
CVS Health Corporation
5.13%, 07/20/45	240,000	265,812
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	1,082,454
DCP Midstream Operating LP
6.45%, 11/03/36 144A	490,000	521,850
Diamond 1 Finance Corporation
6.02%, 06/15/26 144A	140,000	152,892
8.10%, 07/15/36 144A	180,000	226,654
8.35%, 07/15/46 144A	130,000	168,429
Dillard’s, Inc.
7.00%, 12/01/28	500,000	573,481
Dow Chemical Co.
9.40%, 05/15/39	570,000	901,403
Enbridge Energy Partners LP
7.38%, 10/15/45	750,000	917,632
Energy Transfer Partners LP
5.15%, 03/15/45	1,000,000	949,942
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	623,786
4.95%, 10/15/54	515,000	515,638
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,175,000
Ford Motor Co.
6.63%, 10/01/28	680,000	803,198
6.38%, 02/01/29	1,255,000	1,439,599
Freeport-McMoRan, Inc.
5.45%, 03/15/43	160,000	136,200
FTS International, Inc.
6.25%, 05/01/22	90,000	79,200
General Electric Co.
6.75%, 03/15/32	573,000	773,808
5.88%, 01/14/38	150,000	189,692
General Motors Co.
5.20%, 04/01/45	1,085,000	1,067,403

See Notes to Schedules of Investments.	69

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
General Motors Financial Co., Inc.
3.45%, 04/10/22	$130,000	$131,140
5.25%, 03/01/26	250,000	269,072
Genworth Holdings, Inc.
4.90%, 08/15/23	30,000	25,125
4.80%, 02/15/24	40,000	33,100
Global Marine, Inc.
7.00%, 06/01/28Δ	20,000	17,800
Goldman Sachs Group, Inc.
6.75%, 10/01/37	500,000	618,826
Great Plains Energy, Inc.
4.85%, 04/01/47	540,000	555,782
HCA, Inc.
7.05%, 12/01/27	500,000	551,875
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	135,000	139,478
HSBC Bank USA NA
7.00%, 01/15/39	1,138,000	1,535,478
Intel Corporation
3.25%, 08/01/39 CONV	625,000	1,092,972
International Paper Co.
8.70%, 06/15/38	950,000	1,364,725
Jefferies Group LLC
6.45%, 06/08/27	50,000	56,668
6.25%, 01/15/36	185,000	194,974
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	273,955
5.60%, 07/15/41	2,547,000	3,044,136
4.95%, 06/01/45	1,400,000	1,478,411
4.26%, 02/22/48†	335,000	334,878
KB Home
1.38%, 02/01/19 CONVΔ	95,000	97,791
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	294,044
Kraft Heinz Foods Co.
6.88%, 01/26/39	267,000	334,113
6.50%, 02/09/40	1,000,000	1,204,826
5.20%, 07/15/45	655,000	686,211
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,691,243
Lockheed Martin Corporation
4.70%, 05/15/46	1,238,000	1,346,384
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	244,787
Marathon Petroleum Corporation
5.00%, 09/15/54	598,000	523,343
Masco Corporation
7.75%, 08/01/29Δ	275,000	354,334
6.50%, 08/15/32	55,000	65,077
McDonald’s Corporation
4.88%, 12/09/45	828,000	884,117
Medtronic, Inc.
4.63%, 03/15/45	1,852,000	1,993,308
MetLife, Inc.
5.88%, 02/06/41	500,000	610,749
6.40%, 12/15/66	310,000	341,000
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	122,294
Microsoft Corporation
4.45%, 11/03/45	595,000	629,500
3.70%, 08/08/46	594,000	559,051
4.50%, 02/06/57	1,385,000	1,429,835
Monsanto Co.
4.70%, 07/15/64	537,000	504,680
Morgan Stanley
4.75%, 11/16/18(A)	295,000	232,266
3.13%, 08/05/21(C)	235,000	183,694
4.30%, 01/27/45	1,092,000	1,084,468
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	48,172
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	123,061
Navient Corporation
5.88%, 10/25/24	30,000	28,134
5.63%, 08/01/33	1,460,000	1,142,450
New Albertsons, Inc.
7.45%, 08/01/29	55,000	52,388
8.70%, 05/01/30	25,000	24,875
8.00%, 05/01/31	295,000	286,150
Newell Rubbermaid, Inc.
5.38%, 04/01/36	317,000	356,555
Noble Energy, Inc.
5.05%, 11/15/44	1,016,000	1,042,806
Old Republic International Corporation
4.88%, 10/01/24	230,000	245,132
ON Semiconductor Corporation
1.00%, 12/01/20 CONVΔ	85,000	93,234
ONEOK Partners LP
6.20%, 09/15/43Δ	5,000	5,617
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,295,643
Plains All American Pipeline LP
4.90%, 02/15/45	995,000	935,589
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	110,000	123,956
Prudential Financial, Inc.
6.63%, 06/21/40	1,236,000	1,623,016
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,030,000
Quicken Loans, Inc.
5.75%, 05/01/25 144A	125,000	123,438
Qwest Corporation
7.25%, 09/15/25	490,000	536,432
6.88%, 09/15/33	1,918,000	1,914,663
Rockwell Collins, Inc.
4.35%, 04/15/47	823,000	825,338
RPM International, Inc.
2.25%, 12/15/20 CONV	22,000	26,579
Sempra Energy
6.00%, 10/15/39	991,000	1,184,322
SM Energy Co.
5.00%, 01/15/24	15,000	14,250
Southern Co.
4.40%, 07/01/46	1,723,000	1,653,460
Sprint Capital Corporation
6.88%, 11/15/28	1,025,000	1,085,219
8.75%, 03/15/32	20,000	24,100
Sprint Communications, Inc.
6.00%, 11/15/22	40,000	41,000
Sprint Corporation
7.13%, 06/15/24	15,000	16,050
Tenet Healthcare Corporation
5.00%, 03/01/19	225,000	226,469

70	See Notes to Schedules of Investments.

	Par	Value
Textron, Inc.
6.63%, 04/07/20(U)	$160,000	$226,611
Time Warner Cable LLC
5.50%, 09/01/41	25,000	25,724
4.50%, 09/15/42	45,000	40,931
Time Warner, Inc.
4.85%, 07/15/45	1,039,000	1,014,330
Toro Co.
6.63%, 05/01/37	300,000	335,506
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	455,000	585,199
United Airlines Class A Pass-Through Trust Series 2014-1
4.00%, 10/11/27	105,250	108,534
United States Steel Corporation
6.65%, 06/01/37Δ	95,000	84,550
Unum Group
5.75%, 08/15/42	1,747,000	1,960,137
US Airways Class A Pass-Through Trust Series 2012-1
5.90%, 04/01/26	355,940	396,976
Verizon Communications, Inc.
4.27%, 01/15/36	1,700,000	1,579,157
5.25%, 03/16/37	999,000	1,036,049
5.01%, 08/21/54	491,000	469,241
4.67%, 03/15/55	580,000	520,096
Visa, Inc.
4.30%, 12/14/45	1,798,000	1,891,586
Wells Fargo & Co.
5.61%, 01/15/44	3,000,000	3,444,318
4.75%, 12/07/46	344,000	352,281
WestRock MWV LLC
7.55%, 03/01/47	515,000	642,077
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	708,729

Total Corporate Bonds (Cost $90,814,584)		99,917,915

FOREIGN BONDS — 16.6%
Australia — 1.1%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	1,650,000	1,898,264
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	577,529
3.50%, 03/20/19(A)	60,000	47,227

		2,523,020

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	822,686

Canada — 4.7%
Bombardier, Inc.
6.00%, 10/15/22 144A	655,000	648,122
Canadian Government Bond Residual STRIP
1.55%, 06/01/25(C)Ω	3,685,000	2,445,730
Enbridge, Inc.
5.50%, 12/01/46	549,000	585,871
Glencore Finance Canada, Ltd.
6.00%, 11/15/41 144A	807,000	880,452
MEG Energy Corporation
7.00%, 03/31/24 144A	275,000	247,500
Province of Ontario Generic Residual STRIP
2.95%, 03/08/29(C)Ω	4,600,000	2,443,360
Province of Saskatchewan Residual STRIP
1.96%, 02/04/22(C)Ω	3,000,000	2,054,465
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	1,300,000	1,601,552

		10,907,052

Cayman Islands — 0.1%
Transocean, Inc.
5.55%, 10/15/22Δ	205,000	193,853
6.80%, 03/15/38Δ	20,000	16,550

		210,403

Ireland — 1.2%
GE Capital International Funding Co.
4.42%, 11/15/35	2,405,000	2,544,449
Johnson Controls International PLC
4.50%, 02/15/47	160,000	163,058

		2,707,507

Italy — 0.4%
Telecom Italia Capital SA
6.00%, 09/30/34	1,010,000	1,002,425

Luxembourg — 0.6%
ArcelorMittal
7.75%, 10/15/39	215,000	245,100
7.50%, 03/01/41	975,000	1,096,095

		1,341,195

Mexico — 1.4%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	130,818
8.46%, 12/18/36(M)	12,000,000	581,070
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,200,330
10.00%, 12/05/24(M)	3,500,000	220,100
7.50%, 06/03/27(M)	3,500,000	192,345
8.50%, 05/31/29(M)	500,000	29,527
7.75%, 05/29/31(M)	1,000,000	55,565
Petroleos Mexicanos
5.63%, 01/23/46	1,017,000	913,113

		3,322,868

Netherlands — 2.3%
Cooperatieve Rabobank UA
4.63%, 12/01/23	1,505,000	1,588,794
5.25%, 05/24/41	1,023,000	1,193,801
Embraer Netherlands Finance BV
5.40%, 02/01/27	80,000	82,619
Enel Finance International NV
6.00%, 10/07/39 144A	500,000	571,710
Petrobras Global Finance BV
5.63%, 05/20/43	120,000	99,624
Shell International Finance BV
4.00%, 05/10/46	371,000	356,025

See Notes to Schedules of Investments.	71

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Siemens Financierings-maatschappij NV
4.20%, 03/16/47 144A	$1,401,000	$1,424,646

		5,317,219

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	698,356

Norway — 0.4%
Norway Government Bond
4.25%, 05/19/17 144A(K)	7,670,000	897,411
4.50%, 05/22/19 144A(K)	265,000	33,411
3.75%, 05/25/21 144A(K)	196,000	25,440

		956,262

Saudi Arabia — 0.2%
Saudi Government International Bond
4.50%, 10/26/46 144A	520,000	513,672

Spain — 0.5%
Telefonica Emisiones SA Unipersonal
7.05%, 06/20/36	900,000	1,116,154

Supranational — 0.9%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,239,891

United Kingdom — 2.2%
Barclays PLC
3.65%, 03/16/25	1,673,000	1,634,921
4.95%, 01/10/47	914,000	916,551
Ensco PLC
5.75%, 10/01/44	357,000	271,320
Lloyds Banking Group PLC
5.30%, 12/01/45 144A	1,056,000	1,123,481
Standard Chartered PLC
5.70%, 03/26/44 144A	1,100,000	1,138,193

		5,084,466

Total Foreign Bonds (Cost $38,839,523)		38,763,176

MUNICIPAL BONDS — 0.8%
State of Illinois, General Obligation
5.10%, 06/01/33	235,000	214,654
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	1,768,000	1,739,676

Total Municipal Bonds (Cost $1,968,184)		1,954,330

U.S. TREASURY OBLIGATIONS — 35.4%
U.S. Treasury Bonds
4.63%, 02/15/40	7,694,000	9,885,436
4.38%, 05/15/40	22,653,200	28,133,779
2.75%, 11/15/42	200,000	190,488
2.88%, 05/15/43	1,691,000	1,646,843
3.13%, 08/15/44Δ	2,605,000	2,656,337
2.88%, 08/15/45	4,685,000	4,544,633
2.50%, 02/15/46	4,512,800	4,045,567
2.50%, 05/15/46Δ	20,024,200	17,934,174
2.25%, 08/15/46	2,910,000	2,462,931
2.88%, 11/15/46	3,483,000	3,380,144

		74,880,332

U.S. Treasury Note
2.25%, 02/15/27	7,965,000	7,864,346

Total U.S. Treasury Obligations (Cost $88,418,051)		82,744,678

	Shares
PREFERRED STOCKS — 0.2%
Arconic, Inc.
5.38%, 10/01/17 CONV	1,660	68,143
Chesapeake Energy Corporation
5.00%, 12/31/49 CONVΔ	620	39,680
5.75%, 12/31/49 CONV 144A	80	51,800
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV	5,350	267,500

Total Preferred Stocks (Cost $435,264)		427,123

MONEY MARKET FUNDS — 3.7%
GuideStone Money Market Fund (Investor Class)¥	7,021,292	7,021,292
Northern Institutional Liquid Assets Portfolio§	1,549,149	1,549,149

Total Money Market Funds (Cost $8,570,441)		8,570,441

TOTAL INVESTMENTS — 99.8% (Cost $229,899,096)		233,233,749
Other Assets in Excess of Liabilities — 0.2%		471,746

NET ASSETS — 100.0%		$233,705,495

72	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$856,086	$—	$856,086	$—
Corporate Bonds	99,917,915	—	99,917,871	44
Foreign Bonds	38,763,176	—	38,763,176	—
Money Market Funds	8,570,441	8,570,441	—	—
Municipal Bonds	1,954,330	—	1,954,330	—
Preferred Stocks	427,123	427,123	—	—
U.S. Treasury Obligations	82,744,678	—	82,744,678	—

Total Assets — Investments in Securities	$233,233,749	$8,997,564	$224,236,141	$44

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended March 31, 2017.

There were no transfers between Level 2 and Level 3 during the period ended March 31, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2017.

See Notes to Schedules of Investments.	73

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.4%
Federal Home Loan Bank Discount Notes
0.23%, 04/04/17Ω	$9,275,000	$9,274,575
0.54%, 04/10/17Ω	6,225,000	6,224,129

Total Agency Obligations (Cost $15,498,704)		15,498,704

ASSET-BACKED SECURITY — 0.5%
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HE4
1.15%, 07/25/47† (Cost $2,020,841)	3,299,496	2,288,514

CORPORATE BONDS — 38.5%
Abbott Laboratories
3.75%, 11/30/26	700,000	700,525
Activision Blizzard, Inc.
6.13%, 09/15/23 144A	60,000	64,973
AES Corporation
4.88%, 05/15/23	1,350,000	1,350,000
Ally Financial, Inc.
8.00%, 12/31/18	104,000	112,580
3.50%, 01/27/19	1,000,000	1,010,000
8.00%, 03/15/20	161,000	181,125
5.13%, 09/30/24	920,000	948,750
8.00%, 11/01/31	345,000	411,412
American Airlines Class B Pass-Through Trust Series 2016-1
5.25%, 07/15/25	1,735,622	1,785,521
American Airlines Group, Inc.
5.50%, 10/01/19 144A	1,825,000	1,907,125
American Axle & Manufacturing, Inc.
6.63%, 10/15/22Δ	150,000	155,250
Anadarko Petroleum Corporation
3.45%, 07/15/24	135,000	131,839
4.50%, 07/15/44	215,000	203,584
Antero Resources Corporation
5.38%, 11/01/21	365,000	376,257
5.13%, 12/01/22Δ	475,000	483,609
5.63%, 06/01/23	155,000	159,262
Anthem, Inc.
6.38%, 06/15/37	221,000	272,422
Arconic, Inc.
5.90%, 02/01/27	130,000	139,822
6.75%, 01/15/28	1,170,000	1,289,194
Ashtead Capital, Inc.
5.63%, 10/01/24 144A	330,000	348,975
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144A	565,000	546,638
Avon Products, Inc.
8.95%, 03/15/43	115,000	102,120
Bank of America Corporation
5.49%, 03/15/19	100,000	105,936
4.25%, 10/22/26	100,000	101,740
6.05%, 06/01/34	700,000	807,359
6.11%, 01/29/37Δ	1,300,000	1,523,350
6.50%, 10/29/49†	920,000	1,005,100
5.20%, 12/29/49†Δ	300,000	299,625
Barrick North America Finance LLC
5.75%, 05/01/43	1,970,000	2,294,500
Beazer Homes USA, Inc.
7.25%, 02/01/23Δ	50,000	51,875
Berry Petroleum Co. LLC
6.38%, 09/15/22+#Δ	60,000	36,900
Best Buy Co., Inc.
5.00%, 08/01/18	3,455,000	3,590,885
Blue Cube Spinco, Inc.
10.00%, 10/15/25	1,525,000	1,849,062
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	200,000	203,500
Braskem America Finance Co.
7.13%, 07/22/41	900,000	958,950
CalAmp Corporation
1.63%, 05/15/20 CONV	65,000	64,838
CalAtlantic Group, Inc.
0.25%, 06/01/19 CONVΔ	140,000	132,125
California Resources Corporation
8.00%, 12/15/22 144A	680,000	555,050
Calpine Corporation
5.88%, 01/15/24 144A	274,000	290,098
Care Capital Properties LP REIT
5.13%, 08/15/26	220,000	218,023
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23Δ	320,000	322,400
CBC Ammo LLC
7.25%, 11/15/21 144A	350,000	350,000
CCO Holdings LLC
5.38%, 05/01/25 144A	130,000	133,738
Celgene Corporation
5.00%, 08/15/45	310,000	325,723
Cemex Finance LLC
9.38%, 10/12/22	550,000	595,650
Cengage Learning, Inc.
9.50%, 06/15/24 144AΔ	430,000	387,000
Centene Corporation
4.75%, 05/15/22	550,000	567,875
6.13%, 02/15/24	200,000	215,250
4.75%, 01/15/25	260,000	262,114
CenturyLink, Inc.
5.63%, 04/01/20	295,000	310,384
7.60%, 09/15/39	810,000	720,139
7.65%, 03/15/42	165,000	145,819
Charter Communications Operating LLC
6.48%, 10/23/45	300,000	346,599
Chemours Co.
6.63%, 05/15/23Δ	375,000	399,375
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	145,000	145,544
6.88%, 11/15/20	5,000	5,012
6.13%, 02/15/21Δ	665,000	648,375
5.38%, 06/15/21	80,000	74,800
4.88%, 04/15/22Δ	2,570,000	2,325,850
5.75%, 03/15/23Δ	870,000	796,050
5.50%, 09/15/26 CONV 144A	40,000	41,625
2.50%, 05/15/37 CONV	3,000	2,985
Ciena Corporation
0.88%, 06/15/17 CONV	950,000	950,594
3.75%, 10/15/18 CONV 144A	415,000	543,650

74	See Notes to Schedules of Investments.

	Par	Value
Cincinnati Bell, Inc.
7.00%, 07/15/24 144A	$355,000	$373,194
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	153,450
CIT Group, Inc.
5.00%, 08/15/22	500,000	524,685
5.00%, 08/01/23	670,000	700,150
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	466,769
3.50%, 05/15/23	1,305,000	1,316,277
5.35%, 04/29/49†Δ	360,000	360,450
5.95%, 12/29/49†	250,000	260,627
6.30%, 12/29/49†	1,330,000	1,388,188
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20	345,000	348,881
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	113,438
CME Group, Inc.
5.30%, 09/15/43	860,000	1,029,451
Comcast Corporation
5.15%, 03/01/20	170,000	185,257
3.15%, 03/01/26	1,010,000	994,877
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A	70,000	35,350
ConocoPhillips
6.50%, 02/01/39	20,000	25,554
Consolidated Communications, Inc.
6.50%, 10/01/22	60,000	57,900
Continental Airlines Class A Pass-Through Trust Series 2007-1
5.98%, 10/19/23	411,175	452,806
Continental Resources, Inc.
4.50%, 04/15/23	30,000	29,344
3.80%, 06/01/24	130,000	121,550
4.90%, 06/01/44Δ	370,000	320,050
Crestwood Midstream Partners LP
6.25%, 04/01/23	120,000	125,100
Crown Americas LLC
4.25%, 09/30/26 144A	250,000	241,095
CSC Holdings LLC
10.88%, 10/15/25 144A	1,070,000	1,289,350
CST Brands, Inc.
5.00%, 05/01/23	170,000	176,375
CTR Partnership LP REIT
5.88%, 06/01/21	500,000	515,000
Cummins, Inc.
5.65%, 03/01/98	860,000	914,718
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,480,555
DaVita, Inc.
5.00%, 05/01/25	90,000	90,450
Delta Air Lines Class B Pass-Through Trust Series 2007-1
8.02%, 02/10/24	46,600	53,415
Diamond 1 Finance Corporation
4.42%, 06/15/21 144A	970,000	1,015,324
5.88%, 06/15/21 144A	500,000	525,817
7.13%, 06/15/24 144AΔ	290,000	320,752
6.02%, 06/15/26 144A	260,000	283,942
8.10%, 07/15/36 144A	440,000	554,042
8.35%, 07/15/46 144A	240,000	310,946
Dillard’s, Inc.
7.75%, 07/15/26	890,000	1,032,769
DISH DBS Corporation
5.88%, 07/15/22	600,000	631,872
5.00%, 03/15/23	410,000	413,075
5.88%, 11/15/24	1,370,000	1,443,980
7.75%, 07/01/26	290,000	337,850
DJO Finance LLC
8.13%, 06/15/21 144A	830,000	728,325
Dollar Tree, Inc.
5.75%, 03/01/23	920,000	984,400
DPL, Inc.
6.75%, 10/01/19	235,000	247,925
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	109,681
8.38%, 06/15/32	75,000	94,671
Embarq Corporation
8.00%, 06/01/36	995,000	995,000
Enbridge Energy Partners LP
7.38%, 10/15/45	435,000	532,226
EnLink Midstream Partners LP
4.15%, 06/01/25	460,000	455,245
Enterprise Products Operating LLC
4.74%, 08/01/66†	60,000	59,925
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,350,069
Extraction Oil & Gas Holdings LLC
7.88%, 07/15/21 144A	400,000	424,000
First Data Corporation
7.00%, 12/01/23 144A	260,000	279,500
FirstCash, Inc.
6.75%, 04/01/21	40,000	41,900
FirstEnergy Corporation
7.38%, 11/15/31	185,000	241,704
Ford Motor Co.
6.63%, 10/01/28	850,000	1,003,997
4.75%, 01/15/43Δ	510,000	480,863
Ford Motor Credit Co. LLC
4.39%, 01/08/26	3,085,000	3,156,597
Freeport-McMoRan, Inc.
3.55%, 03/01/22Δ	380,000	354,350
5.40%, 11/14/34Δ	115,000	100,625
5.45%, 03/15/43	1,800,000	1,532,250
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	750,000	815,625
Frontier Communications Corporation
11.00%, 09/15/25 144A	295,000	288,362
7.88%, 01/15/27Δ	405,000	334,562
FTS International, Inc.
6.25%, 05/01/22	210,000	184,800
GameStop Corporation
5.50%, 10/01/19 144A	295,000	301,269
Gates Global LLC
6.00%, 07/15/22 144A	195,000	199,388
General Electric Co.
3.15%, 09/07/22	95,000	98,124
6.75%, 03/15/32	30,000	40,514
6.88%, 01/10/39	161,000	229,069

See Notes to Schedules of Investments.	75

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
General Motors Co.
5.20%, 04/01/45	$210,000	$206,594
General Motors Financial Co., Inc.
3.45%, 04/10/22	300,000	302,630
5.25%, 03/01/26	625,000	672,681
Genesis Energy LP
5.63%, 06/15/24	130,000	127,725
Genworth Holdings, Inc.
4.90%, 08/15/23	65,000	54,438
4.80%, 02/15/24	90,000	74,475
GEO Group, Inc. REIT
5.88%, 10/15/24	100,000	102,750
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	925,133
Gilead Sciences, Inc.
4.00%, 09/01/36	120,000	114,277
4.15%, 03/01/47	540,000	504,842
Global Marine, Inc.
7.00%, 06/01/28Δ	45,000	40,050
Goldman Sachs Capital II
4.00%, 12/29/49†	58,000	48,665
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	131,725
6.75%, 10/01/37	355,000	439,367
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	1,030,000	1,074,419
7.00%, 03/15/28	690,000	755,550
Guitar Center, Inc.
6.50%, 04/15/19 144AΔ	310,000	261,950
Hanesbrands, Inc.
4.63%, 05/15/24 144A	160,000	158,600
4.88%, 05/15/26 144AΔ	150,000	148,125
Hardwoods Acquisition, Inc.
7.50%, 08/01/21 144A	20,000	17,900
Harris Corporation
5.05%, 04/27/45	30,000	32,951
HCA, Inc.
7.50%, 02/15/22	40,000	45,850
5.88%, 05/01/23Δ	80,000	86,600
8.36%, 04/15/24	90,000	106,537
5.38%, 02/01/25	190,000	198,550
7.69%, 06/15/25	815,000	932,156
7.58%, 09/15/25	715,000	807,056
5.88%, 02/15/26	680,000	719,100
5.25%, 06/15/26	500,000	527,500
4.50%, 02/15/27	200,000	200,500
7.05%, 12/01/27	20,000	22,075
7.50%, 11/06/33	205,000	225,244
7.75%, 07/15/36	120,000	132,750
Hercules, LLC
6.50%, 06/30/29	250,000	240,625
Hexion, Inc.
9.00%, 11/15/20Δ	185,000	139,675
IASIS Healthcare LLC
8.38%, 05/15/19	530,000	510,125
Iconix Brand Group, Inc.
1.50%, 03/15/18 CONVΔ	225,000	213,750
Intel Corporation
3.25%, 08/01/39 CONV	274,000	479,159
International Lease Finance Corporation
3.88%, 04/15/18	10,000	10,198
6.25%, 05/15/19	75,000	80,852
4.63%, 04/15/21	300,000	316,902
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	944,738
Iron Mountain, Inc. REIT
6.00%, 10/01/20 144A	70,000	73,500
iStar, Inc. REIT
7.13%, 02/15/18	150,000	155,812
4.88%, 07/01/18	95,000	95,950
J.C. Penney Corporation, Inc.
6.38%, 10/15/36	480,000	368,400
7.63%, 03/01/97Δ	815,000	635,700
Jefferies Finance LLC
7.50%, 04/15/21 144A	275,000	278,438
6.88%, 04/15/22 144A	200,000	192,000
Jefferies Group LLC
5.13%, 04/13/18	55,000	56,737
6.88%, 04/15/21	270,000	308,505
5.13%, 01/20/23	305,000	328,165
6.45%, 06/08/27	35,000	39,667
3.88%, 11/01/29 CONV	55,000	55,756
6.25%, 01/15/36	1,135,000	1,196,192
6.50%, 01/20/43	510,000	555,013
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	256,166
6.13%, 12/29/49†	260,000	275,925
K. Hovnanian Enterprises, Inc.
7.00%, 01/15/19 144A	115,000	100,337
8.00%, 11/01/19 144A	165,000	136,538
5.00%, 11/01/21	795,000	628,050
KB Home
1.38%, 02/01/19 CONVΔ	440,000	452,925
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	81,757
6.95%, 01/15/38	90,000	104,730
Kinder Morgan, Inc.
7.75%, 01/15/32	80,000	100,023
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	196,000	209,660
5.20%, 07/15/45	40,000	41,906
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	440,000	449,900
4.88%, 11/01/26 144A	310,000	316,975
Lennar Corporation
4.75%, 11/15/22	315,000	326,025
Lockheed Martin Corporation
3.80%, 03/01/45	1,090,000	1,027,930
Magnum Hunter Resources Corporation (Escrow)
0.00%, 12/31/20+Ω	470,000	—
Masco Corporation
7.75%, 08/01/29Δ	250,000	322,122
6.50%, 08/15/32	175,000	207,063
MBIA Insurance Corporation
12.28%, 01/15/33 144A†	435,000	206,625
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	355,938
Michael Baker International LLC
8.25%, 10/15/18 144A	60,000	60,600
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	402,850
Micron Technology, Inc.
5.25%, 08/01/23 144A	330,000	339,900

76	See Notes to Schedules of Investments.

	Par	Value
5.25%, 01/15/24 144A	$190,000	$196,116
5.50%, 02/01/25Δ	865,000	901,762
5.63%, 01/15/26 144A	985,000	1,039,175
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	1,053,062
Miran Mid-Atlantic Pass-Through Trust Series C
10.06%, 12/30/28	769,693	697,534
Morgan Stanley
4.75%, 11/16/18(A)	275,000	216,519
5.75%, 01/25/21	205,000	227,758
3.13%, 08/05/21(C)	535,000	418,198
4.10%, 05/22/23	370,000	382,649
6.25%, 08/09/26	400,000	476,768
4.35%, 09/08/26	940,000	964,673
3.95%, 04/23/27	125,000	124,053
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	109,957
MPH Acquisition Holdings LLC
7.13%, 06/01/24 144A	350,000	377,169
MPLX LP
4.50%, 07/15/23Δ	20,000	20,828
4.88%, 12/01/24 144A	460,000	484,643
4.88%, 06/01/25	75,000	78,690
MPT Operating Partnership LP REIT
5.25%, 08/01/26	340,000	336,600
Murray Energy Corporation
11.25%, 04/15/21 144A	310,000	241,025
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,476,732
Navient Corporation
5.00%, 06/15/18	700,000	704,375
8.45%, 06/15/18	472,000	503,860
5.50%, 01/15/19	75,000	77,887
4.88%, 06/17/19	220,000	225,775
8.00%, 03/25/20	600,000	653,250
5.88%, 03/25/21	320,000	323,200
5.50%, 01/25/23Δ	1,720,000	1,649,050
6.13%, 03/25/24	1,480,000	1,417,100
5.88%, 10/25/24	600,000	562,686
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	10,000	10,088
New Albertsons, Inc.
7.75%, 06/15/26	410,000	402,825
7.45%, 08/01/29	1,375,000	1,309,688
8.00%, 05/01/31	1,210,000	1,173,700
Newell Brands, Inc.
3.85%, 04/01/23	680,000	703,744
4.00%, 12/01/24	445,000	460,323
Newfield Exploration Co.
5.63%, 07/01/24	955,000	1,011,106
Newmont Mining Corporation
4.88%, 03/15/42	575,000	576,722
NGL Energy Partners LP
7.50%, 11/01/23 144A	460,000	477,250
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	225,000
Nine West Holdings, Inc.
6.13%, 11/15/34	125,000	28,750
NRG Energy, Inc.
7.25%, 05/15/26Δ	230,000	238,050
6.63%, 01/15/27 144AΔ	260,000	260,650
NRG REMA LLC
9.68%, 07/02/26	300,000	220,875
Nuance Communications, Inc.
1.00%, 12/15/35 CONV 144A	1,215,000	1,159,049
NWH Escrow Corporation
7.50%, 08/01/21 144A	100,000	89,000
Oasis Petroleum, Inc.
6.50%, 11/01/21	190,000	191,425
6.88%, 01/15/23Δ	235,000	240,288
Old Republic International Corporation
3.75%, 03/15/18 CONV	1,525,000	2,036,828
4.88%, 10/01/24	520,000	554,211
ON Semiconductor Corporation
1.00%, 12/01/20 CONVΔ	645,000	707,484
ONEOK Partners LP
4.90%, 03/15/25Δ	60,000	63,615
6.20%, 09/15/43Δ	20,000	22,468
Outfront Media Capital LLC
5.25%, 02/15/22	110,000	114,262
5.88%, 03/15/25Δ	170,000	178,712
Owens Corning
7.00%, 12/01/36	1,800,000	2,208,065
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A	1,500,000	1,528,125
Pactiv LLC
8.38%, 04/15/27	200,000	224,000
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	898,580
Post Holdings, Inc.
5.00%, 08/15/26 144A	590,000	566,400
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	570,000	642,319
Pride International, Inc.
7.88%, 08/15/40	270,000	251,100
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,691,250
6.38%, 05/15/33	470,000	484,100
6.00%, 02/15/35	180,000	177,300
QEP Resources, Inc.
6.88%, 03/01/21	180,000	192,150
5.38%, 10/01/22	135,000	133,650
5.25%, 05/01/23Δ	1,500,000	1,478,085
Quicken Loans, Inc.
5.75%, 05/01/25 144A	1,395,000	1,377,562
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	238,500
Qwest Corporation
6.88%, 09/15/33	2,124,000	2,120,304
7.25%, 10/15/35	110,000	109,413
R.R. Donnelley & Sons Co.
7.00%, 02/15/22	38,000	38,760
6.00%, 04/01/24Δ	465,000	435,356
Rain CII Carbon LLC
8.50%, 01/15/21(E)	100,000	110,681
Range Resources Corporation
5.00%, 08/15/22 144A	520,000	517,400
5.00%, 03/15/23 144AΔ	1,450,000	1,433,688
4.88%, 05/15/25Δ	240,000	231,000
Regency Energy Partners LP
5.88%, 03/01/22	340,000	374,072

See Notes to Schedules of Investments.	77

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 10/01/22	$80,000	$85,168
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	573,108
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	60,000	61,801
Rovi Corporation
0.50%, 03/01/20 CONVΔ	985,000	973,303
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	56,782
Sanchez Energy Corporation
7.75%, 06/15/21Δ	70,000	69,475
6.13%, 01/15/23Δ	140,000	130,550
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	26,140
5.50%, 09/15/25 144A	555,000	589,687
ServiceMaster Co. LLC
7.45%, 08/15/27	1,195,000	1,311,512
Simmons Foods, Inc.
7.88%, 10/01/21 144A	500,000	526,250
SM Energy Co.
5.00%, 01/15/24	40,000	38,000
Southern Copper Corporation
5.25%, 11/08/42	550,000	542,142
Southwestern Energy Co.
6.70%, 01/23/25Δ	280,000	277,200
Spectrum Brands, Inc.
5.75%, 07/15/25	910,000	966,875
Springleaf Finance Corporation
7.75%, 10/01/21Δ	145,000	154,969
8.25%, 10/01/23	55,000	58,231
Sprint Capital Corporation
6.88%, 11/15/28	2,865,000	3,033,319
8.75%, 03/15/32	645,000	777,225
Sprint Communications, Inc.
11.50%, 11/15/21	570,000	718,200
Sprint Corporation
7.88%, 09/15/23	680,000	754,800
Steel Dynamics, Inc.
6.38%, 08/15/22	400,000	418,500
Targa Resources Partners LP
4.25%, 11/15/23	430,000	422,475
6.75%, 03/15/24	1,050,000	1,144,500
5.13%, 02/01/25 144AΔ	370,000	382,488
5.38%, 02/01/27 144A	70,000	72,800
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	424,350
Tenet Healthcare Corporation
5.00%, 03/01/19 144A	560,000	563,657
7.50%, 01/01/22 144AΔ	110,000	119,075
8.13%, 04/01/22	310,000	325,112
6.75%, 06/15/23 144AΔ	285,000	280,725
6.88%, 11/15/31	85,000	73,312
Tesoro Logistics LP
6.13%, 10/15/21	70,000	73,412
6.38%, 05/01/24	190,000	206,625
Textron, Inc.
6.63%, 04/07/20(U)	130,000	184,121
Time Warner Cable LLC
8.75%, 02/14/19	190,000	212,477
8.25%, 04/01/19	40,000	44,615
5.50%, 09/01/41	60,000	61,739
4.50%, 09/15/42	105,000	95,505
Time Warner, Inc.
4.00%, 01/15/22	100,000	104,778
TMX Finance LLC
8.50%, 09/15/18 144A	50,000	46,250
TransDigm, Inc.
6.50%, 07/15/24	199,000	202,234
6.50%, 05/15/25	195,000	197,194
TRI Pointe Group, Inc.
4.38%, 06/15/19	100,000	102,750
5.88%, 06/15/24	5,000	5,175
TRU Taj LLC
12.00%, 08/15/21 144A	193,000	171,288
United Airlines Class A Pass-Through Trust Series 2014-1
4.00%, 10/11/27Δ	228,804	235,942
United Airlines Class B Pass-Through Trust Series 2014-2
4.63%, 03/03/24	77,186	79,020
United Airlines Pass-Through Trust Series 2007-1
6.64%, 01/02/24	169,880	183,895
United Rentals North America, Inc.
6.13%, 06/15/23	400,000	419,500
5.75%, 11/15/24	540,000	564,975
5.50%, 05/15/27	390,000	394,875
United States Steel Corporation
6.65%, 06/01/37Δ	760,000	676,400
Uniti Group, Inc. REIT
8.25%, 10/15/23	170,000	180,200
US Airways Class A Pass-Through Trust Series 2012-1
5.90%, 04/01/26	259,217	289,102
US Airways Class A Pass-Through Trust Series 2012-2
4.63%, 12/03/26	206,435	218,047
US Airways Class B Pass-Through Trust Series 2012-1
8.00%, 04/01/21	441,833	477,732
Valeant Pharmaceuticals International
6.38%, 10/15/20 144AΔ	30,000	27,300
Wells Fargo & Co.
4.48%, 01/16/24	124,000	132,240
5.88%, 12/29/49†Δ	240,000	259,006
West Corporation
4.75%, 07/15/21 144A	50,000	51,000
5.38%, 07/15/22 144A	690,000	680,512
Westlake Chemical Corporation
4.63%, 02/15/21 144A	60,000	62,323
4.88%, 05/15/23 144A	20,000	20,826
WestRock MWV LLC
8.20%, 01/15/30	145,000	196,694
7.95%, 02/15/31	45,000	61,041
WestRock RKT Co.
4.00%, 03/01/23	430,000	444,387
WEX, Inc.
4.75%, 02/01/23 144A	440,000	435,031

78	See Notes to Schedules of Investments.

	Par	Value
Weyerhaeuser Co. REIT
8.50%, 01/15/25	$405,000	$531,438
6.95%, 10/01/27	55,000	66,574
7.38%, 03/15/32	370,000	487,722
6.88%, 12/15/33	490,000	598,754
Whiting Petroleum Corporation
5.00%, 03/15/19	755,000	756,888
5.75%, 03/15/21Δ	470,000	467,650
6.25%, 04/01/23Δ	1,210,000	1,210,000
William Lyon Homes, Inc.
7.00%, 08/15/22	20,000	21,000
Williams Cos., Inc.
7.50%, 01/15/31	60,000	70,200
5.75%, 06/24/44	440,000	444,400
Windstream Services LLC
7.75%, 10/15/20Δ	180,000	183,600
7.75%, 10/01/21Δ	485,000	480,150
7.50%, 06/01/22Δ	40,000	39,200
7.50%, 04/01/23Δ	235,000	222,075
WPX Energy, Inc.
8.25%, 08/01/23	430,000	480,525
XPO Logistics, Inc.
6.50%, 06/15/22 144A	20,000	21,075
6.13%, 09/01/23 144AΔ	490,000	511,438
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	150,000	156,750
4.75%, 04/29/25 144A	550,000	571,312

Total Corporate Bonds (Cost $160,025,428)		174,874,420

FOREIGN BONDS — 26.8%
Argentina — 1.1%
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	27,550,000	1,924,695
Argentine Republic Government International Bond
6.88%, 04/22/21 144A	680,000	732,020
7.50%, 04/22/26 144A	540,000	575,370
7.63%, 04/22/46 144A	300,000	306,000
Pampa Energia SA
7.50%, 01/24/27 144A	910,000	922,740
YPF SA
8.50%, 03/23/21 144A	460,000	505,168

		4,965,993

Armenia — 0.1%
Armenia International Bond
6.00%, 09/30/20	520,000	546,260

Australia — 0.6%
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144A	240,000	276,300
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,072,776
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	197,044

		2,546,120

Bermuda — 0.3%
Digicel, Ltd.
6.00%, 04/15/21Δ	540,000	493,425
NCL Corporation, Ltd.
4.63%, 11/15/20 144A	600,000	615,750
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	213,120

		1,322,295

Brazil — 1.0%
Brazil Notas do Tesouro Nacional Serie F
0.00%, 01/01/21(B)Ω	8,000,000	2,638,060
Brazilian Government International Bond
10.25%, 01/10/28(B)	5,250,000	1,710,535
Oi Brasil Holdings Cooperatief UA
5.75%, 02/10/22 144A#	933,000	305,558

		4,654,153

Canada — 3.7%
1011778 BC ULC
6.00%, 04/01/22 144A	890,000	925,600
Baytex Energy Corporation
5.13%, 06/01/21 144AΔ	110,000	99,825
5.63%, 06/01/24 144A	110,000	97,350
Bombardier, Inc.
6.00%, 10/15/22 144A	1,455,000	1,439,722
Canadian Government Bond
0.25%, 05/01/17(C)	4,720,000	3,548,563
0.25%, 11/01/17(C)	3,550,000	2,664,242
Entertainment One, Ltd.
6.88%, 12/15/22 144A(U)	180,000	246,946
HudBay Minerals, Inc.
7.25%, 01/15/23 144A	190,000	202,350
7.63%, 01/15/25 144A	450,000	490,500
MEG Energy Corporation
6.38%, 01/30/23 144A	45,000	40,444
7.00%, 03/31/24 144A	395,000	355,500
Methanex Corporation
5.25%, 03/01/22	75,000	78,662
Province of Ontario
2.10%, 09/08/18(C)	3,500,000	2,676,618
Province of Ontario Generic Residual STRIP
2.04%, 07/13/22(C)Ω	2,600,000	1,758,365
2.95%, 03/08/29(C)Ω	2,400,000	1,274,796
Stone Container Finance Company of Canada II Escrow
0.00%, 07/15/25+Ω	330,000	6,600
Teck Resources, Ltd.
8.00%, 06/01/21 144A	440,000	482,900
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	61,500
Valeant Pharmaceuticals International, Inc.
5.38%, 03/15/20 144AΔ	10,000	8,988
7.50%, 07/15/21 144A	40,000	35,200
5.50%, 03/01/23 144AΔ	190,000	147,250
5.88%, 05/15/23 144A	90,000	70,312
6.13%, 04/15/25 144AΔ	380,000	294,025

		17,006,258

See Notes to Schedules of Investments.	79

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cayman Islands — 1.2%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	$310,000	$323,562
5.50%, 02/15/24 144AΔ	560,000	583,800
Transocean Proteus, Ltd.
6.25%, 12/01/24 144A	1,605,000	1,665,188
Transocean, Inc.
5.55%, 10/15/22Δ	430,000	406,619
6.80%, 03/15/38Δ	50,000	41,375
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	252,813
Vale Overseas, Ltd.
6.88%, 11/21/36	592,000	639,419
XLIT, Ltd.
6.38%, 11/15/24	585,000	683,685
6.25%, 05/15/27	640,000	754,468

		5,350,929

Chile — 0.2%
AES Gener SA
5.25%, 08/15/21 144A	420,000	444,500
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144A	220,000	230,984
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24 144A	220,000	228,029

		903,513

Colombia — 0.7%
Colombia Government International Bond
5.63%, 02/26/44	1,847,000	2,017,848
Colombian TES
10.00%, 07/24/24(X)	23,100,000	9,657
Ecopetrol SA
5.88%, 09/18/23	190,000	206,387
4.13%, 01/16/25	170,000	165,070
5.38%, 06/26/26	80,000	82,024
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144A	250,000	258,125
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	268,450

		3,007,561

Ecuador — 0.2%
Ecuador Government International Bond
9.65%, 12/13/26 144A	810,000	840,375

France — 0.8%
3AB Optique Developpement SAS
5.63%, 04/15/19(E)	660,000	713,155
AXA SA
6.21%, 10/29/49(E)†	210,000	230,914
Europcar Groupe SA
5.75%, 06/15/22 144A(E)	170,000	190,695
SFR Group SA
5.63%, 05/15/24 144A(E)	160,000	181,574
Societe Generale SA
5.63%, 11/24/45 144A	1,985,000	2,092,660

		3,408,998

Germany — 0.8%
Bundesrepublik Deutschland
1.00%, 08/15/24(E)	2,180,000	2,509,249
CeramTec Group GmbH
8.25%, 08/15/21(E)	580,000	659,824
IHO Verwaltungs GmbH
Cash coupon 4.13% or PIK
4.88%, 09/15/21 144A	210,000	211,575
Cash coupon 4.75% or PIK
5.50%, 09/15/26 144A	210,000	205,275

		3,585,923

Honduras — 0.3%
Honduras Government International Bond
7.50%, 03/15/24	460,000	507,725
6.25%, 01/19/27 144A	620,000	630,614

		1,138,339

India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	963,529

Indonesia — 0.6%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	454,605
6.63%, 02/17/37	225,000	277,266
5.25%, 01/17/42 144A	1,710,000	1,833,202

		2,565,073

Ireland — 0.4%
AerCap Ireland Capital DAC
3.50%, 05/26/22Δ	300,000	302,635
Ardagh Packaging Finance PLC
4.63%, 05/15/23 144A	250,000	252,813
7.25%, 05/15/24 144A	460,000	493,925
GE Capital International Funding Co.
3.37%, 11/15/25 144A	246,000	252,742
4.42%, 11/15/35	569,000	601,992

		1,904,107

Italy — 1.7%
Enel SpA
7.75%, 09/10/75(U)†	440,000	613,822
Italy Buoni Poliennali del Tesoro
2.20%, 06/01/27(E)	5,730,000	6,062,157
Telecom Italia Capital SA
6.38%, 11/15/33	995,000	1,010,542
6.00%, 09/30/34	250,000	248,125

		7,934,646

Jersey — 0.1%
Adient Global Holdings, Ltd.
4.88%, 08/15/26 144A	430,000	423,012

Kenya — 0.1%
Kenya Government International Bond
6.88%, 06/24/24 144A	470,000	469,403

Kuwait — 0.3%
Kuwait International Government Bond
2.75%, 03/20/22 144A	1,370,000	1,373,699

80	See Notes to Schedules of Investments.

	Par	Value
Luxembourg — 0.9%
Altice Financing SA
6.63%, 02/15/23 144A	$400,000	$417,400
7.50%, 05/15/26 144A	260,000	276,900
ArcelorMittal
6.25%, 03/01/21	30,000	32,550
7.75%, 10/15/39	510,000	581,400
7.50%, 03/01/41	690,000	775,698
Evraz Group SA
6.50%, 04/22/20 144A	480,000	512,261
Globe Luxembourg SCA
9.63%, 05/01/18 144A	200,000	210,850
Intelsat Jackson Holdings SA
7.25%, 10/15/20	80,000	73,300
7.50%, 04/01/21	30,000	27,112
5.50%, 08/01/23	330,000	273,900
LSF9 Balta Issuer SA
7.75%, 09/15/22 144A(E)	360,000	420,069
Ultrapar International SA
5.25%, 10/06/26 144A	420,000	420,000

		4,021,440

Marshall Islands — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	78,975

Mexico — 2.3%
Cemex SAB de CV
6.50%, 12/10/19 144A	762,000	805,815
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,403,664
8.00%, 12/07/23(M)	41,500,000	2,338,672
10.00%, 12/05/24(M)	31,500,000	1,980,905
7.50%, 06/03/27(M)	7,500,000	412,168
8.50%, 05/31/29(M)	2,000,000	118,107
7.75%, 05/29/31(M)	3,000,000	166,695
7.75%, 11/13/42(M)	22,750,000	1,258,281
Petroleos Mexicanos
5.50%, 01/21/21	750,000	794,812
6.50%, 06/02/41	135,000	135,135

		10,414,254

Morocco & Antilles — 0.2%
OCP SA
5.63%, 04/25/24 144A	550,000	587,070
4.50%, 10/22/25 144A	520,000	514,215

		1,101,285

Netherlands — 2.3%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	750,000	1,026,335
Alcoa Nederland Holding BV
6.75%, 09/30/24 144A	380,000	409,450
7.00%, 09/30/26 144AΔ	250,000	273,750
Cooperatieve Rabobank UA
5.75%, 12/01/43	880,000	1,014,553
DPx Holdings BV
7.50%, 02/01/22 144A	90,000	95,062
EDP Finance BV
4.90%, 10/01/19 144A	1,600,000	1,682,384
4.13%, 01/15/20 144A	540,000	555,984
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	258,182
LyondellBasell Industries NV
5.75%, 04/15/24	260,000	297,589
Majapahit Holding BV
7.75%, 01/20/20Δ	890,000	1,006,323
Marfrig Holdings Europe BV
8.00%, 06/08/23 144A	480,000	502,704
Petrobras Global Finance BV
4.38%, 05/20/23	250,000	237,500
6.25%, 03/17/24Δ	1,160,000	1,192,480
6.88%, 01/20/40Δ	390,000	373,230
6.75%, 01/27/41	270,000	254,070
5.63%, 05/20/43	275,000	228,305
Telefonica Europe BV
6.75%, 11/29/49(U)†	300,000	405,268
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	227,000
Ziggo Bond Finance BV
5.88%, 01/15/25 144A	200,000	202,500

		10,242,669

New Zealand — 0.4%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,762,518

Norway — 0.3%
Norway Government Bond
4.25%, 05/19/17 144A(K)	12,330,000	1,442,644
4.50%, 05/22/19 144A(K)	172,000	21,685
3.75%, 05/25/21 144A(K)	129,000	16,744

		1,481,073

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,795

Peru — 0.1%
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	550,000	556,875

Philippines — 0.0%
Philippine Government International Bond
4.00%, 01/15/21Δ	200,000	212,619

Portugal — 0.3%
Portugal Government International Bond
5.13%, 10/15/24 144A	1,210,000	1,175,355

Russia — 1.0%
Russian Federal Bond-OFZ
8.15%, 02/03/27(Q)	257,799,000	4,714,880

Saudi Arabia — 0.3%
Saudi Government International Bond
2.38%, 10/26/21 144A	395,000	388,338
3.25%, 10/26/26 144A	875,000	851,813

		1,240,151

Singapore — 0.2%
BOC Aviation, Ltd.
3.00%, 03/30/20 144A	1,000,000	1,006,492

Spain — 0.0%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20Δ	75,000	80,843

See Notes to Schedules of Investments.	81

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Supranational — 0.5%
Inter-American Development Bank
6.00%, 12/15/17(Z)	$3,250,000	$2,336,965

Turkey — 0.2%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144A	680,000	657,328
Turkey Government International Bond
4.88%, 04/16/43	500,000	430,088

		1,087,416

United Kingdom — 3.2%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)Δ	310,000	407,867
Annington Finance No. 4 PLC
1.53%, 01/10/23(U)†	183,034	230,871
Barclays Bank PLC
7.63%, 11/21/22	680,000	744,991
Barclays PLC
2.63%, 11/11/25(E)†	300,000	323,129
Boparan Finance PLC
5.50%, 07/15/21(U)Δ	270,000	334,817
Ensco PLC
8.00%, 01/31/24Δ	33,000	33,577
5.75%, 10/01/44	60,000	45,600
HBOS PLC
6.75%, 05/21/18 144A	500,000	523,752
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	324,141
6.38%, 12/29/49†Δ	600,000	612,000
Interoute Finco PLC
7.38%, 10/15/20 144A(E)	600,000	681,047
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144AΔ	540,000	507,767
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	407,551
Lloyds Banking Group PLC
5.30%, 12/01/45 144A	1,581,000	1,682,031
Paragon Offshore PLC
6.75%, 07/15/22 144A#	177,000	32,745
7.25%, 08/15/24 144A#	410,000	75,850
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21(U)	400,000	516,186
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	145,000	144,482
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	2,000,435
6.00%, 12/19/23	275,000	291,078
3.63%, 03/25/24(E)†	890,000	970,938
Santander UK Group Holdings PLC
7.38%, 12/29/49(U)†	390,000	512,451
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	386,707
Standard Chartered PLC
5.13%, 06/06/34(U)	321,000	407,689
Synlab Bondco PLC
6.25%, 07/01/22(E)	270,000	311,094
Synlab Unsecured Bondco PLC
8.25%, 07/01/23(E)	170,000	200,384
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	274,939	363,515
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	589,893	752,445
Virgin Media Finance PLC
6.38%, 10/15/24 144A(U)	360,000	483,744
Virgin Media Secured Finance PLC
5.50%, 08/15/26 144A	200,000	203,500

		14,512,384

Virgin Islands (British) — 0.2%
GTL Trade Finance, Inc.
7.25%, 04/16/44 144A	730,000	720,875

Total Foreign Bonds (Cost $128,549,210)		121,661,050

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.8%
Brazil — 0.8%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $3,396,311)	3,263,000	3,501,949

LOAN AGREEMENTS — 2.2%
1011778 BC ULC Term B Loan
3.25%, 02/17/24	463,201	463,395
Air Medical Group Holdings, Inc. Term B Loan
4.25%, 04/28/22	297,727	297,447
American Airlines, Inc. Term B Loan
2.86%, 06/27/20	984,994	983,211
American Builders & Contractors Supply Co., Inc. Term B Loan
3.73%, 10/31/23	543,561	544,496
Avolon TLB Borrower 1 US LLC Term B-2 Loan
0.00%, 03/20/22S	380,000	384,910
Berry Plastics Corporation Term I Loan
3.48-3.52%, 10/01/22	269,921	271,495
CSC Holdings LLC Term B Loan
3.94%, 10/11/24	262,500	261,762
Energy Future Intermediate Holding Co., LLC DIP Term Loan
4.30%, 06/30/17	347,944	347,363
First Data Corporation Term C Loan
3.98%, 03/24/21	541,185	545,146
Flying Fortress, Inc. Term B Loan
0.00%, 10/30/22S	380,000	383,010
Hilton Worldwide Finance LLC Term B-2 Loan
0.00%, 10/25/23S	604,684	608,874
Magnum Hunter Resources Corporation Exit Term Loan
8.00%, 05/06/19+	42,522	42,310

82	See Notes to Schedules of Investments.

	Par	Value
Nord Anglia Education Finance LLC Term B Loan
5.00%, 03/31/21	$989,822	$992,920
Party City Holdings, Inc. Term B Loan
3.86-4.03%, 08/19/22	677,895	675,834
Petco Animal Supplies, Inc. Term B-1 Loan
4.29%, 01/26/23	407,940	383,565
PetSmart, Inc. Term B Loan
4.02%, 03/10/22	982,500	937,059
Univision Communications, Inc. Term C-5 Loan
3.75%, 03/15/24	730,397	725,525
Valeant Pharmaceuticals International, Inc. Term BF-1 Loan
5.57%, 04/01/22	697,246	698,787
Virgin Media Bristol LLC Term I Loan
3.66%, 01/31/25	413,428	414,333

Total Loan Agreements (Cost $10,019,827)		9,961,442

MORTGAGE-BACKED SECURITIES — 1.9%
Commercial Mortgage Trust Series 2007-CD4
5.40%, 12/11/49†	84,614	71,076
Credit Suisse Commercial Mortgage Trust Series 2006-C5
5.37%, 12/15/39	143,914	137,095
Credit Suisse Commercial Mortgage Trust Series 2007-C5
5.70%, 09/15/40†	129,789	130,356
5.87%, 09/15/40†	240,000	228,587
CSMC Trust Series 2015-SAMZ
6.65%, 08/15/22 144A†	1,000,000	999,940
Fannie Mae Connecticut Avenue Securities Series 2014-C02
3.58%, 05/25/24†	1,600,000	1,625,022
Fannie Mae Connecticut Avenue Securities Series 2015-C03
5.98%, 07/25/25†	1,390,000	1,526,078
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA3
5.68%, 04/25/28†	830,000	916,486
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA1
5.93%, 07/25/29†	1,060,000	1,060,666
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12
6.07%, 02/15/51†	40,000	38,002
Lone Star Portfolio Trust Series 2015-LSP
8.13%, 09/15/20 144A†	721,414	714,968
7.81%, 09/15/28 144A†	767,900	742,891
Morgan Stanley Resecuritization Trust Series 2015-R6
1.04%, 07/26/45 144A†	1,120,346	494,388

Total Mortgage-Backed Securities (Cost $8,392,571)		8,685,555

MUNICIPAL BOND — 0.0%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $126,631)	160,000	146,147

U.S. TREASURY OBLIGATIONS — 15.1%
U.S. Treasury Bill
0.60%, 06/22/17Δ	10,500,000	10,482,559

U.S. Treasury Bonds
3.50%, 02/15/39	860,000	946,789
4.25%, 05/15/39	40,000	48,862
3.88%, 08/15/40	30,000	34,693
2.75%, 08/15/42Δ	120,000	114,438
3.13%, 02/15/43	9,116,000	9,299,387
2.88%, 05/15/43	120,000	116,866
3.00%, 05/15/45	40,000	39,777
3.00%, 11/15/45Δ	920,000	914,537
2.50%, 05/15/46Δ	820,000	734,413
2.25%, 08/15/46Δ	960,000	812,513
2.88%, 11/15/46Δ	1,670,000	1,620,683

		14,682,958

U.S. Treasury Notes
0.88%, 04/15/17	30,000	30,002
0.75%, 10/31/17	10,780,000	10,768,843
0.63%, 04/30/18	530,000	527,298
0.75%, 08/31/18	4,000,000	3,977,344
1.38%, 09/30/18	250,000	250,767
1.50%, 12/31/18	5,875,000	5,903,459
1.63%, 06/30/19	10,000	10,067
1.25%, 10/31/19	110,000	109,583
3.63%, 02/15/21	14,549,000	15,934,140
1.88%, 01/31/22Δ	710,000	708,544
2.00%, 02/15/22	120,000	120,523
1.63%, 08/15/22	3,380,000	3,311,345
2.75%, 02/15/24	150,000	155,244
2.25%, 11/15/24	30,000	29,931
2.00%, 02/15/25	100,000	97,811
1.63%, 02/15/26	180,000	169,267
1.63%, 05/15/26	470,000	440,946
2.00%, 11/15/26Δ	1,220,000	1,178,730

		43,723,844

Total U.S. Treasury Obligations (Cost $67,628,429)		68,889,361

See Notes to Schedules of Investments.	83

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
COMMON STOCKS — 0.9%
Consumer Discretionary — 0.2%
Ford Motor Co.	96,849	$1,127,322

Energy — 0.1%
Hercules Offshore, Inc.+Δ*	46,644	13,154
Magnum Hunter Resources Corporation*	24,163	268,209

		281,363

Financial Services — 0.0%
Tricer Holdco SCA+*	4,654	14,153

Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	837,452

Technology — 0.4%
Corning, Inc.	70,534	1,904,418

Total Common Stocks (Cost $5,241,958)		4,164,708

FOREIGN COMMON STOCK — 0.0%
Canada — 0.0%
Pacific Exploration and Production Corporation* (Cost $105,661)	2,827	87,922

PREFERRED STOCKS — 0.5%
Arconic, Inc.
5.38%, 10/01/17 CONV	9,400	385,870
Bank of America Corporation
7.25%, 12/31/49 CONV	602	719,426
Chesapeake Energy Corporation
4.50%, 12/31/49 CONVΔ	1,229	74,219
5.00%, 12/31/49 CONVΔ	3,950	252,800
5.75%, 12/31/49 CONV 144A	50	32,375
5.75%, 12/31/49 CONV	30	19,478
5.75%, 12/31/49 CONVΔ	780	538,200
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV	3,880	194,000
iStar, Inc. REIT
4.50%, 12/31/49 CONV	50	2,533
Tricer Holdco SCA
0.00%, 12/31/49+*	2,068,500	20,685

Total Preferred Stocks (Cost $2,090,639)		2,239,586

MONEY MARKET FUNDS — 12.0%
GuideStone Money Market Fund (Investor Class)¥	33,084,945	33,084,945
Northern Institutional Liquid Assets Portfolio§	21,297,388	21,297,388

Total Money Market Funds (Cost $54,382,333)		54,382,333

TOTAL INVESTMENTS — 102.6% (Cost $457,478,543)		466,381,691

Liabilities in Excess of Other Assets — (2.6)%		(11,695,757)

NET ASSETS — 100.0%		$454,685,934

84	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$15,498,704	$—	$15,498,704	$—
Asset-Backed Security	2,288,514	—	2,288,514	—
Common Stocks	4,164,708	4,137,401	—	27,307
Corporate Bonds	174,874,420	—	174,837,520	36,900
Foreign Bonds:
Argentina	4,965,993	—	4,965,993	—
Armenia	546,260	—	546,260	—
Australia	2,546,120	—	2,546,120	—
Bermuda	1,322,295	—	1,322,295	—
Brazil	4,654,153	—	4,654,153	—
Canada	17,006,258	—	16,999,658	6,600
Cayman Islands	5,350,929	—	5,350,929	—
Chile	903,513	—	903,513	—
Colombia	3,007,561	—	3,007,561	—
Ecuador	840,375	—	840,375	—
France	3,408,998	—	3,408,998	—
Germany	3,585,923	—	3,585,923	—
Honduras	1,138,339	—	1,138,339	—
India	963,529	—	963,529	—
Indonesia	2,565,073	—	2,565,073	—
Ireland	1,904,107	—	1,904,107	—
Italy	7,934,646	—	7,934,646	—
Jersey	423,012	—	423,012	—
Kenya	469,403	—	469,403	—
Kuwait	1,373,699	—	1,373,699	—
Luxembourg	4,021,440	—	4,021,440	—
Marshall Islands	78,975	—	78,975	—
Mexico	10,414,254	—	10,414,254	—
Morocco & Antilles	1,101,285	—	1,101,285	—
Netherlands	10,242,669	—	10,242,669	—
New Zealand	1,762,518	—	1,762,518	—
Norway	1,481,073	—	1,481,073	—
Panama	3,795	—	3,795	—
Peru	556,875	—	556,875	—
Philippines	212,619	—	212,619	—
Portugal	1,175,355	—	1,175,355	—
Russia	4,714,880	—	4,714,880	—
Saudi Arabia	1,240,151	—	1,240,151	—
Singapore	1,006,492	—	1,006,492	—
Spain	80,843	—	80,843	—
Supranational	2,336,965	—	2,336,965	—
Turkey	1,087,416	—	1,087,416	—
United Kingdom	14,512,384	—	14,512,384	—
Virgin Islands (British)	720,875	—	720,875	—
Foreign Common Stock:
Canada	87,922	87,922	—	—
Foreign Government Inflation-Linked Bond	3,501,949	—	—	3,501,949
Loan Agreements	9,961,442	—	9,919,132	42,310
Money Market Funds	54,382,333	54,382,333	—	—
Mortgage-Backed Securities	8,685,555	—	6,476,259	2,209,296
Municipal Bond	146,147	—	146,147	—
Preferred Stocks	2,239,586	2,218,901	—	20,685
U.S. Treasury Obligations	68,889,361	—	68,889,361	—

Total Assets — Investments in Securities	$466,381,691	$60,826,557	$399,710,087	$5,845,047

Other Financial Instruments***
Forward Foreign Currency Contracts	$332,688	$—	$332,688	$—

Total Assets — Other Financial Instruments	$332,688	$—	$332,688	$—

See Notes to Schedules of Investments.	85

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Futures Contracts	$(28,692)	$(28,692)	$—	$—

Total Liabilities — Other Financial Instruments	$(28,692)	$(28,692)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts and forwards contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” and “Forward Foreign Currency Contracts” disclosures in the Notes to Schedules of Investments.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended March 31, 2017.

The unobservable inputs used in the fair value measurement of the reporting entity’s common stocks, corporate bonds, foreign bonds, foreign common stock, foreign government inflation-linked bond, loan agreements, mortgage-backed securities and preferred stocks are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks	Corporate Bonds	Foreign Bonds	Foreign Common Stock	Foreign Government Inflation- Linked Bond	Loan Agreements	Mortgage- Backed Securities	Preferred Stocks
Balance, 12/31/16	$7,325,559	$52,708	$—	$6,600	$34,200	$3,077,615	$41,879	$4,112,557	$—
Accrued discounts/ premiums	11,284	—	—	—	—	59	99	11,126	—
Realized gain (loss)	272,525	—	—	—	110,537	—	—	161,988	—
Change in unrealized appreciation (depreciation)	326,450	(16,987)	—	—	—	424,275	(520)	17,146	(97,464)
Purchases	147,476	26,588	—	—	—	—	852	1,887	118,149
Sales	(2,233,802)	(35,002)	—	—	(144,737)	—	—	(2,054,063)	—
Transfers in to Level 3(1)	36,900	—	36,900	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—	—	—
Maturities	—	—	—	—	—	—	—	—	—
Paydowns	(41,345)	—	—	—	—	—	—	(41,345)	—

Balance, 03/31/17	$5,845,047	$27,307	$36,900	$6,600	$—	$3,501,949	$42,310	$2,209,296	$20,685

(1)

Transfers in to Level 3 represent the value of securities at March 31, 2017 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

86	See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 42.9%
Consumer Discretionary — 4.4%
Advance Auto Parts, Inc.	294	$43,588
Amazon.com, Inc.*	2,433	2,156,952
AutoNation, Inc.*	58	2,453
AutoZone, Inc.*	1,301	940,688
Bed Bath & Beyond, Inc.	1,956	77,184
Best Buy Co., Inc.	458	22,511
BorgWarner, Inc.	232	9,695
Cable One, Inc.	213	133,012
CarMax, Inc.*	253	14,983
CBS Corporation Class B (Non-Voting Shares)	708	49,107
Charter Communications, Inc. Class A*	432	141,402
Chipotle Mexican Grill, Inc.*	905	403,196
Coach, Inc.	466	19,260
Comcast Corporation Class A	31,794	1,195,136
Costco Wholesale Corporation	15,700	2,632,733
Coty, Inc. Class A	700	12,691
D.R. Horton, Inc.	552	18,387
Darden Restaurants, Inc.	10,008	837,369
Discovery Communications, Inc. Class A*	180	5,236
Discovery Communications, Inc. Class C*	364	10,305
DISH Network Corporation Class A*	275	17,460
Dollar General Corporation	460	32,076
Dollar Tree, Inc.*	374	29,344
Domino’s Pizza, Inc.	2,746	506,088
eBay, Inc.*	1,618	54,316
Estee Lauder Cos., Inc. (The) Class A	19,093	1,618,895
Expedia, Inc.	288	36,337
Foot Locker, Inc.	320	23,939
Ford Motor Co.	6,620	77,057
Fortune Brands Home & Security, Inc.	114	6,937
Gap, Inc. (The)	301	7,311
General Motors Co.	2,773	98,053
Genuine Parts Co.	802	74,113
Goodyear Tire & Rubber Co. (The)	280	10,080
H&R Block, Inc.	43,558	1,012,723
Hanesbrands, Inc.	491	10,193
Harley-Davidson, Inc.	250	15,125
Hasbro, Inc.	196	19,565
Home Depot, Inc. (The)	14,710	2,159,869
Interpublic Group of Cos., Inc. (The)	849	20,860
Kohl’s Corporation	339	13,496
L Brands, Inc.	525	24,727
Leggett & Platt, Inc.	135	6,793
Lennar Corporation Class A	243	12,439
LKQ Corporation*	551	16,128
Lowe’s Cos., Inc.	11,593	953,061
Lululemon Athletica, Inc.*	1,143	59,287
Macy’s, Inc.	543	16,095
Marriott International, Inc. Class A	694	65,361
Mattel, Inc.	628	16,083
McDonald’s Corporation	20,254	2,625,121
Mohawk Industries, Inc.*	62	14,228
Netflix, Inc.*	4,029	595,526
Newell Brands, Inc.	917	43,255
News Corporation Class A	567	7,371
News Corporation Class B	636	8,586
NIKE, Inc. Class B	16,561	922,945
Nordstrom, Inc.	287	13,366
Omnicom Group, Inc.	506	43,622
O’Reilly Automotive, Inc.*	3,971	1,071,535
Panera Bread Co. Class A*	2,200	576,114
Priceline Group, Inc. (The)*	306	544,671
PulteGroup, Inc.	257	6,052
PVH Corporation	138	14,279
Ralph Lauren Corporation	53	4,326
Ross Stores, Inc.	4,600	303,002
Scripps Networks Interactive, Inc. Class A	121	9,483
Staples, Inc.	1,015	8,902
Starbucks Corporation	36,440	2,127,732
Target Corporation	15,135	835,301
TEGNA, Inc.	255	6,533
Tiffany & Co.	162	15,439
Time Warner, Inc.	7,373	720,416
TJX Cos., Inc. (The)	20,737	1,639,882
Tractor Supply Co.	4,088	281,949
TripAdvisor, Inc.*	1,061	45,793
Twenty-First Century Fox, Inc. Class A	1,877	60,796
Twenty-First Century Fox, Inc. Class B	766	24,343
Ulta Beauty, Inc.*	1,452	414,154
Under Armour, Inc. Class A*	210	4,154
Under Armour, Inc. Class C*	211	3,861
VF Corporation	493	27,100
Wal-Mart Stores, Inc.	85,105	6,134,368
Walt Disney Co. (The)	17,865	2,025,712
Whirlpool Corporation	160	27,413
Williams-Sonoma, Inc.	3,610	193,568
Wyndham Worldwide Corporation	274	23,095
Yum! Brands, Inc.	16,334	1,043,743

		38,207,435

Consumer Staples — 5.7%
Archer-Daniels-Midland Co.	895	41,206
Campbell Soup Co.	12,112	693,291
Casey’s General Stores, Inc.	1,186	133,129
Church & Dwight Co., Inc.	22,634	1,128,758
Clorox Co. (The)	9,761	1,316,076
Coca-Cola Co. (The)	67,310	2,856,636
Colgate-Palmolive Co.	30,572	2,237,565
Conagra Brands, Inc.	781	31,506
CVS Health Corporation	20,616	1,618,356
Dr. Pepper Snapple Group, Inc.	11,520	1,128,038
General Mills, Inc.	118,417	6,987,787
Hershey Co. (The)	5,655	617,809
Hormel Foods Corporation	20,100	696,063
Ingredion, Inc.	2,921	351,776
J.M. Smucker Co. (The)	682	89,397
Kellogg Co.	7,398	537,169
Kimberly-Clark Corporation	22,759	2,995,767
Kraft Heinz Co. (The)	11,299	1,026,062
Kroger Co. (The)	2,790	82,277
McCormick & Co., Inc. (Non-Voting Shares)	11,905	1,161,333
Mead Johnson Nutrition Co.	3,738	332,981

See Notes to Schedules of Investments.	87

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mondelez International, Inc. Class A	36,050	$1,553,034
Monster Beverage Corporation*	17,699	817,163
Nu Skin Enterprises, Inc. Class A	6,923	384,503
PepsiCo, Inc.	37,292	4,171,483
Procter & Gamble Co. (The)	155,659	13,985,961
Sysco Corporation	22,795	1,183,516
Tyson Foods, Inc. Class A	513	31,657
Walgreens Boots Alliance, Inc.	8,724	724,528
Whole Foods Market, Inc.	8,967	266,499

		49,181,326

Energy — 2.0%
Anadarko Petroleum Corporation	970	60,140
Apache Corporation	795	40,855
Baker Hughes, Inc.	716	42,831
Cabot Oil & Gas Corporation	793	18,961
Chesapeake Energy Corporation*	1,423	8,453
Chevron Corporation	51,623	5,542,762
Cimarex Energy Co.	158	18,879
Concho Resources, Inc.*	260	33,368
ConocoPhillips	4,057	202,323
Devon Energy Corporation	909	37,923
EOG Resources, Inc.	1,050	102,427
EQT Corporation	244	14,908
Exxon Mobil Corporation	85,335	6,998,323
Halliburton Co.	1,753	86,265
Helmerich & Payne, Inc.	350	23,300
Hess Corporation	400	19,284
Kinder Morgan, Inc.	2,911	63,285
Marathon Oil Corporation	1,361	21,504
Marathon Petroleum Corporation	921	46,547
Murphy Oil Corporation	380	10,864
National Oilwell Varco, Inc.	635	25,457
Newfield Exploration Co.*	284	10,482
Noble Energy, Inc.	885	30,391
Occidental Petroleum Corporation	63,908	4,049,211
ONEOK, Inc.	486	26,944
Phillips 66	702	55,612
Pioneer Natural Resources Co.	320	59,594
Range Resources Corporation	186	5,413
Southwestern Energy Co.*	876	7,157
Tesoro Corporation	143	11,592
Valero Energy Corporation	716	47,464
Williams Cos., Inc. (The)	1,187	35,123

		17,757,642

Financial Services — 8.5%
Affiliated Managers Group, Inc.	64	10,492
Aflac, Inc.	1,630	118,045
Alleghany Corporation*	1,440	885,110
Alliance Data Systems Corporation	78	19,422
Allstate Corporation (The)	47,445	3,866,293
American Express Co.	6,925	547,837
American Financial Group, Inc.	7,038	671,566
American International Group, Inc.	1,986	123,986
American Tower Corporation REIT	20,834	2,532,164
Ameriprise Financial, Inc.	269	34,884
Apartment Investment & Management Co. Class A REIT	481	21,332
Arthur J. Gallagher & Co.	451	25,500
Assurant, Inc.	75	7,175
AvalonBay Communities, Inc. REIT	351	64,444
Bank of America Corporation	17,723	418,086
Bank of Hawaii Corporation	9,804	807,457
Bank of New York Mellon Corporation (The)	34,870	1,646,910
BB&T Corporation	11,864	530,321
Berkshire Hathaway, Inc. Class B*	3,382	563,712
BlackRock, Inc.	3,040	1,165,870
Boston Properties, Inc. REIT	9,357	1,238,960
Capital One Financial Corporation	785	68,028
Capitol Federal Financial, Inc.	185,400	2,712,402
CBOE Holdings, Inc.	5,868	475,719
CBRE Group, Inc. Class A*	315	10,959
Charles Schwab Corporation (The)	2,096	85,538
Cincinnati Financial Corporation	334	24,138
Citigroup, Inc.	5,046	301,852
Citizens Financial Group, Inc.	634	21,905
CME Group, Inc.	705	83,754
Comerica, Inc.	14,102	967,115
Commerce Bancshares, Inc.	29,104	1,634,481
Crown Castle International Corporation REIT	1,012	95,583
Digital Realty Trust, Inc. REIT	278	29,576
Discover Financial Services	702	48,010
Dun & Bradstreet Corporation (The)	54	5,829
E*TRADE Financial Corporation*	326	11,374
Equifax, Inc.	179	24,476
Equinix, Inc. REIT	119	47,644
Equity Residential REIT	543	33,785
Erie Indemnity Co. Class A	1,436	176,197
Essex Property Trust, Inc. REIT	90	20,838
Extra Space Storage, Inc. REIT	139	10,340
Federal Realty Investment Trust REIT	55	7,342
Fidelity National Information Services, Inc.	549	43,711
Fifth Third Bancorp	1,381	35,077
Fiserv, Inc.*	888	102,395
FNF Group	1,309	50,972
Franklin Resources, Inc.	2,537	106,909
GGP, Inc. REIT	1,040	24,107
Global Payments, Inc.	200	16,136
Goldman Sachs Group, Inc. (The)	655	150,467
Hartford Financial Services Group, Inc. (The)	633	30,428
HCP, Inc. REIT	895	27,996
Host Hotels & Resorts, Inc. REIT	1,486	27,729
Huntington Bancshares, Inc.	1,372	18,371
Intercontinental Exchange, Inc.	960	57,475
Iron Mountain, Inc. REIT	502	17,906

88	See Notes to Schedules of Investments.

	Shares	Value
Jack Henry & Associates, Inc.	2,600	$242,060
JPMorgan Chase & Co.	63,053	5,538,576
KeyCorp	1,880	33,426
Kimco Realty Corporation REIT	474	10,471
Leucadia National Corporation	355	9,230
Lincoln National Corporation	300	19,635
Loews Corporation	130	6,080
M&T Bank Corporation	10,768	1,666,133
Macerich Co. (The) REIT	159	10,240
Markel Corporation*	1,441	1,406,214
Marsh & McLennan Cos., Inc.	74,872	5,532,292
MasterCard, Inc. Class A	17,173	1,931,447
Mercury General Corporation	3,847	234,629
MetLife, Inc.	13,102	692,048
Mid-America Apartment Communities, Inc. REIT	202	20,551
Moody’s Corporation	279	31,259
Morgan Stanley	2,825	121,023
Nasdaq, Inc.	251	17,432
Navient Corporation	520	7,675
New York Community Bancorp, Inc.	3,018	42,161
Northern Trust Corporation	37,670	3,261,469
PayPal Holdings, Inc.*	1,878	80,792
People’s United Financial, Inc.	674	12,267
PNC Financial Services Group, Inc. (The)	45,082	5,420,660
Principal Financial Group, Inc.	666	42,031
ProAssurance Corporation	3,571	215,153
Progressive Corporation (The)	64,073	2,510,380
Prologis, Inc. REIT	1,007	52,243
Prudential Financial, Inc.	899	95,905
Public Storage REIT	226	49,474
Realty Income Corporation REIT	388	23,098
Regions Financial Corporation	4,384	63,700
S&P Global, Inc.	430	56,218
Signature Bank*	1,459	216,501
Simon Property Group, Inc. REIT	789	135,732
SL Green Realty Corporation REIT	174	18,552
State Street Corporation	604	48,084
SunTrust Banks, Inc.	68,207	3,771,847
SVB Financial Group*	1,464	272,436
Synchrony Financial	1,268	43,492
T. Rowe Price Group, Inc.	5,106	347,974
TCF Financial Corporation	9,485	161,435
TFS Financial Corporation	8,840	146,921
Torchmark Corporation	321	24,730
Total System Services, Inc.	261	13,953
Travelers Cos., Inc. (The)	17,895	2,157,063
U.S. Bancorp	74,227	3,822,690
UDR, Inc. REIT	300	10,878
Unum Group	295	13,833
Ventas, Inc. REIT	697	45,333
Visa, Inc. Class A	31,637	2,811,580
Vornado Realty Trust REIT	299	29,993
W.R. Berkley Corporation	4,601	324,969
Wells Fargo & Co.	67,030	3,730,890
Welltower, Inc. REIT	717	50,778
Western Union Co. (The)	622	12,658
Weyerhaeuser Co. REIT	108,807	3,697,262
Zions Bancorporation	159	6,678

		74,278,364

Healthcare — 4.2%
Abbott Laboratories	6,105	271,123
AbbVie, Inc.	3,182	207,339
ABIOMED, Inc.*	2,890	361,828
Aetna, Inc.	756	96,428
Agilent Technologies, Inc.	647	34,207
Alexion Pharmaceuticals, Inc.*	399	48,375
Align Technology, Inc.*	2,927	335,756
Amgen, Inc.	2,100	344,547
Anthem, Inc.	3,984	658,874
Baxter International, Inc.	16,668	864,402
Becton Dickinson and Co.	5,433	996,630
Biogen, Inc.*	710	194,128
Bio-Rad Laboratories, Inc. Class A*	292	58,207
Bioverativ, Inc.*	164	8,931
Boston Scientific Corporation*	2,122	52,774
Bristol-Myers Squibb Co.	22,711	1,235,024
Bruker Corporation	781	18,221
C.R. Bard, Inc.	4,228	1,050,827
Cardinal Health, Inc.	10,793	880,169
Celgene Corporation*	1,324	164,745
Centene Corporation*	253	18,029
Cerner Corporation*	527	31,014
Cigna Corporation	450	65,920
Cooper Cos., Inc. (The)	110	21,988
Danaher Corporation	5,990	512,325
DaVita, Inc.*	200	13,594
DENTSPLY SIRONA, Inc.	281	17,546
DexCom, Inc.*	4,979	421,871
Edwards Lifesciences Corporation*	5,301	498,665
Eli Lilly & Co.	49,941	4,200,538
Express Scripts Holding Co.*	1,011	66,635
Gilead Sciences, Inc.	2,291	155,605
HCA Holdings, Inc.*	500	44,495
Henry Schein, Inc.*	4,011	681,750
Hologic, Inc.*	233	9,914
Humana, Inc.	232	47,824
IDEXX Laboratories, Inc.*	1,342	207,487
Illumina, Inc.*	269	45,902
Incyte Corporation*	228	30,477
Intuitive Surgical, Inc.*	958	734,278
Johnson & Johnson	118,686	14,782,341
Laboratory Corporation of America Holdings*	195	27,977
McKesson Corporation	629	93,256
Patterson Cos., Inc.	120	5,428
PerkinElmer, Inc.	318	18,463
Quest Diagnostics, Inc.	7,802	766,078
Regeneron Pharmaceuticals, Inc.*	312	120,903
ResMed, Inc.	559	40,231
Seattle Genetics, Inc.*	4,373	274,887
Stryker Corporation	11,779	1,550,705
Thermo Fisher Scientific, Inc.	705	108,288
United Therapeutics Corporation*	1,627	220,263
UnitedHealth Group, Inc.	16,191	2,655,486
Universal Health Services, Inc. Class B	174	21,654
Veeva Systems, Inc. Class A*	2,650	135,892
Vertex Pharmaceuticals, Inc.*	417	45,599

See Notes to Schedules of Investments.	89

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Zimmer Biomet Holdings, Inc.	334	$40,785
Zoetis, Inc.	2,773	147,995

		36,764,623

Materials & Processing — 1.2%
Acuity Brands, Inc.	1,023	208,692
Air Products & Chemicals, Inc.	12,386	1,675,702
Albemarle Corporation	215	22,713
Ball Corporation	226	16,783
Bemis Co., Inc.	80,600	3,938,116
CF Industries Holdings, Inc.	530	15,556
Dow Chemical Co. (The)	1,849	117,485
E.I. du Pont de Nemours & Co.	2,874	230,868
Eastman Chemical Co.	174	14,059
Ecolab, Inc.	6,919	867,227
Fastenal Co.	9,323	480,135
FMC Corporation	151	10,508
Freeport-McMoRan, Inc.*	1,994	26,640
International Flavors & Fragrances, Inc.	693	91,843
International Paper Co.	640	32,499
Martin Marietta Materials, Inc.	107	23,353
Masco Corporation	401	13,630
Monsanto Co.	713	80,712
Mosaic Co. (The)	713	20,805
NewMarket Corporation	415	188,090
Newmont Mining Corporation	1,042	34,344
Nucor Corporation	459	27,412
PPG Industries, Inc.	6,926	727,784
Praxair, Inc.	2,185	259,141
Sealed Air Corporation	225	9,806
Sherwin-Williams Co. (The)	3,728	1,156,388
Vulcan Materials Co.	294	35,421
WestRock Co.	409	21,280

		10,346,992

Producer Durables — 6.7%
3M Co.	40,797	7,805,690
Alaska Air Group, Inc.	2,858	263,565
American Airlines Group, Inc.	947	40,058
AMETEK, Inc.	278	15,034
Arconic, Inc.	520	13,697
Automatic Data Processing, Inc.	56,295	5,764,045
Boeing Co. (The)	13,155	2,326,593
C.H. Robinson Worldwide, Inc.	2,398	185,341
Carlisle Cos., Inc.	299	31,817
Caterpillar, Inc.	1,221	113,260
Cintas Corporation	3,375	427,073
CSX Corporation	1,818	84,628
Cummins, Inc.	1,550	234,360
Deere & Co.	484	52,688
Delta Air Lines, Inc.	1,480	68,021
Dover Corporation	192	15,427
Emerson Electric Co.	29,236	1,750,067
Expeditors International of Washington, Inc.	15,163	856,558
FedEx Corporation	3,423	667,998
FLIR Systems, Inc.	1,545	56,053
Flowserve Corporation	133	6,440
Fluor Corporation	182	9,577
Fortive Corporation	3,659	220,345
General Dynamics Corporation	4,956	927,763
General Electric Co.	65,930	1,964,714
Honeywell International, Inc.	15,552	1,941,978
Huntington Ingalls Industries, Inc.	1,631	326,591
Illinois Tool Works, Inc.	563	74,581
J.B. Hunt Transport Services, Inc.	1,066	97,795
Jacobs Engineering Group, Inc.	1,419	78,442
Kansas City Southern	154	13,207
L3 Technologies, Inc.	139	22,975
Landstar System, Inc.	8,571	734,106
Lockheed Martin Corporation	5,365	1,435,674
Mettler-Toledo International, Inc.*	1,916	917,592
Norfolk Southern Corporation	8,620	965,181
Northrop Grumman Corporation	5,607	1,333,569
PACCAR, Inc.	655	44,016
Parker-Hannifin Corporation	429	68,777
Paychex, Inc.	21,493	1,265,938
Quanta Services, Inc.*	139	5,158
Raytheon Co.	8,084	1,232,810
Republic Services, Inc.Δ	139,259	8,746,858
Robert Half International, Inc.	3,476	169,733
Rockwell Automation, Inc.	7,428	1,156,614
Rockwell Collins, Inc.	2,876	279,432
Rollins, Inc.	23,337	866,503
Roper Technologies, Inc.	165	34,071
Ryder System, Inc.	111	8,374
Snap-on, Inc.	44	7,422
Southwest Airlines Co.	12,795	687,859
Stanley Black & Decker, Inc.	10,720	1,424,366
Stericycle, Inc.*	97	8,040
Textron, Inc.	272	12,945
TransDigm Group, Inc.*	70	15,411
Union Pacific Corporation	7,675	812,936
United Continental Holdings, Inc.*	462	32,636
United Parcel Service, Inc. Class B	48,594	5,214,136
United Rentals, Inc.*	123	15,381
United Technologies Corporation	8,131	912,380
Verisk Analytics, Inc.*	707	57,366
W.W. Grainger, Inc.	2,009	467,615
Waste Management, Inc.	35,458	2,585,597
Waters Corporation*	738	115,357
Xerox Corporation	1,257	9,226
Xylem, Inc.	389	19,536

		58,118,996

Technology — 4.4%
Activision Blizzard, Inc.	1,188	59,234
Adobe Systems, Inc.*	8,263	1,075,264
Advanced Micro Devices, Inc.*	1,790	26,045
Akamai Technologies, Inc.*	1,033	61,670
Alphabet, Inc. Class A*	3,456	2,929,997
Alphabet, Inc. Class C*	513	425,564
Amphenol Corporation Class A	1,054	75,013
Analog Devices, Inc.	2,989	244,949
ANSYS, Inc.*	733	78,336
Apple, Inc.	22,148	3,181,782

90	See Notes to Schedules of Investments.

	Shares	Value
Applied Materials, Inc.	41,414	$1,611,005
Arista Networks, Inc.*	1,572	207,928
Autodesk, Inc.*	417	36,058
CA, Inc.	706	22,394
Cisco Systems, Inc.	64,963	2,195,749
Citrix Systems, Inc.*	271	22,599
Cognizant Technology Solutions Corporation Class A*	772	45,949
Corning, Inc.	1,580	42,660
CSRA, Inc.	165	4,833
Dolby Laboratories, Inc. Class A	2,230	116,874
Electronic Arts, Inc.*	523	46,819
F5 Networks, Inc.*	2,946	420,011
Facebook, Inc. Class A*	13,534	1,922,505
Gartner, Inc.*	4,526	488,763
Harris Corporation	225	25,036
Hewlett Packard Enterprise Co.	2,988	70,816
HP, Inc.	2,972	53,139
Intel Corporation	34,862	1,257,472
International Business Machines Corporation	10,012	1,743,490
Intuit, Inc.	13,910	1,613,421
IPG Photonics Corporation*	367	44,297
Juniper Networks, Inc.	571	15,891
KLA-Tencor Corporation	188	17,873
Lam Research Corporation	290	37,224
Maxim Integrated Products, Inc.	105,365	4,737,210
Microchip Technology, Inc.	519	38,292
Micron Technology, Inc.*	1,756	50,748
Microsoft Corporation	75,361	4,963,276
Motorola Solutions, Inc.	226	19,486
NetApp, Inc.	374	15,652
NVIDIA Corporation	8,571	933,639
Oracle Corporation	71,380	3,184,262
Palo Alto Networks, Inc.*	1,328	149,639
Qorvo, Inc.*	175	11,998
QUALCOMM, Inc.	13,426	769,847
Red Hat, Inc.*	303	26,210
salesforce.com, Inc.*	1,070	88,264
Skyworks Solutions, Inc.	1,047	102,585
Symantec Corporation	1,290	39,577
Synopsys, Inc.*	600	43,278
Teradata Corporation*	9,710	302,175
Texas Instruments, Inc.	23,588	1,900,249
VeriSign, Inc.*	180	15,680
Western Digital Corporation	476	39,284
Xilinx, Inc.	6,137	355,271
Yahoo!, Inc.*	1,518	70,450

		38,077,732

Utilities — 5.8%
AES Corporation	1,420	15,876
Alliant Energy Corporation	4,100	162,401
Ameren Corporation	18,862	1,029,677
American Electric Power Co., Inc.	16,406	1,101,335
American Water Works Co., Inc.	21,200	1,648,724
Aqua America, Inc.	38,993	1,253,625
AT&T, Inc.	82,862	3,442,916
Atmos Energy Corporation	60,357	4,767,599
CenterPoint Energy, Inc.	11,891	327,835
CenturyLink, Inc.	1,162	27,388
CMS Energy Corporation	355	15,883
Consolidated Edison, Inc.	16,860	1,309,348
Dominion Resources, Inc.	15,147	1,174,953
DTE Energy Co.	10,389	1,060,821
Duke Energy Corporation	13,455	1,103,445
Edison International	24,286	1,933,408
Entergy Corporation	614	46,639
Eversource Energy	29,053	1,707,735
Exelon Corporation	9,302	334,686
FirstEnergy Corporation	1,116	35,511
Level 3 Communications, Inc.*	391	22,373
NextEra Energy, Inc.	11,087	1,423,238
NiSource, Inc.	15,696	373,408
NRG Energy, Inc.	370	6,919
OGE Energy Corporation	10,332	361,413
ONE Gas, Inc.	68,076	4,601,938
PG&E Corporation	67,407	4,473,129
Pinnacle West Capital Corporation	35,565	2,965,410
PPL Corporation	5,163	193,045
Public Service Enterprise Group, Inc.	42,817	1,898,934
SCANA Corporation	161	10,521
Sempra Energy	9,189	1,015,384
Southern Co. (The)	30,575	1,522,023
UGI Corporation	26,917	1,329,700
Vectren Corporation	17,522	1,026,964
Verizon Communications, Inc.	97,349	4,745,764
WEC Energy Group, Inc.	8,713	528,269
Westar Energy, Inc.	17,800	966,006
Xcel Energy, Inc.	19,740	877,443

		50,841,686

Total Common Stocks (Cost $304,777,079)		373,574,796

FOREIGN COMMON STOCKS — 4.4%
Bermuda — 0.5%
Arch Capital Group, Ltd.*	13,762	1,304,225
Everest Re Group, Ltd.	8,316	1,944,364
Invesco, Ltd.	14,516	444,625
RenaissanceRe Holdings, Ltd.	3,909	565,437
Signet Jewelers, Ltd.	97	6,719
White Mountains Insurance Group, Ltd.	230	202,372
XL Group, Ltd.	452	18,017

		4,485,759

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	280	10,671

Curacao — 0.7%
Schlumberger, Ltd.	74,742	5,837,350

France — 0.9%
TOTAL SAΔ	147,725	7,472,296

Guernsey — 0.0%
Amdocs, Ltd.	1,249	76,177

Ireland — 0.7%
Accenture PLC Class A	12,922	1,549,089
Allegion PLC	94	7,116
Eaton Corporation PLC	837	62,064
Ingersoll-Rand PLC	431	35,049
Johnson Controls International PLC	1,765	74,342
Mallinckrodt PLC*	2,126	94,756
Medtronic PLC	46,965	3,783,500
Pentair PLC	224	14,063
Seagate Technology PLC	738	33,896

See Notes to Schedules of Investments.	91

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Willis Towers Watson PLC	205	$26,832

		5,680,707

Jersey — 0.1%
Delphi Automotive PLC	8,551	688,270

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	290	28,452

Netherlands — 0.3%
Frank’s International NVΔ	67,902	717,724
LyondellBasell Industries NV Class A	618	56,356
Mylan NV*	3,568	139,116
Unilever NV CVA	43,300	2,151,188

		3,064,384

Panama — 0.0%
Carnival Corporation	789	46,480

Singapore — 0.0%
Broadcom, Ltd.	707	154,805

Switzerland — 1.1%
Chubb, Ltd.	49,009	6,677,476
Garmin, Ltd.	5,460	279,061
Roche Holding AG	10,100	2,579,324
TE Connectivity, Ltd.	617	45,997
Transocean, Ltd.*	893	11,118

		9,592,976

United Kingdom — 0.1%
Aon PLC	7,128	846,022
Nielsen Holdings PLC	545	22,514
TechnipFMC PLC*	280	9,100

		877,636

Total Foreign Common Stocks (Cost $33,350,279)		38,015,963

PREFERRED STOCKS — 2.2%
Bank of America Corporation
7.25%, 12/31/49 CONV	3,708	4,431,282
Spire, Inc.
6.75%, 04/01/17 CONV	80,076	4,698,059
U.S. Bancorp
6.00%, 12/31/49†	267,400	6,685,000
Wells Fargo & Co.
7.50%, 12/31/49 CONV	1,899	2,354,760
Welltower, Inc.,
6.50%, 12/31/49 CONVΔ	15,100	953,112

Total Preferred Stocks (Cost $19,330,740)		19,122,213

MASTER LIMITED PARTNERSHIP — 0.5%
Spectra Energy Partners LP (Cost $4,713,217)	108,172	4,722,789

MONEY MARKET FUNDS — 6.1%
GuideStone Money Market Fund (Investor Class)¥	28,897,329	28,897,329
Northern Institutional Liquid Assets Portfolio§	24,069,061	24,069,061

Total Money Market Funds (Cost $52,966,390)		52,966,390

SYNTHETIC CONVERTIBLE INSTRUMENTS — 0.5%
Credit Suisse AG+ 144A	8,300	578,958
Goldman Sachs International+ CONV	9,100	619,583
Morgan Stanley BV+	6,000	803,160
UBS AG+ CONV 144A	21,000	2,162,284
Wells Fargo Bank NA+ 144A	11,300	654,699

Total Synthetic Convertible Instruments (Cost $4,831,248)		4,818,684

	Par
CORPORATE BONDS — 23.8%
Advanced Micro Devices, Inc.
2.13%, 09/01/26 CONV	$315,000	622,912
Akamai Technologies, Inc.
(2.79)%, 02/15/19 CONVΩΔ	4,555,000	4,515,167
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONV	2,205,000	2,218,781
Ares Capital Corporation
4.38%, 01/15/19 CONV	2,716,000	2,787,295
3.75%, 02/01/22 CONV 144AΔ	1,265,000	1,265,791
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/20 CONV	3,441,000	4,079,736
Blackhawk Network Holdings, Inc.
1.50%, 01/15/22 CONV 144AΔ	3,150,000	3,376,406
Brookdale Senior Living, Inc.
2.75%, 06/15/18 CONV	906,000	894,675
CalAtlantic Group, Inc.
1.63%, 05/15/18 CONV	2,077,000	2,618,318
0.25%, 06/01/19 CONV	570,000	537,938
Centene Corporation
5.63%, 02/15/21	935,000	980,908
Chart Industries, Inc.
2.00%, 08/01/18 CONVΔ	2,282,000	2,264,885
Chesapeake Energy Corporation
5.50%, 09/15/26 CONV 144A	705,000	733,641
Ciena Corporation
3.75%, 10/15/18 CONV 144A	470,000	615,700
Citigroup, Inc.
5.95%, 07/29/49†	2,874,000	3,003,330
Citrix Systems, Inc.
0.50%, 04/15/19 CONV	3,200,000	4,024,000
Colony Starwood Homes REIT
3.00%, 07/01/19 CONV	1,680,000	1,996,050
3.50%, 01/15/22 CONV 144AΔ	550,000	584,719
DISH Network Corporation
2.38%, 03/15/24 CONV 144A	2,140,000	2,194,838
3.38%, 08/15/26 CONV 144A	1,355,000	1,643,784
Dycom Industries, Inc.
0.75%, 09/15/21 CONV	1,583,000	1,855,078
Echo Global Logistics, Inc.
2.50%, 05/01/20 CONVΔ	1,405,000	1,330,359
Electronics for Imaging, Inc.
0.75%, 09/01/19 CONVΔ	3,405,000	3,707,194

92	See Notes to Schedules of Investments.

	Par	Value
Empire State Realty OP LP REIT
2.63%, 08/15/19 CONV 144A	$385,000	$438,659
Envestnet, Inc.
1.75%, 12/15/19 CONV	1,310,000	1,224,031
Euronet Worldwide, Inc.
1.50%, 10/01/44 CONVΔ	771,000	978,688
Extra Space Storage LP REIT
3.13%, 10/01/35 CONV 144A	2,420,000	2,510,750
Finisar Corporation
0.50%, 12/15/36 CONV 144A	1,495,000	1,461,362
FireEye, Inc.
1.00%, 06/01/35 CONVΔ	1,630,000	1,538,312
General Electric Co.
5.00%, 12/29/49†	5,724,000	6,045,975
Goldman Sachs Group, Inc.
5.30%, 12/29/49†Δ	1,624,000	1,658,510
HCA, Inc.
6.50%, 02/15/20	910,000	998,161
Hologic, Inc.
1.86%, 12/15/43 CONVΩΔ	2,257,000	2,798,680
Huron Consulting Group, Inc.
1.25%, 10/01/19 CONVΔ	2,430,000	2,264,456
Inphi Corporation
0.75%, 09/01/21 CONV 144A	1,075,000	1,194,594
Integrated Device Technology, Inc.
0.88%, 11/15/22 CONV	2,559,000	2,570,196
Intel Corporation
3.48%, 12/15/35 CONV	4,562,000	6,221,428
Janus Capital Group, Inc.
0.75%, 07/15/18 CONV	460,000	603,462
Lam Research Corporation
1.25%, 05/15/18 CONVΔ	1,552,000	3,295,090
Liberty Interactive LLC
1.75%, 09/30/46 CONV 144A	955,000	1,078,553
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV 144A	975,000	1,076,766
Liberty Media Corporation
1.38%, 10/15/23 CONV	933,000	1,059,538
2.25%, 09/30/46 CONV 144A	2,000,000	2,165,000
Ligand Pharmaceuticals, Inc.
0.75%, 08/15/19 CONVΔ	360,000	538,200
Live Nation Entertainment, Inc.
2.50%, 05/15/19 CONVΔ	2,955,000	3,219,103
Macquarie Infrastructure Corporation
2.88%, 07/15/19 CONV	2,083,000	2,339,469
2.00%, 10/01/23 CONVΔ	2,460,000	2,423,100
Medidata Solutions, Inc.
1.00%, 08/01/18 CONVΔ	3,367,000	3,859,424
Meritor, Inc.
7.88%, 03/01/26 CONV	655,000	1,147,888
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	2,118,000	3,047,272
1.63%, 02/15/27 CONV 144A	5,789,000	5,893,926
Micron Technology, Inc.
3.00%, 11/15/43 CONV	515,000	579,697
Molina Healthcare, Inc.
1.63%, 08/15/44 CONVΔ	2,796,000	2,963,760
Nabors Industries, Inc.
0.75%, 01/15/24 CONV 144A	1,030,000	967,556
National Health Investors, Inc. REIT
3.25%, 04/01/21 CONV	1,149,000	1,286,162
Navistar International Corporation
4.75%, 04/15/19 CONV	2,424,000	2,336,130
Nice Systems, Inc.
1.25%, 01/15/24 CONV 144A	995,000	1,039,775
NRG Yield, Inc.
3.50%, 02/01/19 CONV 144A	2,636,000	2,680,482
Nuance Communications, Inc.
1.00%, 12/15/35 CONV	2,725,000	2,607,484
NuVasive, Inc.
2.25%, 03/15/21 CONV	2,338,000	3,200,138
Oasis Petroleum, Inc.
2.63%, 09/15/23 CONV	450,000	608,062
ON Semiconductor Corporation
1.00%, 12/01/20 CONVΔ	4,272,000	4,685,850
OSI Systems, Inc.
1.25%, 09/01/22 CONV 144A	1,055,000	1,007,525
Pacira Pharmaceuticals, Inc.
2.38%, 04/01/22 CONV 144A	1,050,000	1,092,656
PDC Energy, Inc.
1.13%, 09/15/21 CONV	420,000	432,338
Priceline Group, Inc.
0.35%, 06/15/20 CONVΔ	785,000	1,121,569
0.90%, 09/15/21 CONVΔ	3,423,000	3,857,293
Proofpoint, Inc.
0.75%, 06/15/20 CONV	3,616,000	4,133,540
Red Hat, Inc.
0.25%, 10/01/19 CONVΔ	1,791,000	2,332,778
Rovi Corporation
0.50%, 03/01/20 CONVΔ	1,670,000	1,650,169
Royal Gold, Inc.
2.88%, 06/15/19 CONV	2,070,000	2,196,788
RTI International Metals, Inc.
1.63%, 10/15/19 CONV	1,815,000	2,116,744
salesforce.com, Inc.
0.25%, 04/01/18 CONV	1,766,000	2,280,348
ServiceNow, Inc.
(15.51)%, 11/01/18 CONVΩ	1,300,000	1,678,625
Silicon Laboratories, Inc.
1.38%, 03/01/22 CONV 144A	2,105,000	2,243,141
SM Energy Co.
1.50%, 07/01/21 CONV	447,000	445,044
SolarCity Corporation
1.63%, 11/01/19 CONV	584,000	523,410
Spirit Realty Capital, Inc. REIT
2.88%, 05/15/19 CONV	2,034,000	2,064,520
Square, Inc.
0.38%, 03/01/22 CONV 144A	1,065,000	1,110,262

See Notes to Schedules of Investments.	93

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONV	$3,450,000	$3,454,312
Synchronoss Technologies, Inc.
0.75%, 08/15/19 CONVΔ	1,010,000	957,606
Teradyne, Inc.
1.25%, 12/15/23 CONV 144A	2,890,000	3,379,494
Tesla, Inc.
1.25%, 03/01/21 CONV	1,115,000	1,098,972
2.38%, 03/15/22 CONV	2,595,000	2,716,641
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONV	1,058,000	1,056,677
Tutor Perini Corporation
2.88%, 06/15/21 CONV 144A	1,400,000	1,750,875
Twitter, Inc.
1.00%, 09/15/21 CONV	4,728,000	4,332,030
Two Harbors Investment Corporation REIT
6.25%, 01/15/22 CONV	3,265,000	3,356,828
U.S. Bancorp
5.30%, 04/15/99†	864,000	882,360
VEREIT, Inc. REIT
3.00%, 08/01/18 CONV	1,560,000	1,562,925
Verint Systems, Inc.
1.50%, 06/01/21 CONV	3,316,000	3,284,912
Web.com Group, Inc.
1.00%, 08/15/18 CONVΔ	3,505,000	3,426,138
WebMD Health Corporation
2.63%, 06/15/23 CONV 144A	3,300,000	3,149,438
Whiting Petroleum Corporation
1.25%, 04/01/20 CONV	1,306,000	1,144,382
Workday, Inc.
0.75%, 07/15/18 CONVΔ	1,895,000	2,169,775
Wright Medical Group, Inc.
2.00%, 02/15/20 CONV	2,565,000	3,071,588
Zillow Group, Inc.
2.00%, 12/01/21 CONV 144A	1,535,000	1,530,203

Total Corporate Bonds (Cost $197,053,890)		207,069,100

FOREIGN BONDS — 2.3%
Bermuda — 0.7%
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONV	4,485,000	4,801,753
Weatherford International, Ltd.
5.88%, 07/01/21 CONVΔ	1,200,000	1,544,250

		6,346,003

France — 0.4%
TOTAL SA
0.50%, 12/02/22 CONVΔ	2,800,000	2,818,760
Vinci SA
0.38%, 02/16/22 CONV	600,000	623,250

		3,442,010

Jersey — 0.1%
Ensco Jersey Finance, Ltd.
3.00%, 01/31/24 CONV 144A	600,000	586,875

Netherlands — 0.9%
QIAGEN NV
0.38%, 03/19/19 CONV	1,800,000	2,044,080
Siemens Financieringsmaatschappij NV
1.65%, 08/16/19 CONVΔ	1,500,000	1,904,415
STMicroelectronics NV
(10.93)%, 07/03/19 CONVΩ	3,200,000	4,155,744

		8,104,239

United Kingdom — 0.2%
Inmarsat PLC
3.88%, 09/09/23 CONVΔ	1,800,000	2,052,450

Total Foreign Bonds (Cost $18,488,951)		20,531,577

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bills
0.54%, 06/22/17Ω	28,340,000	28,292,927
0.60%, 06/22/17Ω	3,750,000	3,743,771
0.65%, 06/22/17Ω	400,000	399,336
U.S. Treasury Notes
0.75%, 06/30/17	32,050,000	32,043,270
0.88%, 08/15/17	36,200,000	36,201,195
0.75%, 10/31/17	17,500,000	17,481,887
0.88%, 11/30/17	35,080,000	35,056,005
0.75%, 02/28/18	21,160,000	21,102,149

Total U.S. Treasury Obligations (Cost $174,429,571)		174,320,540

TOTAL INVESTMENTS — 102.7% (Cost $809,941,365)		895,142,052

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
S&P 500®, Strike Price $2,385.00, Expires 04/28/17 (DEUT)	(16)	(22,240)
S&P 500®, Strike Price $2,395.00, Expires 04/21/17 (CITIC)	(16)	(10,800)
S&P 500®, Strike Price $2,410.00, Expires 04/07/17 (RBC)	(18)	(540)
S&P 500®, Strike Price $2,415.00, Expires 04/28/17 (DEUT)	(18)	(9,720)
S&P 500®, Strike Price $2,420.00, Expires 04/07/17 (RBC)	(17)	(340)
S&P 500®, Strike Price $2,420.00, Expires 04/13/17 (MLCS)	(16)	(1,200)
S&P 500®, Strike Price $2,420.00, Expires 04/13/17 (CITI)	(18)	(1,350)
S&P 500®, Strike Price $2,420.00, Expires 04/21/17 (CITIC)	(16)	(3,200)

		(49,390)

94	See Notes to Schedules of Investments.

	Number of Contracts	Value
Put Options — 0.0%
S&P 500®, Strike Price $2,255.00, Expires 04/28/17 (DEUT)	(85)	$(47,600)
S&P 500®, Strike Price $2,270.00, Expires 04/21/17 (CITIC)	(82)	(26,240)
S&P 500®, Strike Price $2,305.00, Expires 04/07/17 (RBC)	(80)	(7,840)
S&P 500®, Strike Price $2,305.00, Expires 04/13/17 (CITIC)	(82)	(25,420)
S&P 500®, Strike Price $2,305.00, Expires 04/28/17 (DEUT)	(84)	(85,680)
S&P 500®, Strike Price $2,310.00, Expires 04/07/17 (MSCS)	(83)	(9,960)
S&P 500®, Strike Price $2,315.00, Expires 04/21/17 (CITIC)	(85)	(52,700)
S&P 500®, Strike Price $2,330.00, Expires 04/13/17 (CITI)	(85)	(45,900)
S&P 500®, Strike Price $2,340.00, Expires 04/07/17 (MSCS)	(3)	(1,125)

		(302,465)

Total Written Options (Premiums received $(723,874))		(351,855)

Liabilities in Excess of Other Assets — (2.7)%		(23,661,746)

NET ASSETS — 100.0%		$871,128,451

See Notes to Schedules of Investments.	95

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$373,574,796	$373,574,796	$—	$—
Corporate Bonds	207,069,100	—	207,069,100	—
Foreign Bonds:
Bermuda	6,346,003	—	6,346,003	—
France	3,442,010	—	3,442,010	—
Jersey	586,875	—	586,875	—
Netherlands	8,104,239	—	8,104,239	—
United Kingdom	2,052,450	—	2,052,450	—
Foreign Common Stocks:
Bermuda	4,485,759	4,485,759	—	—
British Virgin Islands	10,671	10,671	—	—
Curacao	5,837,350	5,837,350	—	—
France	7,472,296	7,472,296	—	—
Guernsey	76,177	76,177	—	—
Ireland	5,680,707	5,680,707	—	—
Jersey	688,270	688,270	—	—
Liberia	28,452	28,452	—	—
Netherlands	3,064,384	3,064,384	—	—
Panama	46,480	46,480	—	—
Singapore	154,805	154,805	—	—
Switzerland	9,592,976	9,592,976	—	—
United Kingdom	877,636	877,636	—	—
Master Limited Partnership	4,722,789	4,722,789	—	—
Money Market Funds	52,966,390	52,966,390	—	—
Preferred Stocks	19,122,213	19,122,213	—	—
U.S. Treasury Obligations	174,320,540	—	174,320,540	—
Synthetic Convertible Instruments	4,818,684	—	—	4,818,684

Total Assets — Investments in Securities	$895,142,052	$488,402,151	$401,921,217	$4,818,684

Other Financial Instruments***
Forward Foreign Currency Contracts	$162,811	$—	$162,811	$—

Total Assets — Other Financial Instruments	$162,811	$—	$162,811	$—

Liabilities:
Investments in Securities:
Written Options:
Call Options	$(49,390)	$(11,070)	$(38,320)	$—
Put Options	(302,465)	(86,805)	(215,660)	—

Total Liabilities — Investments in Securities	$(351,855)	$(97,875)	$(253,980)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as forwards contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Forward Foreign Currency Contracts” disclosure in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2016 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2017 is $9,129,341.

There were no transfers between Level 2 and Level 3 during the period ended March 31, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2017.

96	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.0%
Consumer Discretionary — 12.8%
Advance Auto Parts, Inc.	2,745	$406,974
Amazon.com, Inc.*	15,455	13,701,476
AutoZone, Inc.*	1,114	805,478
Bed Bath & Beyond, Inc.	5,670	223,738
Best Buy Co., Inc.	10,393	510,816
BorgWarner, Inc.Δ	6,279	262,399
CarMax, Inc.Δ*	7,247	429,167
CBS Corporation Class B (Non-Voting Shares)	15,355	1,065,023
Charter Communications, Inc. Class A*	6,352	2,079,137
Chipotle Mexican Grill, Inc.Δ*	1,095	487,844
Coach, Inc.	10,404	429,997
Comcast Corporation Class A	189,724	7,131,725
Costco Wholesale Corporation	18,318	3,071,745
Coty, Inc. Class AΔ	27,012	489,728
D.R. Horton, Inc.	12,145	404,550
Darden Restaurants, Inc.	4,788	400,612
Discovery Communications, Inc. Class AΔ*	5,482	159,471
Discovery Communications, Inc. Class C*	10,298	291,536
DISH Network Corporation Class AΔ*	3,298	209,390
Dollar General Corporation	10,512	733,002
Dollar Tree, Inc.*	8,698	682,445
eBay, Inc.*	39,141	1,313,963
Estee Lauder Cos., Inc. (The) Class A	10,968	929,977
Expedia, Inc.	4,322	545,307
Foot Locker, Inc.	5,069	379,212
Ford Motor Co.	144,543	1,682,481
Fortune Brands Home & Security, Inc.	5,687	346,054
Gap, Inc. (The)Δ	8,085	196,385
General Motors Co.	51,917	1,835,785
Genuine Parts Co.	5,571	514,816
Goodyear Tire & Rubber Co. (The)	7,868	283,248
H&R Block, Inc.Δ	8,300	192,975
Hanesbrands, Inc.Δ	14,216	295,124
Harley-Davidson, Inc.	6,786	410,553
Hasbro, Inc.	4,114	410,659
Home Depot, Inc. (The)	46,132	6,773,562
Interpublic Group of Cos., Inc. (The)	14,688	360,884
Kohl’s CorporationΔ	6,969	277,436
L Brands, Inc.	9,448	445,001
Leggett & Platt, Inc.	4,991	251,147
Lennar Corporation Class A	6,785	347,324
LKQ Corporation*	11,558	338,303
Lowe’s Cos., Inc.	32,842	2,699,941
Macy’s, Inc.Δ	11,632	344,772
Marriott International, Inc. Class A	11,967	1,127,052
Mattel, Inc.Δ	12,746	326,425
McDonald’s Corporation	34,659	4,492,153
Mohawk Industries, Inc.*	2,387	547,793
Netflix, Inc.*	17,187	2,540,410
Newell Brands, Inc.	16,864	795,475
News Corporation Class A	13,865	180,245
News Corporation Class B	3,661	49,423
NIKE, Inc. Class B	49,355	2,750,554
Nordstrom, Inc.Δ	4,745	220,975
Omnicom Group, Inc.	8,892	766,579
O’Reilly Automotive, Inc.Δ*	3,583	966,837
Priceline Group, Inc. (The)*	1,934	3,442,462
PulteGroup, Inc.	11,415	268,823
PVH Corporation	2,959	306,168
Ralph Lauren CorporationΔ	2,058	167,974
Ross Stores, Inc.	14,955	985,086
Scripps Networks Interactive, Inc. Class A	3,568	279,624
Staples, Inc.	24,605	215,786
Starbucks Corporation	60,179	3,513,852
Target Corporation	21,807	1,203,528
TEGNA, Inc.	8,303	212,723
Tiffany & Co.	4,009	382,058
Time Warner, Inc.	30,837	3,013,083
TJX Cos., Inc. (The)	24,515	1,938,646
Tractor Supply Co.	4,911	338,712
TripAdvisor, Inc.Δ*	4,311	186,063
Twenty-First Century Fox, Inc. Class A	40,561	1,313,771
Twenty-First Century Fox, Inc. Class B	27,297	867,499
Ulta Beauty, Inc.*	2,317	660,878
Under Armour, Inc. Class AΔ*	4,310	85,252
Under Armour, Inc. Class CΔ*	6,794	124,330
VF Corporation	12,323	677,395
Wal-Mart Stores, Inc.	61,101	4,404,160
Walt Disney Co. (The)	59,380	6,733,098
Whirlpool CorporationΔ	2,806	480,752
Wyndham Worldwide Corporation	4,156	350,309
Yum! Brands, Inc.	15,176	969,746

		103,036,861

Consumer Staples — 6.9%
Archer-Daniels-Midland Co.	21,937	1,009,979
Campbell Soup Co.	10,028	574,003
Church & Dwight Co., Inc.	14,355	715,884
Clorox Co. (The)	7,450	1,004,483
Coca-Cola Co. (The)	162,673	6,903,842
Colgate-Palmolive Co.	43,400	3,176,446
Conagra Brands, Inc.	19,638	792,197
CVS Health Corporation	39,814	3,125,399
Dr. Pepper Snapple Group, Inc.	10,724	1,050,094
General Mills, Inc.	26,012	1,534,968
Hershey Co. (The)	7,344	802,332
Hormel Foods Corporation	10,098	349,694
J.M. Smucker Co. (The)	5,685	745,190
Kellogg Co.	14,617	1,061,340
Kimberly-Clark Corporation	15,359	2,021,705
Kraft Heinz Co. (The)	31,323	2,844,442
Kroger Co. (The)	35,332	1,041,941
McCormick & Co., Inc. (Non-Voting Shares)	7,331	715,139
Mead Johnson Nutrition Co.	6,927	617,057
Mondelez International, Inc. Class A	59,216	2,551,025
Monster Beverage Corporation*	16,689	770,531
PepsiCo, Inc.	62,710	7,014,741
Procter & Gamble Co. (The)	109,468	9,835,700
Sysco Corporation	24,037	1,248,001
Tyson Foods, Inc. Class A	17,363	1,071,471

See Notes to Schedules of Investments.	97

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Walgreens Boots Alliance, Inc.	32,042	$2,661,088
Whole Foods Market, Inc.Δ	11,874	352,895

		55,591,587

Energy — 5.8%
Anadarko Petroleum Corporation	23,055	1,429,410
Apache CorporationΔ	13,964	717,610
Archrock, Inc.	13	161
Baker Hughes, Inc.	17,692	1,058,335
Cabot Oil & Gas Corporation	17,428	416,703
Chesapeake Energy CorporationΔ*	22,454	133,377
Chevron Corporation	75,000	8,052,750
Cimarex Energy Co.	3,553	424,548
Concho Resources, Inc.*	5,101	654,662
ConocoPhillips	45,845	2,286,290
Devon Energy Corporation	19,349	807,240
EOG Resources, Inc.	21,159	2,064,060
EQT Corporation	6,378	389,696
Exterran Corporation*	6	189
Exxon Mobil Corporation	159,815	13,106,428
Halliburton Co.	37,037	1,822,591
Helmerich & Payne, Inc.Δ	3,908	260,155
Hess CorporationΔ	9,841	474,435
Kinder Morgan, Inc.	85,842	1,866,205
Marathon Oil Corporation	31,833	502,961
Marathon Petroleum Corporation	19,594	990,281
Murphy Oil CorporationΔ	6,037	172,598
National Oilwell Varco, Inc.Δ	14,152	567,354
Newfield Exploration Co.*	7,387	272,654
Noble Energy, Inc.	15,961	548,101
Occidental Petroleum Corporation	29,047	1,840,418
ONEOK, Inc.	9,757	540,928
Phillips 66	17,676	1,400,293
Pioneer Natural Resources Co.	6,090	1,134,141
Range Resources CorporationΔ	6,377	185,571
Southwestern Energy Co.Δ*	14,157	115,663
Tesoro Corporation	4,429	359,015
Valero Energy Corporation	17,333	1,149,005
Williams Cos., Inc. (The)	32,587	964,249

		46,708,077

Financial Services — 18.2%
Affiliated Managers Group, Inc.	2,010	329,519
Aflac, Inc.	15,268	1,105,709
Alliance Data Systems CorporationΔ	2,165	539,085
Allstate Corporation (The)	16,812	1,370,010
American Express Co.	29,985	2,372,113
American International Group, Inc.	41,489	2,590,158
American Tower Corporation REIT	15,727	1,911,460
Ameriprise Financial, Inc.	6,100	791,048
Apartment Investment & Management Co. Class A REIT	5,951	263,927
Arthur J. Gallagher & Co.	6,517	368,471
Assurant, Inc.	2,341	223,963
AvalonBay Communities, Inc. REIT	5,117	939,481
Bank of America Corporation	390,618	9,214,679
Bank of New York Mellon Corporation (The)	39,883	1,883,674
BB&T CorporationΔ	30,463	1,361,696
Berkshire Hathaway, Inc. Class B*	72,146	12,025,295
BlackRock, Inc.	4,670	1,790,992
Boston Properties, Inc. REIT	5,686	752,883
Capital One Financial Corporation	18,963	1,643,334
CBRE Group, Inc. Class A*	10,731	373,332
Charles Schwab Corporation (The)	44,611	1,820,575
Cincinnati Financial Corporation	5,441	393,221
Citigroup, Inc.	108,814	6,509,254
Citizens Financial Group, Inc.	19,869	686,474
CME Group, Inc.	12,596	1,496,405
Comerica, Inc.	6,388	438,089
Crown Castle International Corporation REIT	15,315	1,446,502
Digital Realty Trust, Inc. REITΔ	7,642	813,032
Discover Financial Services	15,300	1,046,367
Dun & Bradstreet Corporation (The)	1,346	145,287
E*TRADE Financial Corporation*	10,478	365,577
Equifax, Inc.	4,433	606,168
Equinix, Inc. REIT	3,607	1,444,135
Equity Residential REIT	13,641	848,743
Essex Property Trust, Inc. REIT	2,400	555,672
Extra Space Storage, Inc. REITΔ	4,684	348,443
Federal Realty Investment Trust REIT	2,600	347,100
Fidelity National Information Services, Inc.	12,827	1,021,286
Fifth Third Bancorp	28,756	730,402
Fiserv, Inc.*	8,225	948,425
Franklin Resources, Inc.	13,630	574,368
GGP, Inc. REIT	21,627	501,314
Global Payments, Inc.	5,633	454,470
Goldman Sachs Group, Inc. (The)	14,296	3,284,077
Hartford Financial Services Group, Inc. (The)	14,682	705,764
HCP, Inc. REIT	17,306	541,332
Host Hotels & Resorts, Inc. REIT	27,531	513,728
Huntington Bancshares, Inc.	38,337	513,332
Intercontinental Exchange, Inc.	22,125	1,324,624
Iron Mountain, Inc. REIT	8,763	312,576
JPMorgan Chase & Co.	138,168	12,136,677
KeyCorp	31,726	564,088
Kimco Realty Corporation REIT	15,470	341,732
Leucadia National Corporation	12,259	318,734
Lincoln National Corporation	8,875	580,869
Loews Corporation	9,771	456,990
M&T Bank Corporation	5,892	911,669
Macerich Co. (The) REITΔ	4,614	297,142
Marsh & McLennan Cos., Inc.	20,302	1,500,115
MasterCard, Inc. Class A	38,709	4,353,601
MetLife, Inc.	40,735	2,151,623
Mid-America Apartment Communities, Inc. REIT	2,193	223,116
Moody’s Corporation	6,297	705,516

98	See Notes to Schedules of Investments.

	Shares	Value
Morgan Stanley	56,134	$2,404,781
Nasdaq, Inc.	4,269	296,482
Navient Corporation	12,116	178,832
Northern Trust Corporation	7,800	675,324
PayPal Holdings, Inc.*	46,473	1,999,268
People’s United Financial, Inc.Δ	11,480	208,936
PNC Financial Services Group, Inc. (The)	18,467	2,220,472
Principal Financial Group, Inc.Δ	10,001	631,163
Progressive Corporation (The)	27,776	1,088,264
Prologis, Inc. REIT	19,570	1,015,292
Prudential Financial, Inc.	16,373	1,746,672
Public Storage REIT	5,457	1,194,592
Realty Income Corporation REITΔ	9,546	568,273
Regions Financial Corporation	46,314	672,942
S&P Global, Inc.	10,813	1,413,692
Simon Property Group, Inc. REIT	11,898	2,046,813
SL Green Realty Corporation REIT	3,720	396,626
State Street Corporation	14,760	1,175,044
SunTrust Banks, Inc.	18,647	1,031,179
Synchrony Financial	30,761	1,055,102
T. Rowe Price Group, Inc.	9,221	628,411
Torchmark Corporation	4,186	322,489
Total System Services, Inc.	6,366	340,326
Travelers Cos., Inc. (The)	12,768	1,539,055
U.S. Bancorp	60,165	3,098,498
UDR, Inc. REIT	9,879	358,213
Unum Group	8,642	405,223
Ventas, Inc. REIT	12,583	818,398
Visa, Inc. Class AΔ	74,624	6,631,835
Vornado Realty Trust REIT	6,562	658,234
Wells Fargo & Co.	171,339	9,536,729
Welltower, Inc. REIT	14,505	1,027,244
Western Union Co. (The)	18,512	376,719
Weyerhaeuser Co. REIT	27,654	939,683
Zions BancorporationΔ	7,446	312,732

		146,142,981

Healthcare — 12.3%
Abbott Laboratories	81,741	3,630,118
AbbVie, Inc.	71,634	4,667,671
Aetna, Inc.Δ	12,965	1,653,686
Agilent Technologies, Inc.	12,235	646,864
Alexion Pharmaceuticals, Inc.*	10,659	1,292,297
Amgen, Inc.	32,287	5,297,328
Anthem, Inc.	11,135	1,841,506
Baxter International, Inc.	20,435	1,059,759
Becton, Dickinson and Co.	11,057	2,028,296
Biogen, Inc.*	9,740	2,663,111
Boston Scientific Corporation*	55,711	1,385,533
Bristol-Myers Squibb Co.	81,169	4,413,970
C.R. Bard, Inc.	3,813	947,683
Cardinal Health, Inc.	26,586	2,168,088
Celgene Corporation*	35,470	4,413,532
Centene Corporation*	6,406	456,492
Cerner Corporation*	11,227	660,709
Cigna Corporation	11,444	1,676,432
Danaher Corporation	23,325	1,994,987
DaVita, Inc.*	6,108	415,161
DENTSPLY SIRONA, Inc.	8,772	547,724
Edwards Lifesciences Corporation*	10,109	950,954
Eli Lilly & Co.	58,312	4,904,622
Express Scripts Holding Co.*	23,515	1,549,874
Gilead Sciences, Inc.	55,233	3,751,425
HCA Holdings, Inc.*	12,602	1,121,452
Henry Schein, Inc.*	3,300	560,901
Hologic, Inc.*	11,305	481,028
Humana, Inc.	6,104	1,258,279
IDEXX Laboratories, Inc.*	4,626	715,226
Illumina, Inc.*	5,434	927,258
Incyte Corporation*	3,789	506,476
Intuitive Surgical, Inc.*	1,911	1,464,724
Johnson & Johnson	115,411	14,374,440
Laboratory Corporation of America Holdings*	7,436	1,066,843
McKesson Corporation	12,655	1,876,230
Patterson Cos., Inc.Δ	3,194	144,465
PerkinElmer, Inc.	4,105	238,336
Quest Diagnostics, Inc.	9,445	927,405
Regeneron Pharmaceuticals, Inc.*	4,579	1,774,408
Stryker Corporation	14,905	1,962,243
Thermo Fisher Scientific, Inc.	14,611	2,244,250
UnitedHealth Group, Inc.	42,007	6,889,568
Universal Health Services, Inc. Class B	3,301	410,809
Varian Medical Systems, Inc.*	3,565	324,878
Vertex Pharmaceuticals, Inc.*	11,963	1,308,154
Zimmer Biomet Holdings, Inc.	7,732	944,154
Zoetis, Inc.	44,839	2,393,057

		98,932,406

Materials & Processing — 2.8%
Acuity Brands, Inc.Δ	1,643	335,172
Air Products & Chemicals, Inc.	7,412	1,002,769
Albemarle Corporation	5,038	532,214
Ball Corporation	5,173	384,147
CF Industries Holdings, Inc.Δ	8,828	259,102
Dow Chemical Co. (The)	45,337	2,880,713
E.I. du Pont de Nemours & Co.	32,369	2,600,202
Eastman Chemical Co.	5,449	440,279
Ecolab, Inc.	12,318	1,543,938
Fastenal Co.	10,759	554,089
FMC Corporation	4,848	337,372
Freeport-McMoRan, Inc.*	46,615	622,776
International Flavors & Fragrances, Inc.	2,950	390,964
International Paper Co.Δ	15,226	773,176
Martin Marietta Materials, Inc.	2,361	515,288
Masco Corporation	12,522	425,623
Monsanto Co.	18,169	2,056,731
Mosaic Co. (The)	12,935	377,443
Newmont Mining Corporation	19,655	647,829
Nucor Corporation	11,797	704,517
PPG Industries, Inc.	9,813	1,031,150
Praxair, Inc.	10,601	1,257,279
Sealed Air Corporation	7,210	314,212
Sherwin-Williams Co. (The)	2,937	911,028
Vulcan Materials Co.	4,979	599,870
WestRock Co.	9,470	492,724

		21,990,607

See Notes to Schedules of Investments.	99

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Producer Durables — 9.4%
3M Co.	24,348	$4,658,503
Alaska Air Group, Inc.	4,535	418,218
American Airlines Group, Inc.	21,202	896,845
AMETEK, Inc.Δ	8,745	472,930
Arconic, Inc.	16,474	433,925
Automatic Data Processing, Inc.	18,704	1,915,103
Avery Dennison Corporation	3,272	263,723
Boeing Co. (The)	22,195	3,925,408
C.H. Robinson Worldwide, Inc.Δ	5,208	402,526
Caterpillar, Inc.	21,616	2,005,100
Cintas Corporation	3,159	399,740
CSX Corporation	35,484	1,651,780
Cummins, Inc.	5,861	886,183
Deere & Co.	11,036	1,201,379
Delta Air Lines, Inc.	28,602	1,314,548
Dover Corporation	5,776	464,102
Emerson Electric Co.	23,868	1,428,739
Expeditors International of Washington, Inc.	6,818	385,149
FedEx Corporation	9,248	1,804,747
FLIR Systems, Inc.	5,180	187,930
Flowserve CorporationΔ	4,858	235,224
Fluor Corporation	5,110	268,888
Fortive Corporation	11,111	669,104
General Dynamics Corporation	10,638	1,991,434
General Electric Co.	340,945	10,160,161
Honeywell International, Inc.	28,314	3,535,569
Illinois Tool Works, Inc.Δ	12,023	1,592,687
J.B. Hunt Transport Services, Inc.	3,269	299,898
Jacobs Engineering Group, Inc.	4,647	256,886
Kansas City Southern	4,046	346,985
L3 Technologies, Inc.	2,814	465,126
Lockheed Martin Corporation	10,606	2,838,166
Mettler-Toledo International, Inc.*	900	431,019
Norfolk Southern Corporation	10,996	1,231,222
Northrop Grumman Corporation	6,714	1,596,858
PACCAR, Inc.	12,988	872,794
Parker-Hannifin Corporation	5,009	803,043
Paychex, Inc.	13,117	772,591
Quanta Services, Inc.*	5,431	201,544
Raytheon Co.	11,002	1,677,805
Republic Services, Inc.	8,715	547,389
Robert Half International, Inc.	4,920	240,244
Rockwell Automation, Inc.	4,778	743,982
Rockwell Collins, Inc.Δ	4,858	472,003
Roper Technologies, Inc.	3,753	774,957
Ryder System, Inc.	1,991	150,201
Snap-on, Inc.	2,136	360,279
Southwest Airlines Co.	23,826	1,280,886
Stanley Black & Decker, Inc.	5,530	734,771
Stericycle, Inc.*	3,095	256,545
Textron, Inc.	9,853	468,904
TransDigm Group, Inc.Δ*	1,980	435,917
Union Pacific Corporation	31,122	3,296,442
United Continental Holdings, Inc.*	12,532	885,260
United Parcel Service, Inc. Class B	25,671	2,754,498
United Rentals, Inc.*	3,295	412,040
United Technologies Corporation	28,853	3,237,595
Verisk Analytics, Inc.*	6,177	501,202
W.W. Grainger, Inc.	2,114	492,055
Waste Management, Inc.	17,366	1,266,329
Waters Corporation*	3,017	471,587
Xerox Corporation	35,948	263,858
Xylem, Inc.	6,524	327,635

		75,738,161

Technology — 18.0%
Activision Blizzard, Inc.	26,320	1,312,315
Adobe Systems, Inc.*	19,279	2,508,776
Advanced Micro Devices, Inc.Δ*	22,340	325,047
Akamai Technologies, Inc.*	6,606	394,378
Alphabet, Inc. Class A*	10,999	9,324,952
Alphabet, Inc. Class C*	11,738	9,737,375
Amphenol Corporation Class A	11,410	812,050
Analog Devices, Inc.	13,555	1,110,832
Apple, Inc.	205,421	29,510,781
Applied Materials, Inc.	40,351	1,569,654
Autodesk, Inc.*	8,418	727,904
CA, Inc.	10,805	342,735
Cisco Systems, Inc.	186,490	6,303,362
Citrix Systems, Inc.*	5,780	481,994
Cognizant Technology Solutions Corporation Class A*	22,410	1,333,843
Corning, Inc.	39,819	1,075,113
CSRA, Inc.	4,813	140,973
Electronic Arts, Inc.*	12,034	1,077,284
F5 Networks, Inc.*	2,480	353,574
Facebook, Inc. Class A*	91,232	12,959,506
Harris Corporation	4,630	515,180
Hewlett Packard Enterprise Co.	61,571	1,459,233
HP, Inc.	63,789	1,140,547
Intel Corporation	181,516	6,547,282
International Business Machines Corporation	34,699	6,042,484
Intuit, Inc.	10,186	1,181,474
Juniper Networks, Inc.	12,864	358,005
KLA-Tencor Corporation	5,691	541,043
Lam Research CorporationΔ	5,942	762,715
Microchip Technology, Inc.Δ	8,063	594,888
Micron Technology, Inc.*	37,945	1,096,610
Microsoft Corporation	301,495	19,856,461
Motorola Solutions, Inc.	6,473	558,102
NetApp, Inc.	10,744	449,636
NVIDIA Corporation	23,450	2,554,409
Oracle Corporation	120,972	5,396,561
Qorvo, Inc.*	4,807	329,568
QUALCOMM, Inc.	54,450	3,122,163
Red Hat, Inc.*	6,794	587,681
salesforce.com, Inc.*	24,797	2,045,505
Skyworks Solutions, Inc.	6,957	681,647
Symantec Corporation	23,870	732,332
Teradata CorporationΔ*	5,001	155,631
Texas Instruments, Inc.	37,229	2,999,168
VeriSign, Inc.Δ*	3,542	308,544
Western Digital Corporation	10,322	851,875
Xilinx, Inc.	9,444	546,713
Yahoo!, Inc.*	32,878	1,525,868

		144,343,773

100	See Notes to Schedules of Investments.

	Shares	Value
Utilities — 5.8%
AES Corporation	24,428	$273,105
Alliant Energy Corporation	6,500	257,465
Ameren Corporation	9,053	494,203
American Electric Power Co., Inc.	20,487	1,375,292
American Water Works Co., Inc.	8,825	686,320
AT&T, Inc.	237,693	9,876,144
CenterPoint Energy, Inc.	17,352	478,395
CenturyLink, Inc.Δ	20,302	478,518
CMS Energy Corporation	10,396	465,117
Consolidated Edison, Inc.Δ	11,311	878,412
Dominion Resources, Inc.	28,714	2,227,345
DTE Energy Co.	7,638	779,916
Duke Energy Corporation	31,288	2,565,929
Edison International	13,183	1,049,499
Entergy Corporation	6,638	504,223
Eversource Energy	11,754	690,900
Exelon Corporation	40,681	1,463,702
FirstEnergy Corporation	24,029	764,603
Level 3 Communications, Inc.*	10,744	614,772
NextEra Energy, Inc.	23,020	2,955,077
NiSource, Inc.	23,079	549,049
NRG Energy, Inc.	11,763	219,968
PG&E Corporation	22,213	1,474,055
Pinnacle West Capital Corporation	4,108	342,525
PPL Corporation	25,139	939,947
Public Service Enterprise Group, Inc.	18,690	828,902
SCANA Corporation	5,221	341,192
Sempra Energy	11,017	1,217,379
Southern Co. (The)	49,020	2,440,216
Verizon Communications, Inc.	157,766	7,691,093
WEC Energy Group, Inc.Δ	18,016	1,092,310
Xcel Energy, Inc.	18,729	832,504

		46,848,077

Total Common Stocks (Cost $503,890,491)		739,332,530

FOREIGN COMMON STOCKS — 4.2%
Bermuda — 0.1%
Invesco, Ltd.	15,292	468,394
Signet Jewelers, Ltd.Δ	1,299	89,982
XL Group, Ltd.	10,702	426,582

		984,958

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	4,400	167,684

Curacao — 0.6%
Schlumberger, Ltd.	56,928	4,446,077

Ireland — 1.7%
Accenture PLC Class A	23,860	2,860,337
Allegion PLC	3,479	263,360
Eaton Corporation PLCΔ	16,887	1,252,171
Ingersoll-Rand PLC	9,510	773,353
Johnson Controls International PLC	35,200	1,482,624
Mallinckrodt PLCΔ*	11,491	512,154
Medtronic PLC	56,253	4,531,741
Pentair PLC	6,692	420,124
Seagate Technology PLC	11,230	515,794
Willis Towers Watson PLC	5,120	670,157

		13,281,815

Jersey — 0.1%
Delphi Automotive PLC	10,057	809,488

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	6,147	603,082

Netherlands — 0.3%
LyondellBasell Industries NV Class A	12,725	1,160,393
Mylan NV*	36,141	1,409,137

		2,569,530

Panama — 0.1%
Carnival CorporationΔ	16,223	955,697

Singapore — 0.4%
Broadcom, Ltd.	15,973	3,497,448

Switzerland — 0.5%
Chubb, Ltd.	21,009	2,862,476
Garmin, Ltd.Δ	4,430	226,417
TE Connectivity, Ltd.	13,229	986,222
Transocean, Ltd.Δ*	12,739	158,601

		4,233,716

United Kingdom — 0.3%
Aon PLC	9,821	1,165,655
Nielsen Holdings PLCΔ	13,413	554,091
TechnipFMC PLC*	10,728	348,660

		2,068,406

Total Foreign Common Stocks (Cost $27,741,287)		33,617,901

MONEY MARKET FUNDS — 3.8%
GuideStone Money Market Fund (Investor Class)¥	28,902,311	28,902,311
Northern Institutional Liquid Assets Portfolio§	1,406,179	1,406,179

Total Money Market Funds (Cost $30,308,490)		30,308,490

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $1,198,399)	$1,200,000	1,198,007

TOTAL INVESTMENTS — 100.1% (Cost $563,138,667)		804,456,928
Liabilities in Excess of Other Assets — (0.1)%		(841,750)

NET ASSETS — 100.0%		$803,615,178

See Notes to Schedules of Investments.	101

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$739,332,530	$739,332,530	$—	$—
Foreign Common Stocks	33,617,901	33,617,901	—	—
Money Market Funds	30,308,490	30,308,490	—	—
U.S. Treasury Obligation	1,198,007	—	1,198,007	—

Total Assets — Investments in Securities	$804,456,928	$803,258,921	$1,198,007	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(73,380)	$(73,380)	$—	$—

Total Liabilities — Other Financial Instruments	$(73,380)	$(73,380)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

102	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.1%
Consumer Discretionary — 8.0%
Avis Budget Group, Inc.*	53,109	$1,570,964
Bed Bath & Beyond, Inc.	18,324	723,065
Best Buy Co., Inc.	53,250	2,617,237
Big Lots, Inc.	11,277	548,964
Coach, Inc.	114,993	4,752,661
Comcast Corporation Class A	332,334	12,492,435
Cooper Tire & Rubber Co.	21,561	956,230
Dana, Inc.	292,863	5,655,185
DISH Network Corporation Class AΔ*	1,641	104,187
eBay, Inc.*	150,477	5,051,513
Ford Motor Co.	384,743	4,478,409
General Motors Co.	149,054	5,270,549
Home Depot, Inc. (The)	32,208	4,729,101
J.C. Penney Co., Inc.*	748,830	4,612,793
Lear Corporation	31,325	4,434,993
Lennar Corporation Class A	165,851	8,489,913
Lowe’s Cos., Inc.	54,700	4,496,887
Ralph Lauren Corporation	52,200	4,260,564
Target Corporation	133,916	7,390,824
Tenneco, Inc.	9,126	569,645
Tesla, Inc.Δ*	190	52,877
Time Warner, Inc.	8,419	822,620
Twenty-First Century Fox, Inc. Class A	300,023	9,717,745
Twenty-First Century Fox, Inc. Class B	3,602	114,472
Visteon Corporation*	4,668	457,231
Wal-Mart Stores, Inc.	166,176	11,977,966

		106,349,030

Consumer Staples — 4.6%
Archer-Daniels-Midland Co.	16,518	760,489
Coca-Cola Co. (The)	30,482	1,293,656
Colgate-Palmolive Co.	20,679	1,513,496
Conagra Brands, Inc.	171,542	6,920,004
CVS Health Corporation	156,331	12,271,984
Dean Foods Co.	107,227	2,108,083
Ingredion, Inc.	23,259	2,801,081
Kimberly-Clark Corporation	2,682	353,032
Kraft Heinz Co. (The)	17,719	1,609,062
Mondelez International, Inc. Class A	44,973	1,937,437
Nu Skin Enterprises, Inc. Class A	60,966	3,386,052
PepsiCo, Inc.	123,077	13,767,393
Pilgrim’s Pride Corporation*	37,709	848,641
Procter & Gamble Co. (The)	81,690	7,339,846
Sanderson Farms, Inc.	26,733	2,775,955
Walgreens Boots Alliance, Inc.	19,759	1,640,985

		61,327,196

Energy — 8.7%
Anadarko Petroleum Corporation	14,712	912,144
Apache CorporationΔ	2,438	125,289
Baker Hughes, Inc.	145,100	8,679,882
Chevron Corporation	219,723	23,591,659
ConocoPhillips	242,719	12,104,397
CONSOL Energy, Inc.*	111,607	1,872,766
Dril-Quip, Inc.*	19,093	1,041,523
EOG Resources, Inc.	12,244	1,194,402
Exxon Mobil Corporation	252,557	20,712,200
Halliburton Co.	21,610	1,063,428
Helmerich & Payne, Inc.	11,549	768,817
Kinder Morgan, Inc.	56,230	1,222,440
Marathon Petroleum Corporation	86,724	4,383,031
Murphy Oil Corporation	19,253	550,443
Newfield Exploration Co.*	69,900	2,580,009
Occidental Petroleum Corporation	191,223	12,115,889
Oceaneering International, Inc.	64,098	1,735,774
Patterson-UTI Energy, Inc.	120,507	2,924,705
Phillips 66	63,206	5,007,179
Pioneer Natural Resources Co.	3,840	715,123
Southwestern Energy Co.*	28,364	231,734
Tesoro Corporation	53,516	4,338,007
Valero Energy Corporation	101,570	6,733,075

		114,603,916

Financial Services — 23.5%
Aflac, Inc.	41,856	3,031,212
Allstate Corporation (The)	86,758	7,069,909
Ally Financial, Inc.	145,032	2,948,501
American Express Co.	165,543	13,096,107
American Homes 4 Rent Class A REIT	38,093	874,615
American International Group, Inc.	278,806	17,405,859
Bank of America Corporation	1,246,850	29,413,192
Bank of New York Mellon Corporation (The)	23,401	1,105,229
BankUnited, Inc.	12,893	481,038
BB&T CorporationΔ	15,858	708,853
Berkshire Hathaway, Inc. Class B*	58,592	9,766,114
BlackRock, Inc.	3,741	1,434,711
Capital One Financial Corporation	10,962	949,967
CBL & Associates Properties, Inc. REIT	101,322	966,612
Charles Schwab Corporation (The)	8,238	336,193
Citigroup, Inc.	588,402	35,198,208
Citizens Financial Group, Inc.	145,237	5,017,938
CME Group, Inc.	11,043	1,311,908
Crown Castle International Corporation REIT	1,260	119,007
Discover Financial Services	8,957	612,569
Equity Residential REIT	11,082	689,522
First Data Corporation*	193,700	3,002,350
Franklin Resources, Inc.	5,897	248,500
Goldman Sachs Group, Inc. (The)	11,313	2,598,822
Hartford Financial Services Group, Inc. (The)	194,893	9,368,507
Hospitality Properties Trust REIT	102,504	3,231,951
Host Hotels & Resorts, Inc. REIT	147,859	2,759,049
Hudson Pacific Properties, Inc. REIT	37,664	1,304,681
Intercontinental Exchange, Inc.	147,485	8,829,927
Jones Lang LaSalle, Inc.	48,500	5,405,325
JPMorgan Chase & Co.	522,229	45,872,595
LaSalle Hotel Properties REIT	113,365	3,281,917
Lincoln National Corporation	45,316	2,965,932

See Notes to Schedules of Investments.	103

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mack-Cali Realty Corporation REIT	44,658	$1,203,086
MetLife, Inc.	25,158	1,328,845
Morgan Stanley	39,424	1,688,924
New York Community Bancorp, Inc.	255,900	3,574,923
Piedmont Office Realty Trust, Inc. Class A REIT	44,892	959,791
PNC Financial Services Group, Inc. (The)	12,332	1,482,800
Prudential Financial, Inc.	62,826	6,702,278
Reinsurance Group of America, Inc.	24,093	3,059,329
RLJ Lodging Trust REIT	33,026	776,441
Simon Property Group, Inc. REIT	926	159,300
State Street Corporation	132,797	10,571,969
SunTrust Banks, Inc.	103,220	5,708,066
Synchrony Financial	141,289	4,846,213
Taubman Centers, Inc. REIT	9,945	656,569
Travelers Cos., Inc. (The)	59,888	7,218,900
U.S. Bancorp	47,848	2,464,172
Unum Group	59,032	2,768,010
Voya Financial, Inc.	127,936	4,856,451
Wells Fargo & Co.	396,835	22,087,836
Zions Bancorporation	171,100	7,186,200

		310,706,923

Healthcare — 10.5%
Abbott Laboratories	63,247	2,808,799
Aetna, Inc.Δ	7,418	946,166
Amgen, Inc.	28,523	4,679,769
Anthem, Inc.	90,011	14,886,019
Baxter International, Inc.	101,919	5,285,519
Biogen, Inc.*	16,706	4,567,754
Cardinal Health, Inc.	246,363	20,090,903
Centene Corporation*	41,500	2,957,290
Cigna Corporation	28,998	4,247,917
Danaher Corporation	16,060	1,373,612
Express Scripts Holding Co.*	166,035	10,943,367
Gilead Sciences, Inc.	165,187	11,219,501
HCA Holdings, Inc.*	8,164	726,514
Humana, Inc.	1,198	246,956
Johnson & Johnson	283,617	35,324,497
Quest Diagnostics, Inc.	51,247	5,031,943
Thermo Fisher Scientific, Inc.	7,278	1,117,901
United Therapeutics Corporation*	35,230	4,769,437
UnitedHealth Group, Inc.	47,800	7,839,678

		139,063,542

Materials & Processing — 3.3%
Air Products & Chemicals, Inc.	84,325	11,408,329
Celanese Corporation Series A	8,977	806,583
Domtar Corporation	9,318	340,293
Dow Chemical Co. (The)	120,571	7,661,081
E.I. du Pont de Nemours & Co.	51,700	4,153,061
Freeport-McMoRan, Inc.*	290,600	3,882,416
Huntsman Corporation	23,059	565,868
Monsanto Co.	5,007	566,792
Owens Corning	86,353	5,299,484
Praxair, Inc.	1,017	120,616
Reliance Steel & Aluminum Co.	22,280	1,782,846
Sealed Air Corporation	96,034	4,185,162
WestRock Co.	57,300	2,981,319

		43,753,850

Producer Durables — 8.7%
Caterpillar, Inc.	12,999	1,205,787
CSX Corporation	24,304	1,131,351
Deere & Co.	64,251	6,994,364
Delta Air Lines, Inc.	59,739	2,745,604
Emerson Electric Co.	10,538	630,805
FedEx Corporation	24,674	4,815,131
Fortive Corporation	2,992	180,178
General Dynamics Corporation	38,959	7,293,125
General Electric Co.	583,311	17,382,668
Hawaiian Holdings, Inc.*	73,320	3,405,714
Honeywell International, Inc.	55,800	6,967,746
ManpowerGroup, Inc.	35,303	3,621,029
Norfolk Southern Corporation	46,034	5,154,427
Quanta Services, Inc.*	115,869	4,299,899
Raytheon Co.	6,870	1,047,675
Southwest Airlines Co.	27,346	1,470,121
Spirit AeroSystems Holdings, Inc. Class A	86,175	4,991,256
Spirit Airlines, Inc.*	25,929	1,376,052
Terex Corporation	181,760	5,707,264
Textron, Inc.	231,903	11,036,264
Union Pacific Corporation	19,764	2,093,403
United Continental Holdings, Inc.*	81,785	5,777,292
United Technologies Corporation	133,093	14,934,366
Waste Management, Inc.	4,414	321,869

		114,583,390

Technology — 11.8%
Apple, Inc.	12,968	1,862,983
Applied Materials, Inc.	150,619	5,859,079
Aspen Technology, Inc.*	46,688	2,750,857
Cisco Systems, Inc.	459,679	15,537,150
Citrix Systems, Inc.*	11,554	963,488
Corning, Inc.	336,736	9,091,872
Cypress Semiconductor Corporation	537,700	7,398,752
Dell Technologies, Inc. Class V*	6,353	407,100
Hewlett Packard Enterprise Co.	56,439	1,337,604
HP, Inc.	169,732	3,034,808
Intel Corporation	450,019	16,232,185
International Business Machines Corporation	8,340	1,452,328
Intuit, Inc.	40,568	4,705,482
Micron Technology, Inc.*	239,829	6,931,058
Microsoft Corporation	354,101	23,321,092
ON Semiconductor Corporation*	148,200	2,295,618
Oracle Corporation	365,468	16,303,527
QUALCOMM, Inc.	223,277	12,802,703
Texas Instruments, Inc.	104,200	8,394,352
VeriSign, Inc.*	58,081	5,059,436
VMware, Inc. Class AΔ*	1,087	100,156
Western Digital Corporation	107,425	8,865,785
Yahoo!, Inc.*	28,336	1,315,074

		156,022,489

Utilities — 7.0%
AES Corporation	915,575	10,236,128

104	See Notes to Schedules of Investments.

	Shares	Value
American Electric Power Co., Inc.	79,373	$5,328,309
AT&T, Inc.	763,874	31,738,965
Dominion Resources, Inc.	16,762	1,300,228
Duke Energy Corporation	20,285	1,663,573
Edison International	68,413	5,446,359
Entergy Corporation	43,272	3,286,941
Exelon Corporation	90,965	3,272,921
NextEra Energy, Inc.	14,530	1,865,216
PG&E Corporation	29,344	1,947,268
Public Service Enterprise Group, Inc.	66,103	2,931,668
Southern Co. (The)	28,863	1,436,800
T-Mobile US, Inc.*	3,811	246,153
Verizon Communications, Inc.	449,829	21,929,164

		92,629,693

Total Common Stocks (Cost $897,311,150)		1,139,040,029

FOREIGN COMMON STOCKS — 10.5%
Bermuda — 2.0%
Aspen Insurance Holdings, Ltd.	3,892	202,579
Assured Guaranty, Ltd.	72,906	2,705,542
Axis Capital Holdings, Ltd.	8,814	590,802
Bunge, Ltd.	63,035	4,996,154
Everest Re Group, Ltd.	7,129	1,666,831
Invesco, Ltd.	43,100	1,320,153
Lazard, Ltd. Class A	25,115	1,155,039
Nabors Industries, Ltd.	448,604	5,863,254
XL Group, Ltd.	211,400	8,426,404

		26,926,758

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.*	39,022	1,487,128

Canada — 0.1%
Teck Resources, Ltd. Class B	15,556	340,676
Thomson Reuters Corporation	10,516	454,607

		795,283

Curacao — 0.2%
Schlumberger, Ltd.	40,152	3,135,871

France — 0.9%
Sanofi ADR	275,700	12,475,425

Ireland — 3.3%
Adient PLC	23,165	1,683,401
Eaton Corporation PLCΔ	13,122	972,996
Johnson Controls International PLC	379,353	15,978,348
Medtronic PLC	257,942	20,779,808
Pentair PLC	66,764	4,191,444

		43,605,997

Luxembourg — 0.2%
Trinseo SA	39,847	2,673,734

Netherlands — 0.8%
AerCap Holdings NV*	14,703	675,897
Fiat Chrysler Automobiles NV*	200,949	2,196,372
LyondellBasell Industries NV Class A	64,792	5,908,382
Mylan NV*	31,612	1,232,552

		10,013,203

Panama — 0.6%
Carnival CorporationΔ	129,327	7,618,654

Puerto Rico — 0.2%
Popular, Inc.	55,308	2,252,695

Switzerland — 0.1%
Chubb, Ltd.	14,590	1,987,888

United Kingdom — 2.0%
BP PLC ADR	338,300	11,678,116
Ensco PLC Class A	170,369	1,524,803
GlaxoSmithKline PLC ADR	235,200	9,916,032
Rowan Cos. PLC Class A*	200,969	3,131,097

		26,250,048

Total Foreign Common Stocks (Cost $136,127,562)		139,222,684

MONEY MARKET FUNDS — 4.6%
GuideStone Money Market Fund (Investor Class)¥	36,607,626	36,607,626
Northern Institutional Liquid Assets Portfolio§	23,587,964	23,587,964

Total Money Market Funds (Cost $60,195,590)		60,195,590

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $3,195,732)	$3,200,000	3,194,685

TOTAL INVESTMENTS — 101.4% (Cost $1,096,830,034)		1,341,652,988
Liabilities in Excess of Other Assets — (1.4)%		(18,461,222)

Net Assets — 100.0%		$1,323,191,766

See Notes to Schedules of Investments.	105

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,139,040,029	$1,139,040,029	$—	$—
Foreign Common Stocks	139,222,684	139,222,684	—	—
Money Market Funds	60,195,590	60,195,590	—	—
U.S. Treasury Obligation	3,194,685	—	3,194,685	—

Total Assets — Investments in Securities	$1,341,652,988	$1,338,458,303	$3,194,685	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(70,086)	$(70,086)	$—	$—

Total Liabilities — Other Financial Instruments	$(70,086)	$(70,086)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

106	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.0%
Consumer Discretionary — 15.5%
Amazon.com, Inc.*	80,638	$71,488,813
Chipotle Mexican Grill, Inc.Δ*	22,087	9,840,200
Costco Wholesale Corporation	73,231	12,280,106
Dollar General Corporation	68,795	4,797,075
eBay, Inc.*	338,345	11,358,242
Estee Lauder Cos., Inc. (The) Class A	115,580	9,800,028
Liberty Interactive Corporation QVC Group Class A*	472,382	9,457,088
Netflix, Inc.*	120,129	17,756,268
Priceline Group, Inc. (The)*	15,667	27,886,790
Starbucks Corporation	208,305	12,162,929
TJX Cos., Inc. (The)	91,491	7,235,108
TripAdvisor, Inc.Δ*	334,346	14,430,373
Under Armour, Inc. Class AΔ*	97,912	1,936,699
Under Armour, Inc. Class CΔ*	98,616	1,804,673
Yum China Holdings, Inc.*	158,692	4,316,422
Yum! Brands, Inc.	120,705	7,713,050

		224,263,864

Consumer Staples — 4.6%
Coca-Cola Co. (The)	330,567	14,029,263
Mead Johnson Nutrition Co.	76,357	6,801,882
Monster Beverage Corporation*	603,019	27,841,387
Procter & Gamble Co. (The)	166,583	14,967,482
Walgreens Boots Alliance, Inc.	39,620	3,290,441

		66,930,455

Financial Services — 15.1%
American Express Co.	79,570	6,294,783
Charles Schwab Corporation (The)	480,760	19,619,816
Crown Castle International Corporation REIT	125,269	11,831,657
Equinix, Inc. REIT	15,995	6,403,918
FactSet Research Systems, Inc.Δ	47,679	7,862,744
FleetCor Technologies, Inc.*	56,089	8,493,557
Intercontinental Exchange, Inc.	160,819	9,628,233
LendingClub CorporationΔ*	529,485	2,906,873
MasterCard, Inc. Class A	104,219	11,721,511
PayPal Holdings, Inc.*	563,983	24,262,549
SBA Communications Corporation REIT*	87,267	10,504,329
SEI Investments Co.	245,756	12,395,933
Visa, Inc. Class AΔ	983,415	87,396,091

		219,321,994

Healthcare — 14.9%
Alexion Pharmaceuticals, Inc.*	170,589	20,682,210
Amgen, Inc.	58,103	9,532,959
athenahealth, Inc.Δ*	49,763	5,607,792
Biogen, Inc.*	61,468	16,806,581
BioMarin Pharmaceutical, Inc.*	113,316	9,946,878
Celgene Corporation*	118,239	14,712,479
Cerner Corporation*	164,042	9,653,872
Danaher Corporation	151,062	12,920,333
DENTSPLY SIRONA, Inc.	110,352	6,890,379
DexCom, Inc.Δ*	72,736	6,162,921
Edwards Lifesciences Corporation*	156,575	14,729,010
Illumina, Inc.*	68,257	11,647,375
Incyte Corporation*	84,700	11,321,849
Intuitive Surgical, Inc.*	15,819	12,124,789
Quintiles IMS Holdings, Inc.*	103,928	8,369,322
Regeneron Pharmaceuticals, Inc.*	62,879	24,366,241
Thermo Fisher Scientific, Inc.	53,303	8,187,341
Varex Imaging CorporationΔ*	39,894	1,340,438
Varian Medical Systems, Inc.*	114,196	10,406,682

		215,409,451

Materials & Processing — 1.3%
Acuity Brands, Inc.Δ	32,193	6,567,372
Ecolab, Inc.	98,768	12,379,581

		18,946,953

Producer Durables — 5.8%
A.O. Smith Corporation	126,427	6,468,005
Automatic Data Processing, Inc.	42,792	4,381,473
Deere & Co.	100,328	10,921,706
Expeditors International of Washington, Inc.	256,128	14,468,671
FedEx Corporation	39,312	7,671,737
Fortive Corporation	162,639	9,794,120
Roper Technologies, Inc.	55,379	11,435,210
United Parcel Service, Inc. Class B	108,043	11,593,014
Wabtec CorporationΔ	98,282	7,665,996

		84,399,932

Technology — 29.8%
Adobe Systems, Inc.*	256,260	33,347,114
Akamai Technologies, Inc.*	133,410	7,964,577
Alphabet, Inc. Class A*	53,601	45,442,928
Alphabet, Inc. Class C*	46,436	38,521,448
Amphenol Corporation Class A	175,903	12,519,017
Analog Devices, Inc.	28,540	2,338,853
ANSYS, Inc.*	51,900	5,546,553
Autodesk, Inc.*	182,171	15,752,326
Cisco Systems, Inc.	595,898	20,141,352
Cognizant Technology Solutions Corporation Class A*	115,476	6,873,132
Electronic Arts, Inc.*	100,151	8,965,518
Facebook, Inc. Class A*	563,609	80,060,658
Intuit, Inc.	44,272	5,135,109
Microsoft Corporation	433,555	28,553,932
Oracle Corporation	481,786	21,492,473
Palo Alto Networks, Inc.Δ*	70,367	7,928,954
QUALCOMM, Inc.	369,659	21,196,247
salesforce.com, Inc.*	432,342	35,663,892
ServiceNow, Inc.*	101,000	8,834,470
Snap, Inc. Class AΔ*	204,949	4,617,501
Splunk, Inc.Δ*	185,883	11,578,652
Symantec Corporation	277,176	8,503,760
TiVo Corporation	7	131

		430,978,597

Total Common Stocks (Cost $971,679,144)		1,260,251,246

See Notes to Schedules of Investments.	107

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 9.2%
Bermuda — 0.5%
Genpact, Ltd.	293,575	$7,268,917

China — 3.7%
Alibaba Group Holding, Ltd. ADRΔ*	381,380	41,124,205
Baidu, Inc. ADR*	75,300	12,990,756

		54,114,961

Curacao — 1.2%
Schlumberger, Ltd.	228,344	17,833,666

France — 1.0%
Danone SA ADRΔ	1,066,178	14,595,977

Netherlands — 1.1%
ASML Holding NV	30,329	4,027,691
NXP Semiconductor NV*	109,353	11,318,036

		15,345,727

Switzerland — 0.7%
Novartis AG ADR	124,783	9,267,633

United Kingdom — 1.0%
Liberty Global PLC Class A*	51,307	1,840,382
Liberty Global PLC, Series C*	191,402	6,706,726
Nielsen Holdings PLCΔ	143,205	5,915,799

		14,462,907

Total Foreign Common Stocks (Cost $121,082,698)		132,889,788

MONEY MARKET FUNDS — 4.3%
GuideStone Money Market Fund (Investor Class)¥	54,584,725	54,584,725
Northern Institutional Liquid Assets Portfolio§	7,488,725	7,488,725

Total Money Market Funds (Cost $62,073,450)		62,073,450

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $3,095,866)	$3,100,000	3,094,851

TOTAL INVESTMENTS — 100.7% (Cost $1,157,931,158)		1,458,309,335
Liabilities in Excess of Other Assets — (0.7)%		(10,588,965)

NET ASSETS — 100.0%		$1,447,720,370

108	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,260,251,246	$1,260,251,246	$—	$—
Foreign Common Stocks	132,889,788	132,889,788	—	—
Money Market Funds	62,073,450	62,073,450	—	—
U.S. Treasury Obligation	3,094,851	—	3,094,851	—

Total Assets — Investments in Securities	$1,458,309,335	$1,455,214,484	$3,094,851	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(45,906)	$(45,906)	$—	$—

Total Liabilities — Other Financial Instruments	$(45,906)	$(45,906)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

See Notes to Schedules of Investments.	109

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.4%
Consumer Discretionary — 12.4%
2U, Inc.Δ*	65,700	$2,605,662
Aaron’s, Inc.	51,931	1,544,428
American Axle & Manufacturing Holdings, Inc.Δ*	76,025	1,427,749
American Outdoor Brands CorporationΔ*	65,516	1,297,872
Avis Budget Group, Inc.*	14,575	431,128
Big Lots, Inc.Δ	49,457	2,407,567
Bloomin’ Brands, Inc.	45,030	888,442
Bright Horizons Family Solutions, Inc.*	53,900	3,907,211
Brunswick Corporation	5,856	358,387
Cable One, Inc.Δ	4,910	3,066,148
Capella Education Co.	11,316	962,143
Carriage Services, Inc.Δ	34,040	923,165
Cavco Industries, Inc.Δ*	4,450	517,980
Chegg, Inc.Δ*	185,200	1,563,088
Dave & Buster’s Entertainment, Inc.*	21,000	1,282,890
Destination XL Group, Inc.Δ*	330,288	941,321
Five Below, Inc.Δ*	29,500	1,277,645
Fox Factory Holding CorporationΔ*	58,997	1,693,214
Francesca’s Holdings CorporationΔ*	32,622	500,748
Gannett Co., Inc.	71,112	595,919
Gentherm, Inc.Δ*	30,135	1,182,799
Grand Canyon Education, Inc.*	39,040	2,795,654
Gray Television, Inc.*	19,580	283,910
Hibbett Sports, Inc.Δ*	51,200	1,510,400
Inter Parfums, Inc.	33,300	1,217,115
Kona Grill, Inc.Δ*	28,230	177,849
La Quinta Holdings, Inc.*	38,979	526,996
LCI IndustriesΔ	25,320	2,526,936
Lear Corporation	8,886	1,258,080
Libbey, Inc.	59,799	871,869
Lithia Motors, Inc. Class A	16,800	1,438,920
Malibu Boats, Inc. Class A*	53,433	1,199,571
MCBC Holdings, Inc.*	36,121	584,077
Monro Muffler Brake, Inc.Δ	60,750	3,165,075
MSG Networks, Inc. Class A*	74,095	1,730,118
Office Depot, Inc.	61,022	284,668
Ollie’s Bargain Outlet Holdings, Inc.Δ*	46,600	1,561,100
Papa John’s International, Inc.Δ	17,300	1,384,692
Rent-A-Center, Inc.Δ	57,682	511,639
Ruth’s Hospitality Group, Inc.	7,327	146,906
Skechers U.S.A., Inc. Class A*	34,650	951,142
Steven Madden, Ltd.*	27,260	1,050,873
Tenneco, Inc.Δ	5,964	372,273
Time, Inc.	50,220	971,757
Tower International, Inc.	40,741	1,104,081
Universal Electronics, Inc.Δ*	57,916	3,967,246
Visteon Corporation*	19,061	1,867,025
William Lyon Homes Class AΔ*	87,500	1,804,250
ZAGG, Inc.*	171,290	1,233,288

		65,873,016

Consumer Staples — 1.1%
Andersons, Inc. (The)	11,598	439,564
Dean Foods Co.Δ	87,653	1,723,258
Medifast, Inc.	25,780	1,143,859
Nu Skin Enterprises, Inc. Class A	2,637	146,459
Omega Protein Corporation	73,140	1,466,457
Sanderson Farms, Inc.Δ	6,427	667,380

		5,586,977

Energy — 4.6%
Archrock, Inc.	33,841	419,628
Atwood Oceanics, Inc.Δ*	74,632	711,243
Callon Petroleum Co.*	49,380	649,841
CONSOL Energy, Inc.Δ*	57,779	969,532
Dril-Quip, Inc.Δ*	10,623	579,485
Exterran Corporation*	7,436	233,862
Gulfport Energy Corporation*	216,320	3,718,541
Keane Group, Inc.Δ*	63,900	913,770
Matador Resources Co.Δ*	65,600	1,560,624
Matrix Service Co.*	23,673	390,604
Murphy Oil CorporationΔ	12,986	371,270
PBF Energy, Inc. Class AΔ	90,097	1,997,450
PDC Energy, Inc.Δ*	27,000	1,683,450
Renewable Energy Group, Inc.Δ*	122,062	1,275,548
REX American Resources CorporationΔ*	19,513	1,765,731
Ring Energy, Inc.*	149,663	1,619,354
RSP Permian, Inc.*	29,300	1,213,899
Southwestern Energy Co.Δ*	236,824	1,934,852
Westmoreland Coal Co.*	14,050	204,006
Whiting Petroleum Corporation*	104,700	990,462
WildHorse Resource Development Corporation*	79,500	988,980

		24,192,132

Financial Services — 20.9%
Alleghany Corporation*	2,993	1,839,677
American Equity Investment Life Holding Co.	73,995	1,748,502
American Financial Group, Inc.	21,868	2,086,645
American Homes 4 Rent Class A REIT	17,328	397,851
AMERISAFE, Inc.Δ	61,015	3,959,873
AmTrust Financial Services, Inc.Δ	29,510	544,755
Armada Hoffler Properties, Inc. REITΔ	11,626	161,485
Ashford Hospitality Trust, Inc. REIT	248,538	1,583,187
Baldwin & Lyons, Inc. Class B	8,822	215,698
BancFirst Corporation	6,110	549,289
Bancorp, Inc. (The)Δ*	100,901	514,595
BankUnited, Inc.	46,568	1,737,452
Berkshire Hills Bancorp, Inc.	32,253	1,162,721
Blackhawk Network Holdings, Inc.*	39,300	1,595,580
CardConnect CorporationΔ*	77,600	1,024,320
CBL & Associates Properties, Inc. REITΔ	151,740	1,447,600
Central Pacific Financial Corporation	62,679	1,914,217
Charter Financial Corporation	8,488	166,959
Chemical Financial Corporation	36,431	1,863,446
CNO Financial Group, Inc.	90,169	1,848,464
Community Bank System, Inc.Δ	15,670	861,537
CubeSmart REIT	23,190	602,012
Customers Bancorp, Inc.*	33,975	1,071,232

110	See Notes to Schedules of Investments.

	Shares	Value
DiamondRock Hospitality Co. REIT	76,837	$856,733
East West Bancorp, Inc.	9,092	469,238
Enova International, Inc.*	8,702	129,225
Enterprise Financial Services Corporation	8,602	364,725
Evercore Partners, Inc. Class A	7,104	553,402
Fair Isaac Corporation	19,300	2,488,735
FCB Financial Holdings, Inc. Class A*	6,900	341,895
Federal Agricultural Mortgage Corporation Class C	24,078	1,386,170
Fifth Street Finance CorporationΔ	14,272	65,937
Financial Institutions, Inc.	25,176	829,549
First Commonwealth Financial Corporation	120,840	1,602,338
First Financial Bancorp	21,772	597,641
First Potomac Realty Trust REIT	46,728	480,364
FNB Corporation	148,710	2,211,318
GAMCO Investors, Inc. Class A	4,506	133,333
Government Properties Income Trust REITΔ	82,250	1,721,492
Gramercy Property Trust REITΔ	14,569	383,165
Great Western Bancorp, Inc.	24,995	1,060,038
Green Dot Corporation Class A*	59,349	1,979,883
Hamilton Lane, Inc. Class A*	54,900	1,024,983
Hanmi Financial Corporation	31,112	956,694
Hanover Insurance Group, Inc. (The)	20,510	1,847,131
HCI Group, Inc.Δ	25,247	1,150,758
Heritage Insurance Holdings, Inc.	18,435	235,415
HFF, Inc. Class A*	76,200	2,108,454
HomeTrust Bancshares, Inc.*	16,685	392,097
Hospitality Properties Trust REIT	54,572	1,720,655
Independent Bank Corporation	40,708	842,656
InfraREIT, Inc.	32,153	578,754
INTL. FCStone, Inc.*	23,000	873,080
Investment Technology Group, Inc.	16,708	338,337
Kennedy-Wilson Holdings, Inc.	141,725	3,146,295
LaSalle Hotel Properties REITΔ	57,119	1,653,595
LPL Financial Holdings, Inc.	10,644	423,950
Mack-Cali Realty Corporation REIT	73,126	1,970,014
National Bank Holdings Corporation Class A	6,188	201,110
National General Holdings Corporation	55,460	1,317,730
National Storage Affiliates Trust REITΔ	81,500	1,947,850
Net 1 UEPS Technologies, Inc.*	56,634	692,634
New Senior Investment Group, Inc. REITΔ	130,697	1,333,109
NexPoint Residential Trust, Inc. REITΔ	40,476	977,900
Old Second Bancorp, Inc.	39,037	439,166
Pacific Premier Bancorp, Inc.*	51,775	1,995,926
Peapack Gladstone Financial CorporationΔ	9,400	278,146
Physicians Realty Trust REIT	57,240	1,137,359
PICO Holdings, Inc.Δ*	17,391	243,474
Piedmont Office Realty Trust, Inc. Class A REITΔ	90,458	1,933,992
Pinnacle Financial Partners, Inc.	9,240	613,998
Preferred Apartment Communities, Inc. Class A REITΔ	87,996	1,162,427
ProAssurance CorporationΔ	38,190	2,300,947
QCR Holdings, Inc.	3,528	149,411
Radian Group, Inc.	15,936	286,211
Regional Management Corporation*	5,772	112,150
Reinsurance Group of America, Inc.	19,683	2,499,347
RLJ Lodging Trust REIT	22,719	534,124
RMR Group, Inc. (The) Class A	18,112	896,544
Ryman Hospitality Properties, Inc. REIT	8,577	530,316
Safeguard Scientifics, Inc.*	49,210	624,967
Synovus Financial Corporation	35,276	1,447,021
Texas Capital Bancshares, Inc.*	23,360	1,949,392
Tier REIT, Inc.	63,346	1,099,687
TriplePoint Venture Growth BDC CorporationΔ	34,935	486,994
UMH Properties, Inc. REIT	13,598	206,826
Umpqua Holdings Corporation	101,540	1,801,320
Union Bankshares Corporation	16,474	579,555
United Community Banks, Inc.	104,409	2,891,085
Universal Insurance Holdings, Inc.Δ	36,477	893,686
Voya Financial, Inc.	77,964	2,959,513
Walker & Dunlop, Inc.*	27,142	1,131,550
Washington Prime Group, Inc. REIT	197,384	1,715,267
WEX, Inc.Δ*	30,500	3,156,750
Wintrust Financial Corporation	12,510	864,691
WisdomTree Investments, Inc.Δ	182,600	1,658,008
Xenia Hotels & Resorts, Inc. REIT	10,645	181,710

		111,047,039

Healthcare — 6.2%
Achaogen, Inc.Δ*	21,000	529,830
Addus HomeCare Corporation*	8,177	261,664
Akorn, Inc.Δ*	32,500	782,600
AMAG Pharmaceuticals, Inc.Δ*	50,465	1,137,986
Amedisys, Inc.*	25,300	1,292,577
American Renal Associates Holdings, Inc.Δ*	49,300	832,184
Applied Genetic Technologies CorporationΔ*	60,063	414,435
Civitas Solutions, Inc.*	87,000	1,596,450
Depomed, Inc.*	8,391	105,307
Dermira, Inc.*	57,300	1,954,503
Eagle Pharmaceuticals, Inc.*	1,446	119,931
Emergent BioSolutions, Inc.*	43,032	1,249,649
Endologix, Inc.Δ*	155,500	1,125,820
Five Star Quality Care, Inc.+*	2,086	—
Genomic Health, Inc.*	23,730	747,258

See Notes to Schedules of Investments.	111

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Globus Medical, Inc. Class AΔ*	33,010	$977,756
Halyard Health, Inc.*	4,147	157,959
Inogen, Inc.*	24,000	1,861,440
iRhythm Technologies, Inc.Δ*	29,900	1,124,240
K2M Group Holdings, Inc.*	67,700	1,388,527
Lannett Co., Inc.Δ*	114,142	2,551,074
Ligand Pharmaceuticals, Inc.Δ*	7,715	816,556
Masimo Corporation*	12,820	1,195,593
Molina Healthcare, Inc.Δ*	13,125	598,500
Myriad Genetics, Inc.Δ*	9,180	176,256
Owens & Minor, Inc.	5,280	182,688
PRA Health Sciences, Inc.*	27,800	1,813,394
Providence Service Corporation (The)*	4,478	199,002
Quality Systems, Inc.*	12,839	195,666
Repligen CorporationΔ*	41,800	1,471,360
Retrophin, Inc.*	7,640	141,035
United Therapeutics Corporation*	14,294	1,935,122
US Physical Therapy, Inc.Δ	9,230	602,719
Vanda Pharmaceuticals, Inc.*	27,052	378,728
West Pharmaceutical Services, Inc.	39,600	3,231,756

		33,149,565

Materials & Processing — 7.8%
A. Schulman, Inc.	21,668	681,458
Beacon Roofing Supply, Inc.Δ*	48,800	2,399,008
Cabot Corporation	7,164	429,195
Continental Building Products, Inc.*	46,343	1,135,403
Ferro Corporation*	20,910	317,623
FutureFuel Corporation	52,237	740,721
Global Brass & Copper Holdings, Inc.	12,895	443,588
Huntsman Corporation	57,927	1,421,528
Innophos Holdings, Inc.	3,164	170,761
Insteel Industries, Inc.	59,082	2,135,223
Interface, Inc.	33,389	636,060
Koppers Holdings, Inc.*	68,443	2,898,561
Landec CorporationΔ*	35,820	429,840
LB Foster Co. Class A	36,043	450,537
LSB Industries, Inc.Δ*	122,155	1,145,814
Mercer International, Inc.	39,054	456,932
Myers Industries, Inc.	41,659	660,295
NCI Building Systems, Inc.*	27,120	465,108
NN, Inc.Δ	89,074	2,244,665
Olympic Steel, Inc.	12,334	228,919
OMNOVA Solutions, Inc.*	163,459	1,618,244
Owens Corning	36,053	2,212,573
Owens-Illinois, Inc.*	31,550	642,989
P.H. Glatfelter Co.	24,790	538,935
Patrick Industries, Inc.*	69,113	4,900,112
PolyOne Corporation	91,875	3,132,019
RBC Bearings, Inc.Δ*	18,900	1,835,001
Reliance Steel & Aluminum Co.	12,040	963,441
Resolute Forest Products*	41,726	227,407
Rexnord Corporation*	75,400	1,740,232
Ryerson Holding Corporation*	14,771	186,115
Steel Dynamics, Inc.	9,796	340,509
Summit Materials, Inc. Class A*	81,824	2,021,871
Unifi, Inc.*	20,113	571,008
United States Steel Corporation	8,507	287,622
Universal Stainless & Alloy Products, Inc.*	55,449	942,633

		41,651,950

Producer Durables — 18.2%
ACCO Brands Corporation*	304,850	4,008,778
Advanced Energy Industries, Inc.*	7,015	480,948
Advisory Board Co. (The)*	38,700	1,811,160
Aegion Corporation*	49,049	1,123,713
Alaska Air Group, Inc.	18,038	1,663,464
Albany International Corporation Class A	66,000	3,039,300
Allegiant Travel Co.Δ	13,150	2,107,287
Astronics CorporationΔ*	75,616	2,399,296
Atlas Air Worldwide Holdings, Inc.*	31,868	1,767,081
AZZ, Inc.	42,017	2,500,011
Babcock & Wilcox Enterprises, Inc.*	36,950	345,113
Clean Harbors, Inc.*	44,900	2,497,338
Columbus McKinnon Corporation	107,035	2,656,609
CRA International, Inc.	5,625	198,731
Crane Co.	7,485	560,103
DHI Group, Inc.*	136,866	540,621
Ducommun, Inc.Δ*	55,847	1,607,835
Electronics For Imaging, Inc.*	42,500	2,075,275
EMCOR Group, Inc.	23,600	1,485,620
EnerSys, Inc.	37,250	2,940,515
ExlService Holdings, Inc.*	54,450	2,578,752
Exponent, Inc.	33,900	2,018,745
FARO Technologies, Inc.Δ*	33,200	1,186,900
Greenbrier Cos., Inc. (The)Δ	42,887	1,848,430
Hackett Group, Inc. (The)	11,468	223,511
Hawaiian Holdings, Inc.*	19,059	885,291
Healthcare Services Group, Inc.Δ	48,250	2,079,092
Hub Group, Inc. Class A*	19,950	925,680
Huron Consulting Group, Inc.*	32,300	1,359,830
ICF International, Inc.*	41,400	1,709,820
JetBlue Airways Corporation*	51,380	1,058,942
KBR, Inc.	107,600	1,617,228
Knight Transportation, Inc.	50,100	1,570,635
Littelfuse, Inc.	10,000	1,599,100
Lydall, Inc.*	34,282	1,837,515
ManpowerGroup, Inc.	8,881	910,924
MAXIMUS, Inc.	30,500	1,897,100
Milacron Holdings Corporation*	126,500	2,354,165
MYR Group, Inc.*	47,304	1,939,464
Neff Corporation Class AΔ*	23,240	452,018
Old Dominion Freight Line, Inc.	8,520	729,056
On Assignment, Inc.*	111,220	5,397,507
Orbital ATK, Inc.Δ	27,531	2,698,038
Proto Labs, Inc.Δ*	22,000	1,124,200
Quanta Services, Inc.*	25,265	937,584
RPX Corporation*	123,920	1,487,040
SkyWest, Inc.	6,296	215,638
Spirit AeroSystems Holdings, Inc. Class A	32,516	1,883,327
Spirit Airlines, Inc.*	44,073	2,338,954
Terex Corporation	11,725	368,165
Tidewater, Inc.Δ*	225,268	259,058

112	See Notes to Schedules of Investments.

	Shares	Value
TriNet Group, Inc.*	70,100	$2,025,890
Triumph Group, Inc.Δ	60,887	1,567,840
UniFirst Corporation	13,700	1,937,865
Vectrus, Inc.*	7,175	160,361
Wabash National CorporationΔ	62,459	1,292,277
Wabtec CorporationΔ	3,640	283,920
WageWorks, Inc.Δ*	39,650	2,866,695
Watts Water Technologies, Inc. Class AΔ	12,500	779,375
Wesco Aircraft Holdings, Inc.*	52,505	598,557
Zebra Technologies Corporation Class A*	20,640	1,883,400

		96,696,687

Technology — 12.3%
Acacia Research CorporationΔ*	80,119	460,684
Amkor Technology, Inc.*	64,696	749,827
Aspen Technology, Inc.Δ*	31,884	1,878,605
Black Box Corporation	53,135	475,558
Blackline, Inc.Δ*	39,900	1,187,424
BroadSoft, Inc.Δ*	37,500	1,507,500
Carbonite, Inc.*	40,700	826,210
Coherent, Inc.*	6,680	1,373,675
Cohu, Inc.	19,355	357,293
Cypress Semiconductor CorporationΔ	108,641	1,494,900
Envestnet, Inc.*	92,200	2,978,060
Evolent Health, Inc. Class AΔ*	55,700	1,242,110
Extreme Networks, Inc.*	43,757	328,615
Global Eagle Entertainment, Inc.Δ*	73,500	234,465
Integrated Device Technology, Inc.*	63,935	1,513,342
InterDigital, Inc.	37,690	3,252,647
Jabil Circuit, Inc.	8,224	237,838
Kulicke & Soffa Industries, Inc.*	90,918	1,847,454
MACOM Technology Solutions Holdings, Inc.Δ*	42,000	2,028,600
MKS Instruments, Inc.	105,467	7,250,856
NCR CorporationΔ*	5,687	259,782
NIC, Inc.	86,400	1,745,280
Paycom Software, Inc.Δ*	49,700	2,858,247
Pegasystems, Inc.	38,600	1,692,610
Progress Software Corporation	30,983	900,056
Q2 Holdings, Inc.*	80,600	2,808,910
Reis, Inc.Δ	52,500	939,750
RetailMeNot, Inc.*	134,392	1,088,575
Rubicon Project, Inc. (The)Δ*	71,795	422,873
Science Applications International Corporation	25,500	1,897,200
Sparton Corporation*	4,525	94,980
Synaptics, Inc.Δ*	34,995	1,732,602
Synchronoss Technologies, Inc.*	58,274	1,421,886
Synopsys, Inc.*	4,535	327,110
Take-Two Interactive Software, Inc.Δ*	33,370	1,977,840
Teradyne, Inc.	40,933	1,273,016
TESSCO Technologies, Inc.	50,499	792,834
Tyler Technologies, Inc.Δ*	15,574	2,407,117
Ultimate Software Group, Inc. (The)Δ*	18,300	3,572,343
VeriFone Systems, Inc.*	119,925	2,246,195
Vishay Intertechnology, Inc.Δ	123,244	2,027,364
Web.com Group, Inc.*	40,299	777,771
Zix Corporation*	126,118	606,628

		65,096,632

Utilities — 3.9%
Cogent Communications Holdings, Inc.	35,500	1,528,275
El Paso Electric Co.	15,126	763,863
General Communication, Inc. Class AΔ*	10,851	225,701
j2 Global, Inc.Δ	46,100	3,868,251
OGE Energy Corporation	10,372	362,813
Pinnacle West Capital Corporation	9,064	755,756
PNM Resources, Inc.Δ	18,581	687,497
Portland General Electric Co.	40,919	1,817,622
Shenandoah Telecommunications Co.Δ	77,500	2,173,875
Southwest Gas Holdings, Inc.	15,839	1,313,211
Spire, Inc.	10,710	722,925
UGI Corporation	50,650	2,502,110
Vectren Corporation	32,435	1,901,015
Vonage Holdings Corporation*	132,730	838,854
West Corporation	53,350	1,302,807

		20,764,575

Total Common Stocks (Cost $403,506,451)		464,058,573

FOREIGN COMMON STOCKS — 7.8%
Belgium — 0.1%
Euronav NVΔ	70,203	554,604

Bermuda — 2.3%
Aspen Insurance Holdings, Ltd.	39,272	2,044,108
Assured Guaranty, Ltd.	57,941	2,150,190
Axis Capital Holdings, Ltd.	17,796	1,192,866
Cosan, Ltd. Class A	111,184	949,511
Everest Re Group, Ltd.	10,276	2,402,632
Helen of Troy, Ltd.*	3,830	360,786
Lazard, Ltd. Class A	36,532	1,680,107
Nabors Industries, Ltd.Δ	53,715	702,055
Signet Jewelers, Ltd.Δ	9,720	673,304
Tsakos Energy Navigation, Ltd.Δ	35,224	168,723

		12,324,282

British Virgin Islands — 0.2%
AquaVenture Holdings, Ltd.Δ*	56,200	959,334

Canada — 1.2%
Celestica, Inc.*	80,336	1,167,282
Dominion Diamond Corporation	99,196	1,252,846
IMAX CorporationΔ*	80,800	2,747,200
Just Energy Group, Inc.Δ	175,101	1,096,132
TransAlta CorporationΔ	21,832	127,717

		6,391,177

Cayman Islands — 0.3%
Nord Anglia Education, Inc.Δ*	72,500	1,837,150

Curacao — 0.1%
Orthofix International NVΔ*	22,149	844,984

France — 0.5%
DBV Technologies SA ADRΔ*	28,800	1,014,336
Talend SA ADRΔ*	50,000	1,489,000

		2,503,336

See Notes to Schedules of Investments.	113

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Israel — 0.4%
magicJack VocalTec, Ltd.Δ*	42,709	$365,162
Mellanox Technologies, Ltd.Δ*	31,506	1,605,231
Nova Measuring Instruments, Ltd.*	1,401	26,044

		1,996,437

Luxembourg — 0.6%
Adecoagro SAΔ*	46,746	535,709
Orion Engineered Carbons SA	38,583	790,952
Trinseo SA	27,594	1,851,557

		3,178,218

Marshall Islands — 0.1%
Aegean Marine Petroleum Network, Inc.Δ	63,160	761,078

Netherlands — 0.1%
Chicago Bridge & Iron Co. NVΔ	10,495	322,721

Panama — 0.3%
Copa Holdings SA Class AΔ	3,043	341,577
McDermott International, Inc.Δ*	201,821	1,362,292

		1,703,869

Puerto Rico — 1.0%
OFG BancorpΔ	263,101	3,104,592
Popular, Inc.	51,518	2,098,328

		5,202,920

United Kingdom — 0.6%
Cardtronics PLC Class A*	28,800	1,346,400
Ensco PLC Class A	67,205	601,485
Rowan Cos. PLC Class AΔ*	67,280	1,048,222

		2,996,107

Total Foreign Common Stocks (Cost $35,271,585)		41,576,217

MASTER LIMITED PARTNERSHIP — 0.7%
Compass Diversified Holdings (Cost $3,532,937)	236,565	3,926,979

MONEY MARKET FUNDS — 11.2%
GuideStone Money Market Fund (Investor Class)¥	18,164,475	18,164,475
Northern Institutional Liquid Assets Portfolio§	41,029,907	41,029,907

Total Money Market Funds (Cost $59,194,382)		59,194,382

	Par
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17+Ω#	$160,000	—
0.00%, 12/28/17+Ω#	120,000	—
0.00%, 08/19/45+Ω#	50,000	—
0.00%, 11/30/49+Ω#	10,000	—

Total Corporate Bonds (Cost $0)		—

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $1,298,266)	1,300,000	1,297,841

TOTAL INVESTMENTS — 107.3% (Cost $502,803,621)		570,053,992
Liabilities in Excess of Other Assets — (7.3)%		(38,901,195)

NET ASSETS — 100.0%		$531,152,797

114	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$65,873,016	$65,873,016	$—	$—
Consumer Staples	5,586,977	5,586,977	—	—
Energy	24,192,132	24,192,132	—	—
Financial Services	111,047,039	111,047,039	—	—
Healthcare	33,149,565	33,149,565	—	—
Materials & Processing	41,651,950	41,651,950	—	—
Producer Durables	96,696,687	96,696,687	—	—
Technology	65,096,632	65,096,632	—	—
Utilities	20,764,575	20,764,575	—	—
Corporate Bonds	—	—	—	—
Foreign Common Stocks	41,576,217	41,576,217	—	—
Master Limited Partnership	3,926,979	3,926,979	—	—
Money Market Funds	59,194,382	59,194,382	—	—
U.S. Treasury Obligation	1,297,841	—	1,297,841	—

Total Assets — Investments in Securities	$570,053,992	$568,756,151	$1,297,841	$—

Other Financial Instruments***
Futures Contracts	$256,166	$256,166	$—	$—

Total Assets — Other Financial Instruments	$256,166	$256,166	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

See Notes to Schedules of Investments.	115

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 94.9%
Australia — 7.2%
AGL Energy, Ltd.	8,601	$173,282
Alumina, Ltd.	20,465	27,987
Amcor, Ltd.	12,343	142,017
AMP, Ltd.	32,305	127,848
APA Group	13,194	90,319
ASX, Ltd.	2,247	86,659
Aurizon Holdings, Ltd.	25,222	101,165
AusNet Services	27,770	35,749
Australia & New Zealand Banking Group, Ltd.	31,151	757,296
Bank of Queensland, Ltd.	3,948	36,678
Bendigo and Adelaide Bank, Ltd.Δ	5,305	49,204
BHP Billiton, Ltd.	32,891	604,094
Boral, Ltd.	12,539	55,946
Brambles, Ltd.	15,826	113,051
Caltex Australia, Ltd.	2,589	58,331
Challenger, Ltd.	6,640	63,666
CIMIC Group, Ltd.	1,187	32,584
Coca-Cola Amatil, Ltd.	13,078	108,109
Cochlear, Ltd.	717	74,077
Commonwealth Bank of Australia	18,126	1,189,704
Computershare, Ltd.	5,174	55,578
CSL, Ltd.	4,943	473,303
Dexus Property Group REIT	9,600	71,657
Domino’s Pizza Enterprises, Ltd.Δ	1,020	45,292
DUET Group	28,250	60,217
Flight Centre Travel Group, Ltd.Δ	1,053	23,234
Fortescue Metals Group, Ltd.	15,263	72,648
Goodman Group REIT	19,708	116,540
GPT Group (The) REIT	20,139	79,239
Harvey Norman Holdings, Ltd.Δ	9,185	31,788
Healthscope, Ltd.	21,042	36,493
Incitec Pivot, Ltd.	17,247	49,544
Insurance Australia Group, Ltd.	26,988	124,744
Lend Lease Group	5,556	66,134
Macquarie Group, Ltd.	3,282	226,172
Medibank Pvt., Ltd.	28,244	60,851
Mirvac Group REIT	37,367	62,521
National Australia Bank, Ltd.	28,267	720,010
Newcrest Mining, Ltd.	7,513	127,828
Orica, Ltd.	4,853	65,255
Origin Energy, Ltd.	19,723	106,232
Qantas Airways, Ltd.	4,384	13,029
QBE Insurance Group, Ltd.	15,735	154,958
Ramsay Health Care, Ltd.	1,607	85,807
REA Group, Ltd.	873	39,571
Rio Tinto, Ltd.	4,176	192,895
Santos, Ltd.	17,955	52,127
Scentre Group REIT	56,458	185,044
SEEK, Ltd.	3,958	48,141
Sonic Healthcare, Ltd.	3,771	63,729
South32, Ltd.	58,584	123,533
Stockland REIT	27,645	98,000
Suncorp Group, Ltd.	13,771	138,983
Sydney AirportΔ	10,990	56,843
Telstra Corporation, Ltd.	47,291	168,367
TPG Telecom, Ltd.Δ	4,589	24,437
Transurban Group	23,481	209,354
Vicinity Centres REIT	34,448	74,481
Vocus Group, Ltd.Δ	8,549	28,216
Wesfarmers, Ltd.	17,104	588,950
Westfield Corporation REIT	21,009	142,532
Westpac Banking Corporation	35,055	938,978
Woodside Petroleum, Ltd.	8,023	196,637

		10,227,658

Austria — 0.2%
ANDRITZ AG	720	36,012
Erste Group Bank AG*	3,328	108,374
OMV AG	1,545	60,794
Raiffeisen Bank International AG*	950	21,440
voestalpine AG	1,220	48,025

		274,645

Belgium — 0.7%
Ageas	2,844	111,165
Colruyt SAΔ	1,112	54,593
Groupe Bruxelles Lambert SA	1,554	141,080
KBC Groep NV	3,074	203,943
Proximus SADP	2,121	66,557
Solvay SA	1,154	141,022
Telenet Group Holding NV*	1,213	72,142
UCB SA	2,703	209,664
Umicore SA	1,008	57,423

		1,057,589

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	7,000	54,944
First Pacific Co., Ltd.	18,000	13,063
Jardine Matheson Holdings, Ltd.	2,600	167,050
Jardine Strategic Holdings, Ltd.	2,500	105,000
Kerry Properties, Ltd.	5,000	17,339
Li & Fung, Ltd.	60,000	26,018
NWS Holdings, Ltd.	13,066	23,841
Shangri-La Asia, Ltd.	32,000	46,611
Yue Yuen Industrial Holdings, Ltd.	8,000	31,448

		485,314

Denmark — 1.3%
AP Moeller — Maersk A/S Class A	54	87,114
AP Moeller — Maersk A/S Class BΔ	64	106,183
Chr. Hansen Holding A/S	1,203	77,214
Coloplast A/S Class BΔ	2,646	206,600
Danske Bank A/S	8,603	292,993
DONG Energy A/S 144A	1,983	76,464
DSV A/S	1,815	93,957
Genmab A/S*	757	145,786
ISS A/S	2,857	108,035
Novozymes A/S, B Shares	3,610	143,083
Pandora A/S	1,433	158,638
TDC A/S	8,509	43,877
Tryg A/S	2,118	38,420
Vestas Wind Systems A/S	2,437	198,144
William Demant Holding A/S*	2,918	60,966

		1,837,474

116	See Notes to Schedules of Investments.

	Shares	Value
Finland — 1.0%
Elisa OYJΔ	1,415	$50,041
Fortum OYJ	5,093	80,575
Kone OYJ Class BΔ	3,899	171,204
Metso OYJ	913	27,642
Neste OYJ	1,361	53,082
Nokia OYJ	65,477	351,363
Nokian Renkaat OYJ	1,196	49,939
Orion OYJ Class BΔ	1,825	95,146
Sampo OYJ, A Shares	5,856	277,750
Stora Enso OYJ, R SharesΔ	7,178	84,845
UPM-Kymmene OYJΔ	5,840	137,187
Wartsila OYJ Abp	1,465	78,378

		1,457,152

France — 9.2%
Accor SA	2,363	98,439
Aeroports de Paris	378	46,717
Air Liquide SA	4,178	477,356
Alstom SA*	1,430	42,738
Arkema SA	687	67,778
Atos SE	879	108,729
AXA SA	22,116	572,258
BNP Paribas SA	11,611	773,299
Bollore SAΔ*	81	308
Bollore SAΔ	12,114	46,963
Bouygues SA	1,998	81,326
Bureau Veritas SA	2,626	55,398
Capgemini SA	1,772	163,631
Carrefour SA	6,639	156,523
Casino Guichard Perrachon SAΔ	458	25,617
Christian Dior SEΔ	1,038	241,179
Cie de St-Gobain	5,123	263,069
Cie Generale des Etablissements Michelin	1,609	195,422
CNP Assurances	1,390	28,293
Credit Agricole SA	11,379	154,167
Danone SA	10,206	694,206
Dassault Aviation SA	9	11,444
Dassault Systemes SA	1,483	128,369
Edenred	2,716	64,178
Eiffage SA	593	46,447
Electricite de France SA+	8	67
Electricite de France SAΔ	4,545	38,265
Engie SA	16,252	230,244
Essilor International SA	2,592	314,951
Eurazeo SA	340	22,390
Eutelsat Communications SA	1,634	36,484
Fonciere Des Regions REIT	471	39,348
Gecina SA REIT	503	68,256
Groupe Eurotunnel SE	5,218	52,504
Hermes International	440	208,458
ICADE REIT	531	38,905
Iliad SA	257	57,479
Imerys SA	277	23,513
Ingenico Group	660	62,284
JCDecaux SAΔ	1,071	37,693
Kering	1,025	265,113
Klepierre REITΔ	4,273	166,201
Lagardere SCA	1,481	43,622
Legrand SA	2,924	176,305
L’Oreal SA	3,227	620,180
Natixis SA	11,553	71,188
Orange SA	20,797	323,144
Peugeot SA*	3,975	80,040
Publicis Groupe SA	2,076	145,084
Renault SA	1,904	165,400
Rexel SA	1,668	30,286
Safran SA	3,222	240,710
Sanofi	13,428	1,212,184
Schneider Electric SE	5,902	432,113
SCOR SE	1,503	56,809
SEB SA	291	40,637
SFR Group SAΔ*	1,485	46,718
Societe BIC SA	295	36,758
Societe Generale SA	7,967	404,138
Sodexo SA	1,070	125,848
Suez	3,491	55,137
Thales SA	1,122	108,516
TOTAL SA	25,480	1,288,841
Unibail-Rodamco SE REIT	1,285	300,351
Valeo SA	2,146	142,925
Veolia Environnement SA	4,506	84,411
Vinci SA	5,637	446,808
Vivendi SA	11,829	229,985
Wendel SA	233	29,530
Zodiac Aerospace	2,025	50,658

		13,194,335

Germany — 8.4%
adidas AG	2,142	407,432
Allianz SE	5,353	991,645
Axel Springer SEΔ	360	19,882
BASF SE	10,186	1,009,711
Bayerische Motoren Werke AG	3,526	321,650
Beiersdorf AG	1,275	120,688
Brenntag AG	1,776	99,563
Commerzbank AGΔ	11,608	104,987
Continental AG	1,223	268,116
Covestro AG 144A	958	73,747
Daimler AG	10,567	780,085
Deutsche Bank AG*	15,900	273,939
Deutsche Boerse AG*	2,301	210,885
Deutsche Lufthansa AG	3,585	58,132
Deutsche Post AG	10,173	348,422
Deutsche Telekom AG	37,926	664,549
Deutsche Wohnen AG	3,798	125,056
E.ON SE	24,340	193,473
Evonik Industries AG	1,751	57,095
Fraport AG Frankfurt Airport Services Worldwide	338	23,917
Fresenius Medical Care AG & Co. KGaA	2,795	235,705
Fresenius SE & Co. KGaA	5,363	430,983
GEA Group AGΔ	2,114	89,848
Hannover Rueck SE	608	70,148
HeidelbergCement AG	1,514	141,745
Henkel AG & Co KGaA	1,482	164,661
HOCHTIEF AG	215	35,540
HUGO BOSS AGΔ	951	69,404
Infineon Technologies AG	11,974	244,556
Innogy SE 144A*	1,400	52,848
K+S AGΔ	1,931	44,887
LANXESS AG	939	62,999
Linde AG	2,042	340,050
MAN SE	379	39,069
Merck KGaA	2,991	340,778
METRO AG	2,082	66,588

See Notes to Schedules of Investments.	117

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG	1,695	$331,630
OSRAM Licht AG	947	59,353
ProSiebenSat.1 Media SE	2,829	125,262
RWE AG*	5,478	90,786
SAP SE	10,738	1,053,662
Siemens AG	8,355	1,144,447
Symrise AG	1,436	95,501
Telefonica Deutschland Holding AGΔ	8,893	44,115
thyssenKrupp AG	3,534	86,561
TUI AG	5,007	69,382
United Internet AGΔ	1,502	66,465
Volkswagen AGΔ	444	66,147
Vonovia SE	5,333	187,916
Zalando SE 144AΔ*	800	32,367

		12,036,377

Hong Kong — 2.9%
AIA Group, Ltd.	129,000	813,357
ASM Pacific Technology, Ltd.	3,200	43,523
Bank of East Asia, Ltd. (The)	12,668	52,406
BOC Hong Kong Holdings, Ltd.	40,500	165,460
Cathay Pacific Airways, Ltd.	19,000	27,578
Cheung Kong Property Holdings, Ltd.	30,500	205,453
CK Hutchison Holdings, Ltd.	29,000	356,739
CLP Holdings, Ltd.	17,500	182,960
Hang Lung Group, Ltd.	12,000	51,187
Hang Lung Properties, Ltd.	26,000	67,580
Hang Seng Bank, Ltd.	8,100	164,262
Henderson Land Development Co., Ltd.	12,980	80,420
HK Electric Investments & HK Electric Investments, Ltd. 144A	25,000	23,033
HKT Trust & HKT, Ltd.	29,000	37,390
Hong Kong & China Gas Co., Ltd.	83,110	166,188
Hong Kong Exchanges and Clearing, Ltd.	13,013	327,523
Hongkong Land Holdings, Ltd.	12,800	98,432
Hysan Development Co., Ltd.	9,000	40,822
Link REIT	24,500	171,656
MTR Corporation, Ltd.	16,387	92,040
New World Development Co., Ltd.	73,518	90,437
PCCW, Ltd.	55,000	32,413
Power Assets Holdings, Ltd.	16,500	142,251
Sino Land Co., Ltd.	30,335	53,164
Sun Hung Kai Properties, Ltd.	16,000	235,116
Swire Pacific, Ltd. Class A	6,500	64,904
Swire Properties, Ltd.	13,000	41,652
Techtronic Industries Co., Ltd.	17,500	70,820
WH Group, Ltd. 144A	113,500	97,851
Wharf Holdings, Ltd. (The)	15,000	128,740
Wheelock & Co., Ltd.	8,000	63,257

		4,188,614

Ireland — 0.5%
Bank of Ireland*	288,122	72,232
CRH PLC	9,009	317,830
DCC PLC	905	79,655
James Hardie Industries PLC CDI	5,216	81,972
Kerry Group PLC Class A	2,819	221,639

		773,328

Israel — 0.5%
Azrieli Group	1,369	72,635
Bank Hapoalim BM	12,664	77,190
Bank Leumi Le-Israel BM*	24,541	108,394
Bezeq The Israeli Telecommunication Corporation, Ltd.	51,814	93,115
Check Point Software Technologies, Ltd.*	1,500	153,990
Elbit Systems, Ltd.	330	37,769
Israel Chemicals, Ltd.	26,155	111,190
Mizrahi Tefahot Bank, Ltd.	1,129	19,149
NICE, Ltd.	1,027	69,005
Taro Pharmaceuticals Industries, Ltd.Δ*	300	34,986

		777,423

Italy — 1.7%
Assicurazioni Generali SpA	12,486	198,470
Atlantia SpA	4,528	116,898
Enel SpA	80,388	378,537
Eni SpA	27,270	446,558
Intesa Sanpaolo SpA	142,218	384,962
Leonardo SpA*	3,992	56,598
Luxottica Group SpA	2,060	113,726
Mediobanca SpA	3,955	35,652
Poste Italiane SpA 144A	1,382	9,214
Prysmian SpA	218	5,763
Saipem SpA*	74,124	33,647
Snam SpA	25,621	110,806
Telecom Italia SpA*	168,026	141,184
Terna Rete Elettrica Nazionale SpA	17,592	87,267
UniCredit SpA	21,315	328,577
UnipolSai Assicurazioni SpAΔ	11,476	25,318

		2,473,177

Japan — 22.3%
ABC-Mart, Inc.	500	29,237
Acom Co., Ltd.Δ*	3,200	12,791
AEON Co., Ltd.	7,100	103,633
AEON Financial Service Co., Ltd.	800	15,069
AEON Mall Co., Ltd.	900	14,163
Air Water, Inc.	2,000	36,863
Aisin Seiki Co., Ltd.	1,900	93,353
Ajinomoto Co., Inc.	8,400	165,729
Alfresa Holdings Corporation	1,900	32,921
Alps Electric Co., Ltd.	2,100	59,512
Amada Holdings Co., Ltd.	2,800	31,966
ANA Holdings, Inc.	13,000	39,678
Aozora Bank, Ltd.	5,000	18,414
Asahi Glass Co., Ltd.	10,000	81,020
Asahi Kasei Corporation	13,000	126,112
ASICS Corporation	1,700	27,303
Astellas Pharma, Inc.	24,200	318,667
Bandai Namco Holdings, Inc.	1,800	53,840
Bank of Kyoto, Ltd. (The)	3,000	21,854
Benesse Holdings, Inc.	500	15,629
Bridgestone Corporation	7,000	283,131
Brother Industries, Ltd.	1,900	39,679
Calbee, Inc.	1,500	51,132

118	See Notes to Schedules of Investments.

	Shares	Value
Canon, Inc.	11,800	$367,895
Casio Computer Co., Ltd.	2,100	29,219
Central Japan Railway Co.	1,500	244,409
Chiba Bank, Ltd. (The)	7,000	44,956
Chubu Electric Power Co., Inc.	7,000	93,748
Chugai Pharmaceutical Co., Ltd.	2,600	89,329
Chugoku Bank, Ltd. (The)	1,300	18,917
Chugoku Electric Power Co., Inc. (The)	3,100	34,305
Coca-Cola West Co., Ltd.	1,300	41,920
Concordia Financial Group, Ltd.	13,500	62,498
Credit Saison Co., Ltd.	1,200	21,407
CYBERDYNE, Inc.Δ*	1,200	17,224
Dai Nippon Printing Co., Ltd.	6,000	64,673
Daicel Corporation	3,100	37,340
Dai-ichi Life Insurance Co., Ltd. (The)	11,500	206,231
Daiichi Sankyo Co., Ltd.	7,000	157,630
Daikin Industries, Ltd.	2,400	241,121
Daito Trust Construction Co., Ltd.	700	96,169
Daiwa House Investment Corporation REIT	13	33,793
Daiwa House Industry Co., Ltd.	6,300	180,857
Daiwa Securities Group, Inc.	17,000	103,515
DeNA Co., Ltd.	1,200	24,349
Denso Corporation	5,000	219,932
Dentsu, Inc.	2,200	119,357
Don Quijote Holdings Co., Ltd.	1,000	34,672
East Japan Railway Co.	3,600	313,468
Eisai Co., Ltd.	2,900	150,145
Electric Power Development Co., Ltd.	1,500	35,098
FamilyMart UNY Holdings Co., Ltd.	800	47,714
FANUC Corporation	2,100	430,450
Fast Retailing Co., Ltd.	600	188,197
Fuji Electric Co., Ltd.	5,000	29,687
Fuji Heavy Industries, Ltd.	6,600	242,053
FUJIFILM Holdings Corporation	4,700	183,559
Fujitsu, Ltd.	20,000	122,321
Fukuoka Financial Group, Inc.	8,000	34,636
Hachijuni Bank, Ltd. (The)	5,000	28,249
Hakuhodo DY Holdings, Inc.	1,900	22,528
Hamamatsu Photonics KK	1,200	34,546
Hankyu Hanshin Holdings, Inc.	2,600	84,541
Hikari Tsushin, Inc.	200	19,546
Hino Motors, Ltd.	2,100	25,408
Hirose Electric Co., Ltd.	300	41,498
Hiroshima Bank, Ltd. (The)	6,000	25,492
Hisamitsu Pharmaceutical Co., Inc.Δ	500	28,564
Hitachi Chemical Co., Ltd.	1,200	33,199
Hitachi Construction Machinery Co., Ltd.	900	22,433
Hitachi High-Technologies Corporation	600	24,441
Hitachi Metals, Ltd.	2,000	28,061
Hitachi, Ltd.	52,000	281,416
Hokuriku Electric Power Co.	1,400	13,581
Honda Motor Co., Ltd.	17,500	526,745
Hoshizaki Corporation	600	47,211
Hoya Corporation	4,100	197,248
Hulic Co., Ltd.	2,400	22,571
Idemitsu Kosan Co., Ltd.	700	24,333
IHI Corporation*	15,000	47,292
Iida Group Holdings Co., Ltd.	1,200	18,410
Inpex Corporation	10,400	102,244
Isetan Mitsukoshi Holdings, Ltd.	3,600	39,515
Isuzu Motors, Ltd.	6,800	89,940
ITOCHU Corporation	16,300	231,330
J. Front Retailing Co., Ltd.	3,400	50,391
Japan Airlines Co., Ltd.	500	15,836
Japan Airport Terminal Co., Ltd.	400	13,887
Japan Exchange Group, Inc.	5,200	74,032
Japan Post Bank Co., Ltd.	3,800	47,137
Japan Post Holdings Co., Ltd.	5,700	71,525
Japan Prime Realty Investment Corporation REIT	9	34,842
Japan Real Estate Investment Corporation REIT	13	68,894
Japan Retail Fund Investment Corporation REIT	25	49,043
JFE Holdings, Inc.	5,300	90,856
JGC Corporation	2,000	34,762
JSR Corporation	1,500	25,290
JTEKT Corporation	2,600	40,379
JX Holdings, Inc.	32,350	158,859
Kajima Corporation	9,000	58,690
Kakaku.com, Inc.	1,200	16,330
Kamigumi Co., Ltd.	2,000	17,282
Kaneka Corporation	3,000	22,312
Kansai Electric Power Co., Inc. (The)	8,200	100,686
Kansai Paint Co., Ltd.	2,000	42,450
Kao Corporation	5,400	296,071
Kawasaki Heavy Industries, Ltd.	15,000	45,540
KDDI Corporation	19,200	503,929
Keihan Holdings Co., Ltd.	6,000	36,702
Keikyu Corporation	6,000	65,858
Keio Corporation	7,000	55,457
Keisei Electric Railway Co., Ltd.	1,500	34,802
Keyence Corporation	1,000	400,431
Kikkoman Corporation	3,000	89,599
Kintetsu Group Holdings Co., Ltd.	21,000	75,640
Kobe Steel, Ltd.*	2,500	22,815
Koito Manufacturing Co., Ltd.	1,100	57,208
Komatsu, Ltd.	9,800	255,409
Konami Holdings Corporation	1,100	46,686
Konica Minolta, Inc.	4,700	42,048
Kose Corporation	300	27,136
Kubota Corporation	10,800	162,102
Kuraray Co., Ltd.	3,600	54,584
Kurita Water Industries, Ltd.	900	21,770
Kyocera Corporation	3,400	189,408
Kyowa Hakko Kirin Co., Ltd.	3,000	47,480
Kyushu Electric Power Co., Inc.	4,400	46,873
Kyushu Financial Group, Inc.	3,700	22,633
Lawson, Inc.	600	40,690

See Notes to Schedules of Investments.	119

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
LINE Corporation*	300	$11,520
Lion Corporation	2,000	35,965
LIXIL Group Corporation	2,600	65,975
M3, Inc.	2,100	52,118
Mabuchi Motor Co., Ltd.	400	22,528
Makita Corporation	2,200	77,068
Marubeni Corporation	16,300	100,365
Marui Group Co., Ltd.	1,900	25,821
Maruichi Steel Tube, Ltd.	400	11,372
Mazda Motor Corporation	5,700	82,072
McDonald’s Holdings Co. Japan, Ltd.	500	14,596
Mebuki Financial Group, Inc.	9,150	36,574
Medipal Holdings Corporation	2,200	34,503
MEIJI Holdings Co., Ltd.	1,700	141,552
MINEBEA MITSUMI, Inc.Δ	4,000	53,355
Miraca Holdings, Inc.	500	22,995
MISUMI Group, Inc.	2,200	39,759
Mitsubishi Chemical Holdings Corporation	15,400	119,155
Mitsubishi Corporation	16,200	350,032
Mitsubishi Electric Corporation	20,000	286,895
Mitsubishi Estate Co., Ltd.	14,000	255,277
Mitsubishi Gas Chemical Co., Inc.	2,500	51,918
Mitsubishi Heavy Industries, Ltd.	32,000	128,368
Mitsubishi Logistics Corporation	1,000	13,779
Mitsubishi Materials Corporation	1,200	36,324
Mitsubishi Motors Corporation	6,300	37,858
Mitsubishi Tanabe Pharma Corporation	2,400	49,970
Mitsubishi UFJ Financial Group, Inc.	136,400	857,263
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	19,941
Mitsui & Co., Ltd.	18,300	265,057
Mitsui Chemicals, Inc.	13,000	64,223
Mitsui Fudosan Co., Ltd.	10,000	213,240
Mitsui OSK Lines, Ltd.	13,000	40,869
Mixi, Inc.	300	14,444
Mizuho Financial Group, Inc.	260,500	477,338
MS&AD Insurance Group Holdings, Inc.	5,400	171,706
Murata Manufacturing Co., Ltd.	2,000	284,470
Nabtesco Corporation	1,000	26,498
Nagoya Railroad Co., Ltd.	10,000	45,001
NEC Corporation	29,000	69,810
Nexon Co., Ltd.	2,200	34,957
NGK Insulators, Ltd.	3,000	67,906
NGK Spark Plug Co., Ltd.	1,900	43,417
NH Foods, Ltd.	3,000	80,544
Nidec Corporation	2,500	237,919
Nikon CorporationΔ	3,500	50,741
Nintendo Co., Ltd.	1,200	278,469
Nippon Building Fund, Inc. REIT	14	76,583
Nippon Electric Glass Co., Ltd.	3,000	18,135
Nippon Express Co., Ltd.	10,000	51,379
Nippon Paint Holdings Co., Ltd.	1,900	66,132
Nippon Prologis, Inc. REIT	17	36,846
Nippon Steel & Sumitomo Metal Corporation	8,200	188,925
Nippon Telegraph & Telephone Corporation	7,200	307,324
Nippon Yusen KK*	17,000	35,884
Nissan Chemical Industries, Ltd.	1,000	29,103
Nissan Motor Co., Ltd.	26,600	256,491
Nisshin Seifun Group, Inc.	5,500	82,058
Nissin Foods Holdings Co., Ltd.	1,600	88,673
Nitori Holdings Co., Ltd.	900	113,743
Nitto Denko Corporation	1,700	131,352
NOK Corporation	800	18,568
Nomura Holdings, Inc.	39,100	243,001
Nomura Real Estate Master Fund, Inc. REIT	37	57,429
Nomura Real Estate Holdings, Inc.	1,000	15,935
Nomura Research Institute, Ltd.	1,419	52,258
NSK, Ltd.	4,700	67,209
NTT Data CorporationΔ	1,400	66,397
NTT DOCOMO, Inc.	14,400	335,327
Obayashi Corporation	7,300	68,259
Obic Co., Ltd.	600	28,564
Odakyu Electric Railway Co., Ltd.Δ	3,000	58,367
Oji Holdings Corporation	8,000	37,438
Olympus Corporation	3,200	123,022
Omron Corporation	2,100	92,145
Ono Pharmaceutical Co., Ltd.	4,900	101,429
Oracle Corporation	300	17,138
Oriental Land Co., Ltd.	2,400	137,602
ORIX Corporation	14,800	219,016
Osaka Gas Co., Ltd.	23,000	87,389
Otsuka Corporation	400	21,701
Otsuka Holdings Co., Ltd.	4,600	207,502
Panasonic Corporation	22,700	256,504
Park24 Co., Ltd.	800	20,940
Pola Orbis Holdings, Inc.Δ	800	19,308
Rakuten, Inc.	9,500	95,145
Recruit Holdings Co., Ltd.	4,000	204,078
Resona Holdings, Inc.	23,900	128,355
Ricoh Co., Ltd.	6,400	52,658
Rinnai Corporation	300	23,875
Rohm Co., Ltd.	1,000	66,469
Ryohin Keikaku Co., Ltd.	300	65,724
Santen Pharmaceutical Co., Ltd.	3,600	52,126
SBI Holdings, Inc.	3,200	44,610
Secom Co., Ltd.	2,300	164,634
Seibu Holdings, Inc.	1,100	18,151
Seiko Epson Corporation	3,000	63,164
Sekisui Chemical Co., Ltd.	4,000	67,224
Sekisui House, Ltd.	6,900	113,482
Seven & i Holdings Co., Ltd.	8,200	321,283
Seven Bank, Ltd.Δ	4,800	15,694
Sharp CorporationΔ*	14,000	59,104
Shimadzu Corporation	2,000	31,779
Shimamura Co., Ltd.	200	26,426
Shimano, Inc.	800	116,770
Shimizu Corporation	6,000	53,786
Shin-Etsu Chemical Co., Ltd.	4,200	363,826
Shinsei Bank, Ltd.	4,000	7,365
Shionogi & Co., Ltd.	3,400	175,543
Shiseido Co., Ltd.	4,300	113,168

120	See Notes to Schedules of Investments.

	Shares	Value
Shizuoka Bank, Ltd. (The)	5,000	$40,690
Showa Shell Sekiyu KK	1,500	15,185
SMC Corporation	600	177,418
SoftBank Group Corporation	8,700	614,384
Sohgo Security Services Co., Ltd.	600	22,393
Sompo Holdings, Inc.	3,700	135,564
Sony Corporation	13,500	456,669
Sony Financial Holdings, Inc.	2,000	32,139
Stanley Electric Co., Ltd.	1,300	37,074
Start Today Co., Ltd.	1,500	33,185
Sumitomo Chemical Co., Ltd.	17,000	94,979
Sumitomo Corporation	12,400	166,792
Sumitomo Dainippon Pharma Co., Ltd.	2,000	33,019
Sumitomo Electric Industries, Ltd.	8,000	132,651
Sumitomo Heavy Industries, Ltd.	6,000	41,822
Sumitomo Metal Mining Co., Ltd.	5,000	71,117
Sumitomo Mitsui Financial Group, Inc.	14,600	530,468
Sumitomo Mitsui Trust Holdings, Inc.Δ	3,300	114,417
Sumitomo Realty & Development Co., Ltd.	4,000	103,692
Sumitomo Rubber Industries, Inc.	1,400	23,855
Sundrug Co., Ltd.	800	26,839
Suntory Beverage & Food, Ltd.	2,900	122,168
Suruga Bank, Ltd.	1,500	31,582
Suzuken Co., Ltd.	900	29,507
Suzuki Motor Corporation	3,600	149,458
Sysmex Corporation	1,700	103,072
T&D Holdings, Inc.	6,200	89,996
Taiheiyo Cement CorporationΔ	12,000	40,097
Taisei Corporation	10,000	72,847
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,360
Taiyo Nippon Sanso Corporation	1,200	14,034
Takashimaya Co., Ltd.	3,000	26,246
Takeda Pharmaceutical Co., Ltd.	8,300	389,838
TDK Corporation	1,200	75,990
Teijin, Ltd.	1,600	30,166
Terumo Corporation	3,800	131,923
THK Co., Ltd.	1,000	25,177
Tobu Railway Co., Ltd.	10,000	50,660
Toho Co., Ltd.	1,600	42,411
Toho Gas Co., Ltd.	5,000	35,345
Tohoku Electric Power Co., Inc.	4,000	54,181
Tokio Marine Holdings, Inc.	7,200	303,703
Tokyo Electric Power Co. Holdings, Inc.*	16,800	65,794
Tokyo Electron, Ltd.	1,600	174,688
Tokyo Gas Co., Ltd.	22,000	100,110
Tokyo Tatemono Co., Ltd.	2,300	30,328
Tokyu Corporation	11,000	77,859
Tokyu Fudosan Holdings Corporation	5,600	30,382
Toppan Printing Co., Ltd.	5,000	50,975
Toray Industries, Inc.	16,000	141,849
Toshiba CorporationΔ*	46,000	99,743
TOTO, Ltd.	1,200	45,325
Toyo Seikan Group Holdings, Ltd.	2,300	37,352
Toyo Suisan Kaisha, Ltd.	2,100	78,186
Toyoda Gosei Co., Ltd.	500	12,714
Toyota Industries Corporation	1,600	79,475
Toyota Motor Corporation	28,516	1,547,594
Toyota Tsusho Corporation	2,100	63,568
Trend Micro, Inc.	1,200	53,355
Tsuruha Holdings, Inc.	400	37,007
Unicharm Corporation	4,500	107,821
United Urban Investment Corporation REITΔ	28	43,007
USS Co., Ltd.	2,500	41,678
West Japan Railway Co.	1,900	123,578
Yahoo Japan Corporation	17,200	79,411
Yakult Honsha Co., Ltd.	1,500	83,266
Yamada Denki Co., Ltd.	7,600	37,887
Yamaguchi Financial Group, Inc.	2,000	21,683
Yamaha Corporation	1,800	49,555
Yamaha Motor Co., Ltd.	3,100	74,653
Yamato Holdings Co., Ltd.Δ	4,400	92,185
Yamazaki Baking Co., Ltd.	3,000	61,708
Yaskawa Electric Corporation	2,600	52,173
Yokogawa Electric Corporation	1,800	28,327
Yokohama Rubber Co., Ltd. (The)	1,000	19,572

		31,940,149

Jersey — 1.4%
Experian PLC	15,127	308,548
Glencore PLC*	128,266	503,245
Petrofac, Ltd.	4,133	47,588
Randgold Resources, Ltd.	1,112	97,038
Shire PLC	9,425	550,397
Wolseley PLC	3,443	216,549
WPP PLC	14,627	321,073

		2,044,438

Luxembourg — 0.4%
ArcelorMittal*	19,656	165,362
Eurofins Scientific SE	215	93,546
Millicom International Cellular SA SDR	902	50,301
RTL Group SA	285	22,955
SES SAΔ	3,858	89,743
Tenaris SA	5,417	92,867

		514,774

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	62,700	17,257

Netherlands — 4.1%
ABN AMRO Group NV CVA 144A	2,939	71,329
Aegon NV	21,999	111,969
AerCap Holdings NV*	1,900	87,343
Airbus Group SE	6,194	471,333
Akzo Nobel NV	3,272	271,323
Altice NV Class A*	3,520	79,628
Altice NV Class B*	2,107	47,652
ASML Holding NV	3,932	521,817
Boskalis Westminster	963	33,208
CNH Industrial NV	9,819	94,693
EXOR NV	1,031	53,322
Ferrari NV	1,166	86,762

See Notes to Schedules of Investments.	121

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Fiat Chrysler Automobiles NV*	8,585	$93,875
Gemalto NVΔ	809	45,206
ING Groep NV	42,316	639,674
Koninklijke Ahold Delhaize NV	13,901	297,482
Koninklijke DSM NV	1,776	120,139
Koninklijke KPN NV	34,534	104,002
Koninklijke Philips NV	10,392	334,028
Koninklijke Vopak NV	953	41,556
Mobileye NV*	1,900	116,660
NN Group NV	3,121	101,500
NXP Semiconductor NV*	2,862	296,217
QIAGEN NV*	3,795	110,160
Randstad Holding NV	1,430	82,531
RELX NV	12,796	236,978
STMicroelectronics NV	6,571	100,453
Unilever NV CVA	20,978	1,042,209
Wolters Kluwer NV	3,782	157,210

		5,850,259

New Zealand — 0.2%
Auckland International Airport, Ltd.	10,774	51,056
Contact Energy, Ltd.	7,151	25,365
Fletcher Building, Ltd.	7,398	43,148
Mercury NZ, Ltd.	12,874	25,269
Mighty River Power, Ltd.	4,302	9,499
Ryman Healthcare, Ltd.	2,667	15,723
Spark New Zealand, Ltd.	18,489	45,363

		215,423

Norway — 0.8%
DNB ASA	9,875	156,529
Gjensidige Forsikring ASA	2,501	38,099
Marine Harvest ASAΔ*	6,808	103,791
Norsk Hydro ASA	13,545	78,656
Orkla ASA	25,401	227,497
Schibsted ASA Class AΔ	715	18,403
Schibsted ASA, B Shares	1,488	34,054
Statoil ASA	13,609	232,517
Telenor ASA	8,188	136,273
Yara International ASA	1,747	67,266

		1,093,085

Papua New Guinea — 0.1%
Oil Search, Ltd.	15,218	83,944

Portugal — 0.1%
EDP — Energias de Portugal SA	17,470	59,173
Galp Energia SGPS SA	5,590	84,830
Jeronimo Martins SGPS SA	2,979	53,295

		197,298

Singapore — 1.3%
Ascendas Real Estate
Investment Trust REIT	25,800	46,478
CapitaLand Commercial Trust REIT	16,400	18,113
CapitaLand Mall Trust REIT	20,600	29,011
CapitaLand, Ltd.	30,000	77,850
City Developments, Ltd.	5,900	43,021
ComfortDelGro Corporation, Ltd.	29,600	54,170
DBS Group Holdings, Ltd.	19,230	266,692
Global Logistic Properties, Ltd.	36,100	71,743
Hutchison Port Holdings Trust Class U	53,700	22,286
Jardine Cycle & Carriage, Ltd.	1,111	34,835
Keppel Corporation, Ltd.	17,700	87,814
Oversea-Chinese Banking Corporation, Ltd.	32,762	227,649
SATS, Ltd.	4,900	17,094
Sembcorp Industries, Ltd.	15,900	36,145
Singapore Airlines, Ltd.	5,600	40,313
Singapore Exchange, Ltd.	7,800	42,935
Singapore Press Holdings, Ltd.	18,400	46,695
Singapore Technologies Engineering, Ltd.	16,100	42,930
Singapore Telecommunications, Ltd.	83,700	234,553
StarHub, Ltd.	4,000	8,235
Suntec Real Estate Investment Trust REIT	26,900	34,422
United Overseas Bank, Ltd.	13,594	214,865
UOL Group, Ltd.	7,390	36,822
Wilmar International, Ltd.	25,500	64,349
Yangzijiang Shipbuilding Holdings, Ltd.	23,400	18,903

		1,817,923

Spain — 3.2%
Abertis Infraestructuras SA	5,559	89,548
ACS Actividades de Construccion y Servicios SA	2,303	78,361
Aena SA 144A	664	105,049
Amadeus IT Group SA	4,852	246,177
Banco Bilbao Vizcaya Argentaria SA	67,899	526,601
Banco de Sabadell SA	45,142	82,735
Banco Popular Espanol SAΔ	47,871	46,473
Banco Santander SA	155,948	955,772
Bankia SAΔ	45,814	52,100
CaixaBank SA	34,666	149,000
Distribuidora Internacional de Alimentacion SAΔ	6,556	37,914
Enagas SA	2,158	56,058
Endesa SA	3,073	72,221
Ferrovial SA	4,865	97,364
Gas Natural SDG SA	3,746	82,083
Grifols SA	6,644	162,949
Iberdrola SA	60,281	431,185
Industria de Diseno Textil SA	11,719	413,062
International Consolidated Airlines Group SA	15,016	99,319
Mapfre SA	6,599	22,633
Red Electrica Corporation SA	4,224	81,111
Repsol SA	9,689	149,617
Telefonica SA	48,891	546,867
Zardoya Otis SA	1,520	14,043

		4,598,242

Sweden — 2.8%
Alfa Laval AB	2,935	55,388
Assa Abloy AB Class B	10,719	220,465
Atlas Copco AB, A Shares	7,121	251,363
Atlas Copco AB, B Shares	4,698	149,318
Boliden AB	2,787	83,044
Electrolux AB, Series B	3,663	101,829
Getinge AB, B Shares	4,733	83,033
Hennes & Mauritz AB, B Shares	10,227	261,363
Hexagon AB, B Shares	2,571	103,292

122	See Notes to Schedules of Investments.

	Shares	Value
Husqvarna AB, B Shares	7,015	$61,572
ICA Gruppen ABΔ	628	21,432
Industrivarden AB, C Shares	1,472	31,886
Investor AB, B Shares	4,884	205,593
Kinnevik AB Class B	2,697	71,935
L E Lundbergforetagen AB, B SharesΔ	614	41,627
Lundin Petroleum AB*	1,760	35,708
Nordea Bank AB	34,020	388,392
Sandvik AB	11,727	175,238
Securitas AB, B Shares	3,202	50,028
Skandinaviska Enskilda Banken AB Class AΔ	17,179	191,141
Skanska AB, B Shares	3,302	77,753
SKF AB, B SharesΔ	4,349	86,051
Svenska Cellulosa AB SCA Class B	6,985	225,281
Svenska Handelsbanken AB, A SharesΔ	15,993	219,352
Swedbank AB, A SharesΔ	9,578	221,903
Tele2 AB, B Shares	2,911	27,792
Telefonaktiebolaget LM Ericsson, B SharesΔ	36,577	244,101
Telia Co. AB	28,287	118,664
Volvo AB, B SharesΔ	17,174	253,566

		4,058,110

Switzerland — 8.9%
ABB, Ltd.*	17,481	408,905
Actelion, Ltd.*	1,089	307,353
Adecco Group SA	1,870	132,831
Aryzta AGΔ*	1,207	38,741
Barry Callebaut AG*	103	134,605
Chocoladefabriken Lindt & Spruengli AG	18	284,306
Cie Financiere Richemont SA	5,563	439,864
Coca-Cola HBC AG*	13,364	345,088
Credit Suisse Group AG*	21,401	318,350
Dufry AG*	461	70,233
EMS-Chemie Holding AG	55	32,040
Galenica AG	55	57,984
Geberit AG	183	78,889
Givaudan SAΔ	100	180,103
Julius Baer Group, Ltd.*	2,594	129,486
Kuehne + Nagel International AG	173	24,439
LafargeHolcim, Ltd.*	4,629	273,736
Lonza Group AG*	680	128,580
Nestle SA	36,669	2,813,377
Novartis AG	25,109	1,863,779
Pargesa Holding SA	251	17,742
Partners Group Holding AG	66	35,482
Roche Holding AG	8,600	2,196,256
Schindler Holding AG	586	112,730
SGS SA	61	130,142
Sika AG	14	84,001
Sonova Holding AG	623	86,392
Swatch Group AG (The)	949	164,772
Swiss Prime Site AG*	10	880
Swiss Re AG	3,050	273,896
Swisscom AGΔ	163	75,198
Syngenta AG	905	399,441
UBS Group AG*	39,183	627,069
Zurich Insurance Group AG	1,570	419,126

		12,685,816

United Kingdom — 15.4%
3i Group PLC	9,582	89,979
Aberdeen Asset Management PLC	11,716	38,855
Admiral Group PLC	2,090	52,083
Anglo American PLC*	14,939	228,254
Antofagasta PLC	6,400	66,915
Ashtead Group PLC	5,181	107,301
Associated British Foods PLC	5,456	178,141
AstraZeneca PLC	14,751	907,903
Auto Trader Group PLC 144A	2,539	12,479
Aviva PLC	48,236	321,513
Babcock International Group PLC	3,096	34,212
BAE Systems PLC	33,502	269,687
Barclays PLC	156,780	442,162
Barratt Developments PLC	5,701	39,035
Berkeley Group Holdings PLC	148	5,947
BHP Billiton PLC	22,971	355,149
BP PLC	203,986	1,169,376
British Land Co. PLC (The) REIT	3,492	26,688
BT Group PLC	81,083	323,255
Bunzl PLC	3,880	112,781
Burberry Group PLC	5,023	108,497
Capita PLC	7,184	50,810
Carnival PLC	2,057	117,985
Centrica PLC	68,982	187,547
Cobham PLC	17,193	28,650
Coca-Cola European Partners PLC	4,852	181,423
Compass Group PLC	23,921	451,356
Croda International PLC	1,285	57,379
Direct Line Insurance Group PLC	12,441	54,150
Dixons Carphone PLC	9,192	36,577
easyJet PLC	1,707	21,943
Fresnillo PLC	2,448	47,724
G4S PLC	14,238	54,283
GKN PLC	19,375	88,191
GlaxoSmithKline PLC	57,109	1,187,400
Hammerson PLC REIT	9,324	66,704
Hargreaves Lansdown PLC	2,583	42,103
Hikma Pharmaceuticals PLCΔ	2,086	51,774
HSBC Holdings PLC	200,519	1,635,254
IMI PLC	2,914	43,556
Inmarsat PLC	6,175	65,800
Intercontinental Hotels Group PLC	2,203	107,866
Intertek Group PLC	1,829	90,150
Intu Properties PLC REIT	9,698	33,924
Investec PLC	7,632	52,018
ITV PLC	47,151	129,316
J Sainsbury PLCΔ	27,505	91,080
Johnson Matthey PLC	1,909	73,667
Kingfisher PLC	30,114	123,037
Land Securities Group PLC REIT	8,373	111,094
Legal & General Group PLC	60,308	186,859
Lloyds Banking Group PLC	609,148	506,154
London Stock Exchange Group PLC	5,129	203,772
Marks & Spencer Group PLC	17,667	74,595
Mediclinic International PLCΔ	3,843	34,282
Meggitt PLC	10,067	56,165

See Notes to Schedules of Investments.	123

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Merlin Entertainments PLC 144A	7,366	$44,262
Mondi PLC	5,463	131,895
National Grid PLC	51,625	655,540
Next PLC	1,452	78,590
Old Mutual PLC	68,479	172,109
Pearson PLC	9,585	81,962
Persimmon PLC	3,346	87,785
Provident Financial PLC	1,851	69,504
Prudential PLC	32,119	678,477
Reckitt Benckiser Group PLC	8,974	819,201
RELX PLC	14,110	276,490
Rio Tinto PLC	14,029	564,130
Rolls-Royce Holdings PLC*	19,453	183,769
Royal Bank of Scotland Group PLC*	26,652	80,843
Royal Dutch Shell PLC, A Shares	45,894	1,205,210
Royal Dutch Shell PLC, B Shares	39,196	1,072,776
Royal Mail PLC	8,349	44,457
RSA Insurance Group PLC	15,556	114,309
Sage Group PLC (The)	17,016	134,418
Schroders PLC	2,684	101,892
Segro PLC REIT	9,248	52,859
Severn Trent PLC	5,435	162,202
Sky PLC	12,731	155,678
Smith & Nephew PLC	12,823	195,361
Smiths Group PLC	4,838	98,136
SSE PLC	15,333	283,549
St. James’s Place PLC	3,122	41,541
Standard Chartered PLC*	34,320	328,086
Standard Life PLC	23,344	103,741
Tate & Lyle PLC	11,792	112,948
Taylor Wimpey PLC	35,050	84,798
Tesco PLC*	119,038	276,808
Travis Perkins PLC	1,607	30,483
Unilever PLC	19,339	954,532
United Utilities Group PLC	6,575	81,843
Vodafone Group PLC	305,354	796,143
Weir Group PLC (The)	2,386	57,307
Whitbread PLC	1,997	99,031
WM Morrison Supermarkets PLC	49,239	148,059
Worldpay Group PLC 144A	17,529	64,876

		21,960,400

Total Foreign Common Stocks (Cost $137,693,134)		135,860,204

FOREIGN PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG
4.92%, 05/13/16	887	69,853
FUCHS PETROLUB SE
1.94%, 05/05/16	942	45,955
Henkel AG & Co. KGaA
1.32%, 04/12/16	2,279	291,993
Porsche Automobil Holding SE
2.02%, 06/30/16	1,662	90,673
Schaeffler AG
3.15%, 04/25/16	1,753	30,819
Volkswagen AG
1.54%, 06/23/16	1,943	283,144

		812,437

Total Foreign Preferred Stocks (Cost $933,537)		812,437

RIGHTS — 0.0%
Deutsche Bank AG* (Cost $0)	15,900	37,995

MONEY MARKET FUNDS — 4.5%
GuideStone Money Market Fund (Institutional Class)¥	4,886,574	4,886,574
Northern Institutional Liquid Assets Portfolio§	1,526,421	1,526,421

Total Money Market Funds (Cost $6,412,995)		6,412,995

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.53%, 05/04/17Ω‡‡	$100,000	99,945
0.60%, 06/22/17Ω‡‡	300,000	299,502

Total U.S. Treasury Obligations (Cost $399,552)		399,447

TOTAL INVESTMENTS — 100.3% (Cost $145,439,218)		143,523,078
Liabilities in Excess of Other Assets — (0.3)%		(420,107)

NET ASSETS — 100.0%		$143,102,971

124	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$10,227,658	$10,227,658	$—	$—
Austria	274,645	274,645	—	—
Belgium	1,057,589	1,057,589	—	—
Bermuda	485,314	485,314	—	—
Denmark	1,837,474	1,837,474	—	—
Finland	1,457,152	1,457,152	—	—
France	13,194,335	13,194,268	—	67
Germany	12,036,377	12,036,377	—	—
Hong Kong	4,188,614	4,188,614	—	—
Ireland	773,328	773,328	—	—
Israel	777,423	777,423	—	—
Italy	2,473,177	2,473,177	—	—
Japan	31,940,149	31,940,149	—	—
Jersey	2,044,438	2,044,438	—	—
Luxembourg	514,774	514,774	—	—
Mauritius	17,257	17,257	—	—
Netherlands	5,850,259	5,850,259	—	—
New Zealand	215,423	215,423	—	—
Norway	1,093,085	1,093,085	—	—
Papua New Guinea	83,944	83,944	—	—
Portugal	197,298	197,298	—	—
Singapore	1,817,923	1,817,923	—	—
Spain	4,598,242	4,598,242	—	—
Sweden	4,058,110	4,058,110	—	—
Switzerland	12,685,816	12,685,816	—	—
United Kingdom	21,960,400	21,960,400	—	—
Foreign Preferred Stocks:
Germany	812,437	812,437	—	—
Money Market Funds	6,412,995	6,412,995	—	—
Rights	37,995	37,995	—	—
U.S. Treasury Obligations	399,447	—	399,447	—

Total Assets — Investments in Securities	$143,523,078	$143,123,564	$399,447	$67

Other Financial Instruments***
Futures Contracts	$86,702	$86,702	$—	$—

Total Assets — Other Financial Instruments	$86,702	$86,702	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2017.

See Notes to Schedules of Investments.	125

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 99.4%
Australia — 2.5%
AGL Energy, Ltd.	25,831	$520,409
ASX, Ltd.	2,303	88,819
Aurizon Holdings, Ltd.	55,111	221,050
Australia & New Zealand Banking Group, Ltd.	114,954	2,794,587
Bendigo and Adelaide Bank, Ltd.	39,310	364,599
BHP Billiton, Ltd.	58,894	1,081,680
Caltex Australia, Ltd.	18,492	416,631
CIMIC Group, Ltd.	91,255	2,504,997
Coca-Cola Amatil, Ltd.	9,380	77,540
Computershare, Ltd.	5,607	60,230
Dexus Property Group REIT	12,849	95,909
Fortescue Metals Group, Ltd.	575,473	2,739,090
Goodman Group REIT	30,218	178,690
GPT Group (The) REIT+*	63,198	—
GPT Group (The) REIT	23,870	93,919
Lend Lease Group	262,764	3,127,711
Macquarie Group, Ltd.	5,736	395,284
Mirvac Group REIT	50,120	83,859
National Australia Bank, Ltd.	68,663	1,748,967
Newcrest Mining, Ltd.	54,065	919,877
Origin Energy, Ltd.	127,978	689,315
QBE Insurance Group, Ltd.	1,234,423	12,156,548
Rio Tinto, Ltd.	8,019	370,409
Scentre Group REIT	93,514	306,498
South32, Ltd.	1,682,810	3,548,440
Stockland REIT	41,895	148,516
Vicinity Centres REIT	52,810	114,182
Westfield Corporation REIT	35,358	239,880
Westpac Banking Corporation	4,045	108,349

		35,195,985

Austria — 0.4%
Erste Group Bank AG*	192,340	6,263,392

Belgium — 0.3%
Ageas	30,375	1,187,288
bpost SA	26,085	612,624
Galapagos NV*	10,900	948,625
Groupe Bruxelles Lambert SA	415	37,676
KBC Groep NV	13,536	898,039
Umicore SA	7,146	407,088

		4,091,340

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	11,000	86,341
Jardine Matheson Holdings, Ltd.	54,200	3,482,350
Kerry Properties, Ltd.	355,500	1,232,803
NWS Holdings, Ltd.	19,000	34,668
Yue Yuen Industrial Holdings, Ltd.	241,000	947,378

		5,783,540

Brazil — 0.3%
Embraer SA ADR	179,300	3,958,944

Canada — 0.8%
Canadian National Railway Co.Δ	118,122	8,732,760
Suncor Energy, Inc.	97,985	3,008,405

		11,741,165

China — 4.4%
Alibaba Group Holding, Ltd. ADRΔ*	127,744	13,774,636
Baidu, Inc. ADR*	79,010	13,630,805
Ctrip.com International, Ltd. ADR*	147,665	7,257,735
New Oriental Education & Technology Group, Inc. ADR*	111,625	6,739,917
TAL Education Group ADRΔ*	33,875	3,610,059
Tencent Holdings, Ltd.	577,300	16,550,529

		61,563,681

Colombia — 0.1%
Ecopetrol SA ADRΔ*	141,600	1,319,712

Czech Republic — 0.0%
Komercni Banka AS	13,800	512,121

Denmark — 1.5%
Chr. Hansen Holding A/S	28,397	1,822,659
Danske Bank A/S	10,086	343,499
Genmab A/S*	35,935	6,920,487
GN Store Nord A/S	20,474	478,263
H Lundbeck A/S	41,652	1,931,607
ISS A/S	104,553	3,953,572
Novozymes A/S, B Shares	60,736	2,407,283
TDC A/S	75,235	387,956
Vestas Wind Systems A/S	32,285	2,624,985

		20,870,311

Finland — 0.3%
Cargotec OYJ, B Shares	2,374	117,512
Kesko OYJ, B Shares	4,430	211,249
Neste OYJ	42,460	1,656,039
Orion OYJ Class B	15,414	803,604
Stora Enso OYJ, R Shares	16,425	194,147
UPM-Kymmene OYJ	63,952	1,502,297

		4,484,848

France — 8.5%
Air Liquide SA	35,200	4,021,763
Arkema SA	7,541	743,980
Atos SE	28,204	3,488,717
AXA SA	19,440	503,016
BNP Paribas SA	50,724	3,378,245
Capgemini SA	21,973	2,029,041
Casino Guichard Perrachon SAΔ	15,727	879,650
Christian Dior SEΔ	25,037	5,817,340
Cie de St-Gobain	294,817	15,139,022
Cie Generale des Etablissements Michelin	25,066	3,044,405
Eiffage SA	2,589	202,783
Engie SA	243,420	3,448,567
Essilor International SA	10,955	1,331,130
Faurecia	20,457	973,005
Gecina SA REIT	674	91,460
Kering	19,365	5,008,688
Klepierre REIT	4,327	168,301
Lagardere SCA	57,574	1,695,810
L’Oreal SA	61,465	11,812,626
Orange SA	31,638	491,591
Peugeot SA*	193,798	3,902,299
Plastic Omnium SA	2,569	93,565
Renault SA	1,639	142,380
Rexel SA	13,214	239,926

126	See Notes to Schedules of Investments.

	Shares	Value
Safran SA	1,068	$79,788
Sanofi	251,684	22,720,242
Schneider Electric SE	134,610	9,855,431
SCOR SE	13,764	520,236
SEB SA	1,399	195,363
Societe BIC SA	5,190	646,688
Societe Generale SA	145,184	7,364,675
Sodexo SA	4,328	509,038
Teleperformance	7,901	853,417
Thales SA	11,959	1,156,631
TOTAL SA	2,986	151,039
Ubisoft Entertainment SA*	13,722	586,206
Unibail-Rodamco SE REIT	1,666	389,405
Valeo SA	43,721	2,911,842
Vinci SA	9,965	789,861

		117,377,172

Germany — 8.5%
AIXTRON SEΔ*	137,111	509,460
Allianz SE	53,874	9,980,179
Aurubis AG	16,637	1,114,955
BASF SE	39,898	3,954,983
Bayerische Motoren Werke AG	15,042	1,372,166
Beiersdorf AG	100,138	9,478,808
Covestro AG 144A	52,707	4,057,412
Daimler AG	82,348	6,079,159
Deutsche Boerse AG*	59,326	5,437,172
Deutsche Post AG	31,089	1,064,789
Deutsche Telekom AG	436,847	7,654,539
Deutsche Wohnen AG	6,238	205,398
Evonik Industries AG	2,364	77,083
Freenet AG	19,418	631,606
Fresenius SE & Co. KGaA	5,433	436,608
Hannover Rueck SE	2,004	231,211
HeidelbergCement AG	899	84,167
HOCHTIEF AG	8,179	1,351,998
HUGO BOSS AG	3,100	229,148
Infineon Technologies AG	52,246	1,067,070
KION Group AG	8,159	532,949
LANXESS AG	1,085	72,794
Linde AG	69,237	11,529,898
MorphoSys AG*	20,344	1,195,187
Muenchener Rueckversicherungs-Gesellschaft AG	33,609	6,575,658
OSRAM Licht AG	24,655	1,545,244
Rheinmetall AG	20,415	1,712,466
RHOEN KLINIKUM AG	1,379	37,617
Rocket Internet SE 144AΔ*	87,623	1,498,428
Salzgitter AG	11,988	433,989
SAP SE	222,230	21,806,221
Siemens AG	14,085	1,929,329
Software AG	30,818	1,218,576
STADA Arzneimittel AG	38,571	2,361,465
Suedzucker AG	87,705	2,200,625
Talanx AG	7,358	259,466
Uniper SE*	19,793	333,198
Vonovia SE	8,154	287,319
Zalando SE 144AΔ*	163,753	6,625,203

		117,173,543

Hong Kong — 2.7%
AIA Group, Ltd.	3,127,200	19,717,275
ASM Pacific Technology, Ltd.	3,100	42,163
Cheung Kong Property Holdings, Ltd.	160,000	1,077,784
China Mobile, Ltd.	429,000	4,694,904
CLP Holdings, Ltd.	8,500	88,866
Global Brands Group Holding, Ltd.*	1,348,924	144,066
Guangdong Investment, Ltd.	1,579,600	2,252,071
Hong Kong Exchanges and Clearing, Ltd.	112,207	2,824,125
Link REIT	41,000	287,261
New World Development Co., Ltd.	1,089,000	1,339,618
PCCW, Ltd.	62,000	36,539
Sino Land Co., Ltd.	560,000	981,432
Sun Hung Kai Properties, Ltd.	54,000	793,515
WH Group, Ltd. 144A	844,500	728,064
Wharf Holdings, Ltd. (The)	98,000	841,099
Wheelock & Co., Ltd.	129,000	1,020,015

		36,868,797

India — 0.7%
Housing Development Finance Corporation, Ltd.	72,381	1,674,344
Tata Consultancy Services, Ltd.	200,300	7,501,186

		9,175,530

Ireland — 0.7%
CRH PLC	266,651	9,387,823
DCC PLC	4,864	428,110

		9,815,933

Italy — 2.7%
A2A SpA	2,165,418	3,275,686
Assicurazioni Generali SpA	12,417	197,373
Autogrill SpA	54,656	542,840
BPER Banca	229,911	1,147,863
Enel SpA	2,630,100	12,384,797
Eni SpA	920,461	15,072,944
Intesa Sanpaolo SpA	390,131	1,059,627
Leonardo SpA*	87,654	1,242,742
Luxottica Group SpA	2,977	164,351
Mediobanca SpA	117,376	1,058,085
Prysmian SpA	38,264	1,011,524
Recordati SpA	2,277	77,173
Unipol Gruppo Finanziario SpA	83,348	344,638

		37,579,643

Japan — 15.9%
Advantest Corporation	33,900	633,360
Amada Holdings Co., Ltd.	67,400	769,473
Aozora Bank, Ltd.	20,000	73,655
Asahi Kasei Corporation	82,000	795,473
Astellas Pharma, Inc.	441,900	5,818,965
Bandai Namco Holdings, Inc.	63,100	1,887,389
Brother Industries, Ltd.	76,400	1,595,527
Canon, Inc.	268,350	8,366,504
Chubu Electric Power Co., Inc.	6,000	80,356
Citizen Holdings Co., Ltd.	64,000	410,455
Daiichi Sankyo Co., Ltd.	23,900	538,196
Daikin Industries, Ltd.	90,200	9,062,131
Daito Trust Construction Co., Ltd.	1,000	137,384
Daiwa House Industry Co., Ltd.	9,100	261,238
DeNA Co., Ltd.	26,000	527,567

See Notes to Schedules of Investments.	127

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Denso Corporation	169,100	$7,438,091
Don Quijote Holdings Co., Ltd.	48,200	1,671,176
Fuji Electric Co., Ltd.	1,352,000	8,027,234
Fuji Heavy Industries, Ltd.	26,100	957,211
FUJIFILM Holdings Corporation	37,600	1,468,470
Fujitsu, Ltd.	275,000	1,681,914
Haseko Corporation	89,000	962,508
Hitachi Chemical Co., Ltd.	59,600	1,648,864
Hitachi Construction Machinery Co., Ltd.	19,500	486,055
Hitachi High-Technologies Corporation	45,500	1,853,431
Hitachi Metals, Ltd.	17,500	245,531
Hitachi, Ltd.	907,000	4,908,538
Honda Motor Co., Ltd.	327,500	9,857,653
Hoya Corporation	274,500	13,205,982
Idemitsu Kosan Co., Ltd.	22,400	778,658
IHI Corporation*	1,594,000	5,025,546
ITOCHU Corporation	34,600	491,045
Itochu Techno-Solutions Corporation	6,400	187,982
Japan Real Estate Investment Corporation REIT	13	68,894
Japan Retail Fund Investment Corporation REIT	36	70,623
JTEKT Corporation	15,000	232,956
Kajima Corporation	66,000	430,396
Kaken Pharmaceutical Co., Ltd.	4,100	231,645
Keyence Corporation	400	160,173
Komatsu, Ltd.	17,700	461,300
Konami Holdings Corporation	30,500	1,294,462
Konica Minolta, Inc.	73,100	653,980
Kyushu Financial Group, Inc.	15,000	91,754
Kyushu Railway Co.Δ	93,400	2,873,394
Lion Corporation	38,000	683,338
M3, Inc.	239,000	5,931,528
Matsumotokiyoshi Holdings Co., Ltd.	3,900	184,964
Mazda Motor Corporation	31,200	449,237
MEIJI Holdings Co., Ltd.	2,900	241,471
Mitsubishi Chemical Holdings Corporation	46,700	361,335
Mitsubishi Corporation	59,900	1,294,255
Mitsubishi Electric Corporation	475,100	6,815,186
Mitsubishi Estate Co., Ltd.	22,000	401,150
Mitsubishi Gas Chemical Co., Inc.	62,500	1,297,943
Mitsubishi Tanabe Pharma Corporation	10,800	224,867
Mitsubishi UFJ Financial Group, Inc.	238,000	1,495,811
Mitsui Chemicals, Inc.	337,000	1,664,870
Mitsui Fudosan Co., Ltd.	16,000	341,184
Mixi, Inc.	34,300	1,651,379
Mizuho Financial Group, Inc.	1,098,400	2,012,697
MS&AD Insurance Group Holdings, Inc.	61,800	1,965,077
Nexon Co., Ltd.	11,500	182,732
NH Foods, Ltd.	5,000	134,241
Nippon Building Fund, Inc. REIT	15	82,053
Nippon Express Co., Ltd.	285,000	1,464,295
Nippon Shokubai Co., Ltd.	1,100	74,894
Nippon Telegraph & Telephone Corporation	30,000	1,280,517
Nomura Holdings, Inc.	56,900	353,625
NTN Corporation	17,000	84,595
NTT DOCOMO, Inc.	27,200	633,396
ORIX Corporation	65,100	963,372
Pigeon Corporation	51,900	1,657,276
Rakuten, Inc.	444,500	4,451,788
Resona Holdings, Inc.	428,400	2,300,731
Rohm Co., Ltd.	8,600	571,634
Santen Pharmaceutical Co., Ltd.	6,000	86,877
SBI Holdings, Inc.	94,000	1,310,411
Secom Co., Ltd.	117,700	8,424,965
Seiko Epson Corporation	31,000	652,690
Sekisui Chemical Co., Ltd.	87,000	1,462,113
Sekisui House, Ltd.	7,300	120,060
Shimamura Co., Ltd.	5,500	726,713
Shin-Etsu Chemical Co., Ltd.	3,000	259,876
Shinsei Bank, Ltd.	296,000	545,046
Shionogi & Co., Ltd.	42,400	2,189,124
SMC Corporation	15,800	4,672,020
SoftBank Group Corporation	168,600	11,906,343
Sojitz Corporation	533,900	1,337,987
Sompo Japan Nipponkoa Holdings, Inc.	33,600	1,231,064
Sony Corporation	2,300	77,803
Square Enix Holdings Co., Ltd.	2,600	73,565
Sumco Corporation	5,000	83,266
Sumitomo Corporation	444,700	5,981,660
Sumitomo Dainippon Pharma Co., Ltd.	30,800	508,492
Sumitomo Electric Industries, Ltd.	74,000	1,227,019
Sumitomo Heavy Industries, Ltd.	195,000	1,359,202
Sumitomo Mitsui Financial Group, Inc.	58,500	2,125,505
Sumitomo Mitsui Trust Holdings, Inc.	21,500	745,442
Sumitomo Osaka Cement Co., Ltd.	714,000	2,969,388
Sumitomo Realty & Development Co., Ltd.	6,000	155,538
Suzuki Motor Corporation	9,800	406,859
Sysmex Corporation	28,700	1,740,097
Taisei Corporation	22,000	160,262
Takeda Pharmaceutical Co., Ltd.Δ	201,500	9,464,147
TDK Corporation	9,600	607,922
Teijin, Ltd.	28,600	539,220
Tokio Marine Holdings, Inc.	169,500	7,149,663
Tokyo Electron, Ltd.	17,800	1,943,403
Tosoh Corporation	303,000	2,661,762
Toyota Boshoku Corporation	10,200	236,653
Toyota Motor Corporation	29,800	1,617,278
Trend Micro, Inc.	80,300	3,570,331
Yamaha Corporation	8,900	245,024
Yamazaki Baking Co., Ltd.	6,000	123,417
Yokogawa Electric Corporation	4,600	72,390

		220,445,177

Jersey — 1.2%
Experian PLC	330,016	6,731,390
Glencore PLC*	216,215	848,308
Randgold Resources, Ltd.	1,392	121,472
Wolseley PLC	34,558	2,173,540

128	See Notes to Schedules of Investments.

	Shares	Value
WPP PLC	293,188	$6,435,698

		16,310,408

Luxembourg — 0.1%
Subsea 7 SA*	60,077	929,192

Malaysia — 0.1%
CIMB Group Holdings Bhd	1,443,500	1,816,810

Mauritius — 0.1%
MakeMyTrip, Ltd.*	30,871	1,068,137

Netherlands — 7.9%
ABN AMRO Group NV CVA 144A	67,666	1,642,238
Aegon NV	972,884	4,951,705
Airbus Group SE	96,700	7,358,394
ASM International NV	10,524	590,767
ASML Holding NV	98,925	13,128,368
CNH Industrial NV	477,751	4,607,383
CNH Industrial NVΔ	139,200	1,341,888
EXOR NV	55,618	2,876,486
Ferrari NV	89,442	6,655,337
Fiat Chrysler Automobiles NV*	1,309,732	14,321,570
Gemalto NVΔ	18,131	1,013,145
ING Groep NV	1,240,574	18,753,263
Koninklijke Ahold Delhaize NV	317,890	6,802,869
Koninklijke DSM NV	14,151	957,258
Koninklijke Philips NV	247,770	7,964,017
Mobileye NV*	45,997	2,824,216
NN Group NV	47,008	1,528,771
Randstad Holding NV	126,457	7,298,346
STMicroelectronics NV	228,965	3,497,812
Wolters Kluwer NV	26,456	1,099,723

		109,213,556

New Zealand — 0.0%
Spark New Zealand, Ltd.	93,800	227,889

Nigeria — 0.0%
Afriland Properties PLC REIT+*	364,374	—

Norway — 0.3%
DNB ASA	37,310	591,401
Leroy Seafood Group ASA	7,551	330,667
Marine Harvest ASA*	16,577	252,723
Norsk Hydro ASA	28,867	167,631
Salmar ASA	18,196	392,479
Schibsted ASA Class AΔ	24,634	634,054
Schibsted ASA, B Shares	45,543	1,042,277
Yara International ASA	6,415	247,001

		3,658,233

Portugal — 0.1%
Jeronimo Martins SGPS SA	103,873	1,858,318

Singapore — 2.6%
Ascendas Real Estate Investment Trust REIT	2,156,700	3,885,251
CapitaLand Commercial Trust REIT	68,000	75,105
CapitaLand Mall Trust REIT	53,300	75,062
City Developments, Ltd.	19,500	142,188
DBS Group Holdings, Ltd.	458,200	6,354,563
Jardine Cycle & Carriage, Ltd.	95,900	3,006,880
Oversea-Chinese Banking Corporation, Ltd.	14,400	100,059
Sembcorp Industries, Ltd.Δ	62,200	141,399
Singapore Airlines, Ltd.	33,800	243,318
Singapore Exchange, Ltd.	13,600	74,861
Singapore Technologies Engineering, Ltd.	28,400	75,728
Singapore Telecommunications, Ltd.	2,092,200	5,862,976
Suntec Real Estate Investment Trust REIT	59,600	76,266
United Overseas Bank, Ltd.	956,782	15,122,744
UOL Group, Ltd.	15,486	77,162
Wilmar International, Ltd.	91,900	231,910
Yangzijiang Shipbuilding Holdings, Ltd.	971,100	784,461

		36,329,933

South Korea — 1.0%
Celltrion, Inc.Δ*	28,535	2,299,028
Hankook Tire Co., Ltd.	61,268	2,985,877
NAVER Corporation	4,266	3,261,584
Shinhan Financial Group Co., Ltd.	122,286	5,095,706

		13,642,195

Spain — 5.0%
ACS Actividades de Construccion y Servicios SA	19,769	672,654
Amadeus IT Group SA	187,442	9,510,275
Banco Bilbao Vizcaya Argentaria SA	546,621	4,239,406
Banco de Sabadell SA	2,549,693	4,672,996
Banco Popular Espanol SAΔ	1,265,995	1,229,016
Banco Santander SA	841,027	5,154,473
CaixaBank SA	68,916	296,211
Distribuidora Internacional de Alimentacion SAΔ	212,751	1,230,369
Ebro Foods SA	282,696	5,714,960
Endesa SA	81,147	1,907,090
Iberdrola SA	1,328,198	9,500,488
Industria de Diseno Textil SA	301,998	10,644,577
International Consolidated Airlines Group SA	232,760	1,542,693
Mapfre SA	226,604	777,200
Mediaset Espana Comunicacion SA	19,280	248,564
Repsol SA	223,033	3,444,070
Tecnicas Reunidas SA	4,935	194,530
Telefonica SA	682,526	7,634,348

		68,613,920

Sweden — 3.6%
Alfa Laval AB	120,532	2,274,607
Atlas Copco AB, A Shares	242,229	8,550,388
BillerudKorsnas AB	22,550	363,643
Boliden AB	90,309	2,690,932
Electrolux AB, Series B	52,744	1,466,248
Elekta AB, B Shares	159,979	1,564,860
Hennes & Mauritz AB, B Shares	193,857	4,954,245
Investor AB, B Shares	3,071	129,274
Kinnevik AB Class B	160,873	4,290,832
NCC AB, B Shares	7,492	185,196
Nordea Bank AB	12,960	147,959
Saab AB Class B	17,561	741,389
Sandvik AB	19,629	293,318
Skanska AB, B Shares	22,516	530,193
SSAB AB, A Shares*	182,074	720,725

See Notes to Schedules of Investments.	129

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Svenska Cellulosa AB SCA Class B	20,963	$676,101
Svenska Handelsbanken AB, A SharesΔ	382,622	5,247,861
Telefonaktiebolaget LM Ericsson, B SharesΔ	798,926	5,331,731
Telia Co. AB	2,108,955	8,847,084
Volvo AB, B Shares	15,727	232,202

		49,238,788

Switzerland — 8.8%
ABB, Ltd.*	505,487	11,824,051
Actelion, Ltd.*	1,842	519,876
Adecco Group SA	29,502	2,095,610
Baloise Holding AG	3,839	527,759
Cie Financiere Richemont SA	57,280	4,529,103
Coca-Cola HBC AG*	29,201	754,034
Credit Suisse Group AG*	367,560	5,467,622
Georg Fischer AG	369	335,605
Helvetia Holding AG	135	74,802
Lonza Group AG*	2,807	530,770
Nestle SA	236,715	18,161,581
Novartis AG	222,098	16,485,785
Partners Group Holding AG	877	471,487
Roche Holding AG	70,471	17,996,787
Sika AG	162	972,016
Swiss Life Holding AG*	20,465	6,603,392
Swiss Re AG	23,277	2,090,317
Syngenta AG	25,583	11,291,613
Temenos Group AG*	9,894	786,265
UBS Group AG*	614,962	9,841,602
Zurich Insurance Group AG	40,426	10,792,105

		122,152,182

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	286,637	9,413,159
Teco Electric and Machinery Co., Ltd.	1,667,900	1,695,797

		11,108,956

Thailand — 0.2%
Bangkok Bank PCLΔ	179,500	971,611
Charoen Pokphand Foods PCL	1,553,300	1,254,393

		2,226,004

Turkey — 0.0%
Türkiye Garanti Bankasi AS	—	1
Yapi ve Kredi Bankasi AS*	1	1

		2

United Kingdom — 14.6%
3i Group PLC	34,312	322,206
Aberdeen Asset Management PLC	17,764	58,913
Aggreko PLC	140,036	1,550,107
Amec Foster Wheeler PLC	537,055	3,576,328
Anglo American PLC*	9,868	150,774
Ashtead Group PLC	67,283	1,393,457
ASOS PLC*	12,839	972,395
AstraZeneca PLC	1,251	76,997
Babcock International Group PLC	33,700	372,404
BAE Systems PLC	146,857	1,182,179
Barclays PLC	644,878	1,818,731
Barratt Developments PLC	299,344	2,049,633
Bellway PLC	21,780	737,597
BP PLC	2,306,801	13,224,037
BP PLC ADRΔ	78,200	2,699,464
British Land Co. PLC (The) REIT	18,907	144,500
Britvic PLC	9,315	75,568
BT Group PLC	351,297	1,400,522
Close Brothers Group PLC	18,158	349,897
Coca-Cola European Partners PLC	126,100	4,752,709
Compass Group PLC	663,780	12,524,618
CYBG PLC*	22,285	77,508
Dairy Crest Group PLCΔ	690,553	4,788,836
Dialog Semiconductor PLC*	56,058	2,862,464
Dixons Carphone PLC	110,131	438,233
DS Smith PLC	1,679,927	9,136,830
G4S PLC	1,849,548	7,051,523
GKN PLC	104,247	474,509
GlaxoSmithKline PLC	891,379	18,533,397
Hammerson PLC REIT	15,352	109,829
Hays PLC	74,953	147,436
Howden Joinery Group PLC	21,396	116,262
HSBC Holdings PLC	533,979	4,354,656
Inchcape PLC	107,617	1,134,620
Indivior PLC	231,872	935,738
Intermediate Capital Group PLC	119,557	1,060,532
Investec PLC	69,711	475,133
Jupiter Fund Management PLC	19,236	102,669
Kingfisher PLC	1,867,168	7,628,683
Land Securities Group PLC REIT	15,437	204,821
Lloyds Banking Group PLC	12,077,007	10,035,042
London Stock Exchange Group PLC	5,849	232,377
Man Group PLC	969,708	1,789,613
Marks & Spencer Group PLC	37,312	157,541
Micro Focus International PLC	7,478	213,429
Mondi PLC	79,051	1,908,554
National Grid PLC	777,776	9,876,286
Next PLC	33,652	1,821,420
Ocado Group PLCΔ*	253,031	764,022
Pearson PLC	491,984	4,206,966
Persimmon PLC	154,688	4,058,342
Reckitt Benckiser Group PLC	16,774	1,531,233
RELX PLC	20,897	409,483
Rio Tinto PLC	12,803	514,831
Rolls-Royce Holdings PLC*	1,297,869	12,260,765
Royal Dutch Shell PLC, A Shares	7,854	206,252
Royal Dutch Shell PLC, B Shares	475,556	13,015,747
Royal Mail PLC	392,044	2,087,561
Sage Group PLC (The)	113,733	898,436
Segro PLC REIT	14,592	83,404
Sky PLC	19,585	239,491
Standard Chartered PLC*	314,470	3,006,209
Tate & Lyle PLC	139,118	1,332,527
Taylor Wimpey PLC	857,971	2,075,727
TechnipFMC PLC*	163,668	5,341,061
Tesco PLC*	4,119,868	9,580,246
Thomas Cook Group PLC	66,577	71,319
Travis Perkins PLC	13,423	254,619
Unilever PLC	98,552	4,864,318

130	See Notes to Schedules of Investments.

	Shares	Value
WM Morrison Supermarkets PLC	151,673	$456,073

		202,359,609

United States of America — 2.3%
Amazon.com, Inc.*	7,061	6,259,859
Illumina, Inc.*	44,670	7,622,489
MercadoLibre, Inc.Δ	25,367	5,364,359
Tesla, Inc.Δ*	23,093	6,426,782
Yum China Holdings, Inc.Δ*	238,627	6,490,654

		32,164,143

Total Foreign Common Stocks (Cost $1,270,363,644)		1,377,139,109

FOREIGN PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG 4.92%, 05/13/16	5,728	451,088
Porsche Automobil Holding SE 2.02%, 06/30/16	6,053	330,230

Total Foreign Preferred Stocks (Cost $1,040,239)		781,318

MONEY MARKET FUNDS — 5.5%
GuideStone Money Market Fund (Investor Class)¥	51,060,984	51,060,984
Northern Institutional Liquid Assets Portfolio§	25,134,094	25,134,094

Total Money Market Funds (Cost $76,195,078)		76,195,078

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.45%, 04/27/17Ω‡‡	$700,000	699,756
0.60%, 06/22/17Ω‡‡	1,800,000	1,797,010

Total U.S. Treasury Obligations (Cost $2,497,377)		2,496,766

TOTAL INVESTMENTS — 105.2% (Cost $1,350,096,338)		1,456,612,271

	Shares
FOREIGN COMMON STOCKS SOLD SHORT — (5.0)%
Australia — (0.4)%
Alumina, Ltd.	(1,020,916)	(1,396,164)
AMP, Ltd.	(302,168)	(1,195,836)
Iluka Resources, Ltd.	(122,246)	(711,677)
Magellan Financial Group, Ltd.	(9,972)	(180,028)
Platinum Asset Management, Ltd.	(201,706)	(790,550)
REA Group, Ltd.	(11,630)	(527,166)
SEEK, Ltd.	(87,005)	(1,058,231)
TPG Telecom, Ltd.	(76,360)	(406,623)

		(6,266,275)

Austria — 0.0%
ams AG	(8,077)	(436,649)

Belgium — 0.0%
Telenet Group Holding NV*	(1,851)	(110,087)

Denmark — (0.1)%
Nets A/S 144A*	(7,020)	(113,249)
Novozymes A/S, B Shares	(23,165)	(918,149)

		(1,031,398)

Finland — (0.1)%
Amer Sports OYJ	(6,175)	(139,523)
Nokia OYJ	(144,890)	(777,483)

		(917,006)

France — (0.8)%
Aeroports de Paris	(2,910)	(359,644)
Bollore SA	(395,571)	(1,533,535)
Casino Guichard Perrachon SA	(3,296)	(184,353)
Edenred	(135,109)	(3,192,584)
Electricite de France SA	(68,965)	(580,631)
Eutelsat Communications SA	(7,976)	(178,090)
Groupe Eurotunnel SE	(200,711)	(2,019,572)
Ingenico	(13,398)	(1,264,361)
JCDecaux SA	(4,156)	(146,266)
SFR Group SA*	(32,445)	(1,020,720)
Zodiac Aerospace	(20,422)	(510,888)

		(10,990,644)

Germany — (0.2)%
Bilfinger SE*	(8,801)	(338,847)
Fraport AG Frankfurt Airport Services Worldwide	(11,296)	(799,317)
Krones AG	(702)	(78,746)
Telefonica Deutschland Holding AG	(106,592)	(528,764)
United Internet AG	(20,622)	(912,544)

		(2,658,218)

Italy — (0.5)%
Azimut Holding SpA	(60,561)	(1,055,027)
Banca Generali SpA	(22,752)	(594,662)
Banco BPM SpA	(407,950)	(1,208,992)
Saipem SpA*	(2,164,656)	(982,591)
Salvatore Ferragamo SpA	(81,988)	(2,456,019)
UniCredit SpA	(72,708)	(1,120,816)
Yoox Net-A-Porter Group SpA*	(3,026)	(72,052)

		(7,490,159)

Japan — (1.1)%
Acom Co., Ltd.*	(136,800)	(546,807)
AEON Financial Service Co., Ltd.	(31,900)	(600,865)
ASICS Corporation	(20,100)	(322,813)
Bank of Kyoto, Ltd. (The)	(153,000)	(1,114,551)
Calbee, Inc.	(24,300)	(828,335)
Casio Computer Co., Ltd.	(5,200)	(72,351)
Chugoku Electric Power Co., Inc. (The)	(90,500)	(1,001,491)
Electric Power Development Co., Ltd.	(33,200)	(776,844)
Hokuriku Electric Power Co	(79,600)	(772,191)
Kakaku.com, Inc.	(34,400)	(468,122)
Keikyu Corporation	(7,000)	(76,835)
Kyushu Electric Power Co., Inc.	(89,100)	(949,183)
Mitsubishi Motors Corporation	(190,000)	(1,141,741)
MonotaRO Co., Ltd.	(8,000)	(247,193)
Nankai Electric Railway Co., Ltd.	(15,000)	(73,026)
NGK Spark Plug Co., Ltd.	(34,900)	(797,499)

See Notes to Schedules of Investments.	131

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Odakyu Electric Railway Co., Ltd.	(7,000)	$(136,190)
Ricoh Co., Ltd.	(44,400)	(365,314)
Rinnai Corporation	(1,500)	(119,375)
Seven Bank, Ltd.	(482,100)	(1,576,254)
Shikoku Electric Power Co., Inc.	(129,700)	(1,424,801)
Sony Financial Holdings, Inc.	(121,300)	(1,949,211)
Taiyo Nippon Sanso Corporation	(6,100)	(71,339)
Yakult Honsha Co., Ltd.	(2,500)	(138,776)

		(15,571,107)

Jersey — 0.0%
Petrofac, Ltd.	(35,131)	(404,503)

Luxembourg — (0.3)%
Eurofins Scientific SE	(169)	(73,531)
Millicom International Cellular SA SDR	(19,798)	(1,104,056)
Tenaris SA	(181,862)	(3,117,757)

		(4,295,344)

Netherlands — (0.3)%
Altice NV Class A*	(80,100)	(1,811,987)
QIAGEN NV*	(11,437)	(331,990)
SBM Offshore NV	(98,556)	(1,616,526)

		(3,760,503)

Norway — (0.2)%
Schibsted ASA Class A	(78,360)	(2,016,906)
Schibsted ASA, B Shares	(22,796)	(521,700)

		(2,538,606)

Papua New Guinea — (0.1)%
Oil Search, Ltd.	(167,095)	(921,709)

Spain — (0.2)%
Atresmedia Corporation de Medios de Comunicacion SA	(12,186)	(153,921)
Banco Popular Espanol SA	(427,248)	(414,769)
Cellnex Telecom SA 144A	(104,555)	(1,726,075)
Zardoya Otis SA	(63,454)	(586,221)

		(2,880,986)

Switzerland — (0.1)%
Aryzta AG*	(8,156)	(261,783)
Chocoladefabriken Lindt & Spruengli AG	(107)	(606,759)

		(868,542)

United Kingdom — (0.6)%
AA PLC	(42,990)	(143,058)
Aggreko PLC	(6,690)	(74,054)
Antofagasta PLC	(197,038)	(2,060,116)
BTG PLC*	(61,491)	(451,851)
Capita PLC	(51,314)	(362,924)
Cobham PLC	(169,990)	(283,263)
Essentra PLC	(18,085)	(118,958)
Hargreaves Lansdown PLC	(72,825)	(1,187,061)
Hikma Pharmaceuticals PLC	(54,458)	(1,351,642)
Inmarsat PLC	(69,325)	(738,719)
Mediclinic International PLC	(39,155)	(349,287)
Pennon Group PLC	(38,684)	(427,479)
Serco Group PLC*	(180,764)	(261,583)
United Utilities Group PLC	(36,454)	(453,762)

		(8,263,757)

Total Foreign Common Stocks Sold Short (Proceeds $(66,392,462))		(69,405,493)

FOREIGN PREFERRED STOCKS SOLD SHORT — (0.1)%
Germany — (0.1)%
Sartorius AG 0.57%, 04/08/16	(2,899)	(254,371)
Volkswagen AG 1.54%, 06/23/16	(6,651)	(969,219)

Total Foreign Preferred Stocks Sold Short (Proceeds $(1,056,119))		(1,223,590)

Liabilities in Excess of Other Assets — (0.1)%		(1,235,794)

NET ASSETS — 100.0%		$1,384,747,394

132	See Notes to Schedules of Investments.

Swap agreements outstanding at March 31, 2017:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Australia Index	06/15/17	GSC	AUD	280,444	$(5,289)	$—	$(5,289)
MSCI Netherlands Index	06/15/17	GSC	EUR	872,622	(4,045)	—	(4,045)
MSCI Spain Index	06/15/17	GSC	EUR	5,741,050	(265,594)	—	(265,594)
MSCI Switzerland Index	06/15/17	GSC	CHF	15,088,707	(138,878)	—	(138,878)
MSCI Sweden Index	09/21/19	GSC	SEK	107,537,921	(130,028)	—	(130,028)

Total Swap agreements outstanding at March 31, 2017					$(543,834)	$—	$(543,834)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$35,195,985	$35,195,985	$—	$—
Austria	6,263,392	6,263,392	—	—
Belgium	4,091,340	4,091,340	—	—
Bermuda	5,783,540	5,783,540	—	—
Brazil	3,958,944	3,958,944	—	—
Canada	11,741,165	11,741,165	—	—
China	61,563,681	61,563,681	—	—
Colombia	1,319,712	1,319,712	—	—
Czech Republic	512,121	512,121	—	—
Denmark	20,870,311	20,870,311	—	—
Finland	4,484,848	4,484,848	—	—
France	117,377,172	117,377,172	—	—
Germany	117,173,543	117,173,543	—	—
Hong Kong	36,868,797	36,868,797	—	—
India	9,175,530	9,175,530	—	—
Ireland	9,815,933	9,815,933	—	—
Italy	37,579,643	37,579,643	—	—
Japan	220,445,177	220,445,177	—	—
Jersey	16,310,408	16,310,408	—	—
Luxembourg	929,192	929,192	—	—
Malaysia	1,816,810	1,816,810	—	—
Mauritius	1,068,137	1,068,137	—	—
Netherlands	109,213,556	109,213,556	—	—
New Zealand	227,889	227,889	—	—
Nigeria	—	—	—	—
Norway	3,658,233	3,658,233	—	—
Portugal	1,858,318	1,858,318	—	—
Singapore	36,329,933	36,329,933	—	—
South Korea	13,642,195	13,642,195	—	—
Spain	68,613,920	68,613,920	—	—
Sweden	49,238,788	49,238,788	—	—
Switzerland	122,152,182	122,152,182	—	—
Taiwan	11,108,956	11,108,956	—	—
Thailand	2,226,004	2,226,004	—	—
Turkey	2	2	—	—
United Kingdom	202,359,609	202,359,609	—	—
United States of America	32,164,143	32,164,143	—	—
Foreign Preferred Stocks:
Germany	781,318	781,318	—	—
Money Market Funds	76,195,078	76,195,078	—	—
U.S. Treasury Obligations	2,496,766	—	2,496,766	—

Total Assets — Investments in Securities	$1,456,612,271	$1,454,115,505	$2,496,766	$—

See Notes to Schedules of Investments.	133

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(6,266,275)	$(6,266,275)	$—	$—
Austria	(436,649)	(436,649)	—	—
Belgium	(110,087)	(110,087)	—	—
Denmark	(1,031,398)	(1,031,398)	—	—
Finland	(917,006)	(917,006)	—	—
France	(10,990,644)	(10,990,644)	—	—
Germany	(2,658,218)	(2,658,218)	—	—
Italy	(7,490,159)	(7,490,159)	—	—
Japan	(15,571,107)	(15,571,107)	—	—
Jersey	(404,503)	(404,503)	—	—
Luxembourg	(4,295,344)	(4,295,344)	—	—
Netherlands	(3,760,503)	(3,760,503)	—	—
Norway	(2,538,606)	(2,538,606)	—	—
Papua New Guinea	(921,709)	(921,709)	—	—
Spain	(2,880,986)	(2,880,986)	—	—
Switzerland	(868,542)	(868,542)	—	—
United Kingdom	(8,263,757)	(8,263,757)	—	—
Foreign Preferred Stocks Sold Short:
Germany	(1,223,590)	(1,223,590)	—	—

Total Liabilities — Investments in Securities	$(70,629,083)	$(70,629,083)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(24,197)	$—	$(24,197)	$—
Futures Contracts	(252,760)	(252,760)	—	—
Swap Agreements	(543,834)	—	(543,834)	—

Total Liabilities — Other Financial Instruments	$(820,791)	$(252,760)	$(568,031)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts and forwards contracts) and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” and “Forward Foreign Currency Contracts” disclosures in the Notes to Schedules of Investments and the “Swap agreements outstanding” disclosure on the preceding page(s), respectively.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended March 31, 2017.

There were no transfers between Level 2 and Level 3 during the period ended March 31, 2017.

134	See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 89.6%
Argentina — 0.2%
Banco Macro SA ADRΔ	9,767	$846,799

Bermuda — 1.3%
Credicorp, Ltd.	21,287	3,476,167
GOME Electrical Appliances Holdings, Ltd.Δ	454,619	62,008
Kosmos Energy, Ltd.Δ*	81,500	542,790
Nine Dragons Paper Holdings, Ltd.	726,000	780,043

		4,861,008

Brazil — 4.4%
AES Tiete Energia SA	16,600	72,591
Banco Bradesco SA ADR	169,504	1,735,721
Banco do Brasil SA	61,100	657,919
Banco Santander Brasil SA ADRΔ	38,689	341,237
BB Seguridade Participacoes SA	8,700	81,481
BR Malls Participacoes SA*	12,000	55,389
BTG Pactual Group	115,362	712,675
Centrais Eletricas Brasileiras SA*	46,400	255,077
Cia de Saneamento Basico do Estado de Sao Paulo ADR	28,302	294,624
Cielo SA	28,200	255,643
Cosan SA Industria e Comercio	11,200	138,632
CVC Brasil Operadora e Agencia de Viagens SA	42,600	392,580
EDP — Energias do Brasil SA	6,000	26,640
Engie Brasil Energia SA	88,800	1,004,411
Equatorial Energia SA	5,600	105,181
Hypermarcas SA	71,000	657,701
Itau Unibanco Holding SA ADR	240,632	2,904,428
Itausa — Investimentos Itau SA+*	11,266	34,187
JBS SA	138,700	454,565
Linx SA	126,528	670,914
Lojas Americanas SA	61,400	261,047
M Dias Branco SA	6,500	264,809
Odontoprev SA	266,300	959,517
Porto Seguro SA	2,700	24,839
Qualicorp SA	31,800	201,734
Rumo SA*	457,110	1,249,876
Sul America SA	74,150	395,547
TOTVS SA	91,500	815,158
Ultrapar Participacoes SA	42,900	979,796
Ultrapar Participacoes SA ADRΔ	8,307	188,818
WEG SA	22,300	124,087

		16,316,824

British Virgin Islands — 0.2%
Lenta, Ltd. GDR*	122,586	833,585

Canada — 0.2%
First Quantum Minerals, Ltd.	70,799	752,257
Platinum Group Metals, Ltd.*	43,200	71,142

		823,399

Chile — 1.0%
Aguas Andinas SA Class A	100,468	58,573
Banco de Chile ADRΔ	7,584	547,261
Banco Santander Chile ADRΔ	28,010	702,491
Cencosud SA	95,125	292,320
Embotelladora Andina SA ADR Class B	42,967	1,004,998
Empresas COPEC SA	6,509	70,747
Enel Americas SA ADR	88,965	924,346
Enel Chile SA ADRΔ	16,665	91,658
Enel Generacion Chile SA ADRΔ	2,746	61,071

		3,753,465

China — 12.3%
58.com, Inc. ADRΔ*	2,939	104,011
Agricultural Bank of China, Ltd. Class H	975,000	449,141
Air China, Ltd. Class H	162,679	131,667
Alibaba Group Holding, Ltd. ADRΔ*	80,472	8,677,296
Anhui Conch Cement Co., Ltd. Class H	688,500	2,338,854
Baidu, Inc. ADR*	9,329	1,609,439
Bank of China, Ltd. Class H	2,725,000	1,353,471
Bank of Communications Co., Ltd. Class H	667,000	518,392
Beijing Capital International Airport Co., Ltd. Class H	190,000	227,369
Belle International Holdings, Ltd.	731,000	475,011
China Cinda Asset Management Co., Ltd. Class H	1,610,000	625,645
China CITIC Bank Corporation, Ltd. Class H	867,000	574,542
China Communications Services Corporation, Ltd. Class H	1,444,000	945,758
China Construction Bank Corporation Class H	4,112,000	3,306,955
China Evergrande Group	359,000	332,600
China Galaxy Securities Co., Ltd. Class H	120,500	111,174
China Mengniu Dairy Co., Ltd.	1,088,000	2,253,979
China Merchants Bank Co., Ltd. Class H	27,000	71,395
China Petroleum & Chemical Corporation Class H	1,512,000	1,225,709
China Shenhua Energy Co., Ltd. Class H	342,000	793,885
China Vanke Co., Ltd. Class H	97,700	264,003
Chongqing Rural Commercial Bank Co., Ltd. Class H	807,000	545,165
Country Garden Holdings Co., Ltd.	209,000	187,983
Ctrip.com International, Ltd. ADRΔ*	12,870	632,560
Dongfeng Motor Group Co., Ltd. Class H	125,545	141,029
Fuyao Glass Industry Group Co., Ltd. Class H 144AΔ	239,200	829,498
Geely Automobile Holdings, Ltd.	1,210,000	1,852,795
Great Wall Motor Co., Ltd. Class H	150,500	171,386
Industrial & Commercial Bank of China, Ltd. Class H	4,099,000	2,679,395
JD.com, Inc. ADRΔ*	26,152	813,589
Jiangxi Copper Co., Ltd. Class H	104,000	161,925

See Notes to Schedules of Investments.	135

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NetEase, Inc. ADR	2,770	$786,680
New Oriental Education & Technology Group, Inc. ADR*	5,104	308,180
People’s Insurance Co. Group of China, Ltd. (The) Class H	1,185,000	490,986
PetroChina Co., Ltd. Class H	36,000	26,358
PICC Property & Casualty Co., Ltd. Class H	312,000	480,957
Qinhuangdao Port Co., Ltd. Class H	77,500	21,640
Sina Corporation*	876	63,177
Sinopec Engineering Group Co., Ltd. Class H	122,000	125,273
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,468,000	814,139
Sinopharm Group Co., Ltd. Class H	74,588	345,995
Sinotrans, Ltd. Class H	1,378,000	643,652
Sunny Optical Technology Group Co., Ltd.	75,000	548,157
Tencent Holdings, Ltd.	127,800	3,663,880
Tingyi Cayman Islands Holding Corporation	2,050,000	2,574,535
TravelSky Technology, Ltd. Class H	21,000	49,612
Vipshop Holdings, Ltd. ADR*	15,338	204,609
Weichai Power Co., Ltd. Class H	30,036	53,026

		45,606,477

Colombia — 0.3%
Bancolombia SA	76,606	701,316
Bancolombia SA ADRΔ	10,824	431,553

		1,132,869

Cyprus — 0.0%
Global Ports Investments PLC GDR*	49,037	186,341

Egypt — 0.1%
Arabian Food Industries Co. DOMTY GDR*	17,026	35,754
Edita Food Industries SAE	315,401	297,578
Edita Food Industries SAE GDR	15,770	74,395

		407,727

Hong Kong — 5.8%
AIA Group, Ltd.	889,958	5,611,265
China Everbright International, Ltd.	64,000	86,140
China Merchants Port Holdings International Co., Ltd.	30,000	87,821
China Mobile, Ltd.	601,500	6,582,716
China Overseas Land & Investment, Ltd.	1,340,000	3,827,832
China Resources Land, Ltd.	204,000	551,245
China Resources Power Holdings Co., Ltd.	246,000	443,791
CNOOC, Ltd.	638,000	761,840
CSPC Pharmaceutical Group, Ltd.	126,000	165,049
Haier Electronics Group Co., Ltd.	33,000	75,584
Sun Art Retail Group, Ltd.	517,500	484,771
WH Group, Ltd. 144A	3,112,500	2,683,362

		21,361,416

Hungary — 0.5%
OTP Bank PLC	60,173	1,683,361

India — 8.7%
Axis Bank, Ltd.	604,710	4,570,596
Bharat Petroleum Corporation, Ltd.	99,935	1,000,120
Dabur India, Ltd.	225,306	962,326
GAIL India, Ltd.	120,605	700,116
Godrej Consumer Products, Ltd.	253	6,512
HCL Technologies, Ltd.	33,702	454,005
HDFC Bank, Ltd.+	121,307	2,759,134
Hero MotoCorp, Ltd.	22,050	1,094,079
Hindalco Industries, Ltd.	161,248	484,352
Hindustan Petroleum Corporation, Ltd.	118,872	962,271
Housing Development Finance Corporation, Ltd.	14,437	333,962
Infosys, Ltd.	144,956	2,281,994
Infosys, Ltd. ADRΔ	149,051	2,355,006
JSW Steel, Ltd.	218,203	632,414
Kotak Mahindra Bank, Ltd.	359,411	4,827,570
Marico, Ltd.	111,528	506,415
NTPC, Ltd.	50,664	129,518
Oil & Natural Gas Corporation, Ltd.	398,381	1,134,989
Power Finance Corporation, Ltd.	554,870	1,246,716
Reliance Industries, Ltd.*	22,980	467,456
Tata Consultancy Services, Ltd.	115,794	4,336,457
Tata Motors, Ltd. ADR	3,621	129,089
Tata Power Co., Ltd. (The)	121,194	168,628
Tata Steel, Ltd.	40,009	297,410
Tech Mahindra, Ltd.	65,077	460,154
Wipro, Ltd.	3,615	28,690

		32,329,979

Indonesia — 1.9%
PT Adaro Energy Tbk	4,139,000	543,563
PT Bank Central Asia Tbk	2,647,500	3,288,141
PT Bank Mandiri Persero Tbk	343,500	301,599
PT Bank Negara Indonesia Persero Tbk	965,300	469,049
PT Bank Rakyat Indonesia Persero Tbk	427,700	416,450
PT Indofood CBP Sukses Makmur Tbk	257,800	157,673
PT Indofood Sukses Makmur Tbk	635,235	381,365
PT Semen Indonesia Persero Tbk	225,500	152,302
PT Telekomunikasi Indonesia Persero Tbk	1,344,200	416,611
PT Telekomunikasi Indonesia Persero Tbk ADRΔ	3,261	101,645
PT United Tractors Tbk	441,869	878,731

		7,107,129

Isle of Man (U.K.) — 0.0%
New Europe Property Investments PLC	15,777	163,694

Jersey — 0.1%
West China Cement, Ltd.*	1,414,000	205,600

136	See Notes to Schedules of Investments.

	Shares	Value
Kenya — 0.4%
Equity Group Holdings, Ltd.	3,154,147	$1,009,572
Safaricom, Ltd.	2,494,970	435,591

		1,445,163

Luxembourg — 0.3%
Ternium SA ADR	40,396	1,055,143

Malaysia — 1.3%
AirAsia Bhd	1,876,700	1,331,564
CIMB Group Holdings Bhd	409,000	514,773
Hong Leong Bank Bhd	2,500	7,773
Kuala Lumpur Kepong Bhd	6,700	37,364
Malayan Banking Bhd	234,000	471,648
MISC Bhd	43,067	71,235
Petronas Chemicals Group Bhd	164,600	286,390
Public Bank Bhd	193,600	870,555
Sime Darby Bhd	25,300	53,053
Tenaga Nasional Bhd	181,830	563,712
Westports Holdings Bhd	620,200	567,577
YTL Corporation Bhd	113,500	38,214

		4,813,858

Mexico — 3.9%
Alfa SAB de CV Class A	63,400	92,616
America Movil SAB de CV ADR Class LΔ	120,745	1,710,957
America Movil SAB de CV, Series L	2,033,245	1,443,300
Arca Continental SAB de CV	41,588	288,771
Cemex SAB de CV ADR*	75,626	685,928
Fibra Uno Administracion SA de CV REIT	181,600	310,487
Gruma SAB de CV Class B	52,505	741,936
Grupo Bimbo SAB de CV Series A	33,400	83,044
Grupo Financiero Banorte SAB de CV Class O	693,187	3,989,049
Grupo Financiero Inbursa SAB de CV Class OΔ	432,000	715,299
Grupo Mexico SAB de CV Series B	340,300	1,020,959
Industrias Penoles SAB de CV	17,719	456,181
Megacable Holdings SAB de CV	291,200	1,135,419
OHL Mexico SAB de CV	39,751	56,180
Telesites SAB de CV*	464,916	301,712
Wal-Mart de Mexico SAB de CV	550,982	1,271,344

		14,303,182

Morocco & Antilles — 0.2%
Attijariwafa Bank	17,539	697,958

Nigeria — 0.5%
FCMB Group PLC	12,000,000	47,443
Guaranty Trust Bank PLC	17,349,626	1,411,553
Nestle Nigeria PLC	147,659	361,850

		1,820,846

Philippines — 1.2%
Ayala Corporation	1,970	33,177
Ayala Land, Inc.	46,600	30,695
Bank of the Philippine Islands	505,243	1,019,045
BDO Unibank, Inc.	33,230	77,884
Globe Telecom, Inc.	6,775	274,376
JG Summit Holdings, Inc.	171,460	277,992
Metro Pacific Investments Corporation	859,000	103,063
SM Investments Corporation	6,870	95,434
SM Prime Holdings, Inc.	56,100	31,642
Universal Robina Corporation	819,350	2,669,930

		4,613,238

Poland — 0.8%
Eurocash SA	58,943	474,285
Jastrzebska Spolka Weglowa SA*	30,900	489,326
KGHM Polska Miedz SA	2,657	77,586
PGE Polska Grupa Energetyczna SA	162,786	467,953
Polski Koncern Naftowy ORLEN SA	23,018	580,427
Polskie Gornictwo Naftowe i Gazownictwo SA	197,764	295,222
Powszechna Kasa Oszczednosci Bank Polski SA*	48,069	388,605
Tauron Polska Energia SA*	332,057	283,852

		3,057,256

Portugal — 0.7%
Jeronimo Martins SGPS SA	138,481	2,477,465

Russia — 4.1%
Gazprom PJSC ADR	193,596	870,214
Lukoil PJSC ADR	14,861	788,525
MMC Norilsk Nickel PJSC ADR	6,151	96,509
Mobile Telesystems PJSC ADR	68,764	758,467
Novatek PJSC GDR	41,888	5,216,918
Rosneft Oil Co. PJSC GDR	27,856	155,994
Sberbank of Russia PJSC ADR	402,289	4,638,392
Severstal PJSC GDR	80,424	1,154,084
Sistema PJSC GDR	53,518	478,986
Surgutneftegas OJSC ADR	42,924	219,342
Tatneft PJSC ADR	17,340	650,077

		15,027,508

South Africa — 6.4%
Anglo American Platinum, Ltd.*	7,334	167,319
AngloGold Ashanti, Ltd. ADRΔ	19,951	214,872
Aspen Pharmacare Holdings, Ltd.	152,116	3,114,828
Barclays Africa Group, Ltd.	64,459	670,282
Bid Corporation, Ltd.	179,596	3,476,462
Bidvest Group, Ltd. (The)	92,812	1,064,454
Discovery, Ltd.	116,197	1,114,746
Exxaro Resources, Ltd.	77,493	680,939
Foschini Group, Ltd. (The)	24,761	285,126
Growthpoint Properties, Ltd. REIT	170,095	328,368
Hyprop Investments, Ltd. REIT	4,255	38,915
Imperial Holdings, Ltd.	27,102	333,314
Investec, Ltd.	53,674	365,901
MMI Holdings, Ltd.	71,670	122,279
Mondi, Ltd.	3,660	87,439
Naspers, Ltd. N Shares	39,069	6,741,432
Nedbank Group, Ltd.	8,758	157,649
Pick n Pay Stores, Ltd.	197,660	980,178
Redefine Properties, Ltd. REIT	190,199	156,086
Remgro, Ltd.	16,075	246,932
Resilient, Ltd. REIT	12,543	108,955
RMB Holdings, Ltd.	36,432	159,048

See Notes to Schedules of Investments.	137

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sanlam, Ltd.	40,123	$201,479
Sibanye Gold, Ltd.	21,517	46,029
SPAR Group, Ltd. (The)	4,771	61,969
Standard Bank Group, Ltd.	166,278	1,781,605
Telkom SA SOC, Ltd.	148,751	831,886
Vodacom Group, Ltd.	7,023	79,567

		23,618,059

South Korea — 13.0%
AMOREPACIFIC Group	668	71,382
BNK Financial Group, Inc.	3,602	29,568
Daelim Industrial Co., Ltd.	1,900	137,450
Doosan Heavy Industries & Construction Co., Ltd.	1,504	32,210
E-MART, Inc.	4,596	844,566
GS Retail Co., Ltd.	423	19,934
Hana Financial Group, Inc.	16,118	532,558
Hanwha Chemical Corporation	30,536	720,871
Hanwha Corporation	24,189	776,522
Hanwha Life Insurance Co., Ltd.	19,984	107,935
Hyosung Corporation	5,976	724,088
Hyundai Development Co-Engineering & Construction	23,073	838,699
Hyundai Engineering & Construction Co., Ltd.	11,899	526,693
Hyundai Glovis Co., Ltd.	1,715	225,436
Hyundai Marine & Fire Insurance Co., Ltd.	15,205	475,879
Hyundai Mobis Co., Ltd.	3,997	859,589
Industrial Bank of Korea	11,714	127,793
KB Financial Group, Inc.	20,687	906,432
Kia Motors Corporation	22,899	758,659
KIWOOM Securities Co., Ltd.	8,763	637,851
Korea Electric Power Corporation	1,405	58,358
KT Corporation ADRΔ*	9,472	159,414
LG Uplus Corporation	8,399	107,400
Lotte Chemical Corporation	4,289	1,420,973
NAVER Corporation	3,333	2,548,256
NCSoft Corporation	144	39,274
POSCO	2,292	596,416
POSCO Daewoo Corporation	24,620	525,071
Samsung Card Co., Ltd.	991	34,738
Samsung Electronics Co., Ltd.	8,785	16,182,687
Samsung Fire & Marine Insurance Co., Ltd.	24,980	5,986,444
Shinhan Financial Group Co., Ltd.	118,699	4,946,234
SK Hynix, Inc.	66,003	2,980,552
SK Innovation Co., Ltd.	10,799	1,607,828
SK Networks Co., Ltd.	37,234	248,715
SK Telecom Co., Ltd.	5,327	1,200,397
Woori Bank	20,151	234,251

		48,231,123

Switzerland — 0.9%
Cie Financiere Richemont SA	31,510	2,491,482
Coca-Cola HBC AG*	29,256	755,454

		3,246,936

Taiwan — 8.8%
Casetek Holdings, Ltd.	48,000	159,776
Cathay Financial Holding Co., Ltd.	281,185	451,305
China Airlines, Ltd.	83,902	29,173
China Life Insurance Co., Ltd.	753,820	745,311
Compal Electronics, Inc.	359,000	234,265
CTBC Financial Holding Co., Ltd.	1,048,173	647,713
E.Sun Financial Holding Co., Ltd.	94,000	57,157
Eva Airways Corporation	54,880	29,120
Feng TAY Enterprise Co., Ltd.	14,061	56,073
First Financial Holding Co., Ltd.	584,225	356,205
Formosa Chemicals & Fibre Corporation	34,000	105,779
Foxconn Technology Co., Ltd.	184,152	561,393
Fubon Financial Holding Co., Ltd.	343,000	559,562
Hon Hai Precision Industry Co., Ltd.	895,778	2,686,522
Innolux Corporation	129,000	53,356
Largan Precision Co., Ltd.	3,000	472,604
Lite-On Technology Corporation	121,883	210,084
MediaTek, Inc.	300,000	2,125,731
Mega Financial Holding Co., Ltd.	141,000	113,850
Micro-Star International Co., Ltd.	33,000	76,783
Nien Made Enterprise Co., Ltd.	6,000	55,961
Novatek Microelectronics Corporation	73,000	282,689
Pegatron Corporation	351,089	1,039,064
Phison Electronics Corporation	110,000	987,888
Pou Chen Corporation	495,000	685,178
Powertech Technology, Inc.	361,000	1,050,550
Realtek Semiconductor Corporation	273,000	976,205
Siliconware Precision Industries Co., Ltd.	64,920	105,909
Taiwan Fertilizer Co., Ltd.	81,000	112,120
Taiwan Semiconductor Manufacturing Co., Ltd.	1,613,000	10,047,195
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	195,715	6,427,281
Teco Electric and Machinery Co., Ltd.	59,000	59,987
Uni-President Enterprises Corporation	187,000	350,673
Wistron Corporation	814,200	745,975

		32,658,437

Thailand — 3.8%
Bangkok Bank PCL NVDR	37,100	195,959
Bangkok Dusit Medical Services PCLΔ	4,280,000	2,640,553
Central Pattana PCL	1,936,600	3,311,029
Charoen Pokphand Foods PCL NVDR	787,100	635,636
CP ALL PCL	1,309,600	2,248,568
Home Product Center PCL NVDR	102,900	28,897
Indorama Ventures PCL NVDR	79,600	81,656
Kasikornbank PCL NVDR	12,900	70,952
Krung Thai Bank PCL NVDR	770,035	457,147
PTT Exploration & Production PCL NVDR	60,300	163,198
PTT Global Chemical PCL NVDR	595,254	1,268,894

138	See Notes to Schedules of Investments.

	Shares	Value
PTT PCL NVDR	37,500	$422,335
Robinson Department Store PCL	321,800	599,351
Siam Cement PCL (The) NVDR	6,070	95,389
Siam Commercial Bank PCL (The) NVDR	39,400	186,896
Thai Oil PCL NVDR	496,662	1,091,247
Thai Union Group PCL NVDR	1,159,400	722,042

		14,219,749

Turkey — 2.2%
Akbank TAS	125,301	294,080
Arcelik AS	56,599	352,882
Coca-Cola Icecek AS	71,896	705,024
Eregli Demir ve Celik Fabrikalari TAS	277,745	450,878
KOC Holding AS	32,458	137,085
Tupras Turkiye Petrol Rafinerileri AS	29,544	733,225
Türkiye Garanti Bankasi AS	1,432,200	3,491,393
Türkiye Halk Bankasi AS	88,132	251,463
Türkiye Is Bankasi Class C	24,795	45,231
Turkiye Vakiflar Bankasi TAO Class D	69,498	102,494
Ulker Biskuvi Sanayi AS	122,517	622,285
Yapi ve Kredi Bankasi AS*	768,341	803,339

		7,989,379

United Kingdom — 2.6%
Anglo American PLC*	138,393	2,107,559
Hikma Pharmaceuticals PLCΔ	61,979	1,538,312
Liberty Global PLC LiLAC Class A*	63,843	1,419,868
Liberty Global PLC LiLAC Class C*	73,133	1,684,984
Mediclinic International PLCΔ	133,727	1,192,929
Tullow Oil PLC*	598,394	1,754,359

		9,698,011

United States of America — 1.5%
Cognizant Technology Solutions Corporation Class A*	70,200	4,178,304
FirstCash, Inc.	17,400	855,210
PriceSmart, Inc.	1,300	119,860
Southern Copper CorporationΔ	4,037	144,888
Yum China Holdings, Inc.*	14,541	395,515

		5,693,777

Total Foreign Common Stocks (Cost $316,415,757)		332,286,761

FOREIGN PREFERRED STOCKS — 3.4%
Brazil — 2.2%
Braskem SA Class A
3.79%, 10/04/16	73,300	746,205
Cia Brasileira de Distribuicao ADR
0.09%, 04/28/16Δ	21,218	407,385
Cia Brasileira de Distribuicao
0.10%, 04/28/16	54,600	1,051,328
Gerdau SA
0.18%, 11/22/16	12,500	43,522
Itausa-Investimentos Itau SA
0.62%, 03/01/17	1,163,832	3,550,308
Lojas Americanas SA
0.09%, 01/05/17	88,457	461,697
Petroleo Brasileiro SA
1.00%, 4/03/14*	104,600	486,815
Suzano Papel e Celulose SA Class A
2.05%, 04/26/16	16,400	69,412
Vale SA
0.56%, 12/02/16	141,000	1,275,513

		8,092,185

Chile — 0.0%
Embotelladora Andina SA Class A
2.24%, 01/23/17	16,611	64,191
Embotelladora Andina SA Class B
2.36%, 01/23/17	1,770	6,896

		71,087

South Korea — 1.2%
Samsung Electronics Co., Ltd.
1.74%, 12/28/16	2,991	4,287,376
Samsung Fire & Marine Insurance Co., Ltd.
3.46%, 12/28/16	1,796	286,673

		4,574,049

Total Foreign Preferred Stocks (Cost $12,060,465)		12,737,321

MONEY MARKET FUNDS — 4.7%
GuideStone Money Market Fund (Investor Class)¥	13,245,443	13,245,443
Northern Institutional Liquid Assets Portfolio§	4,040,925	4,040,925

Total Money Market Funds (Cost $17,286,368)		17,286,368

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
0.60%, 06/22/17Ω‡‡ (Cost $1,298,266)	$1,300,000	1,297,841

TOTAL INVESTMENTS — 98.1% (Cost $347,060,856)		363,608,291
Other Assets in Excess of Liabilities — 1.9%		7,154,981

NET ASSETS — 100.0%		$370,763,272

See Notes to Schedules of Investments.	139

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2017:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Brazil Index	09/23/18	GSC	BRL	3,679,102	$(12,275)	$—	$(12,275)
MSCI Poland Index	09/23/18	GSC	ZAR	19,635,634	(39,170)	—	(39,170)
MSCI South Africa Index	09/23/18	GSC	TRY	836,666	27	—	27
MSCI South Africa Index	09/23/18	GSC	HKD	(780,891)	2,047	—	2,047
MSCI South Africa Index	12/21/18	GSC	PLN	347,859	(183)	—	(183)

Total Swap agreements outstanding at March 31, 2017					$(49,554)	$—	$(49,554)

140	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$846,799	$846,799	$—	$—
Bermuda	4,861,008	4,861,008	—	—
Brazil	16,316,824	16,282,637	—	34,187
British Virgin Islands	833,585	833,585	—	—
Canada	823,399	823,399	—	—
Chile	3,753,465	3,753,465	—	—
China	45,606,477	45,606,477	—	—
Colombia	1,132,869	1,132,869	—	—
Cyprus	186,341	186,341	—	—
Egypt	407,727	407,727	—	—
Hong Kong	21,361,416	21,361,416	—	—
Hungary	1,683,361	1,683,361	—	—
India	32,329,979	29,570,845	—	2,759,134
Indonesia	7,107,129	7,107,129	—	—
Isle of Man (U.K.)	163,694	163,694	—	—
Jersey	205,600	205,600	—	—
Kenya	1,445,163	1,445,163	—	—
Luxembourg	1,055,143	1,055,143	—	—
Malaysia	4,813,858	4,813,858	—	—
Mexico	14,303,182	14,303,182	—	—
Morocco & Antilles	697,958	697,958	—	—
Nigeria	1,820,846	1,820,846	—	—
Philippines	4,613,238	4,613,238	—	—
Poland	3,057,256	3,057,256	—	—
Portugal	2,477,465	2,477,465	—	—
Russia	15,027,508	15,027,508	—	—
South Africa	23,618,059	23,618,059	—	—
South Korea	48,231,123	48,231,123	—	—
Switzerland	3,246,936	3,246,936	—	—
Taiwan	32,658,437	32,658,437	—	—
Thailand	14,219,749	14,219,749	—	—
Turkey	7,989,379	7,989,379	—	—
United Kingdom	9,698,011	9,698,011	—	—
United States of America	5,693,777	5,693,777	—	—
Foreign Preferred Stocks:
Brazil	8,092,185	8,092,185	—	—
Chile	71,087	71,087	—	—
South Korea	4,574,049	4,574,049	—	—
Money Market Funds	17,286,368	17,286,368	—	—
U.S. Treasury Obligation	1,297,841	—	1,297,841	—

Total Assets — Investments in Securities	$363,608,291	$359,517,129	$1,297,841	$2,793,321

Other Financial Instruments***
Forward Foreign Currency Contracts	$204,738	$—	$204,738	$—
Futures Contracts	657,862	657,862	—	—

Total Assets — Other Financial Instruments	$862,600	$657,862	$204,738	$—

Liabilities:
Other Financial Instruments***
Swap Agreements	$(49,554)	$—	$(51,628)	$2,074

Total Liabilities — Other Financial Instruments	$(49,554)	$—	$(51,628)	$2,074

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts and forwards contracts) and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” and “Forward Foreign Currency Contracts” disclosures in the Notes to Schedules of Investments and the “Swap agreements outstanding” disclosure on the preceding page(s), respectively.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2016 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2017 is $55,169,122.

There were no transfers between Level 2 and Level 3 during the period ended March 31, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2017.

See Notes to Schedules of Investments.	141

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 93.5%
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/19	$14,048,000	$14,773,762
1.38%, 01/15/20	5,110,000	6,046,472
0.13%, 04/15/20	18,525,000	19,498,459
1.25%, 07/15/20	4,790,000	5,645,182
1.13%, 01/15/21	10,590,000	12,381,003
0.13%, 04/15/21	8,770,000	9,082,693
0.63%, 07/15/21	11,160,000	12,478,265
0.13%, 01/15/22	5,884,200	6,364,471
0.13%, 07/15/22	4,885,000	5,201,662
0.13%, 01/15/23	13,519,000	14,222,982
0.38%, 07/15/23	14,525,000	15,408,109
0.63%, 01/15/24	18,891,000	20,139,352
0.13%, 07/15/24	8,077,000	8,188,768
0.25%, 01/15/25‡‡	9,740,000	9,905,443
2.38%, 01/15/25	5,205,200	7,737,918
0.38%, 07/15/25	2,800,000	2,875,410
0.63%, 01/15/26	4,805,000	5,001,610
2.00%, 01/15/26	4,030,000	5,597,774
0.13%, 07/15/26	7,580,000	7,494,974
0.38%, 01/15/27	7,710,000	7,720,222
2.38%, 01/15/27	4,030,000	5,739,601
1.75%, 01/15/28	5,650,000	7,411,131
3.63%, 04/15/28	2,910,000	5,812,400
2.50%, 01/15/29	4,785,000	6,622,850
3.88%, 04/15/29	4,295,000	8,781,507
3.38%, 04/15/32	747,100	1,436,904
2.13%, 02/15/40	2,617,600	3,714,475
2.13%, 02/15/41	6,288,900	8,852,008
0.75%, 02/15/42	6,679,400	6,912,306
0.63%, 02/15/43	9,375,000	9,222,498
1.38%, 02/15/44	4,213,700	4,847,368
0.75%, 02/15/45	1,525,000	1,499,484
1.00%, 02/15/46	410,000	426,956
0.88%, 02/15/47	2,075,000	2,057,297

Total U.S. Treasury Obligations (Cost $266,052,312)		269,101,316

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 3.7%
Italy — 1.1%
Italy Buoni Poliennali del Tesoro
1.65%, 04/23/20(E)	2,847,000	3,196,259

Japan — 1.4%
Japanese Government Inflation-Linked Bond
0.10%, 03/10/26(J)	430,000,000	4,066,630

New Zealand — 1.2%
New Zealand Government Bond
3.00%, 09/20/30(Z)	1,758,000	1,453,584
2.50%, 09/20/35(Z)	2,590,000	1,934,655

		3,388,239

Total Foreign Government Inflation-Linked Bonds (Cost $10,634,311)		10,651,128

	Number of Contracts	Value
PURCHASED OPTIONS — 0.1%
Call Options — 0.1%
10-Year U.S. Treasury Note, Strike Price $125.00, Expires 04/21/17 (RBC)	159	129,187

	Notional Amount
United Kingdom Pound vs. U.S. Dollar, Strike Price $1.20, Expires 05/19/17 (BOA)	$120,000	26,627

		155,814

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $122.00, Expires 04/21/17 (RBC)	92	2,875

	Notional Amount
Euro vs. U.S. Dollar, Strike Price $1.09, Expires 05/11/17 (BOA)	$25,900	13,141
U.S. Dollar vs. Japanese Yen, Strike Price $115.00, Expires 07/07/17 (JPM)	56,250	36,422

		52,438

Total Purchased Options (Cost $274,518)		208,252

	Shares
MONEY MARKET FUND — 2.7%
GuideStone Money Market Fund (Investor Class)¥ (Cost $7,875,560)	7,875,560	7,875,560

TOTAL INVESTMENTS — 100.0% (Cost $284,836,701)		287,836,256

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $126.00, Expires 04/21/17 (RBC)	(92)	(7,187)

	Notional Amount
United Kingdom Pound vs. U.S. Dollar, Strike Price $1.17, Expires 05/19/17 (BOA)	$(120,000)	(7,307)

		(14,494)

142	See Notes to Schedules of Investments.

	Notional Amount	Value
Put Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.09, Expires 05/11/17 (BAR)	$(25,900)	$(13,141)
United Kingdom Pound vs. U.S. Dollar, Strike Price $1.29, Expires 05/19/17 (GSC)	(44,500)	(19,124)

		(32,265)

Total Written Options (Premiums received $(139,977))		(46,759)

Other Assets in Excess of Liabilities — 0.0%		21,241

NET ASSETS — 100.0%		$287,810,738

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$10,651,128	$—	$10,651,128	$—
Money Market Fund	7,875,560	7,875,560	—	—
Purchased Options:
Call Options	155,814	129,187	26,627	—
Put Options	52,438	2,875	49,563	—
U.S. Treasury Obligations	269,101,316	—	269,101,316	—

Total Assets — Investments in Securities	$287,836,256	$8,007,622	$279,828,634	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$65,866	$—	$65,866	$—

Total Assets — Other Financial Instruments	$65,866	$—	$65,866	$—

Liabilities:
Investments in Securities:
Written Options:
Call Options	$(14,494)	$(7,187)	$(7,307)	$—
Put Options	(32,265)	—	(32,265)	—

Total Liabilities — Investments in Securities	$(46,759)	$(7,187)	$(39,572)	$—

Other Financial Instruments***
Futures Contracts	$(67,127)	$(67,127)	$—	$—

Total Liabilities — Other Financial Instruments	$(67,127)	$(67,127)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts and forwards contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” and “Forward Foreign Currency Contracts” disclosures in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

See Notes to Schedules of Investments.	143

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Par	Value
CORPORATE BONDS — 9.1%
Ally Financial, Inc.
4.75%, 09/10/18	$650,000	$669,500
3.75%, 11/18/19	750,000	757,500
Cablevision Systems Corporation
7.75%, 04/15/18	1,175,000	1,227,875
Cequel Communications Holdings I LLC
6.38%, 09/15/20 144A	1,350,000	1,393,875
Diamond 1 Finance Corporation
4.42%, 06/15/21 144A	400,000	418,690
DISH DBS Corporation
4.25%, 04/01/18	500,000	509,535
7.88%, 09/01/19	800,000	884,000
HCA, Inc.
4.25%, 10/15/19Δ	1,500,000	1,556,250
NCR Corporation
4.63%, 02/15/21	400,000	410,044
Sprint Communications, Inc.
9.00%, 11/15/18 144A	1,300,000	1,410,909
Tenet Healthcare Corporation
6.25%, 11/01/18	500,000	527,188
T-Mobile USA, Inc.
6.46%, 04/28/19	1,200,000	1,204,500
Toll Brothers Finance Corporation
4.00%, 12/31/18Δ	1,000,000	1,027,500
VEREIT Operating Partnership LP REIT
4.13%, 06/01/21	450,000	462,857

Total Corporate Bonds (Cost $12,396,241)		12,460,223

FOREIGN BOND — 0.3%
Bermuda — 0.3%
Viking Cruises, Ltd.
8.50%, 10/15/22 144A (Cost $331,682)	350,000	364,438

LOAN AGREEMENTS — 0.5%
Acrisure LLC Delayed Draw Term B-DD Loan
0.00%, 05/19/22S	17,085	17,341
Floor & Decor Outlets of America, Inc. Term B Loan
5.25%, 09/30/24	318,400	319,992
MacDermid, Inc. Term B-4 Loan
5.00%, 06/07/23	363,175	363,858
SeaWorld Parks & Entertainment, Inc. Term B-2 Loan
3.25%, 05/14/20	236	234

Total Loan Agreements (Cost $695,748)		701,425

	Shares
MONEY MARKET FUNDS — 68.9%
GuideStone Money Market Fund (Investor Class)¥	94,225,340	94,225,340
Northern Institutional Liquid Assets Portfolio§	23,675	23,675

Total Money Market Funds (Cost $94,249,015)		94,249,015

TOTAL INVESTMENTS — 78.8% (Cost $107,672,686)		107,775,101
Other Assets in Excess of Liabilities — 21.2%		29,054,700

NET ASSETS — 100.0%		$136,829,801

144	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$12,460,223	$—	$12,460,223	$—
Foreign Bond	364,438	—	364,438	—
Loan Agreements	701,425	—	364,092	337,333
Money Market Funds	94,249,015	94,249,015	—	—

Total Assets — Investments in Securities	$107,775,101	$94,249,015	$13,188,753	$337,333

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2017.

See Notes to Schedules of Investments.	145

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 53.6%
Financial Services — 53.6%
Agree Realty Corporation REITΔ	22,821	$1,094,495
Alexandria Real Estate Equities, Inc. REIT	30,327	3,351,740
American Homes 4 Rent Class A REIT	123,666	2,839,371
Apartment Investment & Management Co. Class A REIT	36,036	1,598,197
AvalonBay Communities, Inc. REIT	36,271	6,659,356
Brandywine Realty Trust REIT	81,280	1,319,174
Brixmor Property Group, Inc. REIT	85,642	1,837,877
Camden Property Trust REIT	35,718	2,873,870
CoreSite Realty Corporation REITΔ	8,129	732,016
Corporate Office Properties Trust REIT	37,244	1,232,776
CubeSmart REIT	103,316	2,682,083
CyrusOne, Inc. REITΔ	20,521	1,056,216
DCT Industrial Trust, Inc. REIT	26,640	1,281,917
DDR Corporation REIT	84,030	1,052,896
DiamondRock Hospitality Co. REIT	113,829	1,269,193
DuPont Fabros Technology, Inc. REIT	26,854	1,331,690
EastGroup Properties, Inc. REIT	13,306	978,390
Empire State Realty Trust, Inc. Class A REIT	101,640	2,097,850
Equinix, Inc. REIT	3,639	1,456,946
Equity LifeStyle Properties, Inc. REIT	13,864	1,068,360
Essex Property Trust, Inc. REIT	18,546	4,293,955
Extra Space Storage, Inc. REIT	9,710	722,327
Federal Realty Investment Trust REIT	12,400	1,655,400
Four Corners Property Trust, Inc. REIT	40,681	928,747
GGP, Inc. REIT	241,902	5,607,288
HCP, Inc. REIT	157,270	4,919,406
Healthcare Trust of America, Inc. Class A REIT	64,031	2,014,415
Host Hotels & Resorts, Inc. REIT	118,091	2,203,578
Hudson Pacific Properties, Inc. REIT	76,912	2,664,232
Invitation Homes, Inc. REIT*	46,836	1,022,430
Kilroy Realty Corporation REIT	12,570	906,046
Kimco Realty Corporation REIT	82,524	1,822,955
LaSalle Hotel Properties REITΔ	31,107	900,548
Lexington Realty Trust REIT	133,077	1,328,108
Mid-America Apartment Communities, Inc. REIT	17,649	1,795,609
National Retail Properties, Inc. REIT	18,590	810,896
New York REIT, Inc.Δ	114,811	1,112,519
Park Hotels & Resorts, Inc. REIT	28,119	721,815
Pebblebrook Hotel Trust REITΔ	46,133	1,347,545
Pennsylvania Real Estate Investment Trust REITΔ	89,876	1,360,723
Physicians Realty Trust REIT	54,933	1,091,519
Piedmont Office Realty Trust, Inc. Class A REITΔ	44,233	945,702
Prologis, Inc. REITΔ	123,290	6,396,285
Public Storage REIT	21,542	4,715,759
Retail Properties of America, Inc. Class A REIT	154,705	2,230,846
Rexford Industrial Realty, Inc. REIT	67,473	1,519,492
Sabra Health Care REIT, Inc.	34,049	950,989
Simon Property Group, Inc. REIT	39,952	6,872,943
Spirit Realty Capital, Inc. REIT	128,000	1,296,640
STORE Capital Corporation REIT	82,691	1,974,661
Sunstone Hotel Investors, Inc. REIT	126,451	1,938,494
Urban Edge Properties REITΔ	58,800	1,546,440
VEREIT, Inc. REIT	199,924	1,697,355
Vornado Realty Trust REIT	58,911	5,909,362
Welltower, Inc. REIT	100,162	7,093,473

		122,132,915

Total Common Stocks (Cost $123,471,629)		122,132,915

FOREIGN COMMON STOCKS — 43.9%
Australia — 6.0%
Charter Hall Retail REIT	40,694	134,932
Dexus Property Group REIT	37,492	279,851
Goodman Group REIT	349,706	2,067,937
GPT Group (The) REIT	611,441	2,405,776
Ingenia Communities Group REIT	161,185	333,724
Investa Office Fund REIT	136,616	495,779
Mirvac Group REIT	1,056,642	1,767,931
Scentre Group REIT	951,288	3,117,904
Vicinity Centres REIT	470,390	1,017,040
Viva Energy REIT	88,120	160,230
Westfield Corporation REIT	283,387	1,922,588

		13,703,692

Austria — 0.7%
BUWOG AG*	65,318	1,647,966

Belgium — 0.3%
Aedifica SA REIT	3,016	227,186
Warehouses De Pauw CVA REIT	3,615	336,595

		563,781

Canada — 2.1%
Allied Properties Real Estate Investment Trust REIT	32,974	894,862
Chartwell Retirement Residences	117,313	1,375,275
First Capital Realty, Inc.	170,450	2,567,292

		4,837,429

France — 3.4%
Gecina SA REIT	13,360	1,812,917
ICADE REIT	5,093	373,154
Klepierre REITΔ	57,131	2,222,147
Unibail-Rodamco SE REIT	13,973	3,266,001

		7,674,219

Germany — 2.5%
alstria office REIT-AG*	49,974	611,494

146	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Deutsche Wohnen AG	47,342	$1,558,824
LEG Immobilien AGΔ*	11,492	942,036
TLG Immobilien AG	28,757	560,335
Vonovia SE	58,206	2,050,976

		5,723,665

Hong Kong — 6.9%
Cheung Kong Property Holdings, Ltd.	418,308	2,817,786
Hang Lung Properties, Ltd.	617,560	1,605,187
Hopewell Holdings, Ltd.	123,000	462,150
Hysan Development Co., Ltd.	129,000	585,119
Link REIT	431,192	3,021,090
Sino Land Co., Ltd.	373,352	654,321
Sun Hung Kai Properties, Ltd.	310,440	4,561,828
Swire Properties, Ltd.	471,182	1,509,674
Wharf Holdings, Ltd. (The)	56,139	481,821

		15,698,976

Ireland — 0.7%
Green REIT PLC	294,212	426,858
Hibernia REIT PLC	761,834	1,011,845

		1,438,703

Italy — 0.1%
COIMA RES SpA REIT 144A*	17,677	138,228

Japan — 10.5%
Activia Properties, Inc. REIT	131	624,818
Advance Residence Investment Corporation REITΔ	310	847,885
Daibiru Corporation	55,600	488,429
Frontier Real Estate Investment Corporation REITΔ	174	790,838
Global One Real Estate Investment Corporation REITΔ	250	882,511
Hulic REIT, Inc.	311	515,680
Invesco Office J-REIT, Inc.	442	395,430
Japan Hotel REIT Investment Corporation	510	352,277
Japan Logistics Fund, Inc. REIT	499	1,073,928
Japan Real Estate Investment Corporation REIT	233	1,234,797
Japan Retail Fund Investment Corporation REIT	796	1,561,541
Kenedix Office Investment Corporation REIT	59	347,651
Mitsubishi Estate Co., Ltd.	245,415	4,474,916
Mitsui Fudosan Co., Ltd.	217,141	4,630,313
Mori Hills REIT Investment CorporationΔ	694	930,071
Mori Trust Hotel REIT, Inc.Δ	122	167,883
Mori Trust Sogo REIT, Inc.	694	1,073,446
Nippon Accommodations Fund, Inc. REIT	98	425,609
Nippon Building Fund, Inc. REIT	129	705,659
Nippon Prologis, Inc. REIT	322	697,913
NTT Urban Development Corporation	99,300	861,617
Sekisui House SI Residential Investment Corporation REIT	409	453,342
Sumitomo Realty & Development Co., Ltd.	17,143	444,397

		23,980,951

Luxembourg — 0.2%
ADO Properties SA 144A	14,124	506,570

Netherlands — 0.4%
InterXion Holding NV*	24,581	972,424

Norway — 0.1%
Entra ASA 144A	23,051	251,687

Singapore — 2.4%
CapitaLand Mall Trust REIT	438,269	617,214
CDL Hospitality Trusts REIT	247,000	253,383
City Developments, Ltd.	311,190	2,269,105
Frasers Logistics & Industrial Trust REIT	697,500	491,145
Global Logistic Properties, Ltd.	180,400	358,517
Mapletree Commercial Trust REIT	1,036,907	1,134,123
Mapletree Greater China Commercial Trust REIT	414,600	302,314
UOL Group, Ltd.	6,000	29,896

		5,455,697

Spain — 0.6%
Inmobiliaria Colonial SA	27,665	206,680
Merlin Properties Socimi SA REIT	107,840	1,205,662

		1,412,342

Sweden — 1.4%
Castellum AB	58,892	780,788
D Carnegie & Co. AB*	28,649	331,710
Fabege ABΔ	71,717	1,140,506
Hufvudstaden AB, A Shares	56,772	841,381

		3,094,385

Switzerland — 0.6%
PSP Swiss Property AG	15,545	1,414,593

United Kingdom — 5.0%
Assura PLC REIT	498,242	361,126
Big Yellow Group PLC REIT	43,027	393,801
British Land Co. PLC (The) REIT	246,230	1,881,855
Capital & Counties Properties PLCΔ	77,546	282,339
Derwent London PLC REIT	14,615	514,908
Great Portland Estates PLC REIT	92,690	756,594
Hammerson PLC REIT	178,442	1,276,582
Land Securities Group PLC REIT	129,513	1,718,402
LondonMetric Property PLC REIT	284,342	569,289
Primary Health Properties PLC REIT	330,737	457,889
Safestore Holdings PLC REIT	68,948	327,398
Segro PLC REIT	255,692	1,461,463
Shaftesbury PLC REIT	36,981	423,950
St. Modwen Properties PLC	58,898	239,828
UNITE Group PLC (The) REIT	89,241	711,669

		11,377,093

Total Foreign Common Stocks (Cost $102,756,209)		99,892,401

See Notes to Schedules of Investments.	147

	Shares	Value
RIGHTS — 0.0%
Segro PLC+ (Cost $0)	11,644	$15,172
MONEY MARKET FUNDS — 3.3%
GuideStone Money Market Fund (Investor Class)¥	4,405,187	4,405,187
Northern Institutional Liquid Assets Portfolio§	3,228,461	3,228,461

Total Money Market Funds (Cost $7,633,648)		7,633,648

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 0.60%, 06/22/17Ω‡‡ (Cost $399,467)	$400,000	399,336

TOTAL INVESTMENTS — 101.0% (Cost $234,260,953)		230,073,472
Liabilities in Excess of Other Assets — (1.0)%		(2,288,380)

NET ASSETS — 100.0%		$227,785,092

148	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$122,132,915	$122,132,915	$—	$—
Foreign Common Stocks:
Australia	13,703,692	13,703,692	—	—
Austria	1,647,966	1,647,966	—	—
Belgium	563,781	563,781	—	—
Canada	4,837,429	4,837,429	—	—
France	7,674,219	7,674,219	—	—
Germany	5,723,665	5,723,665	—	—
Hong Kong	15,698,976	15,698,976	—	—
Ireland	1,438,703	1,438,703	—	—
Italy	138,228	138,228	—	—
Japan	23,980,951	23,980,951	—	—
Luxembourg	506,570	506,570	—	—
Netherlands	972,424	972,424	—	—
Norway	251,687	251,687	—	—
Singapore	5,455,697	5,455,697	—	—
Spain	1,412,342	1,412,342	—	—
Sweden	3,094,385	3,094,385	—	—
Switzerland	1,414,593	1,414,593	—	—
United Kingdom	11,377,093	11,377,093	—	—
Money Market Funds	7,633,648	7,633,648	—	—
Rights	15,172	—	—	15,172
U.S. Treasury Obligation	399,336	—	399,336	—

Total Assets — Investments in Securities	$230,073,472	$229,658,964	$399,336	$15,172

Other Financial Instruments***
Futures Contracts	$16,900	$16,900	$—	$—

Total Assets — Other Financial Instruments	$16,900	$16,900	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2017.

See Notes to Schedules of Investments.	149

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 40.4%
Consumer Staples — 0.4%
Archer-Daniels-Midland Co.	15,092	$694,836
Ingredion, Inc.	1,894	228,094

		922,930

Energy — 34.4%
Anadarko Petroleum Corporation	14,659	908,858
Antero Resources CorporationΔ*	314,167	7,166,149
Apache Corporation	9,957	511,690
Cabot Oil & Gas Corporation	324,185	7,751,263
Centennial Resource Development, Inc. Class AΔ*	77,140	1,406,262
Chevron Corporation	49,512	5,316,103
Cimarex Energy Co.	2,493	297,889
Concho Resources, Inc.*	3,831	491,671
ConocoPhillips	32,555	1,623,518
Continental Resources, Inc.*	2,458	111,642
Denbury Resources, Inc.Δ*	1,505,459	3,884,084
Devon Energy Corporation	12,368	515,993
Diamondback Energy, Inc.*	2,322	240,826
EOG Resources, Inc.	15,151	1,477,980
EQT Corporation	4,534	277,027
Exxon Mobil Corporation	108,852	8,926,953
Hess Corporation	7,480	360,611
Laredo Petroleum, Inc.*	758,360	11,072,056
Marathon Oil Corporation	22,237	351,345
Murphy Oil Corporation	4,293	122,737
Newfield Exploration Co.*	5,213	192,412
Noble Energy, Inc.	201,478	6,918,755
Occidental Petroleum Corporation	20,079	1,272,205
Parsley Energy, Inc. Class A*	5,697	185,210
Pioneer Natural Resources Co.	4,458	830,213
Range Resources CorporationΔ	260,662	7,585,264
Southwestern Energy Co.*	12,953	105,826
SRC Energy, Inc.Δ*	680,360	5,742,238

		75,646,780

Financial Services — 0.7%
CDEV PIPE+*	87,802	1,578,381

Materials & Processing — 1.6%
CF Industries Holdings, Inc.	6,119	179,593
FMC Corporation	3,512	244,400
Freeport-McMoRan, Inc.*	33,929	453,291
Monsanto Co.	11,501	1,301,913
Mosaic Co. (The)	8,731	254,771
Newmont Mining Corporation	13,926	459,001
Nucor Corporation	8,355	498,961

		3,391,930

Utilities — 3.3%
Calpine Corporation*	664,175	7,339,134

Total Common Stocks (Cost $94,382,179)		88,879,155

FOREIGN COMMON STOCKS — 52.0%
Australia — 5.0%
Alumina, Ltd.	64,407	88,080
BHP Billiton, Ltd.	84,504	1,552,048
Fortescue Metals Group, Ltd.	40,964	194,977
Iluka Resources, Ltd.	1,220,993	7,108,231
Newcrest Mining, Ltd.	20,168	343,144
Origin Energy, Ltd.	46,134	248,487
Rio Tinto, Ltd.	11,161	515,543
Santos, Ltd.	48,038	139,464
South32, Ltd.	140,076	295,370
Woodside Petroleum, Ltd.	19,949	488,932

		10,974,276

Austria — 0.1%
OMV AG	3,875	152,478
voestalpine AG	2,992	117,780

		270,258

Bermuda — 3.7%
Bunge, Ltd.	3,660	290,092
Kosmos Energy, Ltd.Δ*	1,169,737	7,790,448

		8,080,540

Canada — 26.2%
Agnico Eagle Mines, Ltd.	5,918	251,076
Agrium, Inc.	3,447	328,979
ARC Resources, Ltd.	9,263	132,344
Barrick Gold Corporation	30,694	583,021
Cameco Corporation	10,420	115,338
Canadian Natural Resources, Ltd.	28,922	946,922
Cenovus Energy Inc	21,869	247,493
Crescent Point Energy Corporation	14,219	153,647
Eldorado Gold Corporation	18,849	64,491
Encana Corporation	25,540	299,217
First Quantum Minerals, Ltd.Δ	1,255,130	13,336,081
Franco-Nevada Corporation	4,715	308,885
Goldcorp, Inc.	22,442	327,386
Hudbay Minerals, Inc.	188,301	1,237,546
Husky Energy Inc*	9,271	104,642
Imperial Oil, Ltd.	7,739	235,804
Kinross Gold Corporation*	32,653	115,158
Peyto Exploration & Development CorporationΔ	341,007	7,013,228
Potash Corporation of Saskatchewan	22,050	376,716
Prairiesky Royalty, Ltd.	5,421	114,384
Seven Generations Energy Ltd, Class A*	6,348	115,995
Silver Wheaton Corporation	11,564	240,958
Suncor Energy, Inc.	43,700	1,341,708
Teck Resources, Ltd. Class B	14,930	326,476
Tourmaline Oil Corporation*	324,671	7,238,783
Turquoise Hill Resources, Ltd.*	4,864,872	14,934,708
Vermilion Energy, Inc.	3,014	113,026
West Fraser Timber Co., Ltd	1,771	74,071
Whitecap Resources, Inc.Δ	903,363	7,030,723
Yamana Gold, Inc.	24,897	68,709

		57,777,515

Chile — 5.1%
Sociedad Quimica y Minera de Chile SA ADR	327,655	11,261,502

Finland — 0.2%
Stora Enso OYJ, R Shares	14,495	171,334
UPM-Kymmene OYJ	14,043	329,884

		501,218

France — 1.4%
TOTAL SA	58,870	2,977,790

150	See Notes to Schedules of Investments.

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Germany — 0.2%
K+S AG	5,036	$117,065
thyssenKrupp AG	9,679	237,075

		354,140

Israel — 0.0%
Israel Chemicals, Ltd.	13,431	57,098

Italy — 0.5%
Eni SpA	66,934	1,096,073

Japan — 0.7%
Hitachi Metals, Ltd.	5,600	78,570
Inpex Corporation	25,000	245,778
JFE Holdings, Inc.	13,700	234,855
Kobe Steel, Ltd.*	8,100	73,921
Maruichi Steel Tube, Ltd.	1,500	42,644
Mitsubishi Materials Corporation	2,900	87,784
Nippon Steel & Sumitomo Metal Corporation	21,300	490,744
Oji Holdings Corporation	21,000	98,275
Sumitomo Metal Mining Co., Ltd.	13,000	184,905

		1,537,476

Jersey — 0.7%
Glencore PLC*	321,934	1,263,091
Randgold Resources, Ltd.	2,465	215,106

		1,478,197

Luxembourg — 0.2%
ArcelorMittal*	48,398	407,163

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	185,800	51,137

Norway — 0.4%
Norsk Hydro ASA	35,385	205,480
Statoil ASA	29,749	508,278
Yara International ASA	4,673	179,928

		893,686

Papua New Guinea — 0.1%
Oil Search, Ltd.	36,058	198,899

Portugal — 0.1%
Galp Energia SGPS SA	13,189	200,147

Singapore — 0.1%
Wilmar International, Ltd.	50,500	127,437

Spain — 0.2%
Repsol SA	29,683	458,364

Sweden — 0.1%
Boliden AB	7,196	214,419
Lundin Petroleum AB*	4,926	99,942

		314,361

Switzerland — 0.5%
Syngenta AG	2,436	1,075,182

United Kingdom — 6.5%
Anglo American PLC*	36,895	563,722
Antofagasta PLC	10,376	108,485
BHP Billiton PLC	55,572	859,185
BP PLC	496,291	2,845,053
Fresnillo PLC	5,817	113,403
Mondi PLC	9,663	233,297
Ophir Energy PLC*	2,402,838	2,596,564
Rio Tinto PLC	32,550	1,308,892
Royal Dutch Shell PLC, A Shares	114,419	3,004,725
Royal Dutch Shell PLC, B Shares	98,549	2,697,240

		14,330,566

Total Foreign Common Stocks (Cost $105,955,368)		114,423,025

	Par
U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bill 0.53%, 05/04/17Ω‡‡ (Cost $1,499,175)	$1,500,000	1,499,182

	Shares
MONEY MARKET FUNDS — 8.8%
GuideStone Money Market Fund (Investor Class)¥	13,337,486	13,337,486
Northern Institutional Liquid Assets Portfolio§	6,155,698	6,155,698

Total Money Market Funds (Cost $19,493,184)		19,493,184

TOTAL INVESTMENTS — 101.9% (Cost $221,329,906)		224,294,546
Liabilities in Excess of Other Assets — (1.9)%		(4,098,800)

NET ASSETS — 100.0%		$220,195,746

See Notes to Schedules of Investments.	151

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$88,879,155	$87,300,774	$1,578,381	$—
Foreign Common Stocks:
Australia	10,974,276	10,974,276	—	—
Austria	270,258	270,258	—	—
Bermuda	8,080,540	8,080,540	—	—
Canada	57,777,515	57,777,515	—	—
Chile	11,261,502	11,261,502	—	—
Finland	501,218	501,218	—	—
France	2,977,790	2,977,790	—	—
Germany	354,140	354,140	—	—
Israel	57,098	57,098	—	—
Italy	1,096,073	1,096,073	—	—
Japan	1,537,476	1,537,476	—	—
Jersey	1,478,197	1,478,197	—	—
Luxembourg	407,163	407,163	—	—
Mauritius	51,137	51,137	—	—
Norway	893,686	893,686	—	—
Papua New Guinea	198,899	198,899	—	—
Portugal	200,147	200,147	—	—
Singapore	127,437	127,437	—	—
Spain	458,364	458,364	—	—
Sweden	314,361	314,361	—	—
Switzerland	1,075,182	1,075,182	—	—
United Kingdom	14,330,566	14,330,566	—	—
Money Market Funds	19,493,184	19,493,184	—	—
U.S. Treasury Obligation	1,499,182	—	1,499,182	—

Total Assets — Investments in Securities	$224,294,546	$221,216,983	$3,077,563	$—

Other Financial Instruments***
Futures Contracts	$235,803	$235,803	$—	$—

Total Assets — Other Financial Instruments	$235,803	$235,803	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments (such as futures contracts), which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Financial Futures Contracts” disclosure in the Notes to Schedules of Investments.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2017.

152	See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The valuation committee is comprised of individuals from GuideStone Capital Management (“GSCM” or “Adviser”) and BNY Mellon Investment Servicing (US) Inc. who previously have been identified to the Board of Trustees of GuideStone Funds (the “Trust”) (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Over time, the MyDestination 2005 Fund (“2005 Fund”) changed its asset allocation following its predetermined glide path and its allocations are now substantially similar to those of the Conservative Allocation Fund. As described in the Prospectus, the assets of the 2005 Fund transferred to the Conservative Allocation Fund approximately 12 years after 2005 through a merger with the Conservative Allocation Fund. Legal expenses incurred as a result of the merger were deemed to be extraordinary expenses due to the unusual nature and infrequency of occurrence. The Board approved the reorganization of the 2005 Fund into the Conservative Allocation Fund (the “Reorganization”), effective on February 10, 2017.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the

Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Target Date and Asset Allocation Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing NAV each business day.

Derivative financial instruments such as financial futures contracts and written and purchased put and call options for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost which approximates fair value.

Derivative financial instruments such as forward foreign exchange contracts and swap agreements that are valued based on pricing models using inputs observed on actively quoted markets or observable correlated market inputs.

Securities for which there is a short or temporary lapse in the provision of a price by the regular pricing source which is an Approved Pricing Service.

Level 3	–	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities, private placements and derivative financial instruments where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities, and derivative financial instruments that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. The Select Funds (with the exception of the Money Market Fund) may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures which may result in transfers into or out of an assigned level within the disclosure hierarchy. Such transfers between levels due to the periodic use of fair value procedures are not included in the disclosure of transfers between levels included with the Valuation Hierarchy of each respective Fund.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and International Financial Reporting Standards (“IFRS”),” management has not presented quantitative disclosures for the securities which are advisor priced or valued by the valuation committee as there have been no adjustments to prices received from third parties as of March 31, 2017.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

a. Fixed Income Securities

The Fixed Income Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities.”

The Low-Duration Bond Fund and Medium-Duration Bond Fund may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. At March 31, 2017, there were no mortgage-backed TBA dollar roll transactions.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Fixed Income Funds, the Small Cap Equity Fund and the Flexible Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

The Fixed Income Funds, the Small Cap Equity Fund and the Flexible Income Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower.

Fund	Security Name	Unfunded Commitment
Flexible Income	Acrisure LLC	17,085

d. PIPEs

The Global Natural Resources Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPEs involve the purchase of securities directly from a publicly traded company by a Fund. PIPEs are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly. The CDEV PIPE security was priced by applying a 10% illiquidity discount to the traded price of CDEV (NASDAQ), with the illiquidity discount being amortized over the period from December 28, 2016 to April 15, 2017, which is the latest estimated date that the subadviser expects SEC registration of the CDEV PIPE security.

e. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

f. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

g. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Target Date Funds, Asset Allocation Funds, Fixed Income Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund was involved in dollar roll transactions with U.S. Treasury Securities throughout the year. At March 31, 2017, the Low-Duration Bond Fund was involved in a dollar roll transaction with a U.S. Treasury Note for the net amount of $(7,283,458). The Low-Duration Bond Fund and Medium-Duration Bond Fund had no other dollar roll transactions at March 31, 2017. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets. At March 31, 2017, the value of securities sold short in the Low-Duration Bond Fund and International Equity Funds amounted to $7,283,458 and $70,629,083, respectively.

h. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

i. Synthetic Convertible Instruments

The Defensive Market Strategies Fund invests in synthetic convertible instruments. Synthetic convertible instruments are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Fixed Income Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Fixed Income Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Fixed Income Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended March 31, 2017, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

CDS agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS swaps on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Centrally Cleared Swap Agreements — Centrally Cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows. At March 31, 2017, there were no cross-currency swap agreements.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets. At March 31, 2017, there were no variance swap agreements.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Schedules of Investments.

As of March 31, 2017, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $46,634,000 and $8,650,000, respectively, and the sellers (“providing protection”) on a total notional amount of $0 and $16,509,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event was to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond Fund
Fair value of written credit derivatives	$15,524	$4,623	$667,169	$—	$687,316
Maximum potential amount of future payments	1,400,000	1,000,000	14,109,000	—	16,509,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At March 31, 2017, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$1,000,000	$900,000	$500,000	$—	$5,100,000	$7,500,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	9,009,000	—	—	9,009,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$1,000,000	$900,000	$9,509,000	$—	$5,100,000	$16,509,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 03/31/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$54,246	$17,840	$—	$—	$36,406

MyDestination 2025
Futures	$74,180	$8,891	$—	$—	$65,289

MyDestination 2035
Futures	$79,230	$7,185	$—	$—	$72,045

MyDestination 2045
Futures	$64,451	$4,639	$—	$—	$59,812

Conservative Allocation
Futures	$19,609	$8,413	$—	$—	$11,196

Balanced Allocation
Futures	$155,447	$32,405	$—	$—	$123,042

Growth Allocation
Futures	$153,483	$12,553	$—	$—	$140,930

Aggressive Allocation
Futures	$139,250	$—	$—	$—	$139,250

Low-Duration Bond
Forwards	$823,807	$—	$823,807	$—	$—
Futures	337,115	337,115	—	—	—
Purchased Options	45,564	45,564	—	—	—
Swaps	205,479	205,479	—	—	—

Totals	$1,411,965	$588,158	$823,807	$—	$—

Medium-Duration Bond
Forwards	$1,995,216	$—	$1,995,216	$—	$—
Futures	1,051,900	1,051,900	—	—	—
Purchased Options	2,171,563	2,117,597	53,966	—	—
Swaps	482,838	196,087	—	286,751	—

Totals	$5,701,517	$3,365,584	$2,049,182	$286,751	$—

Global Bond Fund
Forwards	$564,474	$—	$564,474	$—	$—
Futures	83,787	83,787	—	—	—

Totals	$648,261	$83,787	$564,474	$—	$—

Defensive Market Strategies
Forwards	$162,811	$—	$162,811	$—	$—

Small Cap Equity
Futures	$256,166	$—	$—	$—	$256,166

International Equity Index
Futures	$86,702	$—	$—	$—	$86,702

	Asset Derivative Value
Fund	Total Value at 03/31/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$1,664,821	$—	$1,664,821	$—	$—
Futures	1,604,792	—	—	—	1,604,792

Totals	$3,269,613	$—	$1,664,821	$—	$1,604,792

Emerging Markets Equity
Forwards	$737,186	$—	$737,186	$—	$—
Futures	942,261	—	—	—	942,261
Swaps	2,074	—	—	—	2,074

Totals	$1,681,521	$—	$737,186	$—	$944,335

Inflation Protected Bond
Forwards	$132,117	$—	$132,117	$—	$—
Futures	64,946	64,946	—	—	—
Purchased Options	208,252	129,187	79,065	—	—

Totals	$405,315	$194,133	$211,182	$—	$—

Real Estate Securities
Futures	$16,900	$—	$—	$—	$16,900

Global Natural
Resources Equity
Futures	$248,200	$—	$98,424	$—	$149,776

	Liability Derivative Value
Fund	Total Value at 03/31/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$9,063	$—	$—	$—	$9,063

MyDestination 2025
Futures	$2,088	$—	$—	$—	$2,088

MyDestination 2035
Futures	$9,043	$—	$—	$—	$9,043

MyDestination 2045
Futures	$8,239	$—	$—	$—	$8,239

MyDestination 2055
Futures	$2,412	$—	$—	$—	$2,412

Conservative Allocation
Futures	$1,407	$—	$—	$—	$1,407

Balanced Allocation
Futures	$15,516	$—	$—	$—	$15,516

Growth Allocation
Futures	$19,090	$—	$—	$—	$19,090

Aggressive Allocation
Futures	$17,081	$—	$—	$—	$17,081

	Liability Derivative Value
Fund	Total Value at 03/31/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$509,458	$—	$509,458	$—	$—
Futures	300,406	300,406	—	—	—
Swaps	581,735	391,176	—	190,559	—
Written Options	45,917	45,917	—	—	—

Totals	$1,437,516	$737,499	$509,458	$190,559	$—

Medium-Duration Bond
Forwards	$2,147,954	$—	$2,147,954	$—	$—
Futures	863,109	863,109	—	—	—
Swaps	1,217,834	1,001,514	—	216,320	—
Written Options	2,512,507	2,443,022	69,485	—	—

Totals	$6,741,404	$4,307,645	$2,217,439	$216,320	$—

Global Bond Fund
Forwards	$231,786	$—	$231,786	$—	$—
Futures	112,479	112,479	—	—	—

Totals	$344,265	$112,479	$231,786	$—	$—

Defensive Market Strategies
Written Options	$351,855	—	—	—	$351,855

Equity Index
Futures	$73,380	$—	$—	$—	$73,380

Value Equity
Futures	$70,086	$—	$—	$—	$70,086

Growth Equity
Futures	$45,906	$—	$—	$—	$45,906

International Equity
Forwards	$1,689,018	$—	$1,689,018	$—	$—
Futures	1,857,552	—	—	—	1,857,552
Swaps	543,834	—	—	—	543,834

Totals	$4,090,404	$—	$1,689,018	$—	$2,401,386

Emerging Markets Equity
Forwards	$532,448	$—	$532,448	$—	$—
Futures	284,399	—	—	—	284,399
Swaps	51,628	—	—	—	51,628

Totals	$868,475	$—	$532,448	$—	$336,027

Inflation Protected Bond
Forwards	$66,251	$—	$66,251	$—	$—
Futures	132,073	132,073	—	—	—
Written Options	46,759	7,187	39,572	—	—

Totals	$245,083	$139,260	$105,823	$—	$—

Global Natural
Resources Equity
Futures	$12,397	$—	$—	$—	$12,397

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended March 31, 2017. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts(1)	Financial Futures Contracts(2)	Purchased Option Contracts(3)	Swap Contracts(4)
MyDestination 2015	—	7,493,938	—	—
MyDestination 2025	—	13,501,604	—	—
MyDestination 2035	—	10,867,286	—	—
MyDestination 2045	—	8,065,990	—	—
MyDestination 2055	—	1,266,810	—	—
Conservative Allocation	—	7,619,407	—	—
Balanced Allocation	—	31,404,473	—	—
Growth Allocation	—	23,897,108	—	—
Aggressive Allocation	—	18,074,655	—	—
Low-Duration Bond	585,427,775	377,699,411	59,316	92,550,000
Medium-Duration Bond	12,130,138,083	566,521,603	1,646,542	4,586,177,000
Global Bond	38,397,362	49,425,587	82,904	—
Defensive Market Strategies	17,557,466	6,876,315	—	—
Equity Index	—	27,823,140	—	—
Value Equity	—	35,517,915	—	—
Growth Equity	—	55,644,870	—	—
Small Cap Equity	—	23,346,895	—	—
International Equity Index	—	6,930,490	—	—
International Equity	945,082,000	162,015,247	—	56,496,718
Emerging Markets Equity	20,943,960,000	36,888,117	—	(27,888)
Inflation Protected Bond	444,531,566	13,349,570	137,259	—
Real Estate Securities	—	5,308,905	—	—
Global Natural Resources Equity	—	16,590,949	—	—
	Short Derivative Volume
	Forward Foreign Currency Contracts(1)	Financial Futures Contracts(2)	Written Option Contracts(5)	Swap Contracts(4)
Low-Duration Bond	23,384,253	136,179,970	122,447	342,601,500
Medium-Duration Bond	122,802,129	389,418,114	1,837,606	176,142,500
Global Bond	38,366,863	31,452,122	8,347	—
Defensive Market Strategies	87,977	—	734,275	—
International Equity	170,701,891	61,102,317	—	67,325,838
Emerging Markets Equity	52,137,227	6,965,300	—	21,537,444
Inflation Protected Bond	7,436,373	61,464,148	69,988	—

(1)	Calculated based on the amount of currency purchased/sold, in its base currency, as presented in the section entitled “Forward Foreign Currency Contracts.”
(2)	Calculated based on the notional market value of the contracts, in their base currency, as presented in the section entitled “Financial Futures Contracts.”
(3)	Calculated based on the cost of purchased options as as presented in the Schedules of Investments for the applicable Funds.
(4)	Calculated based on the notional amount of the contracts, in their base currency, as presented in the Schedules of Investments for the applicable Funds.
(5)	Calculated based on the premiums received for written options as as presented in the Schedules of Investments for the applicable Funds.

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At March 31, 2017, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$62,775,276	$47,752,603	$16,470,636	$64,223,239
Medium-Duration Bond	36,263,959	27,329,755	9,951,746	37,281,501
Extended-Duration Bond	8,239,245	41,526,783	1,549,149	43,075,932
Global Bond	33,142,050	12,867,967	21,297,388	34,165,355
Defensive Market Strategies	30,690,907	19,294,617	24,069,061	43,363,678
Equity Index	34,827,504	34,299,448	1,406,179	35,705,627
Value Equity	3,748,489	65,109,086	23,587,964	88,697,050
Growth Equity	216,814,799	215,177,831	7,488,725	222,666,556
Small Cap Equity	115,341,286	79,573,891	41,029,907	120,603,798
International Equity Index	4,885,026	3,691,758	1,526,421	5,218,179
International Equity	83,008,472	61,610,881	25,134,094	86,744,975
Emerging Markets Equity	20,429,141	17,199,460	4,040,925	21,240,385
Flexible Income	73,943	52,773	23,675	76,448
Real Estate Securities	13,167,140	10,531,279	3,228,461	13,759,740
Global Natural Resources Equity	36,556,764	34,258,294	6,155,698	40,413,992

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

4. FINANCIAL FUTURES CONTRACTS

Investments as of March 31, 2017, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2015 Fund
MSCI EAFE Index E-Mini	06/2017	19	$1,692,900	GSC	$26,881
MSCI Emerging Markets E-Mini	06/2017	5	240,350	GSC	9,525
S&P 500® E-Mini	06/2017	28	3,302,880	GSC	(9,063)
10-Year U.S. Treasury Note	06/2017	26	3,238,625	GSC	17,840

			$8,474,755		$45,183

MyDestination 2025 Fund
MSCI EAFE Index E-Mini	06/2017	33	$2,940,300	GSC	$39,291
MSCI Emerging Markets E-Mini	06/2017	22	1,057,540	GSC	25,998
S&P 500® E-Mini	06/2017	48	5,662,080	GSC	(2,088)
10-Year U.S. Treasury Note	06/2017	31	3,861,438	GSC	8,891

			$13,521,358		$72,092

MyDestination 2035 Fund
MSCI EAFE Index E-Mini	06/2017	31	$2,762,100	GSC	$44,544
MSCI Emerging Markets E-Mini	06/2017	15	721,050	GSC	27,501
S&P 500® E-Mini	06/2017	45	5,308,200	GSC	(9,043)
10-Year U.S. Treasury Note	06/2017	15	1,868,438	GSC	7,185

			$10,659,788		$70,187

MyDestination 2045 Fund
MSCI EAFE Index E-Mini	06/2017	25	$2,227,500	GSC	$35,956
MSCI Emerging Markets E-Mini	06/2017	13	624,910	GSC	23,856
S&P 500® E-Mini	06/2017	41	4,836,360	GSC	(8,239)
10-Year U.S. Treasury Note	06/2017	4	498,250	GSC	4,639

			$8,187,020		$56,212

MyDestination 2055 Fund
S&P 500® E-Mini	06/2017	12	$1,415,520	GSC	$(2,412)

Conservative Allocation Fund
MSCI EAFE Index E-Mini	06/2017	8	$712,800	GSC	$11,196
S&P 500® E-Mini	06/2017	7	825,720	GSC	(1,407)
2-Year U.S. Treasury Note	07/2017	25	5,411,328	GSC	8,413

			$6,949,848		$18,202

Balanced Allocation Fund
MSCI EAFE Index E-Mini	06/2017	66	$5,880,600	GSC	$81,340
MSCI Emerging Markets E-Mini	06/2017	30	1,442,100	GSC	41,702
S&P 500® E-Mini	06/2017	94	11,088,240	GSC	(15,516)
10-Year U.S. Treasury Note	06/2017	51	6,352,688	GSC	13,854
Long U.S. Treasury Bond	06/2017	22	3,318,563	GSC	12,645
5-Year U.S. Treasury Note	07/2017	53	6,239,508	GSC	5,906

			$34,321,699		$139,931

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Growth Allocation Fund
MSCI EAFE Index E-Mini	06/2017	67	$5,969,700	GSC	$95,774
MSCI Emerging Markets E-Mini	06/2017	23	1,105,610	GSC	45,156
S&P 500® E-Mini	06/2017	95	11,206,200	GSC	(19,090)
10-Year U.S. Treasury Note	06/2017	17	2,117,563	GSC	5,672
Long U.S. Treasury Bond	06/2017	7	1,055,906	GSC	4,970
5-Year U.S. Treasury Note	07/2017	13	1,530,445	GSC	1,911

			$22,985,424		$134,393

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	06/2017	59	$5,256,900	GSC	$84,894
MSCI Emerging Markets E-Mini	06/2017	30	1,442,100	GSC	54,356
S&P 500® E-Mini	06/2017	85	10,026,600	GSC	(17,081)

			$16,725,600		$122,169

Low-Duration Bond Fund
3-Year Australia Treasury Bond	06/2017	192	$44,298,896	GSC	$85,475
10-Year U.S. Treasury Note	06/2017	(70)	(8,719,375)	UBS	(3,380)
10-Year U.S. Ultra Note	06/2017	(37)	(4,953,953)	UBS	(42,427)
Long U.S. Treasury Bond	06/2017	(1)	(150,844)	UBS	708
Ultra Long U.S. Treasury Bond	06/2017	(9)	(1,445,625)	UBS	(5,117)
2-Year U.S. Treasury Note	07/2017	478	103,464,594	UBS	72,668
2-Year U.S. Treasury Note	07/2017	441	95,455,829	CITI	123,163
2-Year U.S. Treasury Note	07/2017	100	21,645,313	JPM	18,750
5-Year U.S. Treasury Note	07/2017	(35)	(4,120,430)	JPM	(7,344)
5-Year U.S. Treasury Note	07/2017	(190)	(22,368,047)	CITI	(40,245)
5-Year U.S. Treasury Note	07/2017	(340)	(40,027,031)	UBS	(167,505)
90-Day Euro	12/2017	113	27,682,175	UBS	1,247
90-Day Euro	03/2018	453	111,375,713	CITI	34,863
3-Month Sterling	12/2018	(396)	(61,615,282)	CITI	(34,388)
90-Day Euro	12/2019	(113)	(27,596,013)	UBS	241

			$232,925,920		$36,709

Medium-Duration Bond Fund
90-Day Euro	04/2017	258	$63,746,963	CITI	$38,437
Euro-Bund	06/2017	(48)	(8,265,762)	CITI	(30,715)
Euro-Bund	06/2017	(157)	(27,035,930)	GSC	(94,368)
Euro-OATS	06/2017	(15)	(2,352,941)	CITI	(31,879)
Euro-OATS	06/2017	(30)	(4,705,882)	GSC	2,960
FTSE Bursa Malaysia KLCI	06/2017	97	13,523,790	GSC	47,633
90-Day Euro	06/2017	665	164,105,375	CITI	47,993
10-Year Japanese Bond	06/2017	(9)	(12,148,747)	GSC	(14,975)
Euro	06/2017	(8)	(1,072,200)	GSC	(11,476)
10-Year U.S. Treasury Note	06/2017	63	7,847,438	CITI	22,372
10-Year U.S. Treasury Note	06/2017	(652)	(81,214,750)	GSC	(280,592)
10-Year U.S. Ultra Note	06/2017	(2)	(267,781)	CITI	(1,173)
10-Year U.S. Ultra Note	06/2017	(59)	(7,899,547)	GSC	(32,259)
Long U.S. Treasury Bond	06/2017	84	12,670,875	CITI	54,413
Long U.S. Treasury Bond	06/2017	(140)	(21,118,125)	GSC	(129,525)
Ultra Long U.S. Treasury Bond	06/2017	211	33,891,875	CITI	188,842
Ultra Long U.S. Treasury Bond	06/2017	34	5,461,250	GSC	69,510
2-Year U.S. Treasury Note	07/2017	117	25,325,016	CITI	36,035

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
2-Year U.S. Treasury Note	07/2017	93	$20,130,141	GSC	$4,749
5-Year U.S. Treasury Note	07/2017	1,209	142,331,415	GSC	264,656
5-Year U.S. Treasury Note	07/2017	1,112	130,911,938	CITI	186,561
5-Year U.S. Treasury Note	07/2017	(114)	(13,420,828)	CITI	(20,446)
90-Day Euro	12/2017	157	38,461,075	GSC	38,640
90-Day Euro	06/2018	(72)	(17,679,600)	UBS	49,099
90-Day Euro	06/2019	(538)	(131,594,800)	CITI	(133,691)
90-Day Euro	12/2019	(157)	(38,341,363)	GSC	(42,060)
90-Day Euro	12/2019	(205)	(50,063,563)	CITI	(39,950)

			$241,225,332		$188,791

Global Bond Fund
Euro-Buxl®	06/2017	(3)	$(539,461)	GSC	$(2,886)
FTSE Bursa Malaysia KLCI	06/2017	51	7,110,446	GSC	24,970
10-Year U.S. Treasury Note	06/2017	(191)	(23,791,438)	GSC	(63,709)
Long U.S. Treasury Bond	06/2017	(25)	(3,771,094)	GSC	(12,519)
Ultra Long U.S. Treasury Bond	06/2017	(32)	(5,140,000)	GSC	(33,365)
5-Year U.S. Treasury Note	07/2017	418	49,209,703	GSC	58,817

			$23,078,156		$(28,692)

Equity Index Fund
S&P 500® E-Mini	06/2017	267	$31,495,320	GSC	$(73,380)

Value Equity Fund
S&P 500® E-Mini	06/2017	315	$37,157,400	GSC	$(70,086)

Growth Equity Fund
S&P 500® E-Mini	06/2017	479	$56,502,840	GSC	$(45,906)

Small Cap Equity Fund
Russell 2000® IMM-Mini	06/2017	308	$21,319,760	GSC	$256,166

International Equity Index Fund
MSCI EAFE Index E-Mini	06/2017	70	$6,237,000	GSC	$86,702

International Equity Fund
AEX Index	04/2017	(83)	$(9,123,642)	BAR	$(111,992)
CAC40 Index	04/2017	210	11,460,187	BAR	334,782
Hang Seng Index	04/2017	75	11,643,988	BAR	(112,422)
Hang Seng Index	04/2017	33	(55,707)	JPM	(55,707)
Hang Seng Index	04/2017	13	(19,983)	GSC	(19,983)
MSCI Singapore Index	04/2017	63	1,573,367	BAR	10,524
OMX 30 Index	04/2017	(260)	(4,591,017)	BAR	(83,116)
Swiss Market Index Future	04/2017	(388)	(199,967)	JPM	(199,967)
FTSE 100 Index®	06/2017	375	34,182,945	BAR	8,562
MSCI EAFE Index E-Mini	06/2017	346	30,828,600	GSC	497,067
ASX SPI 200 Index	06/2017	(272)	(30,381,530)	BAR	(521,495)
DAX Index	06/2017	93	30,581,074	BAR	753,857
S&P/TSE 60 Index	06/2017	(33)	(4,526,721)	BAR	(15,335)
TOPIX Index®	06/2017	322	43,746,070	BAR	(737,535)

			$115,117,664		$(252,760)

Emerging Markets Equity Fund
BIST 30 Index	05/2017	(28)	$(83,724)	JPM	$1,049
BIST 30 Index	05/2017	(80)	(387)	GSC	387

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Bovespa Index	05/2017	(30)	$(11,960)	GSC	$11,960
FTSE Bursa Malaysia KLCI	05/2017	1	19,732	BAR	(85)
HSCEI Index	05/2017	94	(102,059)	GSC	(102,059)
HSCEI Index	05/2017	75	4,964,293	BAR	(84,860)
MSCI Singapore Index	05/2017	(24)	(599,378)	BAR	(5,135)
MSCI Taiwan Index	05/2017	25	(9,929)	GSC	(9,929)
SGX CNX Nifty Index	05/2017	(233)	(28,329)	GSC	(28,329)
TA-25 Index	05/2017	6	(123)	GSC	(123)
TAIEX	05/2017	39	37,482	GSC	37,482
MSCI Emerging Markets E-Mini	06/2017	467	22,448,690	GSC	630,243
KOSPI 200 Index	06/2017	44	2,770,902	JPM	107,561
KOSPI 200 Index	06/2017	36	2,267,102	BAR	79,030
KOSPI 200 Index	06/2017	30	63,859	GSC	63,859
FTSE/JSE Top 40 Index	07/2017	(107)	(3,650,182)	BAR	(51,101)
Mexican Bolsa IPC Index	07/2017	(4)	(103,810)	JPM	(2,778)
SET50 Index	07/2017	(32)	(184,462)	BAR	262
WIG20 Index	07/2017	(38)	(10,428)	GSC	10,428

			$27,787,289		$657,862

Inflation Protected Bond Fund
Euro-Bund	06/2017	(56)	$(9,643,389)	UBS	$(14,489)
Euro-OATS	06/2017	41	6,431,373	GSC	7,115
Euro-Schatz	06/2017	(110)	(13,171,766)	UBS	4,398
FTSE Bursa Malaysia KLCI	06/2017	28	3,903,774	GSC	481
Short-Term Euro-BTP Futures	06/2017	(233)	(27,901,438)	GSC	(12,017)
10-Year Australian Treasury Bond	06/2017	(6)	(4,385,732)	UBS	(13,084)
10-Year Japanese Bond	06/2017	(4)	(5,399,443)	GSC	(12,857)
10-Year U.S. Treasury Note	06/2017	(18)	(2,242,125)	UBS	(23)
10-Year U.S. Ultra Note	06/2017	(31)	(4,150,609)	UBS	(28,957)
Long U.S. Treasury Bond	06/2017	(7)	(1,055,906)	UBS	6,096
Ultra Long U.S. Treasury Bond	06/2017	(53)	(8,513,125)	UBS	(50,646)
2-Year U.S. Treasury Note	07/2017	(20)	(4,329,063)	UBS	2,020
5-Year U.S. Treasury Note	07/2017	139	16,363,992	UBS	38,794
90-Day Euro	12/2018	(172)	(42,135,700)	UBS	6,042

			$(96,229,157)		$(67,127)

Real Estate Securities Fund
S&P 500® MidCap 400	06/2017	28	$4,810,960	GSC	$16,900

Global Natural Resources Equity Fund
E-mini Energy Select Sector	06/2017	125	$8,745,000	GSC	$149,776
FTSE 100 Index®	06/2017	30	2,734,636	GSC	(4,116)
S&P 500® E-Mini	06/2017	2	235,920	GSC	(1,264)
S&P/TSE 60 Index	06/2017	24	3,292,161	GSC	(7,017)
British Pound	06/2017	35	2,746,625	GSC	59,432
Canadian Dollar	06/2017	37	2,787,210	GSC	38,992

			$20,541,552		$235,803

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2017, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
04/03/17	U.S. Dollars	17,323,399	Danish Kroner	120,190,000	BNP	$85,913
04/03/17	U.S. Dollars	4,666,875	Danish Kroner	30,600,000	BNP	278,265
04/03/17	Danish Kroner	2,817,192	U.S. Dollars	408,484	GSC	(4,446)
04/03/17	U.S. Dollars	75,083	Danish Kroner	520,000	HKSB	506
04/04/17	Canadian Dollars	7,196,000	U.S. Dollars	5,396,204	JPM	14,933
04/04/17	U.S. Dollars	5,945,863	Euro	5,595,000	BNP	(23,971)
04/04/17	Australian Dollars	4,291,000	U.S. Dollars	3,281,542	BAR	(3,449)
04/04/17	U.S. Dollars	3,161,157	Australian Dollars	4,131,000	UBS	5,295
04/04/17	U.S. Dollars	3,069,593	Japanese Yen	344,700,000	HKSB	(27,110)
04/04/17	Euro	3,044,000	U.S. Dollars	3,282,954	BNP	(35,023)
04/04/17	U.S. Dollars	3,042,383	Canadian Dollars	3,984,000	GSC	46,380
04/04/17	U.S. Dollars	1,640,879	Canadian Dollars	2,188,000	JPM	(4,516)
04/04/17	Euro	1,375,000	U.S. Dollars	1,453,650	GSC	13,468
04/04/17	Euro	1,176,000	U.S. Dollars	1,250,070	HKSB	4,715
04/04/17	U.S. Dollars	769,332	Canadian Dollars	1,024,000	GSC	(725)
04/04/17	U.S. Dollars	396,758	British Pounds	322,000	UBS	(6,713)
04/04/17	U.S. Dollars	121,172	Australian Dollars	160,000	BNP	(1,059)
04/05/17	U.S. Dollars	921,202	Australian Dollars	1,202,000	CITI	2,955
04/05/17	U.S. Dollars	226,489	British Pounds	182,145	BAR	(1,747)
04/10/17	U.S. Dollars	1,190,908	British Pounds	970,000	HSBC	(24,689)
04/10/17	U.S. Dollars	1,012,079	Euro	956,000	CITIG	(8,251)
04/10/17	Euro	956,000	U.S. Dollars	1,018,299	CITI	2,022
04/17/17	U.S. Dollars	2,356,551	Mexican Pesos	48,436,544	BNP	(223,766)
04/17/17	Mexican Pesos	1,998,000	U.S. Dollars	104,111	JPM	2,326
04/18/17	U.S. Dollars	1,411,323	Euro	1,315,000	BOA	7,339
04/18/17	U.S. Dollars	1,410,761	Japanese Yen	157,400,000	SS	(4,087)
04/18/17	U.S. Dollars	1,407,852	British Pounds	1,122,000	BOA	1,511
05/02/17	U.S. Dollars	5,398,475	Canadian Dollars	7,196,000	JPM	(12,661)
05/02/17	U.S. Dollars	3,287,146	Euro	3,044,000	BNP	35,104
05/02/17	U.S. Dollars	3,279,955	Australian Dollars	4,291,000	BAR	3,497
05/04/17	U.S. Dollars	772,302	Australian Dollars	1,012,000	CITIG	(866)
05/04/17	U.S. Dollars	228,357	British Pounds	183,000	MSCS	(924)
05/15/17	Norwegian Krone	3,585,000	U.S. Dollars	431,328	GSC	(13,601)
05/24/17	U.S. Dollars	6,976,586	Euro	6,582,964	WEST	(63,951)
05/24/17	U.S. Dollars	18,055	Euro	17,036	MSCS	(165)
06/15/17	Norwegian Krone	5,957,241	Australian Dollars	920,000	MSCS	(7,508)
06/15/17	Norwegian Krone	3,038,851	British Pounds	290,000	JPM	(9,811)
06/15/17	New Zealand Dollars	1,020,000	Canadian Dollars	952,442	BNP	(3,364)
06/15/17	New Zealand Dollars	1,008,619	Australian Dollars	920,000	BNP	3,760
06/15/17	Canadian Dollars	958,618	New Zealand Dollars	1,020,000	CITI	8,013
06/15/17	Switzerland Francs	697,627	Euro	650,000	BOA	3,752
06/15/17	U.S. Dollars	686,306	British Pounds	560,000	RBS	(16,626)
06/15/17	British Pounds	560,000	U.S. Dollars	684,915	BNP	18,018
07/03/17	U.S. Dollars	410,412	Danish Kroner	2,817,192	GSC	4,451
07/20/17	U.S. Dollars	2,326,952	Euro	2,035,000	GSC	143,986
01/02/18	U.S. Dollars	15,420,446	Danish Kroner	105,060,000	JPM	115,145

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/02/18	U.S. Dollars	2,584,864	Danish Kroner	17,647,000	JPM	$14,023
01/02/18	Danish Kroner	2,307,000	U.S. Dollars	338,086	GSC	(1,999)

						$314,349

Medium-Duration Bond Fund
04/03/17	U.S. Dollars	5,686,235	Danish Kroner	36,813,115	UBS	$406,548
04/03/17	Danish Kroner	2,800,000	U.S. Dollars	408,699	BNP	(7,127)
04/03/17	U.S. Dollars	419,926	Danish Kroner	2,895,000	GSC	4,729
04/03/17	Danish Kroner	49,115	U.S. Dollars	7,458	HKSB	(414)
04/04/17	British Pounds	9,128,000	U.S. Dollars	11,342,277	GSC	95,246
04/04/17	British Pounds	331,000	U.S. Dollars	404,601	GSC	10,147
04/04/17	U.S. Dollars	7,847,496	British Pounds	6,319,000	UBS	(70,307)
04/04/17	U.S. Dollars	6,501,787	Euro	6,118,119	BNP	(26,213)
04/04/17	U.S. Dollars	3,565,638	British Pounds	2,885,000	HKSB	(49,311)
04/04/17	Euro	3,445,119	U.S. Dollars	3,715,561	BNP	(39,638)
04/04/17	Euro	1,884,000	U.S. Dollars	2,046,418	BNP	(36,200)
04/04/17	Euro	789,000	U.S. Dollars	847,084	JPM	(5,225)
04/04/17	U.S. Dollars	572,490	Brazilian Reals	1,853,492	MSCS	(19,027)
04/04/17	U.S. Dollars	317,101	British Pounds	255,000	BAR	(2,418)
04/04/17	U.S. Dollars	216,921	Canadian Dollars	289,000	JPM	(409)
04/17/17	Mexican Pesos	73,534,000	U.S. Dollars	3,582,580	HKSB	334,731
04/17/17	Mexican Pesos	34,390,000	U.S. Dollars	1,787,721	HKSB	44,306
04/17/17	U.S. Dollars	3,618,141	Mexican Pesos	72,443,000	HKSB	(241,050)
04/20/17	Indonesian Rupiahs	22,179,120,000	U.S. Dollars	1,644,481	CITIC	16,399
04/20/17	Indian Rupees	194,220,000	U.S. Dollars	2,810,302	CITIC	172,344
04/20/17	Mexican Pesos	35,260,000	U.S. Dollars	1,612,549	CITIC	264,955
04/20/17	Indian Rupees	9,281,162	U.S. Dollars	134,861	UBS	7,670
04/20/17	U.S. Dollars	6,970,447	Chinese Yuan Renminbi	48,702,511	BAR	(87,479)
04/20/17	Polish Zloty	6,730,000	U.S. Dollars	1,658,166	CITIC	38,525
04/20/17	U.S. Dollars	5,908,545	Japanese Yen	680,008,523	CITIC	(204,459)
04/20/17	U.S. Dollars	3,922,133	Taiwan Dollars	124,010,000	CITIG	(168,604)
04/20/17	Chinese Yuan Renminbi	3,704,324	U.S. Dollars	538,224	BOA	(1,396)
04/20/17	U.S. Dollars	2,567,058	Euro	2,408,122	CITIC	(4,238)
04/20/17	U.S. Dollars	2,433,222	Chinese Yuan Renminbi	17,080,000	CITIC	(41,997)
04/20/17	Chinese Yuan Renminbi	1,846,187	U.S. Dollars	267,323	BOA	225
04/20/17	Euro	1,835,041	U.S. Dollars	1,958,095	CITIC	1,288
04/20/17	U.S. Dollars	1,730,961	British Pounds	1,379,296	BOA	2,029
04/20/17	U.S. Dollars	1,619,346	Polish Zloty	6,730,000	CITIC	(77,346)
04/20/17	Chinese Yuan Renminbi	1,364,601	U.S. Dollars	197,917	BOA	(161)
04/20/17	U.S. Dollars	941,859	Euro	882,297	BOA	(222)
04/20/17	Euro	882,297	U.S. Dollars	938,645	BOA	3,437
04/20/17	U.S. Dollars	843,216	Euro	792,686	UBS	(3,183)
04/20/17	Euro	792,686	U.S. Dollars	845,991	UBS	407
04/20/17	British Pounds	770,627	U.S. Dollars	942,577	CITIC	23,395
04/20/17	Euro	663,082	U.S. Dollars	705,268	CITIC	2,745
04/20/17	Chinese Yuan Renminbi	453,374	U.S. Dollars	65,498	BOA	205
04/20/17	U.S. Dollars	216,868	Taiwan Dollars	6,830,000	CITIC	(8,434)
04/20/17	U.S. Dollars	209,384	Euro	195,001	JPM	1,170
04/20/17	Euro	195,001	U.S. Dollars	207,388	JPM	827
04/20/17	U.S. Dollars	98,847	Euro	93,001	CITIC	(456)
04/20/17	U.S. Dollars	97,000	Euro	90,001	CITIC	900
05/02/17	U.S. Dollars	11,350,006	British Pounds	9,128,000	GSC	(95,081)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/02/17	U.S. Dollars	3,720,305	Euro	3,445,119	BNP	$39,730
05/11/17	U.S. Dollars	226,415	Euro	212,555	CITIG	(767)
05/11/17	U.S. Dollars	57,565	Euro	53,001	UBS	916
05/11/17	Euro	53,001	U.S. Dollars	56,435	UBS	214
05/12/17	Mexican Pesos	4,487,000	U.S. Dollars	238,413	UBS	(331)
05/12/17	Mexican Pesos	1,650,204	U.S. Dollars	87,013	BAR	547
05/12/17	U.S. Dollars	661,957	Mexican Pesos	12,990,899	MSCS	(27,345)
06/08/17	U.S. Dollars	2,393,298	Mexican Pesos	50,098,902	JPM	(253,662)
06/21/17	Japanese Yen	17,293,815	U.S. Dollars	155,000	CITIG	854
06/21/17	Japanese Yen	17,286,065	U.S. Dollars	155,000	SS	784
06/21/17	Norwegian Krone	691,543	U.S. Dollars	80,702	RBC	(91)
06/21/17	U.S. Dollars	265,768	Australian Dollars	203,000	WEST	202
06/21/17	U.S. Dollars	156,129	Euro	144,000	UBS	1,894
06/21/17	U.S. Dollars	155,000	Canadian Dollars	205,883	RBC	3
06/21/17	U.S. Dollars	148,677	Australian Dollars	113,621	CS	157
06/21/17	Euro	145,000	U.S. Dollars	155,085	HSBC	221
06/21/17	Euro	143,000	U.S. Dollars	154,130	CS	(966)
06/21/17	Euro	138,664	U.S. Dollars	148,689	MLCS	(170)
06/21/17	U.S. Dollars	100,138	British Pounds	124,619	HSBC	(1,367)
06/21/17	Euro	95,460	U.S. Dollars	103,627	MSCS	(1,382)
06/21/17	Japanese Yen	17,500,262	U.S. Dollars	153,000	RBC	4,715
06/21/17	Japanese Yen	17,189,965	U.S. Dollars	155,000	MLCS	(82)
06/21/17	Japanese Yen	17,171,520	U.S. Dollars	155,000	SS	(248)
06/21/17	Japanese Yen	16,471,646	U.S. Dollars	144,493	BAR	3,951
06/21/17	Norwegian Krone	14,804,807	Euro	1,648,918	CITIG	(40,357)
06/21/17	Swedish Kronor	10,417,615	Euro	1,092,623	CS	(2,927)
06/21/17	Swedish Kronor	9,662,892	Euro	1,016,259	UBS	(5,706)
06/21/17	Swedish Kronor	9,655,029	Euro	1,013,003	MLCS	(3,099)
06/21/17	Swedish Kronor	5,694,767	Euro	600,562	SS	(5,115)
06/21/17	Norwegian Krone	2,644,267	Euro	286,000	JPM	1,908
06/21/17	Norwegian Krone	2,640,798	Euro	290,000	SS	(2,781)
06/21/17	Norwegian Krone	2,639,369	Euro	288,000	HKSB	(805)
06/21/17	Norwegian Krone	2,589,817	Euro	288,000	UBS	(6,582)
06/21/17	U.S. Dollars	1,996,120	Japanese Yen	227,761,298	BAR	(56,495)
06/21/17	Norwegian Krone	1,885,879	Euro	207,965	BNP	(2,913)
06/21/17	U.S. Dollars	1,699,280	Euro	1,584,433	JPM	2,233
06/21/17	U.S. Dollars	1,600,341	Australian Dollars	2,114,594	BAR	(12,729)
06/21/17	Canadian Dollars	1,463,748	U.S. Dollars	1,088,426	BAR	13,541
06/21/17	Swedish Kronor	1,381,655	Euro	145,000	BNP	(483)
06/21/17	Swedish Kronor	1,375,711	Euro	144,000	JPM	(79)
06/21/17	Swedish Kronor	1,361,858	Euro	143,000	JPM	(559)
06/21/17	Swedish Kronor	1,360,200	Euro	143,000	JPM	(746)
06/21/17	Switzerland Francs	1,358,661	Euro	1,269,337	CS	3,731
06/21/17	Norwegian Krone	1,321,214	Euro	144,000	JPM	(225)
06/21/17	Norwegian Krone	1,319,379	Euro	143,000	UBS	633
06/21/17	Norwegian Krone	1,317,784	Euro	143,000	UBS	447
06/21/17	Norwegian Krone	1,315,991	U.S. Dollars	152,869	JPM	532
06/21/17	Norwegian Krone	1,314,793	Euro	143,000	JPM	98
06/21/17	Norwegian Krone	1,313,394	Euro	143,000	JPM	(65)
06/21/17	Norwegian Krone	1,313,005	Euro	143,000	JPM	(110)
06/21/17	Norwegian Krone	1,308,045	Euro	145,000	UBS	(2,831)
06/21/17	Norwegian Krone	1,305,148	Euro	145,000	BNP	(3,168)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	U.S. Dollars	1,083,028	Canadian Dollars	1,443,148	CITIG	$(3,431)
06/21/17	Australian Dollars	997,000	U.S. Dollars	766,872	SS	(6,333)
06/21/17	New Zealand Dollars	888,086	U.S. Dollars	611,234	BNP	9,997
06/21/17	Euro	860,000	U.S. Dollars	925,205	DEUT	(4,080)
06/21/17	Norwegian Krone	737,472	U.S. Dollars	86,935	CITIG	(970)
06/21/17	New Zealand Dollars	664,000	U.S. Dollars	459,003	WEST	5,476
06/21/17	Canadian Dollars	618,706	U.S. Dollars	461,000	DEUT	4,786
06/21/17	Canadian Dollars	615,174	U.S. Dollars	460,500	RBC	2,627
06/21/17	Australian Dollars	611,000	U.S. Dollars	465,211	RBC	877
06/21/17	Norwegian Krone	585,205	Euro	64,016	SS	(350)
06/21/17	Norwegian Krone	528,623	Swedish Kronor	548,801	RBC	124
06/21/17	U.S. Dollars	482,068	British Pounds	395,475	SS	(14,430)
06/21/17	U.S. Dollars	464,175	Euro	429,000	JPM	4,684
06/21/17	U.S. Dollars	462,554	New Zealand Dollars	660,000	DEUT	874
06/21/17	U.S. Dollars	458,787	Australian Dollars	608,000	DEUT	(5,012)
06/21/17	New Zealand Dollars	438,000	U.S. Dollars	306,394	WEST	(6)
06/21/17	Canadian Dollars	415,614	Euro	286,000	JPM	6,563
06/21/17	Canadian Dollars	408,966	U.S. Dollars	307,000	RBC	886
06/21/17	Australian Dollars	402,614	U.S. Dollars	301,979	MLCS	5,146
06/21/17	U.S. Dollars	372,355	Australian Dollars	487,000	WEST	858
06/21/17	Switzerland Francs	310,376	Euro	290,000	SC	821
06/21/17	U.S. Dollars	310,000	Canadian Dollars	412,923	RBC	(865)
06/21/17	U.S. Dollars	309,639	New Zealand Dollars	440,000	RBC	1,851
06/21/17	U.S. Dollars	306,556	New Zealand Dollars	443,000	MLCS	(3,330)
06/21/17	U.S. Dollars	306,512	Australian Dollars	405,000	SC	(2,433)
06/21/17	U.S. Dollars	306,023	Australian Dollars	406,000	JPM	(3,685)
06/21/17	U.S. Dollars	306,000	Japanese Yen	35,135,226	SS	(10,643)
06/21/17	U.S. Dollars	306,000	Japanese Yen	35,158,941	MSCS	(10,857)
06/21/17	Euro	290,000	British Pounds	249,885	SC	(3,106)
06/21/17	Euro	289,000	Japanese Yen	35,421,574	SS	(9,683)
06/21/17	Euro	288,000	U.S. Dollars	310,701	JPM	(2,231)
06/21/17	Euro	287,000	U.S. Dollars	307,486	JPM	(87)
06/21/17	British Pounds	250,946	Euro	286,000	RBS	8,722
06/21/17	New Zealand Dollars	220,000	U.S. Dollars	153,387	SC	506
06/21/17	New Zealand Dollars	220,000	U.S. Dollars	153,867	HKSB	27
06/21/17	New Zealand Dollars	219,000	U.S. Dollars	152,901	CS	293
06/21/17	New Zealand Dollars	218,000	U.S. Dollars	152,849	WEST	(354)
06/21/17	New Zealand Dollars	218,000	U.S. Dollars	153,676	BAR	(1,181)
06/21/17	U.S. Dollars	215,000	Japanese Yen	24,504,625	SS	(5,839)
06/21/17	Canadian Dollars	207,349	Australian Dollars	204,000	BAR	484
06/21/17	Canadian Dollars	206,542	U.S. Dollars	155,000	RBC	493
06/21/17	Canadian Dollars	205,342	U.S. Dollars	154,000	CS	590
06/21/17	Canadian Dollars	205,130	U.S. Dollars	154,000	RBC	430
06/21/17	Canadian Dollars	204,887	U.S. Dollars	154,000	CS	247
06/21/17	Australian Dollars	204,000	U.S. Dollars	152,878	MLCS	2,739
06/21/17	Australian Dollars	204,000	U.S. Dollars	153,171	BNP	2,445
06/21/17	Australian Dollars	204,000	U.S. Dollars	153,246	CS	2,371
06/21/17	Australian Dollars	203,000	U.S. Dollars	152,772	JPM	2,082
06/21/17	Australian Dollars	203,000	U.S. Dollars	152,987	UBS	1,867
06/21/17	Australian Dollars	203,000	U.S. Dollars	152,991	SC	1,863
06/21/17	Australian Dollars	203,000	New Zealand Dollars	220,208	RBS	815
06/21/17	Australian Dollars	203,000	U.S. Dollars	154,920	WEST	(66)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	Australian Dollars	202,800	U.S. Dollars	155,625	CS	$(923)
06/21/17	Australian Dollars	202,000	New Zealand Dollars	219,563	WEST	503
06/21/17	Australian Dollars	202,000	U.S. Dollars	154,808	MLCS	(716)
06/21/17	Australian Dollars	201,000	U.S. Dollars	153,937	DEUT	(609)
06/21/17	Australian Dollars	201,000	U.S. Dollars	154,244	MSCS	(916)
06/21/17	Australian Dollars	186,264	U.S. Dollars	141,151	HKSB	936
06/21/17	U.S. Dollars	174,159	Japanese Yen	19,313,857	BNP	100
06/21/17	U.S. Dollars	172,898	Australian Dollars	223,680	WEST	2,269
06/21/17	U.S. Dollars	158,503	Japanese Yen	17,545,172	HKSB	384
06/21/17	U.S. Dollars	156,292	Euro	143,000	BAR	3,128
06/21/17	U.S. Dollars	156,236	Euro	143,000	HKSB	3,072
06/21/17	U.S. Dollars	156,093	British Pounds	125,000	HKSB	(838)
06/21/17	U.S. Dollars	156,057	Euro	143,000	CITIG	2,894
06/21/17	U.S. Dollars	156,056	Euro	145,000	BAR	750
06/21/17	U.S. Dollars	155,408	Euro	142,000	SS	3,315
06/21/17	U.S. Dollars	155,242	British Pounds	123,000	UBS	822
06/21/17	U.S. Dollars	155,236	British Pounds	124,000	SS	(439)
06/21/17	U.S. Dollars	155,000	Japanese Yen	17,095,601	MLCS	932
06/21/17	U.S. Dollars	155,000	Japanese Yen	17,195,390	SS	33
06/21/17	U.S. Dollars	155,000	Canadian Dollars	205,874	RBC	10
06/21/17	U.S. Dollars	155,000	Canadian Dollars	206,059	RBC	(129)
06/21/17	U.S. Dollars	155,000	Japanese Yen	17,291,257	RBS	(831)
06/21/17	U.S. Dollars	154,926	British Pounds	124,000	SS	(750)
06/21/17	U.S. Dollars	154,898	British Pounds	126,000	CITIG	(3,288)
06/21/17	U.S. Dollars	154,814	New Zealand Dollars	221,000	WEST	221
06/21/17	U.S. Dollars	154,739	Euro	143,000	CS	1,575
06/21/17	U.S. Dollars	154,703	Euro	143,000	RBC	1,539
06/21/17	U.S. Dollars	154,672	Australian Dollars	201,000	CITIG	1,343
06/21/17	U.S. Dollars	154,664	Australian Dollars	203,000	SC	(190)
06/21/17	U.S. Dollars	154,533	British Pounds	126,000	RBS	(3,653)
06/21/17	U.S. Dollars	154,408	British Pounds	126,000	SS	(3,779)
06/21/17	U.S. Dollars	154,361	Australian Dollars	200,000	RBS	1,795
06/21/17	U.S. Dollars	154,238	British Pounds	126,000	SS	(3,949)
06/21/17	U.S. Dollars	154,183	Australian Dollars	202,000	WEST	91
06/21/17	U.S. Dollars	154,000	Japanese Yen	17,331,160	CITIG	(2,191)
06/21/17	U.S. Dollars	154,000	Japanese Yen	17,480,078	CITIG	(3,533)
06/21/17	U.S. Dollars	154,000	Japanese Yen	17,581,102	CITIG	(4,443)
06/21/17	U.S. Dollars	154,000	Japanese Yen	17,584,490	BNP	(4,474)
06/21/17	U.S. Dollars	154,000	Japanese Yen	17,594,654	JPM	(4,565)
06/21/17	U.S. Dollars	153,712	Australian Dollars	203,000	MSCS	(1,142)
06/21/17	U.S. Dollars	153,570	Australian Dollars	203,000	RBC	(1,284)
06/21/17	U.S. Dollars	153,560	Australian Dollars	203,000	DEUT	(1,294)
06/21/17	U.S. Dollars	153,546	British Pounds	124,000	DEUT	(2,130)
06/21/17	U.S. Dollars	153,463	Australian Dollars	202,000	CITIG	(628)
06/21/17	U.S. Dollars	153,435	British Pounds	124,000	DEUT	(2,240)
06/21/17	U.S. Dollars	153,275	Australian Dollars	203,000	RBC	(1,579)
06/21/17	U.S. Dollars	153,097	Australian Dollars	203,000	MSCS	(1,757)
06/21/17	U.S. Dollars	153,036	New Zealand Dollars	221,000	BNP	(1,557)
06/21/17	U.S. Dollars	153,000	Canadian Dollars	205,370	SS	(1,611)
06/21/17	U.S. Dollars	153,000	Canadian Dollars	206,547	RBC	(2,497)
06/21/17	U.S. Dollars	153,000	Japanese Yen	17,541,756	SS	(5,089)
06/21/17	U.S. Dollars	152,971	Australian Dollars	204,000	RBS	(2,645)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	U.S. Dollars	152,897	Australian Dollars	203,000	JPM	$(1,958)
06/21/17	U.S. Dollars	152,869	Euro	144,000	JPM	(1,366)
06/21/17	U.S. Dollars	152,816	New Zealand Dollars	222,000	MLCS	(2,477)
06/21/17	U.S. Dollars	152,741	New Zealand Dollars	221,000	BAR	(1,852)
06/21/17	Euro	150,118	Norwegian Krone	1,346,611	UBS	3,818
06/21/17	U.S. Dollars	149,565	Japanese Yen	17,065,493	JPM	(4,232)
06/21/17	Australian Dollars	146,962	Japanese Yen	12,321,285	CS	1,065
06/21/17	Euro	145,000	U.S. Dollars	154,547	MSCS	759
06/21/17	Euro	145,000	Canadian Dollars	207,480	RBC	(893)
06/21/17	Euro	145,000	British Pounds	124,855	HKSB	(1,443)
06/21/17	Euro	144,950	U.S. Dollars	155,459	UBS	(206)
06/21/17	Euro	144,000	Swedish Kronor	1,367,441	SS	1,005
06/21/17	Euro	144,000	U.S. Dollars	153,590	CITIG	644
06/21/17	Euro	144,000	U.S. Dollars	153,926	BAR	309
06/21/17	Euro	144,000	U.S. Dollars	153,959	CS	276
06/21/17	Euro	144,000	Norwegian Krone	1,322,070	UBS	124
06/21/17	Euro	144,000	U.S. Dollars	154,398	DEUT	(163)
06/21/17	Euro	144,000	Switzerland Francs	154,116	UBS	(405)
06/21/17	Euro	144,000	Switzerland Francs	154,227	CS	(517)
06/21/17	Euro	144,000	Switzerland Francs	154,725	UBS	(1,018)
06/21/17	Euro	144,000	U.S. Dollars	155,359	UBS	(1,125)
06/21/17	Euro	144,000	British Pounds	124,479	RBS	(2,042)
06/21/17	Euro	144,000	Canadian Dollars	207,655	JPM	(2,097)
06/21/17	Euro	144,000	Japanese Yen	17,672,976	SS	(5,036)
06/21/17	Euro	143,000	Swedish Kronor	1,353,821	RBC	1,461
06/21/17	Euro	143,000	Swedish Kronor	1,355,774	JPM	1,241
06/21/17	Euro	143,000	Norwegian Krone	1,306,166	RBC	908
06/21/17	Euro	143,000	Switzerland Francs	152,777	UBS	(134)
06/21/17	Euro	143,000	U.S. Dollars	155,006	SS	(1,842)
06/21/17	Euro	143,000	U.S. Dollars	155,365	CS	(2,201)
06/21/17	Euro	143,000	British Pounds	124,437	SS	(3,061)
06/21/17	Euro	143,000	Japanese Yen	17,402,242	SS	(3,668)
06/21/17	Euro	143,000	British Pounds	124,928	SC	(3,677)
06/21/17	Australian Dollars	136,919	Japanese Yen	11,559,024	SS	274
06/21/17	New Zealand Dollars	133,552	U.S. Dollars	92,166	CS	1,256
06/21/17	British Pounds	130,488	U.S. Dollars	162,362	BAR	1,458
06/21/17	British Pounds	126,588	U.S. Dollars	157,842	CITIG	1,082
06/21/17	British Pounds	126,323	Euro	145,000	JPM	3,285
06/21/17	British Pounds	126,188	U.S. Dollars	155,389	BAR	3,033
06/21/17	British Pounds	126,000	U.S. Dollars	153,426	HKSB	4,761
06/21/17	British Pounds	126,000	U.S. Dollars	153,500	RBS	4,687
06/21/17	British Pounds	126,000	U.S. Dollars	153,670	RBS	4,517
06/21/17	British Pounds	126,000	U.S. Dollars	153,779	BAR	4,407
06/21/17	British Pounds	125,656	Euro	144,000	SC	3,519
06/21/17	British Pounds	125,000	U.S. Dollars	154,935	BAR	1,996
06/21/17	British Pounds	125,000	U.S. Dollars	155,567	HKSB	1,364
06/21/17	Canadian Dollars	124,450	U.S. Dollars	93,091	SS	600
06/21/17	British Pounds	124,000	U.S. Dollars	154,411	HKSB	1,265
06/21/17	Australian Dollars	114,543	U.S. Dollars	86,978	SC	398
06/21/17	Canadian Dollars	108,230	U.S. Dollars	80,898	JPM	582
06/21/17	U.S. Dollars	105,617	British Pounds	83,707	SS	527
06/21/17	Canadian Dollars	98,974	British Pounds	59,673	CS	(405)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	Canadian Dollars	96,855	U.S. Dollars	72,385	RBC	$531
06/21/17	Canadian Dollars	90,905	Euro	63,043	SS	913
06/21/17	New Zealand Dollars	89,615	Australian Dollars	81,624	CS	422
06/21/17	U.S. Dollars	86,396	Swedish Kronor	775,159	MSCS	(466)
06/21/17	U.S. Dollars	74,000	Canadian Dollars	98,536	BNP	(182)
06/21/17	Euro	63,452	U.S. Dollars	68,990	MSCS	(1,028)
06/21/17	U.S. Dollars	62,379	Swedish Kronor	545,326	CITIG	1,272
06/21/17	U.S. Dollars	62,082	Australian Dollars	81,000	WEST	293
06/21/17	Euro	16,890	U.S. Dollars	18,230	UBS	(140)
06/23/17	South Korean Won	2,088,580,000	U.S. Dollars	1,885,000	UBS	(15,489)
06/23/17	South Korean Won	1,745,968,000	U.S. Dollars	1,568,000	DEUT	(5,165)
06/23/17	U.S. Dollars	2,605,509	South Korean Won	2,936,278,187	UBS	(22,786)
06/23/17	U.S. Dollars	280,045	South Korean Won	320,875,286	UBS	(7,174)
06/23/17	U.S. Dollars	258,293	South Korean Won	296,843,646	UBS	(7,415)
06/23/17	U.S. Dollars	256,204	South Korean Won	293,354,031	UBS	(6,380)
07/05/17	U.S. Dollars	732,617	Brazilian Reals	2,338,000	JPM	2,091
04/03/18	U.S. Dollars	417,101	Danish Kroner	2,800,000	BNP	6,769
12/17/18	Japanese Yen	970,000,000	U.S. Dollars	8,794,437	GSC	237,463
12/17/18	U.S. Dollars	8,859,257	Japanese Yen	970,000,000	BNP	(172,643)

						$(152,738)

Global Bond Fund
04/20/17	Indonesian Rupiahs	26,810,100,000	U.S. Dollars	1,997,028	JPM	$10,643
04/20/17	Japanese Yen	1,469,325,000	U.S. Dollars	13,001,714	CITIG	206,929
04/20/17	Indian Rupees	235,950,000	U.S. Dollars	3,477,524	CITIG	145,972
04/20/17	Indian Rupees	20,867,535	U.S. Dollars	307,554	CITIG	12,910
04/20/17	Mexican Pesos	18,065,079	U.S. Dollars	860,788	DEUT	101,131
04/20/17	U.S. Dollars	6,066,346	Euro	5,600,000	BAR	86,889
04/20/17	Euro	5,981,959	U.S. Dollars	6,455,964	CITIG	(68,667)
04/20/17	U.S. Dollars	5,244,260	British Pounds	4,193,751	DEUT	(12,559)
04/20/17	Euro	4,740,000	U.S. Dollars	5,131,647	BAR	(70,464)
04/20/17	Euro	4,140,000	U.S. Dollars	4,452,318	BAR	(31,791)
04/20/17	U.S. Dollars	3,214,667	Brazilian Reals	10,249,000	JPM	(44,260)
04/20/17	U.S. Dollars	377,821	Australian Dollars	500,000	HKSB	(4,045)

						$332,688

Defensive Market Strategies Fund
06/30/17	U.S. Dollars	59,369	Switzerland Francs	59,620	CS	$50
06/30/17	U.S. Dollars	7,665,011	Euro	7,034,314	UBS	127,137
06/30/17	U.S. Dollars	2,067,917	Switzerland Francs	2,024,212	CS	35,624

						$162,811

International Equity Fund
06/21/17	Japanese Yen	2,037,633,114	U.S. Dollars	18,258,430	CITIG	$104,995
06/21/17	Japanese Yen	1,174,646,052	U.S. Dollars	10,425,583	CITIG	160,486
06/21/17	Japanese Yen	1,167,594,837	U.S. Dollars	10,394,413	CITIG	128,109
06/21/17	Japanese Yen	828,307,954	U.S. Dollars	7,307,153	CITIG	157,670
06/21/17	Japanese Yen	803,131,043	U.S. Dollars	7,089,181	CITIG	148,744
06/21/17	Japanese Yen	555,572,000	U.S. Dollars	4,924,309	CITIG	82,581
06/21/17	Japanese Yen	320,892,000	U.S. Dollars	2,850,648	CITIG	41,274
06/21/17	Japanese Yen	216,079,000	U.S. Dollars	1,940,297	CITIG	7,036

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	Japanese Yen	75,417,000	U.S. Dollars	686,325	CITIG	$(6,657)
06/21/17	Japanese Yen	70,163,000	U.S. Dollars	612,214	CITIG	20,105
06/21/17	Norwegian Krone	56,743,597	U.S. Dollars	6,715,804	CITIG	(101,349)
06/21/17	Norwegian Krone	36,479,055	U.S. Dollars	4,371,780	CITIG	(119,510)
06/21/17	Norwegian Krone	34,919,137	U.S. Dollars	4,173,052	CITIG	(102,618)
06/21/17	Norwegian Krone	29,244,777	U.S. Dollars	3,464,597	CITIG	(55,609)
06/21/17	Norwegian Krone	21,824,461	U.S. Dollars	2,583,632	CITIG	(39,610)
06/21/17	Norwegian Krone	21,824,461	U.S. Dollars	2,594,315	CITIG	(50,293)
06/21/17	Norwegian Krone	19,219,476	U.S. Dollars	2,300,682	CITIG	(60,317)
06/21/17	Norwegian Krone	18,769,036	U.S. Dollars	2,215,167	CITIG	(27,308)
06/21/17	Canadian Dollars	14,228,000	U.S. Dollars	10,624,730	CITIG	86,669
06/21/17	U.S. Dollars	9,602,279	Euro	9,047,000	CITIG	(87,742)
06/21/17	U.S. Dollars	8,156,418	Switzerland Francs	8,214,277	CITIG	(85,828)
06/21/17	U.S. Dollars	7,825,909	Swedish Kronor	70,066,431	CITIG	(25,445)
06/21/17	Euro	7,668,000	U.S. Dollars	8,325,199	CITIG	(112,191)
06/21/17	Euro	7,450,000	U.S. Dollars	8,032,406	CITIG	(52,892)
06/21/17	U.S. Dollars	6,864,533	Switzerland Francs	6,917,285	CITIG	(76,305)
06/21/17	U.S. Dollars	6,759,371	Swedish Kronor	60,751,766	CITIG	(48,221)
06/21/17	U.S. Dollars	6,448,866	Switzerland Francs	6,484,955	CITIG	(58,171)
06/21/17	U.S. Dollars	6,291,760	Norwegian Krone	52,585,000	CITIG	162,062
06/21/17	U.S. Dollars	6,066,211	Australian Dollars	7,910,000	CITIG	32,244
06/21/17	U.S. Dollars	5,864,948	New Zealand Dollars	8,220,000	CITIG	114,923
06/21/17	U.S. Dollars	5,600,472	Switzerland Francs	5,620,294	CITIG	(38,959)
06/21/17	Canadian Dollars	5,451,000	U.S. Dollars	4,138,904	CITIG	(35,177)
06/21/17	British Pounds	5,059,000	U.S. Dollars	6,362,621	CITIG	(11,310)
06/21/17	British Pounds	4,882,000	U.S. Dollars	6,101,131	CITIG	27,966
06/21/17	U.S. Dollars	4,694,153	British Pounds	3,758,000	CITIG	(23,821)
06/21/17	Australian Dollars	4,452,352	U.S. Dollars	3,401,124	CITIG	(4,746)
06/21/17	U.S. Dollars	4,334,497	Norwegian Krone	36,621,000	CITIG	65,681
06/21/17	U.S. Dollars	4,051,561	New Zealand Dollars	5,752,000	CITIG	27,943
06/21/17	Australian Dollars	3,868,000	U.S. Dollars	2,950,084	CITIG	534
06/21/17	U.S. Dollars	3,818,848	New Zealand Dollars	5,489,000	CITIG	(20,797)
06/21/17	U.S. Dollars	3,413,692	Norwegian Krone	29,017,000	CITIG	31,255
06/21/17	British Pounds	3,376,000	U.S. Dollars	4,219,377	CITIG	19,015
06/21/17	U.S. Dollars	3,248,297	Switzerland Francs	3,242,478	CITIG	(5,221)
06/21/17	U.S. Dollars	3,210,666	Swedish Kronor	28,745,202	CITIG	(10,402)
06/21/17	Canadian Dollars	3,205,667	U.S. Dollars	2,393,036	CITIG	20,317
06/21/17	Canadian Dollars	3,119,026	U.S. Dollars	2,384,715	CITIG	(36,590)
06/21/17	Australian Dollars	2,947,858	U.S. Dollars	2,232,575	CITIG	16,133
06/21/17	Canadian Dollars	2,726,441	U.S. Dollars	2,083,584	CITIG	(31,012)
06/21/17	U.S. Dollars	2,712,393	Swedish Kronor	24,253,765	CITIG	(5,384)
06/21/17	U.S. Dollars	2,701,201	Swedish Kronor	24,253,765	CITIG	(16,576)
06/21/17	U.S. Dollars	2,699,243	New Zealand Dollars	3,844,000	CITIG	10,302
06/21/17	Canadian Dollars	2,640,407	U.S. Dollars	1,970,726	CITIG	17,077
06/21/17	U.S. Dollars	2,567,347	Canadian Dollars	3,409,000	CITIG	917
06/21/17	Canadian Dollars	2,241,432	U.S. Dollars	1,668,611	CITIG	18,827
06/21/17	Australian Dollars	2,216,594	U.S. Dollars	1,699,446	CITIG	(8,566)
06/21/17	U.S. Dollars	2,196,931	British Pounds	1,774,000	CITIG	(30,234)
06/21/17	U.S. Dollars	2,134,501	Switzerland Francs	2,132,197	CITIG	(4,956)
06/21/17	U.S. Dollars	2,116,340	Swedish Kronor	18,915,071	CITIG	(3,205)
06/21/17	Australian Dollars	2,074,323	U.S. Dollars	1,589,155	CITIG	(6,804)
06/21/17	Canadian Dollars	1,921,728	U.S. Dollars	1,435,958	CITIG	10,794

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	New Zealand Dollars	1,842,888	U.S. Dollars	1,296,983	CITIG	$(7,853)
06/21/17	New Zealand Dollars	1,778,323	U.S. Dollars	1,240,285	CITIG	3,681
06/21/17	U.S. Dollars	1,745,011	Switzerland Francs	1,750,523	CITIG	(11,473)
06/21/17	Hong Kong Dollars	1,708,000	U.S. Dollars	220,357	CITIG	(198)
06/21/17	New Zealand Dollars	1,700,760	U.S. Dollars	1,219,636	CITIG	(29,927)
06/21/17	Australian Dollars	1,695,987	U.S. Dollars	1,295,968	CITIG	(2,222)
06/21/17	New Zealand Dollars	1,660,466	U.S. Dollars	1,161,791	CITIG	(268)
06/21/17	New Zealand Dollars	1,660,466	U.S. Dollars	1,189,155	CITIG	(27,632)
06/21/17	Israeli Shekels	1,649,190	U.S. Dollars	455,442	CITIG	1,044
06/21/17	Hong Kong Dollars	1,616,000	U.S. Dollars	208,398	CITIG	(98)
06/21/17	U.S. Dollars	1,613,821	Euro	1,515,233	CITIG	(9,108)
06/21/17	Euro	1,601,000	U.S. Dollars	1,715,086	CITIG	(294)
06/21/17	New Zealand Dollars	1,581,399	U.S. Dollars	1,125,383	CITIG	(19,169)
06/21/17	U.S. Dollars	1,458,195	Euro	1,377,485	CITIG	(17,195)
06/21/17	Canadian Dollars	1,333,299	U.S. Dollars	1,009,972	CITIG	(6,212)
06/21/17	U.S. Dollars	1,290,521	Switzerland Francs	1,296,991	CITIG	(10,887)
06/21/17	New Zealand Dollars	1,248,357	U.S. Dollars	890,177	CITIG	(16,931)
06/21/17	New Zealand Dollars	1,224,363	U.S. Dollars	881,379	CITIG	(24,917)
06/21/17	U.S. Dollars	1,210,274	Norwegian Krone	10,120,000	CITIG	30,612
06/21/17	Israeli Shekels	1,141,113	U.S. Dollars	309,623	CITIG	6,230
06/21/17	New Zealand Dollars	1,106,978	U.S. Dollars	792,953	CITIG	(18,604)
06/21/17	U.S. Dollars	1,097,766	Euro	1,033,114	CITIG	(8,778)
06/21/17	Israeli Shekels	1,074,771	U.S. Dollars	292,711	CITIG	4,780
06/21/17	Israeli Shekels	1,074,771	U.S. Dollars	293,266	CITIG	4,225
06/21/17	Israeli Shekels	1,074,770	U.S. Dollars	292,519	CITIG	4,971
06/21/17	U.S. Dollars	1,073,348	Euro	1,007,305	CITIG	(5,551)
06/21/17	Australian Dollars	1,016,503	U.S. Dollars	770,407	CITIG	5,009
06/21/17	U.S. Dollars	868,929	Japanese Yen	97,240,000	CITIG	(7,411)
06/21/17	Australian Dollars	847,086	U.S. Dollars	651,738	CITIG	(5,557)
06/21/17	Australian Dollars	847,085	U.S. Dollars	642,440	CITIG	3,740
06/21/17	U.S. Dollars	827,990	Japanese Yen	93,995,000	CITIG	(19,106)
06/21/17	U.S. Dollars	750,785	Danish Kroner	5,267,000	CITIG	(7,713)
06/21/17	U.S. Dollars	730,369	Euro	688,742	CITIG	(7,326)
06/21/17	British Pounds	693,000	U.S. Dollars	844,505	CITIG	25,521
06/21/17	Danish Kroner	684,000	U.S. Dollars	98,645	CITIG	(142)
06/21/17	Singapore Dollars	633,028	U.S. Dollars	450,823	CITIG	2,001
06/21/17	Israeli Shekels	537,385	U.S. Dollars	145,606	CITIG	3,139
06/21/17	U.S. Dollars	516,065	Swedish Kronor	4,617,000	CITIG	(1,297)
06/21/17	Australian Dollars	502,212	U.S. Dollars	378,629	CITIG	4,472
06/21/17	U.S. Dollars	478,414	Hong Kong Dollars	3,710,000	CITIG	200
06/21/17	Singapore Dollars	466,407	U.S. Dollars	330,611	CITIG	3,024
06/21/17	U.S. Dollars	455,015	Euro	427,121	CITIG	(2,464)
06/21/17	British Pounds	445,396	U.S. Dollars	547,507	CITIG	11,664
06/21/17	U.S. Dollars	433,887	Australian Dollars	577,000	CITIG	(6,265)
06/21/17	British Pounds	428,121	U.S. Dollars	533,736	CITIG	3,747
06/21/17	British Pounds	410,847	U.S. Dollars	503,367	CITIG	12,430
06/21/17	U.S. Dollars	372,070	Switzerland Francs	376,000	CITIG	(5,211)
06/21/17	British Pounds	361,976	U.S. Dollars	450,407	CITIG	4,035
06/21/17	British Pounds	342,497	U.S. Dollars	431,027	CITIG	(1,040)
06/21/17	British Pounds	340,163	U.S. Dollars	424,896	CITIG	2,161
06/21/17	Singapore Dollars	314,136	U.S. Dollars	222,307	CITIG	2,404
06/21/17	U.S. Dollars	303,011	Hong Kong Dollars	2,349,000	CITIG	228

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	Singapore Dollars	255,307	U.S. Dollars	180,619	CITIG	$2,010
06/21/17	Israeli Shekels	249,000	U.S. Dollars	67,455	CITIG	1,467
06/21/17	U.S. Dollars	224,985	Switzerland Francs	226,000	CITIG	(1,784)
06/21/17	Singapore Dollars	201,544	U.S. Dollars	143,535	CITIG	635
06/21/17	U.S. Dollars	198,578	Euro	186,000	CITIG	(643)
06/21/17	Hong Kong Dollars	176,545	U.S. Dollars	22,770	CITIG	(14)
06/21/17	Hong Kong Dollars	161,821	U.S. Dollars	20,880	CITIG	(22)
06/21/17	Hong Kong Dollars	156,000	U.S. Dollars	20,123	CITIG	(15)
06/21/17	U.S. Dollars	152,521	Danish Kroner	1,040,000	CITIG	2,751
06/21/17	Hong Kong Dollars	152,121	U.S. Dollars	19,623	CITIG	(15)
06/21/17	Singapore Dollars	151,668	U.S. Dollars	107,769	CITIG	724
06/21/17	Hong Kong Dollars	147,187	U.S. Dollars	18,986	CITIG	(13)
06/21/17	Hong Kong Dollars	147,176	U.S. Dollars	18,976	CITIG	(5)
06/21/17	Hong Kong Dollars	147,150	U.S. Dollars	18,986	CITIG	(19)
06/21/17	Israeli Shekels	124,000	U.S. Dollars	34,270	CITIG	52
06/21/17	Danish Kroner	120,000	U.S. Dollars	17,121	CITIG	160
06/21/17	Singapore Dollars	108,167	U.S. Dollars	76,767	CITIG	608
06/21/17	U.S. Dollars	105,080	Singapore Dollars	148,000	CITIG	(789)
06/21/17	U.S. Dollars	103,330	Hong Kong Dollars	801,000	CITIG	82
06/21/17	Singapore Dollars	101,743	U.S. Dollars	72,161	CITIG	619
06/21/17	U.S. Dollars	85,953	Danish Kroner	598,000	CITIG	(165)
06/21/17	U.S. Dollars	78,171	Danish Kroner	539,000	CITIG	550
06/21/17	U.S. Dollars	73,012	Danish Kroner	500,000	CITIG	1,007
06/21/17	Singapore Dollars	61,000	U.S. Dollars	43,141	CITIG	494
06/21/17	U.S. Dollars	60,744	Hong Kong Dollars	471,000	CITIG	33
06/21/17	Singapore Dollars	60,000	U.S. Dollars	42,934	CITIG	(14)
06/21/17	U.S. Dollars	51,420	Norwegian Krone	442,000	CITIG	(103)
06/21/17	U.S. Dollars	28,824	Euro	27,000	CITIG	(95)
06/21/17	U.S. Dollars	25,884	Danish Kroner	181,000	CITIG	(181)
06/21/17	U.S. Dollars	22,558	Singapore Dollars	32,000	CITIG	(333)
06/21/17	British Pounds	19,000	U.S. Dollars	23,303	CITIG	551
06/21/17	U.S. Dollars	18,494	Israeli Shekels	67,000	CITIG	(51)
06/21/17	Norwegian Krone	16,000	U.S. Dollars	1,874	CITIG	(9)
06/21/17	U.S. Dollars	12,988	Switzerland Francs	13,000	CITIG	(56)
06/21/17	U.S. Dollars	11,454	Singapore Dollars	16,000	CITIG	9
06/21/17	U.S. Dollars	7,179	Singapore Dollars	10,000	CITIG	26
06/21/17	U.S. Dollars	4,413	Israeli Shekels	16,000	CITIG	(16)
06/21/17	Singapore Dollars	4,000	U.S. Dollars	2,850	CITIG	12
06/21/17	Danish Kroner	3,000	U.S. Dollars	433	CITIG	(1)
06/21/17	U.S. Dollars	2,780	Israeli Shekels	10,000	CITIG	12
06/21/17	U.S. Dollars	2,583	Swedish Kronor	23,000	CITIG	6
06/21/17	U.S. Dollars	2,144	Euro	2,000	CITIG	1
06/21/17	British Pounds	2,000	U.S. Dollars	2,476	CITIG	35

						$(24,197)

Emerging Markets Equity Fund
06/21/17	Hungarian Forint	151,000,000	U.S. Dollars	524,836	CITIG	$(1,326)
06/21/17	Indian Rupees	55,000,000	U.S. Dollars	842,499	CITIG	(4,955)
06/21/17	Taiwan Dollars	16,500,000	U.S. Dollars	545,080	CITIG	780
06/21/17	Mexican Pesos	13,600,000	U.S. Dollars	716,584	CITIG	618
06/21/17	U.S. Dollars	2,239,930	Singapore Dollars	3,130,000	CITIG	948
06/21/17	Polish Zloty	1,590,000	U.S. Dollars	401,061	CITIG	(397)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	U.S. Dollars	630,071	Chilean Peso	420,000,000	CITIG	$(3,933)
06/21/17	Brazilian Reals	380,000	U.S. Dollars	118,031	CITIG	1,062
06/21/17	U.S. Dollars	206,875	Turkish Lira	770,000	CITIG	(16)
06/21/17	U.S. Dollars	126,005	South African Rand	1,700,000	CITIG	1,111
06/21/17	U.S. Dollars	25,776	Hong Kong Dollars	200,000	CITIG	(4)
06/21/17	U.S. Dollars	20,378	Thailand Baht	700,000	CITIG	19
06/21/17	U.S. Dollars	3,050	Peruvian Nuevos Soles	10,000	CITIG	(5)
06/21/17	Indonesian Rupiahs	7,192,418,122	U.S. Dollars	530,651	CITIG	4,218
06/21/17	Indonesian Rupiahs	6,174,015,628	U.S. Dollars	456,391	CITIG	2,744
06/21/17	Indonesian Rupiahs	6,000,108,652	U.S. Dollars	443,698	CITIG	2,504
06/21/17	Indonesian Rupiahs	3,916,904,946	U.S. Dollars	289,328	CITIG	1,955
06/21/17	Indonesian Rupiahs	3,643,783,492	U.S. Dollars	269,671	CITIG	1,301
06/21/17	Indonesian Rupiahs	3,053,899,948	U.S. Dollars	226,434	CITIG	672
06/21/17	Columbian Peso	2,201,360,602	U.S. Dollars	728,560	CITIG	28,607
06/21/17	Columbian Peso	1,254,016,562	U.S. Dollars	428,872	CITIG	2,452
06/21/17	Columbian Peso	1,249,635,344	U.S. Dollars	425,120	CITIG	4,697
06/21/17	Columbian Peso	1,244,586,759	U.S. Dollars	424,413	CITIG	3,668
06/21/17	South Korean Won	940,000,000	U.S. Dollars	840,177	CITIG	1,207
06/21/17	Columbian Peso	763,026,267	U.S. Dollars	254,089	CITIG	8,357
06/21/17	Columbian Peso	640,000,000	U.S. Dollars	214,748	CITIG	5,383
06/21/17	Columbian Peso	627,374,466	U.S. Dollars	211,167	CITIG	4,621
06/21/17	Columbian Peso	450,000,000	U.S. Dollars	148,776	CITIG	6,003
06/21/17	South Korean Won	340,000,000	U.S. Dollars	302,644	CITIG	1,686
06/21/17	Indonesian Rupiahs	193,281,000	U.S. Dollars	14,322	CITIG	51
06/21/17	Russian Rubles	81,954,465	U.S. Dollars	1,372,200	CITIG	56,387
06/21/17	South Korean Won	80,000,000	U.S. Dollars	71,298	CITIG	309
06/21/17	Russian Rubles	70,611,021	U.S. Dollars	1,175,983	CITIG	54,872
06/21/17	Indian Rupees	46,000,000	U.S. Dollars	696,499	CITIG	3,992
06/21/17	Indian Rupees	45,000,000	U.S. Dollars	680,443	CITIG	4,821
06/21/17	Indian Rupees	44,000,000	U.S. Dollars	667,495	CITIG	2,540
06/21/17	Indian Rupees	43,000,000	U.S. Dollars	638,361	CITIG	16,447
06/21/17	Indian Rupees	42,000,000	U.S. Dollars	636,823	CITIG	2,757
06/21/17	Indian Rupees	40,000,000	U.S. Dollars	606,488	CITIG	2,635
06/21/17	Indian Rupees	35,000,000	U.S. Dollars	530,842	CITIG	2,141
06/21/17	Taiwan Dollars	34,207,201	U.S. Dollars	1,121,331	CITIG	10,327
06/21/17	Russian Rubles	32,763,514	U.S. Dollars	547,814	CITIG	23,303
06/21/17	Indian Rupees	28,000,000	U.S. Dollars	424,269	CITIG	2,117
06/21/17	Indian Rupees	28,000,000	U.S. Dollars	426,263	CITIG	124
06/21/17	Mexican Pesos	26,800,000	U.S. Dollars	1,332,530	CITIG	80,780
06/21/17	Czech Republic Koruna	21,300,000	U.S. Dollars	852,685	CITIG	(2,430)
06/21/17	South Korean Won	20,000,000	U.S. Dollars	17,978	CITIG	(76)
06/21/17	Czech Republic Koruna	18,900,000	U.S. Dollars	757,730	CITIG	(3,279)
06/21/17	Russian Rubles	16,661,000	U.S. Dollars	279,924	CITIG	10,502
06/21/17	Philippine Peso	16,000,000	U.S. Dollars	315,708	CITIG	2,003
06/21/17	Mexican Pesos	12,900,000	U.S. Dollars	638,174	CITIG	42,113
06/21/17	Philippine Peso	12,300,000	U.S. Dollars	244,388	CITIG	(148)
06/21/17	Philippine Peso	11,000,000	U.S. Dollars	217,909	CITIG	517
06/21/17	Indian Rupees	9,933,418	U.S. Dollars	146,831	CITIG	4,436
06/21/17	Czech Republic Koruna	9,400,000	U.S. Dollars	379,348	CITIG	(4,118)
06/21/17	Indian Rupees	9,146,582	U.S. Dollars	135,465	CITIG	3,820
06/21/17	Taiwan Dollars	8,922,799	U.S. Dollars	291,358	CITIG	3,830
06/21/17	Brazilian Reals	8,217,388	U.S. Dollars	2,554,653	CITIG	20,707

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	Mexican Pesos	7,140,672	U.S. Dollars	360,405	CITIG	$16,162
06/21/17	Mexican Pesos	5,962,466	U.S. Dollars	297,886	CITIG	16,547
06/21/17	Mexican Pesos	5,934,091	U.S. Dollars	295,391	CITIG	17,546
06/21/17	Mexican Pesos	5,810,418	U.S. Dollars	289,444	CITIG	16,971
06/21/17	South African Rand	5,301,657	U.S. Dollars	401,149	CITIG	(11,652)
06/21/17	Mexican Pesos	5,300,000	U.S. Dollars	263,107	CITIG	16,391
06/21/17	Indian Rupees	5,000,000	U.S. Dollars	74,102	CITIG	2,039
06/21/17	Philippine Peso	5,000,000	U.S. Dollars	98,542	CITIG	743
06/21/17	South African Rand	4,983,558	U.S. Dollars	372,685	CITIG	(6,558)
06/21/17	South African Rand	4,600,000	U.S. Dollars	349,825	CITIG	(11,877)
06/21/17	South African Rand	4,586,058	U.S. Dollars	348,380	CITIG	(11,456)
06/21/17	Brazilian Reals	4,343,598	U.S. Dollars	1,363,573	CITIG	(2,273)
06/21/17	South African Rand	4,267,219	U.S. Dollars	321,548	CITIG	(8,048)
06/21/17	Turkish Lira	4,253,104	U.S. Dollars	1,153,076	CITIG	(10,310)
06/21/17	South African Rand	4,241,326	U.S. Dollars	321,704	CITIG	(10,107)
06/21/17	South African Rand	4,241,325	U.S. Dollars	321,131	CITIG	(9,534)
06/21/17	Turkish Lira	4,006,333	U.S. Dollars	1,081,467	CITIG	(5,006)
06/21/17	Brazilian Reals	3,795,879	U.S. Dollars	1,191,055	CITIG	(1,413)
06/21/17	Brazilian Reals	3,767,875	U.S. Dollars	1,167,221	CITIG	13,645
06/21/17	Hong Kong Dollars	3,733,403	U.S. Dollars	481,526	CITIG	(295)
06/21/17	Brazilian Reals	3,527,465	U.S. Dollars	1,119,020	CITIG	(13,499)
06/21/17	South African Rand	3,499,093	U.S. Dollars	262,875	CITIG	(5,807)
06/21/17	South African Rand	3,499,093	U.S. Dollars	265,369	CITIG	(8,301)
06/21/17	Hong Kong Dollars	3,422,025	U.S. Dollars	441,553	CITIG	(459)
06/21/17	Mexican Pesos	3,243,353	U.S. Dollars	160,180	CITIG	10,859
06/21/17	Hong Kong Dollars	3,216,896	U.S. Dollars	414,972	CITIG	(319)
06/21/17	Hong Kong Dollars	3,112,573	U.S. Dollars	401,489	CITIG	(283)
06/21/17	Hong Kong Dollars	3,112,332	U.S. Dollars	401,283	CITIG	(108)
06/21/17	Hong Kong Dollars	3,111,771	U.S. Dollars	401,497	CITIG	(394)
06/21/17	Turkish Lira	3,066,417	U.S. Dollars	829,751	CITIG	(5,836)
06/21/17	Czech Republic Koruna	2,900,000	U.S. Dollars	114,317	CITIG	1,445
06/21/17	U.S. Dollars	2,881,538	Hungarian Forint	833,344,000	CITIG	(7,629)
06/21/17	Hong Kong Dollars	2,800,000	U.S. Dollars	361,136	CITIG	(220)
06/21/17	U.S. Dollars	2,698,457	Singapore Dollars	3,789,095	CITIG	(11,996)
06/21/17	Turkish Lira	2,676,146	U.S. Dollars	703,659	CITIG	15,394
06/21/17	Czech Republic Koruna	2,600,000	U.S. Dollars	105,057	CITIG	(1,270)
06/21/17	Czech Republic Koruna	2,400,000	U.S. Dollars	96,508	CITIG	(705)
06/21/17	Chilean Peso	2,245,000	U.S. Dollars	3,381	CITIG	8
06/21/17	Brazilian Reals	2,168,848	U.S. Dollars	677,450	CITIG	2,275
06/21/17	Polish Zloty	2,070,000	U.S. Dollars	529,376	CITIG	(7,756)
06/21/17	Philippine Peso	2,000,000	U.S. Dollars	39,624	CITIG	90
06/21/17	Hong Kong Dollars	2,000,000	U.S. Dollars	257,945	CITIG	(148)
06/21/17	U.S. Dollars	1,978,908	Singapore Dollars	2,791,752	CITIG	(18,115)
06/21/17	Mexican Pesos	1,900,000	U.S. Dollars	95,358	CITIG	4,839
06/21/17	Mexican Pesos	1,800,000	U.S. Dollars	89,127	CITIG	5,797
06/21/17	Mexican Pesos	1,800,000	U.S. Dollars	90,144	CITIG	4,780
06/21/17	Czech Republic Koruna	1,800,000	U.S. Dollars	70,900	CITIG	953
06/21/17	Polish Zloty	1,720,000	U.S. Dollars	434,460	CITIG	(1,037)
06/21/17	South African Rand	1,700,000	U.S. Dollars	129,356	CITIG	(4,463)
06/21/17	Taiwan Dollars	1,652,000	U.S. Dollars	53,602	CITIG	1,050
06/21/17	South African Rand	1,505,671	U.S. Dollars	112,561	CITIG	(1,944)
06/21/17	Hong Kong Dollars	1,400,000	U.S. Dollars	180,603	CITIG	(144)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	Turkish Lira	1,380,000	U.S. Dollars	372,541	CITIG	$(1,749)
06/21/17	U.S. Dollars	1,357,380	South Korean Won	1,536,696,000	CITIG	(18,100)
06/21/17	U.S. Dollars	1,341,794	Brazilian Reals	4,270,000	CITIG	3,560
06/21/17	U.S. Dollars	1,330,646	Singapore Dollars	1,880,312	CITIG	(14,398)
06/21/17	Hong Kong Dollars	1,300,000	U.S. Dollars	167,696	CITIG	(127)
06/21/17	U.S. Dollars	1,256,487	South Korean Won	1,440,000,000	CITIG	(32,442)
06/21/17	Singapore Dollars	1,220,000	U.S. Dollars	869,135	CITIG	3,567
06/21/17	Czech Republic Koruna	1,200,000	U.S. Dollars	47,198	CITIG	704
06/21/17	Hong Kong Dollars	1,200,000	U.S. Dollars	154,775	CITIG	(97)
06/21/17	Polish Zloty	1,130,000	U.S. Dollars	276,483	CITIG	8,266
06/21/17	U.S. Dollars	1,081,114	Singapore Dollars	1,528,180	CITIG	(12,039)
06/21/17	Thailand Baht	1,000,000	U.S. Dollars	28,873	CITIG	212
06/21/17	Philippine Peso	1,000,000	U.S. Dollars	19,826	CITIG	31
06/21/17	Brazilian Reals	972,947	U.S. Dollars	304,523	CITIG	402
06/21/17	Czech Republic Koruna	900,000	U.S. Dollars	36,225	CITIG	(298)
06/21/17	U.S. Dollars	859,148	Singapore Dollars	1,206,377	CITIG	(3,810)
06/21/17	Turkish Lira	840,000	U.S. Dollars	226,430	CITIG	(731)
06/21/17	Turkish Lira	840,000	U.S. Dollars	226,531	CITIG	(832)
06/21/17	U.S. Dollars	828,992	Philippine Peso	42,311,915	CITIG	(11,191)
06/21/17	Thailand Baht	800,000	U.S. Dollars	23,069	CITIG	199
06/21/17	Hong Kong Dollars	800,000	U.S. Dollars	103,186	CITIG	(67)
06/21/17	U.S. Dollars	778,827	South Korean Won	880,000,000	CITIG	(8,852)
06/21/17	Philippine Peso	748,000	U.S. Dollars	14,716	CITIG	137
06/21/17	U.S. Dollars	734,047	Brazilian Reals	2,340,000	CITIG	682
06/21/17	Thailand Baht	700,000	U.S. Dollars	19,952	CITIG	408
06/21/17	Thailand Baht	700,000	U.S. Dollars	20,340	CITIG	19
06/21/17	Hong Kong Dollars	700,000	U.S. Dollars	90,295	CITIG	(66)
06/21/17	U.S. Dollars	658,245	Brazilian Reals	2,100,000	CITIG	97
06/21/17	U.S. Dollars	645,063	Singapore Dollars	907,835	CITIG	(4,338)
06/21/17	U.S. Dollars	624,159	Philippine Peso	31,632,503	CITIG	(3,964)
06/21/17	Thailand Baht	600,000	U.S. Dollars	16,981	CITIG	470
06/21/17	Thailand Baht	600,000	U.S. Dollars	17,130	CITIG	321
06/21/17	Thailand Baht	600,000	U.S. Dollars	17,444	CITIG	7
06/21/17	U.S. Dollars	581,121	Philippine Peso	29,550,131	CITIG	(5,653)
06/21/17	U.S. Dollars	570,674	South Korean Won	650,000,000	CITIG	(11,134)
06/21/17	Polish Zloty	567,467	U.S. Dollars	139,206	CITIG	3,790
06/21/17	U.S. Dollars	556,038	Russian Rubles	33,000,000	CITIG	(19,201)
06/21/17	Polish Zloty	520,179	U.S. Dollars	126,830	CITIG	4,250
06/21/17	South Korean Won	519,000	U.S. Dollars	454	CITIG	10
06/21/17	U.S. Dollars	509,471	Philippine Peso	25,905,189	CITIG	(4,925)
06/21/17	U.S. Dollars	506,738	Israeli Shekels	1,834,951	CITIG	(1,166)
06/21/17	Polish Zloty	500,000	U.S. Dollars	122,046	CITIG	3,949
06/21/17	Turkish Lira	500,000	U.S. Dollars	135,205	CITIG	(860)
06/21/17	U.S. Dollars	490,577	Brazilian Reals	1,550,000	CITIG	4,801
06/21/17	U.S. Dollars	483,247	South African Rand	6,100,000	CITIG	35,099
06/21/17	U.S. Dollars	464,592	Indian Rupees	31,309,000	CITIG	(12,183)
06/21/17	U.S. Dollars	459,500	Singapore Dollars	647,451	CITIG	(3,641)
06/21/17	Singapore Dollars	450,000	U.S. Dollars	319,503	CITIG	2,396
06/21/17	U.S. Dollars	431,929	Singapore Dollars	608,998	CITIG	(3,706)
06/21/17	Polish Zloty	425,601	U.S. Dollars	104,124	CITIG	3,123
06/21/17	U.S. Dollars	417,949	Brazilian Reals	1,330,000	CITIG	1,122
06/21/17	U.S. Dollars	415,312	Philippine Peso	21,168,557	CITIG	(5,029)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	U.S. Dollars	411,974	Philippine Peso	20,973,673	CITIG	$(4,498)
06/21/17	U.S. Dollars	410,957	Philippine Peso	20,956,032	CITIG	(5,164)
06/21/17	U.S. Dollars	406,300	Russian Rubles	24,000,000	CITIG	(12,055)
06/21/17	Singapore Dollars	400,000	U.S. Dollars	281,793	CITIG	4,339
06/21/17	Thailand Baht	400,000	U.S. Dollars	11,453	CITIG	181
06/21/17	Hong Kong Dollars	400,000	U.S. Dollars	51,573	CITIG	(14)
06/21/17	Hong Kong Dollars	400,000	U.S. Dollars	51,599	CITIG	(39)
06/21/17	Polish Zloty	396,305	U.S. Dollars	97,143	CITIG	2,721
06/21/17	U.S. Dollars	390,417	Chilean Peso	260,000,000	CITIG	(2,061)
06/21/17	Turkish Lira	390,000	U.S. Dollars	104,850	CITIG	(61)
06/21/17	U.S. Dollars	388,736	Brazilian Reals	1,220,000	CITIG	6,384
06/21/17	Polish Zloty	378,311	U.S. Dollars	92,565	CITIG	2,766
06/21/17	U.S. Dollars	376,170	Chilean Peso	250,000,000	CITIG	(1,213)
06/21/17	U.S. Dollars	360,348	Chilean Peso	240,000,000	CITIG	(1,940)
06/21/17	U.S. Dollars	357,807	Indonesian Rupiahs	4,800,000,000	CITIG	852
06/21/17	U.S. Dollars	357,646	Brazilian Reals	1,140,000	CITIG	365
06/21/17	Singapore Dollars	350,000	U.S. Dollars	248,325	CITIG	2,041
06/21/17	U.S. Dollars	348,082	Chilean Peso	230,000,000	CITIG	889
06/21/17	Brazilian Reals	348,000	U.S. Dollars	108,835	CITIG	229
06/21/17	U.S. Dollars	344,496	Israeli Shekels	1,269,645	CITIG	(6,935)
06/21/17	U.S. Dollars	339,052	Chilean Peso	220,000,000	CITIG	6,955
06/21/17	U.S. Dollars	326,296	Israeli Shekels	1,195,829	CITIG	(4,703)
06/21/17	U.S. Dollars	325,678	Israeli Shekels	1,195,830	CITIG	(5,321)
06/21/17	U.S. Dollars	325,466	Israeli Shekels	1,195,830	CITIG	(5,534)
06/21/17	U.S. Dollars	324,709	Brazilian Reals	1,030,000	CITIG	1,904
06/21/17	U.S. Dollars	323,898	South African Rand	4,200,000	CITIG	15,337
06/21/17	U.S. Dollars	316,095	Brazilian Reals	1,000,000	CITIG	2,691
06/21/17	U.S. Dollars	309,555	Hong Kong Dollars	2,400,000	CITIG	198
06/21/17	U.S. Dollars	306,706	Mexican Pesos	5,900,000	CITIG	(4,433)
06/21/17	U.S. Dollars	300,285	Chilean Peso	200,000,000	CITIG	(1,622)
06/21/17	Thailand Baht	300,000	U.S. Dollars	8,465	CITIG	260
06/21/17	Hong Kong Dollars	300,000	U.S. Dollars	38,668	CITIG	1
06/21/17	Hong Kong Dollars	300,000	U.S. Dollars	38,675	CITIG	(5)
06/21/17	Hong Kong Dollars	300,000	U.S. Dollars	38,704	CITIG	(35)
06/21/17	Turkish Lira	300,000	U.S. Dollars	80,677	CITIG	(70)
06/21/17	Polish Zloty	290,000	U.S. Dollars	71,189	CITIG	1,888
06/21/17	U.S. Dollars	287,309	Hong Kong Dollars	2,228,000	CITIG	123
06/21/17	U.S. Dollars	286,213	Chilean Peso	190,000,000	CITIG	(598)
06/21/17	Polish Zloty	280,000	U.S. Dollars	70,761	CITIG	(204)
06/21/17	U.S. Dollars	278,175	South Korean Won	320,000,000	CITIG	(8,253)
06/21/17	Polish Zloty	254,137	U.S. Dollars	62,230	CITIG	1,810
06/21/17	U.S. Dollars	253,416	Turkish Lira	940,000	CITIG	847
06/21/17	U.S. Dollars	247,405	Mexican Pesos	4,900,000	CITIG	(10,999)
06/21/17	U.S. Dollars	246,871	South Korean Won	284,471,000	CITIG	(7,756)
06/21/17	U.S. Dollars	241,992	Turkish Lira	900,000	CITIG	171
06/21/17	Singapore Dollars	240,000	U.S. Dollars	170,237	CITIG	1,442
06/21/17	Turkish Lira	240,000	U.S. Dollars	64,131	CITIG	355
06/21/17	U.S. Dollars	238,716	Indonesian Rupiahs	3,200,000,000	CITIG	746
06/21/17	U.S. Dollars	236,080	Philippine Peso	12,000,000	CITIG	(2,203)
06/21/17	U.S. Dollars	230,431	Mexican Pesos	4,400,000	CITIG	(1,604)
06/21/17	U.S. Dollars	224,382	Chilean Peso	150,000,000	CITIG	(2,048)
06/21/17	U.S. Dollars	221,994	Russian Rubles	13,000,000	CITIG	(4,615)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	U.S. Dollars	217,947	Columbian Peso	660,000,000	CITIG	$(9,063)
06/21/17	U.S. Dollars	217,652	Thailand Baht	7,589,000	CITIG	(3,071)
06/21/17	U.S. Dollars	206,360	Hong Kong Dollars	1,600,000	CITIG	122
06/21/17	U.S. Dollars	201,567	Indonesian Rupiahs	2,700,000,000	CITIG	780
06/21/17	U.S. Dollars	201,362	Brazilian Reals	650,000	CITIG	(2,350)
06/21/17	Thailand Baht	200,000	U.S. Dollars	5,657	CITIG	160
06/21/17	Thailand Baht	200,000	U.S. Dollars	5,810	CITIG	7
06/21/17	Hong Kong Dollars	200,000	U.S. Dollars	25,809	CITIG	(29)
06/21/17	U.S. Dollars	190,525	South Korean Won	220,000,000	CITIG	(6,395)
06/21/17	U.S. Dollars	185,545	Columbian Peso	550,000,000	CITIG	(3,630)
06/21/17	U.S. Dollars	180,554	Hong Kong Dollars	1,400,000	CITIG	96
06/21/17	U.S. Dollars	179,705	Columbian Peso	530,000,000	CITIG	(2,591)
06/21/17	U.S. Dollars	177,790	Indonesian Rupiahs	2,400,000,000	CITIG	(687)
06/21/17	U.S. Dollars	167,651	Hong Kong Dollars	1,300,000	CITIG	83
06/21/17	U.S. Dollars	162,005	Israeli Shekels	597,915	CITIG	(3,494)
06/21/17	U.S. Dollars	160,463	Columbian Peso	470,000,000	CITIG	(1,196)
06/21/17	Singapore Dollars	160,000	U.S. Dollars	113,259	CITIG	1,194
06/21/17	U.S. Dollars	156,668	Columbian Peso	460,000,000	CITIG	(1,551)
06/21/17	U.S. Dollars	154,844	Hong Kong Dollars	1,200,000	CITIG	166
06/21/17	U.S. Dollars	154,750	Hong Kong Dollars	1,200,000	CITIG	71
06/21/17	U.S. Dollars	154,730	Hong Kong Dollars	1,200,000	CITIG	51
06/21/17	U.S. Dollars	154,497	Columbian Peso	460,000,000	CITIG	(3,722)
06/21/17	U.S. Dollars	149,152	Columbian Peso	440,000,000	CITIG	(2,188)
06/21/17	U.S. Dollars	134,725	Columbian Peso	400,000,000	CITIG	(2,857)
06/21/17	U.S. Dollars	134,142	South African Rand	1,700,000	CITIG	9,249
06/21/17	U.S. Dollars	128,658	South African Rand	1,700,000	CITIG	3,765
06/21/17	Peruvian Nuevos Soles	119,874	U.S. Dollars	36,592	CITIG	22
06/21/17	U.S. Dollars	104,757	South Korean Won	120,000,000	CITIG	(2,653)
06/21/17	U.S. Dollars	103,195	Hong Kong Dollars	800,000	CITIG	76
06/21/17	U.S. Dollars	102,275	Russian Rubles	6,000,000	CITIG	(2,314)
06/21/17	Thailand Baht	100,000	U.S. Dollars	2,865	CITIG	44
06/21/17	Hong Kong Dollars	100,000	U.S. Dollars	12,896	CITIG	(6)
06/21/17	U.S. Dollars	98,626	Polish Zloty	402,000	CITIG	(2,674)
06/21/17	U.S. Dollars	93,181	Singapore Dollars	130,000	CITIG	189
06/21/17	Polish Zloty	80,000	U.S. Dollars	20,215	CITIG	(56)
06/21/17	Turkish Lira	80,000	U.S. Dollars	21,790	CITIG	(295)
06/21/17	Turkish Lira	73,000	U.S. Dollars	19,220	CITIG	394
06/21/17	U.S. Dollars	69,763	Brazilian Reals	220,000	CITIG	815
06/21/17	U.S. Dollars	68,578	Russian Rubles	4,000,000	CITIG	(1,148)
06/21/17	U.S. Dollars	66,916	Philippine Peso	3,400,000	CITIG	(598)
06/21/17	U.S. Dollars	63,677	South African Rand	840,000	CITIG	1,965
06/21/17	U.S. Dollars	45,773	Thailand Baht	1,600,000	CITIG	(762)
06/21/17	U.S. Dollars	29,685	Turkish Lira	110,000	CITIG	130
06/21/17	U.S. Dollars	28,791	Turkish Lira	110,000	CITIG	(765)
06/21/17	U.S. Dollars	28,165	Brazilian Reals	90,000	CITIG	(42)
06/21/17	Thailand Baht	28,000	U.S. Dollars	796	CITIG	18
06/21/17	U.S. Dollars	25,794	Hong Kong Dollars	200,000	CITIG	14
06/21/17	U.S. Dollars	20,243	Chilean Peso	13,357,346	CITIG	80
06/21/17	U.S. Dollars	20,061	Thailand Baht	700,000	CITIG	(298)
06/21/17	U.S. Dollars	19,757	Thailand Baht	700,000	CITIG	(602)
06/21/17	U.S. Dollars	17,588	South Korean Won	20,000,000	CITIG	(314)
06/21/17	U.S. Dollars	17,352	Thailand Baht	600,000	CITIG	(99)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/17	U.S. Dollars	17,304	South Korean Won	20,000,000	CITIG	$(598)
06/21/17	U.S. Dollars	17,072	Thailand Baht	600,000	CITIG	(379)
06/21/17	U.S. Dollars	17,060	Thailand Baht	600,000	CITIG	(390)
06/21/17	U.S. Dollars	15,314	Chilean Peso	10,000,000	CITIG	219
06/21/17	U.S. Dollars	15,038	Chilean Peso	10,000,000	CITIG	(58)
06/21/17	Brazilian Reals	13,000	U.S. Dollars	4,031	CITIG	43
06/21/17	U.S. Dollars	12,899	Hong Kong Dollars	100,000	CITIG	9
06/21/17	U.S. Dollars	11,400	Thailand Baht	400,000	CITIG	(234)
06/21/17	U.S. Dollars	10,774	Turkish Lira	40,000	CITIG	27
06/21/17	U.S. Dollars	10,548	Chilean Peso	6,866,493	CITIG	182
06/21/17	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,026	CITIG	29
06/21/17	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,054	CITIG	—
06/21/17	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,056	CITIG	(1)
06/21/17	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,055	CITIG	(1)
06/21/17	U.S. Dollars	8,661	Thailand Baht	300,000	CITIG	(64)
06/21/17	U.S. Dollars	8,594	Thailand Baht	300,000	CITIG	(132)
06/21/17	U.S. Dollars	8,330	South African Rand	111,000	CITIG	175
06/21/17	Taiwan Dollars	8,000	U.S. Dollars	259	CITIG	5
06/21/17	U.S. Dollars	7,778	Russian Rubles	466,000	CITIG	(345)
06/21/17	U.S. Dollars	7,109	Chilean Peso	4,613,161	CITIG	145
06/21/17	U.S. Dollars	5,711	Thailand Baht	200,000	CITIG	(106)
06/21/17	U.S. Dollars	5,350	Turkish Lira	20,000	CITIG	(24)
06/21/17	Brazilian Reals	5,000	U.S. Dollars	1,548	CITIG	20
06/21/17	U.S. Dollars	4,236	Mexican Pesos	84,000	CITIG	(194)
06/21/17	Polish Zloty	4,000	U.S. Dollars	979	CITIG	29
06/21/17	Brazilian Reals	4,000	U.S. Dollars	1,250	CITIG	3
06/21/17	U.S. Dollars	3,044	Peruvian Nuevos Soles	10,000	CITIG	(10)
06/21/17	U.S. Dollars	3,042	Peruvian Nuevos Soles	10,000	CITIG	(12)
06/21/17	U.S. Dollars	3,022	Peruvian Nuevos Soles	10,000	CITIG	(32)
06/21/17	U.S. Dollars	3,003	Peruvian Nuevos Soles	10,000	CITIG	(51)
06/21/17	U.S. Dollars	3,000	Peruvian Nuevos Soles	10,000	CITIG	(54)
06/21/17	U.S. Dollars	2,909	Thailand Baht	100,000	CITIG	—
06/21/17	U.S. Dollars	2,851	Thailand Baht	100,000	CITIG	(57)
06/21/17	Brazilian Reals	2,000	U.S. Dollars	613	CITIG	14
06/21/17	U.S. Dollars	811	Chilean Peso	541,000	CITIG	(6)
06/21/17	U.S. Dollars	773	Hong Kong Dollars	6,000	CITIG	—
06/21/17	U.S. Dollars	460	South Korean Won	520,000	CITIG	(6)
06/21/17	U.S. Dollars	201	Mexican Pesos	4,000	CITIG	(10)
06/21/17	U.S. Dollars	118	Indian Rupees	8,000	CITIG	(3)

						$204,738

Inflation Protected Bond Fund
04/05/17	U.S. Dollars	3,115,387	New Zealand Dollars	4,331,463	NAB	$79,412
04/05/17	U.S. Dollars	1,927,229	Japanese Yen	215,747,500	UBS	(11,074)
04/05/17	U.S. Dollars	1,923,955	Japanese Yen	215,747,500	BOA	(14,348)
04/05/17	U.S. Dollars	830,203	Euro	772,669	GSC	5,732
04/05/17	Australian Dollars	706,000	U.S. Dollars	538,714	NAB	623
04/05/17	U.S. Dollars	541,079	Australian Dollars	706,000	CITI	1,742
04/05/17	U.S. Dollars	346,611	Euro	326,000	GSC	(1,245)
04/05/17	U.S. Dollars	334,124	New Zealand Dollars	475,000	NAB	1,190
04/05/17	U.S. Dollars	293,104	Euro	277,000	MSCS	(2,467)
04/05/17	U.S. Dollars	167,738	Euro	158,000	BOA	(854)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/05/17	U.S. Dollars	35,976	Euro	34,000	GSC	$(304)
04/05/17	U.S. Dollars	34,889	Euro	33,000	GSC	(323)
05/04/17	U.S. Dollars	3,332,311	New Zealand Dollars	4,777,000	ANZ	(13,425)
05/04/17	U.S. Dollars	1,713,680	Euro	1,601,000	MSCS	3,089
05/04/17	U.S. Dollars	1,308,266	Euro	1,214,000	MSCS	11,167
05/04/17	U.S. Dollars	24,716	Euro	23,000	HSBC	142
05/08/17	U.S. Dollars	13,775,800	British Pounds	10,995,000	HSBC	(12,167)
05/08/17	U.S. Dollars	3,882,428	Japanese Yen	431,375,000	CITI	1,885
05/08/17	British Pounds	3,280,000	U.S. Dollars	4,101,312	DEUT	11,879
05/08/17	British Pounds	2,205,000	U.S. Dollars	2,756,978	MSCS	8,140
05/08/17	British Pounds	1,590,948	U.S. Dollars	2,001,787	DEUT	(6,703)
05/08/17	British Pounds	1,145,000	U.S. Dollars	1,435,326	MSCS	529
05/08/17	British Pounds	1,100,000	U.S. Dollars	1,375,468	CITI	3,956
05/08/17	British Pounds	1,060,000	U.S. Dollars	1,328,408	RBS	855
05/08/17	British Pounds	594,052	U.S. Dollars	747,138	CWB	(2,184)
05/08/17	U.S. Dollars	588,234	British Pounds	470,000	CITI	(1,157)
05/08/17	British Pounds	470,000	U.S. Dollars	587,614	DEUT	1,776

						$65,866

6. FEDERAL INCOME TAXES

At March 31, 2017, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2015	$561,641,399	$(2,593,534)	$6,974,935	$(9,568,469)
MyDestination 2025	939,762,894	(3,060,483)	13,035,693	(16,096,176)
MyDestination 2035	532,107,362	(7,420,133)	4,803,967	(12,224,100)
MyDestination 2045	394,742,390	(3,827,429)	3,773,556	(7,600,985)
MyDestination 2055	75,735,622	1,243,535	1,435,103	(191,568)
Conservative Allocation	500,151,258	(8,568,237)	78,093	(8,646,330)
Balanced Allocation	1,598,445,744	(75,642,018)	—	(75,642,018)
Growth Allocation	1,212,214,866	(74,203,514)	—	(74,203,514)
Aggressive Allocation	990,565,541	(65,217,828)	—	(65,217,828)
Money Market	1,294,597,176	—	—	—
Low-Duration Bond	961,297,182	(1,589,009)	4,101,593	(5,690,602)
Medium-Duration Bond	1,303,660,626	(1,335,394)	15,076,567	(16,411,961)
Extended-Duration Bond	230,150,606	3,083,143	13,391,777	(10,308,634)
Global Bond	458,569,146	7,812,545	24,788,906	(16,976,361)
Defensive Market Strategies	815,358,530	79,783,522	84,762,886	(4,979,364)
Equity Index	569,565,777	234,891,151	243,164,981	(8,273,830)
Value Equity	1,121,565,327	220,087,661	246,840,042	(26,752,381)
Growth Equity	1,165,447,244	292,862,091	325,827,697	(32,965,606)
Small Cap Equity	508,354,065	61,699,927	84,676,298	(22,976,371)
International Equity Index	146,275,600	(2,752,522)	7,914,324	(10,666,846)
International Equity	1,368,064,254	88,548,017	175,080,599	(86,532,582)
Emerging Markets Equity	349,102,984	14,505,307	42,788,158	(28,282,851)
Inflation Protected Bond	284,836,701	2,999,555	11,045,530	(8,045,975)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
Flexible Income	$107,672,879	$102,222	$118,340	$(16,118)
Real Estate Securities	242,088,929	(12,015,457)	—	(12,015,457)
Global Natural Resources	238,314,427	(14,019,881)	6,583,877	(20,603,758)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, gains on constructive sales and investments in PFIC’s, partnerships and other securities with book and tax cost differences.

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as,

but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be effected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Each Fund may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.

8. RECENT SEC RULE AMENDMENTS

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds are required to operate.

The board, on behalf of the Money Market Fund, approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. Under amended Rule 2a-7, a government money market fund is a money market fund that invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. These changes became effective on May 1, 2016.

On October 13, 2016, The SEC adopted amendments to Regulation S-X which will modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end funds, including mutual funds. The amended rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. The amended rules also will promote effective liquidity risk management across the open-end fund industry and will enhance disclosure regarding fund liquidity and redemption practices. These amendments are generally not effective until sometime in 2018. Management is currently evaluating the implications of the amendments. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

9. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

At its February 23-24, 2017 meeting, the Board of Trustees approved a plan to liquidate and terminate the Flexible Income Fund (the “Fund”), upon the recommendation of GuideStone Capital Management, LLC, the Fund’s investment adviser (the “Adviser”). After the close of business on March 31, 2017, the Fund will no longer accept new investments. Subject to shareholder approval, the date of liquidation of the Fund is anticipated to be on or about April 28, 2017 (the “Liquidation Date”).”

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 25, 2017

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer
(principal financial officer)

Date May 25, 2017

*	Print the name and title of each signing officer under his or her signature.